UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Eric Wietsma 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/08

Date of reporting period:	7/31/08

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS — 100.5%

Commercial Paper — 97.4%
Abbey National North America LLC
2.500% 8/21/08	10,000,000	9,986,111
Abbot Laboratories
2.040% 8/08/08	10,000,000	9,996,033
American Honda Finance
2.220% 8/07/08	8,300,000	8,296,929
Archer-Daniels-Midland Co.
2.100% 8/05/08	7,483,000	7,481,254
AT&T, Inc.
2.300% 8/13/08	21,425,000	21,408,574
Bank of America Corp.
2.450% 8/26/08	8,240,000	8,225,981
Bank Scotland PLC
2.940% 9/29/08	22,250,000	22,142,792
Cargill, Inc.
2.340% 8/27/08	13,367,000	13,344,410
Caterpillar Financial Service Co.
2.040% 8/12/08	22,752,000	22,737,818
CBA (Delaware) Finance, Inc.
2.540% 9/24/08	4,700,000	4,682,093
CBA (Delaware) Finance, Inc.
2.550% 8/22/08	8,000,000	7,988,100
CBA (Delaware) Finance, Inc.
2.600% 9/15/08	4,600,000	4,585,050
CBA (Delaware) Finance, Inc.
2.770% 9/15/08	5,370,000	5,351,406
Coca-Cola Co.
2.060% 8/26/08	13,700,000	13,680,401
Coca-Cola Co.
2.270% 9/15/08	9,000,000	8,974,463
Colgate Palmolive Co.
2.050% 8/20/08	9,752,000	9,741,449
Daimlerchrysler
2.950% 10/09/08	16,700,000	16,605,575
Daimlerchrysler
2.970% 9/09/08	6,100,000	6,080,373
Danaher Corp.
2.100% 8/22/08	14,425,000	14,407,329
Danske Corp.
2.600% 9/18/08	1,675,000	1,669,193
Danske Corp.
2.700% 10/07/08	16,330,000	16,247,942
Disney (Walt) Co. The
2.070% 8/28/08	13,000,000	12,979,817
Dover Corp.
2.200% 8/04/08	10,423,000	10,421,089
FCAR Owner Trust
3.070% 10/24/08	11,725,000	11,641,010

General Electric Capital Co.
2.540% 10/31/08	12,130,000	12,052,119
General Electric Co.
2.360% 9/24/08	10,870,000	10,831,520
Goldman Sachs Group, Inc.
2.330% 10/30/08	22,935,000	22,801,404
Govco, Inc.
2.700% 9/08/08	22,500,000	22,435,875
Governor & Co. of The Bank of Ireland
2.680% 8/18/08	12,050,000	12,034,750
Governor & Co. of The Bank of Ireland
2.750% 10/22/08	10,000,000	9,937,361
Hewlett Packard Co.
2.100% 8/11/08	10,150,000	10,144,079
Hewlett Packard Co.
2.100% 8/14/08	12,364,000	12,354,624
Honeywell International, Inc.
2.050% 8/14/08	7,925,000	7,919,133
Honeywell International, Inc.
2.220% 9/17/08	15,000,000	14,956,525
HSBC Finance Corp.
2.480% 10/23/08	22,200,000	22,073,065
Illinois Tool Works, Inc.
2.110% 9/12/08	22,950,000	22,893,505
ING Funding LLC
2.560% 8/07/08	6,550,000	6,547,205
ING Funding LLC
2.910% 10/15/08	16,000,000	15,903,000
John Deere Capital Corp.
2.080% 8/12/08	3,000,000	2,998,093
John Deere Capital Corp.
2.160% 8/15/08	20,450,000	20,432,822
Johnson & Johnson
2.080% 8/11/08	22,545,000	22,531,974
L’oreal USA, Inc.
2.130% 9/10/08	22,955,000	22,900,673
Medtronic, Inc.
2.080% 8/28/08	22,700,000	22,664,588
Minnesota Mining & Manufacturing Co.
2.050% 8/06/08	20,000,000	19,994,306
Nestle Capital Corp.
2.140% 9/08/08	10,000,000	9,977,411
Nestle Capital Corp.
2.140% 11/03/08	13,327,000	13,252,532
New Center Asset Trust
2.930% 8/27/08	20,382,000	20,338,869
New Center Asset Trust
3.050% 10/01/08	3,000,000	2,984,496
NSTAR Electric Co.
2.120% 8/06/08	2,150,000	2,149,367
Paccar Financial Corp.
2.190% 10/30/08	2,100,000	2,088,503
Paccar Financial Corp.
2.200% 9/11/08	6,100,000	6,084,716
Paccar Financial Corp.
2.260% 9/30/08	5,998,000	5,975,408
Paccar Financial Corp.
2.260% 10/14/08	7,700,000	7,664,229
Pfizer, Inc.
2.170% 10/22/08	3,714,000	3,695,643

Pfizer, Inc.
2.180% 10/14/08	12,762,000	12,704,812
Praxair, Inc.
2.030% 8/15/08	5,600,000	5,595,579
Praxair, Inc.
2.050% 8/05/08	10,258,000	10,255,663
Praxair, Inc.
2.050% 8/06/08	6,782,000	6,780,069
Procter & Gamble International Fundings
2.270% 9/16/08	20,650,000	20,590,104
Rockwell Collins, Inc.
2.150% 8/12/08	11,000,000	10,992,774
Rockwell Collins, Inc.
2.240% 8/01/08	11,701,000	11,701,000
Sigma Aldrich Corp.
2.130% 8/01/08	9,893,000	9,893,000
Sigma Aldrich Corp.
2.130% 8/26/08	5,500,000	5,491,865
Sigma Aldrich Corp.
2.200% 8/04/08	7,250,000	7,248,671
Southern Co.
2.070% 8/21/08	13,425,000	13,409,561
Southern Co.
2.080% 8/28/08	9,375,000	9,360,375
Stanley Works
2.150% 8/14/08	9,573,000	9,565,568
Stanley Works
2.200% 8/08/08	12,765,000	12,759,539
Toyota Motor Credit Corp.
2.310% 8/29/08	17,665,000	17,633,262
Toyota Motor Credit Corp.
2.620% 11/07/08	5,500,000	5,460,773
Unilever Capital Crop.
2.270% 8/19/08	22,387,000	22,361,591
Windmill Funding Corp.
2.740% 9/19/08	18,250,000	18,181,938
Wisconsin Electric Power Corp.
2.250% 8/18/08	7,465,000	7,457,068
Wisconsin Electric Power Corp.
2.280% 8/13/08	2,700,000	2,697,948
Wisconsin Electric Power Corp.
2.300% 8/04/08	12,500,000	12,497,604
		889,931,751

Discount Notes — 2.5%
Federal Home Loan Bank
2.050% 10/28/08	12,108,000	12,047,326
Federal Home Loan Bank
2.135% 8/20/08	11,080,000	11,067,515
		23,114,841

U.S. Treasury Bills — 0.6%
U.S. Treasury Bill
2.100% 6/04/09	5,140,000	5,047,973

TOTAL SHORT-TERM INVESTMENTS (Cost $918,094,565)		918,094,565

TOTAL INVESTMENTS — 100.5% (Cost $918,094,565) (a)		918,094,565

Other Assets/(Liabilities) — (0.5)%		(4,306,128)

NET ASSETS — 100.0%		$913,788,437

Notes to Portfolio of Investments

(a)        See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 0.1%

PREFERRED STOCK — 0.1%

Investment Companies — 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $550,000) (a) (b) (c)	5,500	506,000

TOTAL PREFERRED STOCK (Cost $550,000)		506,000

TOTAL EQUITIES (Cost $550,000)		506,000

	Principal Amount

BONDS & NOTES — 65.7%

CORPORATE DEBT — 28.2%

Agriculture — 0.3%
Cargill, Inc. (b)
5.200% 1/22/13	1,200,000	1,187,292

Apparel — 0.1%
Kellwood Co.
7.875% 7/15/09	300,000	291,000

Banks — 1.1%
Bank of America Corp.
3.250% 8/15/08	500,000	499,968
Bank of America Corp.
5.750% 12/01/17	1,500,000	1,407,445
HSBC Finance Corp.
6.375% 10/15/11	175,000	179,198
Wachovia Bank NA
7.800% 8/18/10	600,000	610,393
Wells Fargo & Co.
4.375% 1/31/13	1,300,000	1,236,785
Wells Fargo & Co.
5.625% 12/11/17	865,000	824,402
		4,758,191
Beverages — 0.5%
Anheuser-Busch Cos., Inc.
5.050% 10/15/16	435,000	393,316
Foster’s Finance Corp. (b)
6.875% 6/15/11	1,000,000	1,060,495
Miller Brewing Co. (b)
4.250% 8/15/08	475,000	475,166
		1,928,977

Building Materials — 0.4%
American Standard, Inc.
7.625% 2/15/10	900,000	942,709
CRH America, Inc.
8.125% 7/15/18	725,000	732,111
		1,674,820
Chemicals — 1.4%
Cytec Industries, Inc.
5.500% 10/01/10	600,000	596,706
Ecolab, Inc.
4.875% 2/15/15	1,400,000	1,375,292
EI Du Pont de Nemours & Co.
5.000% 1/15/13	475,000	476,486
EI Du Pont de Nemours & Co.
6.000% 7/15/18	175,000	177,092
Lubrizol Corp.
4.625% 10/01/09	720,000	716,013
Lubrizol Corp.
5.875% 12/01/08	450,000	452,167
Praxair, Inc.
5.250% 11/15/14	1,250,000	1,268,019
Sensient Technologies
6.500% 4/01/09	970,000	970,023
		6,031,798
Commercial Services — 1.1%
Deluxe Corp.
7.375% 6/01/15	180,000	156,825
Donnelley R.R. & Sons Co.
4.950% 5/15/10	650,000	638,156
Equifax, Inc.
6.300% 7/01/17	800,000	761,039
ERAC USA Finance Co. (b)
5.800% 10/15/12	1,000,000	933,557
ERAC USA Finance Co. (b)
7.950% 12/15/09	1,155,000	1,182,955
Valassis Communications, Inc.
6.625% 1/15/09	1,210,000	1,203,950
		4,876,482
Computers — 0.1%
Electronic Data Systems Corp. Series B
6.500% 8/01/13	475,000	499,272

Cosmetics & Personal Care — 0.9%
Procter & Gamble Co.
3.500% 12/15/08	4,000,000	4,007,868

Diversified Financial — 4.0%
American General Finance Corp.
5.900% 9/15/12	500,000	450,402
American General Finance Corp.
6.900% 12/15/17	925,000	742,016
American Honda Finance Corp. (b)
3.850% 11/06/08	900,000	901,599

The Bear Stearns Cos., Inc.
7.250% 2/01/18	1,000,000	1,039,541
CIT Group, Inc.
5.125% 9/30/14	290,000	210,459
CIT Group, Inc.
7.625% 11/30/12	1,800,000	1,528,709
Citigroup, Inc.
5.500% 2/15/17	840,000	754,920
Eaton Vance Corp.
6.500% 10/02/17	575,000	578,331
Emerald Investment Grade CBO Ltd. FRN (b)
3.319% 5/24/11	290,518	289,066
Ford Motor Credit Co. LLC
7.375% 10/28/09	1,675,000	1,525,699
The Goldman Sachs Group, Inc.
5.150% 1/15/14	250,000	240,129
The Goldman Sachs Group, Inc.
5.625% 1/15/17	775,000	710,267
The Goldman Sachs Group, Inc.
6.150% 4/01/18	385,000	370,871
HSBC Finance Corp.
4.125% 12/15/08	1,250,000	1,248,777
Lazard Group LLC
6.850% 6/15/17	650,000	566,516
Lazard Group LLC
7.125% 5/15/15	805,000	731,532
Lehman Brothers Holdings, Inc.
6.200% 9/26/14	1,235,000	1,136,547
Merrill Lynch & Co., Inc.
5.450% 2/05/13	1,800,000	1,669,754
SLM Corp.
5.000% 10/01/13	1,100,000	919,786
Textron Financial Corp.
5.125% 11/01/10	1,130,000	1,147,306
		16,762,227
Electric — 3.5%
Allegheny Energy Supply
7.800% 3/15/11	300,000	309,750
Allegheny Energy Supply (b)
8.250% 4/15/12	475,000	498,750
Carolina Power & Light Co.
5.125% 9/15/13	780,000	788,757
Carolina Power & Light Co.
5.950% 3/01/09	1,000,000	1,013,672
Consumers Energy Co.
4.400% 8/15/09	425,000	425,460
Entergy Gulf States, Inc.
5.250% 8/01/15	1,925,000	1,793,823
Kansas Gas & Electric Co.
5.647% 3/29/21	516,151	492,279
Kiowa Power Partners LLC (b)
4.811% 12/30/13	340,528	333,758
MidAmerican Funding LLC
6.750% 3/01/11	1,000,000	1,052,106
Mirant Mid-Atlantic LLC Series 2001, Class A
8.625% 6/30/12	642,573	673,898
Monongahela Power
6.700% 6/15/14	500,000	523,786

Monongahela Power
7.360% 1/15/10	700,000	714,325
Nevada Power Co. Series L
5.875% 1/15/15	650,000	641,222
Pacific Gas & Electric Co.
4.800% 3/01/14	950,000	923,691
Pennsylvania Electric Co. Class B
6.125% 4/01/09	585,000	589,898
PPL Energy Supply LLC
6.300% 7/15/13	600,000	601,912
Tampa Electric Co.
6.375% 8/15/12	750,000	773,051
Tenaska Oklahoma (b)
6.528% 12/30/14	365,688	353,902
TransAlta Corp.
5.750% 12/15/13	1,250,000	1,204,025
TransAlta Corp.
6.650% 5/15/18	300,000	295,712
Tri-State Generation & Transmission Association Series 2003, Class A (b)
6.040% 1/31/18	580,944	569,124
Wisconsin Public Service Corp.
5.650% 11/01/17	450,000	457,043
		15,029,944
Electronics — 0.1%
Thomas & Betts Corp. Series B
6.390% 2/10/09	325,000	328,346

Environmental Controls — 0.1%
Allied Waste North America, Inc. Series B
5.750% 2/15/11	590,000	582,625

Foods — 0.9%
Delhaize Group
6.500% 6/15/17	1,180,000	1,177,523
Kellogg Co.
5.125% 12/03/12	855,000	864,354
Sara Lee Corp.
3.875% 6/15/13	60,000	55,374
Smithfield Foods, Inc.
7.000% 8/01/11	1,930,000	1,775,600
		3,872,851
Forest Products & Paper — 0.2%
Rock-Tenn Co.
5.625% 3/15/13	180,000	169,200
Rock-Tenn Co.
8.200% 8/15/11	650,000	676,000
Rock-Tenn Co. (b)
9.250% 3/15/16	175,000	180,250
		1,025,450
Gas — 0.1%
Southwest Gas Corp.
8.375% 2/15/11	375,000	390,718

Health Care – Products — 0.1%
Covidien International Finance SA
5.450% 10/15/12	600,000	597,222

Holding Company – Diversified — 0.2%
Leucadia National Corp.
7.000% 8/15/13	1,035,000	996,188

Home Builders — 0.1%
Centex Corp.
7.875% 2/01/11	350,000	329,000
D.R. Horton, Inc.
4.875% 1/15/10	170,000	156,400
Lennar Corp. Series B
5.125% 10/01/10	80,000	69,600
		555,000
Household Products — 0.2%
Kimberly-Clark Corp.
6.125% 8/01/17	800,000	821,952

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000% 5/01/10	495,000	486,381

Insurance — 0.2%
Prudential Financial, Inc.
5.800% 6/15/12	1,000,000	1,021,651

Investment Companies — 0.1%
Xstrata Finance Canada (b)
5.800% 11/15/16	335,000	315,614

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200% 11/15/16	445,000	428,796

Lodging — 0.4%
MGM Mirage
6.000% 10/01/09	400,000	390,000
MGM Mirage
6.750% 9/01/12	340,000	298,350
Starwood Hotels & Resorts Worldwide, Inc.
6.250% 2/15/13	250,000	237,969
Starwood Hotels & Resorts Worldwide, Inc.
7.875% 5/01/12	565,000	570,364
		1,496,683
Machinery – Diversified — 0.4%
Briggs & Stratton Corp.
8.875% 3/15/11	855,000	855,000
Roper Industries, Inc.
6.625% 8/15/13	720,000	726,157
		1,581,157
Manufacturing — 0.9%
Bombardier, Inc. (b)
6.750% 5/01/12	330,000	325,050

Cooper US, Inc.
6.100% 7/01/17	775,000	781,297
General Electric Co.
5.250% 12/06/17	1,000,000	968,812
Pentair, Inc.
7.850% 10/15/09	950,000	958,966
Tyco Electronics Group SA
6.000% 10/01/12	375,000	377,384
Tyco Electronics Group SA
6.550% 10/01/17	325,000	321,208
		3,732,717
Media — 2.7%
Belo Corp.
8.000% 11/01/08	600,000	602,977
CBS Corp.
6.625% 5/15/11	650,000	652,134
Clear Channel Communications, Inc.
4.250% 5/15/09	1,085,000	1,049,737
Comcast Corp.
5.500% 3/15/11	1,860,000	1,860,640
COX Communications, Inc.
4.625% 1/15/10	2,865,000	2,845,610
McGraw-Hill Cos., Inc.
5.375% 11/15/12	750,000	751,031
Rogers Cable, Inc.
5.500% 3/15/14	260,000	250,858
Scholastic Corp.
5.000% 4/15/13	575,000	483,000
Shaw Communications, Inc.
8.250% 4/11/10	1,540,000	1,582,350
Thomson Corp.
5.700% 10/01/14	1,495,000	1,468,978
		11,547,315
Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750% 2/15/10	920,000	921,995

Mining — 0.1%
Vale Overseas Ltd.
6.250% 1/23/17	535,000	526,004

Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500% 5/15/12	280,000	275,089

Oil & Gas — 1.0%
OAO Gazprom (b)
9.625% 3/01/13	455,000	499,363
The Premcor Refining Group, Inc.
6.750% 5/01/14	320,000	325,685
Shell International Finance
5.625% 6/27/11	1,500,000	1,572,622
Tesoro Corp.
6.500% 6/01/17	400,000	340,000
Valero Energy Corp.
3.500% 4/01/09	500,000	498,956

XTO Energy, Inc.
4.900% 2/01/14	1,000,000	965,915
		4,202,541
Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc. Series B
6.125% 12/01/14	220,000	210,650

Packaging & Containers — 0.1%
Packaging Corp. of America
5.750% 8/01/13	310,000	303,957
Pactiv Corp.
5.875% 7/15/12	280,000	279,397
		583,354
Pharmaceuticals — 0.4%
Abbott Laboratories
5.600% 11/30/17	1,660,000	1,674,243

Pipelines — 2.2%
Consolidated Natural Gas Co. Series C
6.250% 11/01/11	1,190,000	1,231,237
Duke Capital LLC
7.500% 10/01/09	700,000	712,258
Enbridge Energy Partners LP
4.000% 1/15/09	900,000	896,473
Enbridge, Inc.
5.800% 6/15/14	1,360,000	1,351,174
Enterprise Products Operating LP
7.500% 2/01/11	210,000	219,984
Gulf South Pipeline Co. LP (b)
5.050% 2/01/15	275,000	259,843
Kinder Morgan Energy Partners LP
6.000% 2/01/17	175,000	172,828
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125% 6/15/14	550,000	553,513
Plains All American Pipeline Co.
5.625% 12/15/13	685,000	686,281
Southern Natural Gas Co. (b)
5.900% 4/01/17	420,000	403,984
Texas Eastern Transmission LP (b)
6.000% 9/15/17	275,000	268,779
Trans-Canada Pipelines Ltd.
6.490% 1/21/09	2,000,000	2,023,008
Transcontinental Gas Pipe Line Corp.
8.875% 7/15/12	600,000	657,000
		9,436,362
Real Estate Investment Trusts (REITS) — 0.8%
Brandywine Operating Partnership LP
5.625% 12/15/10	550,000	532,882
iStar Financial, Inc. Series B
4.875% 1/15/09	200,000	190,000
iStar Financial, Inc. Series B
5.700% 3/01/14	385,000	265,650
Prologis
5.250% 11/15/10	1,000,000	998,645

Senior Housing Properties Trust
8.625% 1/15/12	175,000	178,500
Weingarten Realty Investors, Series A
7.500% 12/19/10	1,225,000	1,282,319
		3,447,996
Retail — 0.2%
J.C. Penney Corp., Inc.
7.950% 4/01/17	200,000	199,597
Lowe’s Cos., Inc.
5.600% 9/15/12	425,000	439,807
		639,404
Savings & Loans — 0.2%
Glencore Funding LLC (b)
6.000% 4/15/14	665,000	636,490

Software — 0.4%
Fidelity National Information Services, Inc.
4.750% 9/15/08	300,000	295,500
Fiserv, Inc.
6.125% 11/20/12	1,500,000	1,500,111
		1,795,611
Telecommunications — 1.3%
British Telecom PLC STEP
8.625% 12/15/10	1,125,000	1,208,425
Embarq Corp.
7.082% 6/01/16	65,000	60,744
Qwest Corp.
7.875% 9/01/11	1,900,000	1,871,500
Qwest Corp.
8.875% 3/15/12	400,000	399,000
Rogers Wireless Communications, Inc.
6.375% 3/01/14	450,000	451,517
Sprint Nextel Corp.
6.000% 12/01/16	600,000	505,500
Verizon New England, Inc.
6.500% 9/15/11	500,000	513,035
Vodafone Group PLC
7.750% 2/15/10	300,000	313,602
		5,323,323
Transportation — 0.8%
Canadian National Railway Co.
5.850% 11/15/17	370,000	373,097
Con-way, Inc.
8.875% 5/01/10	930,000	975,185
CSX Corp.
6.250% 10/15/08	1,900,000	1,907,313
		3,255,595

TOTAL CORPORATE DEBT (Cost $122,790,163)		119,757,194

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%

Commercial MBS — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN
5.745% 2/10/51	2,500,000	2,325,730
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205% 2/11/44	1,530,000	1,476,980
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330% 1/12/45	1,000,000	970,120
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN
5.694% 6/11/50	700,000	644,455
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237% 12/11/49	2,100,000	2,043,750
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN
5.816% 12/10/49	1,125,000	1,052,052
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b)
1.000% 1/15/18	1,350,000	1,151,030
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429% 12/12/43	975,000	909,540
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN
5.172% 12/12/49	975,000	893,902
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4
5.700% 9/12/49	825,000	759,865
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610% 4/15/49	2,775,000	2,707,049
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509% 4/15/47	1,450,000	1,322,358
		16,256,831

Home Equity ABS — 0.2%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP
7.200% 10/25/28	5,808	5,787
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP (Acquired 8/08/06, Cost $3,264,441) (d) (c)
5.000% 12/25/37	3,350,000	641,110
		646,897

Student Loans ABS — 0.7%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (b)
3.803% 9/20/10	775,000	711,062
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN (b)
3.963% 1/11/13	1,025,000	695,462
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (b)
3.403% 6/20/14	1,600,000	737,750
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN (b)
4.803% 9/20/10	575,000	467,457
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN (b)
5.403% 9/20/10	460,000	368,863
		2,980,594

WL Collateral CMO — 3.4%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000% 12/25/33	1,576,469	1,352,192
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN
2.538% 7/20/36	843,667	746,611
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.522% 8/25/34	482,070	429,208
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN
6.562% 2/25/34	83,612	53,940
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
6.704% 9/25/33	70,431	60,003
First Nationwide Trust, Series 2001-5, Class A1
6.750% 10/21/31	19,750	19,559
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.854% 8/25/34	117,923	55,090
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN
2.648% 1/19/38	1,190,960	739,896
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN
2.571% 5/25/37	2,051,735	1,892,830
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
5.870% 8/25/34	226,857	171,628
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN
2.711% 8/25/36	541,691	406,660
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN
4.568% 2/25/34	902,536	804,670
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN
5.687% 7/25/33	15,568	8,957
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN
7.088% 2/25/34	29,701	25,454
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
6.457% 2/25/34	3,559	3,144
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN
2.641% 6/25/46	2,211,798	1,363,969
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN
2.651% 4/25/46	1,503,622	932,805
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
6.802% 3/25/34	137,689	127,452
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500% 8/25/34	253,641	233,756
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN
4.256% 1/25/35	1,990,488	1,694,953
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
4.691% 4/25/44	358,055	298,761
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.232% 9/25/34	1,376,440	1,277,009
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.569% 12/25/34	1,770,060	1,508,882
		14,207,429

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.382% 6/25/32	105,030	91,588

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,922,367)		34,183,339

SOVEREIGN DEBT OBLIGATION — 0.1%

Province of Ontario
4.750% 1/19/16	450,000	453,899

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,170)		453,899

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.2%

Pass-Through Securities — 28.2%
Federal Home Loan Mortgage Corp.
Pool #G01953 4.500% 10/01/35	4,800,993	4,412,038
Pool #G11723 5.500% 7/01/20	361,789	365,195
Pool #A56828 5.500% 2/01/37	2,146,102	2,101,922
Pool #A69653 5.500% 12/01/37	2,068,264	2,023,748
Pool #E00856 7.500% 6/01/15	24,775	26,067
Federal National Mortgage Association
Pool #775539 1.000% 5/01/34	879,468	884,574
Pool #888586 4.357% 10/01/34	2,119,563	2,123,353
Pool #813954 4.500% 12/01/20	3,262,139	3,150,258
Pool #889266 4.500% 3/01/23	4,303,010	4,127,360
Pool #684154 5.500% 2/01/18	75,889	77,177
Pool #702331 5.500% 5/01/18	809,940	823,690
Pool #725796 5.500% 9/01/19	5,703,188	5,772,919
Pool #844564 5.500% 12/01/20	1,273,192	1,282,791
Pool #745525 5.500% 5/01/21	8,201,145	8,262,974
Pool #826713 5.500% 8/01/35	6,106,754	5,995,353
Pool #826735 5.500% 8/01/35	880,877	864,808
Pool #912449 5.500% 3/01/37	720,450	706,182
Pool #918516 5.500% 6/01/37	4,702,065	4,608,942
Pool #960211 5.500% 8/01/37	1,180,417	1,157,039
Pool #965490 5.500% 12/01/37	3,931,439	3,851,121
Pool #897100 6.500% 7/01/36	2,926,247	3,010,491
Pool #871045 6.500% 1/01/37	2,945,894	3,027,942
Pool #942561 6.500% 8/01/37	1,698,144	1,745,440
Pool #953263 6.500% 10/01/37	926,860	952,675
Pool #111333 9.000% 10/01/09	1,355	1,359
Federal National Mortgage Association TBA
4.500% 11/01/10 (e)	8,600,000	8,225,430
Pool #3411 4.500% 8/01/25 (e)	3,725,000	3,399,644
Pool #19324 5.000% 2/01/26 (e)	8,200,000	7,766,297
Pool #52887 6.500% 6/01/26 (e)	25,241,000	25,833,573
Government National Mortgage Association
Pool #658710 6.000% 5/15/37	613,031	620,646
Pool #608502 6.000% 7/15/37	49,388	50,001
Pool #671330 6.000% 7/15/37	3,654,501	3,699,896
Pool #661536 6.500% 12/15/36	2,939,598	3,033,183
Pool #660060 6.500% 1/15/37	3,782,765	3,903,193
Pool #664937 6.500% 8/15/37	1,821,293	1,879,275
Pool #502124 7.500% 8/15/29	13,926	14,840
Pool #507545 7.500% 8/15/29	39,731	42,338
		119,823,734

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $119,617,993)		119,823,734

U.S. TREASURY OBLIGATIONS — 1.1%

U.S. Treasury Bonds & Notes — 1.1%
U.S. Treasury Note
3.500% 2/15/18	4,175,000	4,021,699
U.S. Treasury Note
4.000% 4/15/10	530,000	544,389
		4,566,088

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,512,580)		4,566,088

TOTAL BONDS & NOTES (Cost $289,290,273)		278,784,254

TOTAL LONG-TERM INVESTMENTS (Cost $289,840,273)		279,290,254

SHORT-TERM INVESTMENTS — 45.5%

Discount Notes — 0.2%
U.S. Treasury Bill (f)
1.815% 12/11/08	1,000,000	993,345

Commercial Paper — 45.3%
Autoliv ASP, Inc.
2.920% 9/12/08	10,000,000	9,965,933
Covidien International
2.900% 8/28/08	3,216,000	3,209,005
Covidien International Finance SA
2.850% 8/07/08	3,314,000	3,312,426
Covidien International Finance SA
2.870% 8/29/08	2,390,000	2,384,665
Daimlerchrysler
2.950% 8/26/08	5,462,000	5,450,810
Dow Chemical Co.
2.840% 10/10/08	2,790,000	2,774,593
Dow Chemical Co.
3.080% 8/01/08	2,700,000	2,700,000
Dow Chemical Co.
3.100% 9/22/08	2,198,000	2,188,158
DTE Capital Corp.
2.950% 8/05/08	7,871,000	7,868,420
Duke Energy Carolinas
2.800% 8/29/08	5,580,000	5,567,848
ERAC USA Finance Co.
2.900% 9/16/08	5,080,000	5,061,176
ERAC USA Finance Co.
3.000% 9/19/08	4,128,000	4,111,144
FCAR Owner Trust
3.100% 12/19/08	2,091,000	2,065,792
Fortune Brands, Inc.
2.900% 9/11/08	6,356,000	6,335,007
Gannett Co., Inc.
2.880% 8/04/08	6,631,000	6,629,409
Gannett Co., Inc.
3.310% 9/02/08	4,098,000	4,085,943
General Mills, Inc.
2.850% 8/13/08	4,220,000	4,215,991

International Lease Finance Corp.
2.620% 10/24/08	5,950,000	5,913,626
ITT Corp.
3.000% 9/19/08	869,000	865,452
ITT Corp.
3.300% 10/31/08	5,190,000	5,146,707
New Center Asset Trust
2.990% 8/19/08	3,555,000	3,549,685
New Center Asset Trust
3.000% 8/27/08	3,363,000	3,355,713
New Center Asset Trust
3.050% 9/10/08	1,759,000	1,753,039
Newell Rubbermaid, Inc.
3.050% 10/14/08	8,853,000	8,797,497
Oneok, Inc.
2.950% 8/26/08	10,440,000	10,418,612
Pearson, Inc.
2.750% 8/15/08	5,795,000	5,788,803
Time Warner, Inc.
2.890% 9/08/08	3,450,000	3,439,476
Time Warner, Inc.
2.990% 10/24/08	5,331,000	5,293,807
Tyco Electronics Group SA
2.990% 9/17/08	1,957,000	1,949,361
Tyco Electronics Group SA
3.000% 9/30/08	6,963,000	6,928,185
Tyco International Finance SA
3.100% 9/19/08	2,310,000	2,300,253
Tyco International Group
2.910% 8/22/08	4,274,000	4,266,745
Tyco International Group
2.930% 8/20/08	3,274,000	3,268,937
United Healthcare Co.
2.900% 9/08/08	5,036,000	5,020,584
United Healthcare Co.
3.100% 9/15/08	5,000,000	4,980,625
VF Corp.
2.850% 8/12/08	3,495,000	3,491,956
VF Corp.
3.000% 9/09/08	5,835,000	5,816,036
Vodafone Group PLC
2.870% 10/15/08	6,050,000	6,013,826
Volvo Group Treasury North America
2.760% 8/25/08	3,070,000	3,064,351
Wellpoint, Inc.
2.930% 8/21/08	4,908,000	4,900,011
Wellpoint, Inc.
3.000% 9/18/08	5,500,000	5,478,000
XTO Energy, Inc.
2.950% 9/30/08	2,300,000	2,288,692
		192,016,299

TOTAL SHORT-TERM INVESTMENTS (Cost $193,009,644)		193,009,644

TOTAL INVESTMENTS — 111.3% (Cost $482,849,917) (g)	472,299,898

Other Assets/(Liabilities) — (11.3)%	(47,840,500)

NET ASSETS — 100.0%	$424,459,398

Notes to Portfolio of Investments
CBO	- Collateralized Bond Obligation
FRN	- Floating Rate Note
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $15,312,661 or 3.61% of net assets.

(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Inflation-Protected Bond Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Principal Amount	Value

BONDS & NOTES — 99.7%

U.S. TREASURY OBLIGATIONS — 99.7%

U.S. Treasury Inflation Index
0.625% 4/15/13	6,229,811	6,085,260
U.S. Treasury Inflation Index
0.875% 4/15/10	21,663,640	21,777,036
U.S. Treasury Inflation Index
1.375% 7/15/18	753,450	734,675
U.S. Treasury Inflation Index
1.625% 1/15/15	14,177,750	14,398,170
U.S. Treasury Inflation Index
1.625% 1/15/18	10,560,052	10,522,102
U.S. Treasury Inflation Index
1.750% 1/15/28	5,737,479	5,355,578
U.S. Treasury Inflation Index
1.875% 7/15/13	14,203,223	14,730,296
U.S. Treasury Inflation Index
1.875% 7/15/15	13,194,146	13,592,032
U.S. Treasury Inflation Index
2.000% 4/15/12	5,048,234	5,233,994
U.S. Treasury Inflation Index
2.000% 1/15/14	15,946,421	16,579,294
U.S. Treasury Inflation Index
2.000% 7/15/14	14,591,665	15,194,711
U.S. Treasury Inflation Index
2.000% 1/15/16	12,903,204	13,333,647
U.S. Treasury Inflation Index
2.000% 1/15/26	12,554,026	12,279,407
U.S. Treasury Inflation Index
2.375% 4/15/11	13,759,023	14,322,283
U.S. Treasury Inflation Index
2.375% 1/15/17	10,809,105	11,469,475
U.S. Treasury Inflation Index
2.375% 1/15/25	19,555,129	20,325,112
U.S. Treasury Inflation Index
2.375% 1/15/27	10,368,794	10,701,730
U.S. Treasury Inflation Index
2.500% 7/15/16	12,332,600	13,222,860
U.S. Treasury Inflation Index
2.625% 7/15/17	9,770,376	10,589,408
U.S. Treasury Inflation Index
3.000% 7/15/12	22,398,235	24,167,346
U.S. Treasury Inflation Index
3.375% 1/15/12	6,122,844	6,636,110
U.S. Treasury Inflation Index
3.375% 4/15/32	4,135,399	5,096,879
U.S. Treasury Inflation Index
3.500% 1/15/11	9,768,148	10,453,445
U.S. Treasury Inflation Index
3.625% 4/15/28	12,988,494	15,931,200

U.S. Treasury Inflation Index
3.875% 4/15/29	15,558,612	19,860,326
U.S. Treasury Inflation Index
4.250% 1/15/10	4,247,925	4,495,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $309,212,146)		317,087,543

TOTAL BONDS & NOTES (Cost $309,212,146)		317,087,543

TOTAL LONG-TERM INVESTMENTS (Cost $309,212,146)		317,087,543

SHORT-TERM INVESTMENTS — 0.3%

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, Dated 07/31/2008, 0.900%, due 8/01/08 (a)	1,086,333	1,086,333

TOTAL SHORT-TERM INVESTMENTS (Cost $1,086,333)		1,086,333

TOTAL INVESTMENTS — 100.0% (Cost $310,298,479) (b)		318,173,876

Other Assets/(Liabilities) — (0.0)%		(102,757)

NET ASSETS — 100.0%		$318,071,119

Notes to Portfolio of Investments

(a)                                  Maturity value of $1,086,360. Collateralized by U.S. Government Agency obligations with a rate of 2.760%, maturity date of 5/25/36, and an aggregate market value, including accrued interest, of $1,111,371.

(b)                                 See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Core Bond Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 0.1%

PREFERRED STOCK — 0.1%

Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $1,250,000) (a) (b) (c)	12,500	1,150,000

TOTAL PREFERRED STOCK (Cost $1,250,000)		1,150,000

TOTAL EQUITIES (Cost $1,250,000)		1,150,000

	Principal Amount

BONDS & NOTES — 99.1%

CORPORATE DEBT — 33.2%

Advertising — 0.1%
Interpublic Group of Cos., Inc.
5.400% 11/15/09	822,000	801,451

Agriculture — 0.3%
Cargill, Inc. (b)
5.200% 1/22/13	3,875,000	3,833,964

Airlines — 0.0%
United Air Lines, Inc. (d) (e)
10.110% 12/31/49	435,775	0
US Airways, Inc. Class B (d) (e)
7.500% 4/15/49	1,001,003	10
		10
Apparel — 0.2%
Kellwood Co.
7.875% 7/15/09	973,000	943,810
VF Corp.
6.450% 11/01/37	2,510,000	2,272,795
		3,216,605
Banks — 2.2%
Bank of America Corp.
3.250% 8/15/08	4,106,000	4,105,733
Bank of America Corp.
5.750% 12/01/17	1,555,000	1,459,052
Bank of America Corp.
7.400% 1/15/11	121,248	126,499
Bank of America Corp. Series L
5.650% 5/01/18	6,700,000	6,254,129
Bank One Corp.
6.000% 8/01/08	2,218,000	2,218,000

HSBC Finance Corp.
6.375% 10/15/11	669,000	685,047
HSBC Holdings PLC
6.500% 9/15/37	1,995,000	1,801,078
Wachovia Bank
6.600% 1/15/38	4,410,000	3,466,220
Wachovia Corp.
5.300% 10/15/11	3,778,000	3,536,038
Wachovia Corp.
5.750% 6/15/17	2,120,000	1,787,624
Wells Fargo & Co.
4.375% 1/31/13	4,250,000	4,043,335
Wells Fargo & Co.
5.625% 12/11/17	1,075,000	1,024,546
		30,507,301
Beverages — 0.4%
Anheuser-Busch Cos., Inc.
5.050% 10/15/16	1,269,000	1,147,397
Anheuser-Busch Cos., Inc.
6.500% 2/01/43	968,000	848,043
The Coca-Cola Co.
5.350% 11/15/17	1,825,000	1,834,119
Foster’s Finance Corp. (b)
6.875% 6/15/11	872,000	924,752
Miller Brewing Co. (b)
4.250% 8/15/08	1,576,000	1,576,552
		6,330,863
Building Materials — 0.4%
American Standard, Inc.
7.625% 2/15/10	3,006,000	3,148,647
CRH America, Inc.
8.125% 7/15/18	2,300,000	2,322,560
		5,471,207
Chemicals — 1.4%
Cytec Industries, Inc.
5.500% 10/01/10	1,918,000	1,907,470
Ecolab, Inc.
4.875% 2/15/15	4,540,000	4,459,874
Ecolab, Inc.
6.875% 2/01/11	110,000	114,427
EI Du Pont de Nemours & Co.
5.000% 1/15/13	1,600,000	1,605,006
EI Du Pont de Nemours & Co.
6.000% 7/15/18	1,175,000	1,189,045
Lubrizol Corp.
4.625% 10/01/09	2,531,000	2,516,986
Lubrizol Corp.
5.875% 12/01/08	1,611,000	1,618,757
Praxair, Inc.
5.250% 11/15/14	3,900,000	3,956,218
Sensient Technologies
6.500% 4/01/09	3,033,000	3,033,073
		20,400,856

Commercial Services — 0.9%
Deluxe Corp.
7.375% 6/01/15	500,000	435,625
Donnelley R.R. & Sons Co.
4.950% 5/15/10	2,174,000	2,134,388
Equifax, Inc.
7.000% 7/01/37	1,370,000	1,199,934
ERAC USA Finance Co. (b)
6.700% 6/01/34	1,620,000	1,214,274
ERAC USA Finance Co. (b)
7.000% 10/15/37	4,865,000	3,701,550
ERAC USA Finance Co. (b)
7.950% 12/15/09	37,000	37,895
Valassis Communications, Inc.
6.625% 1/15/09	3,530,000	3,512,350
		12,236,016
Computers — 0.1%
Electronic Data Systems Corp. Series B
6.500% 8/01/13	1,646,000	1,730,109

Diversified Financial — 5.2%
American Express Co.
6.150% 8/28/17	1,060,000	1,004,688
American General Finance Corp.
5.900% 9/15/12	4,480,000	4,035,602
American General Finance Corp.
6.500% 9/15/17	1,155,000	908,370
American General Finance Corp.
6.900% 12/15/17	1,315,000	1,054,865
American Honda Finance Corp. (b)
3.850% 11/06/08	3,035,000	3,040,393
The Bear Stearns Cos., Inc.
7.250% 2/01/18	3,190,000	3,316,136
BlackRock, Inc.
6.250% 9/15/17	1,075,000	1,036,642
Boeing Capital Corp. Ltd.
5.800% 1/15/13	580,000	603,601
CIT Group, Inc.
3.875% 11/03/08	1,183,000	1,166,490
CIT Group, Inc.
5.125% 9/30/14	2,400,000	1,741,728
CIT Group, Inc.
7.625% 11/30/12	5,280,000	4,484,214
Citigroup, Inc.
5.500% 2/15/17	2,495,000	2,242,291
Citigroup, Inc.
5.875% 5/29/37	2,175,000	1,801,703
Citigroup, Inc.
7.250% 10/01/10	136,904	141,950
Eaton Vance Corp.
6.500% 10/02/17	3,375,000	3,394,555
Emerald Investment Grade CBO Ltd. FRN (b)
3.319% 5/24/11	283,256	281,839
General Electric Capital Corp.
5.375% 10/20/16	2,407,000	2,355,223
General Electric Capital Corp.
5.875% 1/14/38	1,000,000	898,031

General Motors Acceptance Corp.
6.875% 9/15/11	216	143
The Goldman Sachs Group, Inc.
5.625% 1/15/17	6,615,000	6,062,469
The Goldman Sachs Group, Inc.
6.125% 2/15/33	1,439,000	1,250,174
The Goldman Sachs Group, Inc.
6.150% 4/01/18	420,000	404,587
The Goldman Sachs Group, Inc.
6.750% 10/01/37	3,720,000	3,287,915
HSBC Finance Corp.
4.125% 12/15/08	3,529,000	3,525,549
HSBC Finance Corp.
5.900% 6/19/12	3,770,000	3,791,251
Lazard Group LLC
6.850% 6/15/17	1,575,000	1,372,712
Lazard Group LLC
7.125% 5/15/15	2,407,000	2,187,325
Lehman Brothers Holdings, Inc.
6.200% 9/26/14	3,885,000	3,575,292
Lehman Brothers Holdings, Inc.
6.875% 7/17/37	2,640,000	2,187,813
Lehman Brothers Holdings, Inc.
7.000% 9/27/27	510,000	450,756
Merrill Lynch & Co., Inc.
5.450% 2/05/13	5,775,000	5,357,127
Morgan Stanley
5.450% 1/09/17	1,526,000	1,323,109
SLM Corp.
5.000% 10/01/13	2,129,000	1,780,204
Textron Financial Corp.
5.125% 11/01/10	3,540,000	3,594,215
		73,658,962
Electric — 2.6%
Allegheny Energy Supply (b)
8.250% 4/15/12	1,516,000	1,591,800
Carolina Power & Light Co.
6.125% 9/15/33	37,000	35,797
Consumers Energy Co.
4.400% 8/15/09	1,279,000	1,280,384
Entergy Gulf States, Inc. (f)
5.250% 8/01/15	5,801,000	5,405,697
Kansas Gas & Electric Co.
5.647% 3/29/21	1,706,739	1,627,802
Kiowa Power Partners LLC (b)
4.811% 12/30/13	1,057,044	1,036,030
MidAmerican Energy Co.
5.125% 1/15/13	69,000	69,139
Mirant Mid-Atlantic LLC Series 2001, Class A
8.625% 6/30/12	1,919,713	2,013,299
Monongahela Power
6.700% 6/15/14	1,667,000	1,746,304
Nevada Power Co. Series L
5.875% 1/15/15	2,193,000	2,163,383
Nevada Power Co. Series N
6.650% 4/01/36	1,000,000	956,630
Pennsylvania Electric Co. Class B
6.125% 4/01/09	4,385,000	4,421,716

PPL Energy Supply LLC
6.300% 7/15/13	1,900,000	1,906,055
Progress Energy, Inc.
7.100% 3/01/11	79,216	82,961
Tenaska Oklahoma (b)
6.528% 12/30/14	1,369,353	1,325,219
TransAlta Corp.
5.750% 12/15/13	4,496,000	4,330,637
TransAlta Corp.
6.650% 5/15/18	800,000	788,566
Tri-State Generation & Transmission Association Series 2003, Class A (b)
6.040% 1/31/18	1,663,160	1,629,320
Tri-State Generation & Transmission Association Series 2003, Class B (b)
7.144% 7/31/33	2,232,000	2,165,524
Wisconsin Public Service Corp.
5.650% 11/01/17	1,405,000	1,426,990
		36,003,253
Electrical Components & Equipment — 0.2%
Anixter International, Inc.
5.950% 3/01/15	2,800,000	2,464,000

Electronics — 0.1%
Thomas & Betts Corp. Series B
6.390% 2/10/09	1,051,000	1,061,819

Environmental Controls — 0.6%
Allied Waste North America, Inc. Series B
5.750% 2/15/11	1,899,000	1,875,262
Allied Waste North America, Inc.
6.500% 11/15/10	6,395,000	6,395,000
Republic Services, Inc.
6.750% 8/15/11	78,000	79,546
		8,349,808
Foods — 0.6%
Conagra, Inc.
6.750% 9/15/11	121,248	125,441
The Hershey Co. (f)
7.200% 8/15/27	538,000	578,155
Kellogg Co.
5.125% 12/03/12	2,700,000	2,729,538
Sara Lee Corp.
3.875% 6/15/13	749,000	691,256
Smithfield Foods, Inc.
7.000% 8/01/11	4,820,000	4,434,400
		8,558,790
Forest Products & Paper — 0.2%
Rock-Tenn Co.
5.625% 3/15/13	505,000	474,700
Rock-Tenn Co.
8.200% 8/15/11	1,891,000	1,966,640
Rock-Tenn Co. (b)
9.250% 3/15/16	530,000	545,900
		2,987,240

Gas — 0.2%
Northern Natural Gas Co. (b)
7.000% 6/01/11	709,000	748,250
Piedmont Natural Gas Co. Series E
6.000% 12/19/33	1,573,000	1,446,581
Southwest Gas Corp.
8.375% 2/15/11	1,133,000	1,180,489
		3,375,320
Health Care – Products — 0.1%
Boston Scientific Corp.
5.450% 6/15/14	91,000	84,630
Covidien International Finance SA
6.550% 10/15/37	1,755,000	1,704,603
		1,789,233
Holding Company – Diversified — 0.2%
Leucadia National Corp.
7.000% 8/15/13	1,411,000	1,358,087
Leucadia National Corp.
7.750% 8/15/13	1,848,000	1,841,070
		3,199,157
Home Builders — 0.1%
Centex Corp.
7.875% 2/01/11	1,480,000	1,391,200
D.R. Horton, Inc.
4.875% 1/15/10	534,000	491,280
Lennar Corp. Series B
5.125% 10/01/10	340,000	295,800
		2,178,280
Household Products — 0.2%
Kimberly-Clark Corp.
6.125% 8/01/17	2,380,000	2,445,307

Housewares — 0.2%
Newell Rubbermaid, Inc.
4.000% 5/01/10	1,684,000	1,654,678
Toro Co.
7.800% 6/15/27	773,000	836,257
		2,490,935
Insurance — 0.1%
Lincoln National Corp.
6.300% 10/09/37	1,245,000	1,089,965

Investment Companies — 0.1%
Xstrata Finance Canada (b)
5.800% 11/15/16	1,023,000	963,800

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200% 11/15/16	1,347,000	1,297,952

Lodging — 0.9%
Marriott International, Inc. (f)
6.200% 6/15/16	4,038,000	3,647,820
MGM Mirage
6.000% 10/01/09	4,111,000	4,008,225
MGM Mirage
6.750% 9/01/12	3,197,000	2,805,367
Starwood Hotels & Resorts Worldwide, Inc.
6.250% 2/15/13	760,000	723,426
Starwood Hotels & Resorts Worldwide, Inc.
7.875% 5/01/12	1,909,000	1,927,124
		13,111,962
Machinery – Diversified — 0.4%
Briggs & Stratton Corp.
8.875% 3/15/11	2,713,000	2,713,000
Roper Industries, Inc.
6.625% 8/15/13	2,355,000	2,375,140
		5,088,140
Manufacturing — 0.8%
Bombardier, Inc. (b)
6.750% 5/01/12	1,156,000	1,138,660
Cooper US, Inc.
6.100% 7/01/17	2,110,000	2,127,144
General Electric Co.
5.250% 12/06/17	1,145,000	1,109,289
Pentair, Inc.
7.850% 10/15/09	3,100,000	3,129,258
Tyco Electronics Group SA
6.000% 10/01/12	1,215,000	1,222,725
Tyco Electronics Group SA
6.550% 10/01/17	1,100,000	1,087,164
Tyco Electronics Group SA
7.125% 10/01/37	1,280,000	1,252,027
		11,066,267
Media — 3.8%
Belo Corp.
8.000% 11/01/08	2,526,000	2,538,532
CBS Corp.
6.625% 5/15/11	3,558,000	3,569,681
CBS Corp.
7.875% 7/30/30	970,000	900,149
Clear Channel Communications, Inc.
4.250% 5/15/09	1,877,000	1,815,998
Comcast Cable Communications Holdings, Inc.
8.375% 3/15/13	121,000	133,576
Comcast Cable Communications, Inc.
9.800% 2/01/12	155,000	174,258
Comcast Corp.
5.500% 3/15/11	1,142,000	1,142,393
COX Communications, Inc.
4.625% 1/15/10	10,282,000	10,212,411
COX Communications, Inc.
6.750% 3/15/11	196,000	202,176

Echostar DBS Corp.
7.125% 2/01/16	2,284,000	2,106,990
HSN (b)
11.250% 8/01/16	3,350,000	3,358,375
McGraw-Hill Cos., Inc.
5.375% 11/15/12	2,500,000	2,503,438
News America Holdings, Inc.
6.750% 1/09/38	1,478,000	1,505,163
News America Holdings, Inc.
8.875% 4/26/23	1,976,000	2,213,517
Rogers Cable, Inc.
5.500% 3/15/14	822,000	793,098
Rogers Cable, Inc.
7.875% 5/01/12	2,398,000	2,573,339
Rogers Communications, Inc.
7.500% 8/15/38	510,000	512,045
Scholastic Corp.
5.000% 4/15/13	1,749,000	1,469,160
Shaw Communications, Inc.
8.250% 4/11/10	4,856,000	4,989,540
Thomson Corp.
5.700% 10/01/14	4,690,000	4,608,366
Thomson Corp.
6.200% 1/05/12	1,959,000	1,987,511
Time Warner, Inc.
5.875% 11/15/16	3,033,000	2,842,488
Viacom, Inc.
6.250% 4/30/16	1,188,000	1,133,196
		53,285,400
Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750% 2/15/10	2,969,000	2,975,437

Mining — 0.7%
Alcan, Inc.
6.250% 11/01/08	1,848,000	1,856,325
Codelco, Inc. (b)
6.150% 10/24/36	1,503,000	1,408,370
Vale Overseas Ltd.
6.250% 1/23/17	1,626,000	1,598,659
Vale Overseas Ltd.
6.875% 11/21/36	1,494,000	1,427,494
Vulcan Materials Co.
6.000% 4/01/09	2,957,000	2,992,206
		9,283,054
Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500% 5/15/12	1,175,000	1,154,392

Office Furnishings — 0.2%
Herman Miller, Inc.
7.125% 3/15/11	2,259,000	2,430,158

Oil & Gas — 1.1%
Mobil Corp. (f)
8.625% 8/15/21	3,326,000	4,287,124

Newfield Exploration Co.
7.625% 3/01/11	987,000	1,011,675
OAO Gazprom (b)
9.625% 3/01/13	1,520,000	1,668,200
Pemex Project Funding Master Trust (Acquired 5/28/08, Cost $3,290,067) (b) (c)
6.625% 6/15/38	3,300,000	3,230,113
The Premcor Refining Group, Inc.
6.750% 5/01/14	1,105,000	1,124,632
Tesoro Corp.
6.500% 6/01/17	1,100,000	935,000
XTO Energy, Inc.
4.900% 2/01/14	3,746,000	3,618,318
		15,875,062
Oil & Gas Services — 0.1%
Hornbeck Offshore Services, Inc. Series B
6.125% 12/01/14	1,009,000	966,118

Packaging & Containers — 0.3%
Bemis Co., Inc.
6.500% 8/15/08	831,000	831,676
Packaging Corp. of America
5.750% 8/01/13	1,050,000	1,029,533
Pactiv Corp.
5.875% 7/15/12	1,140,000	1,137,545
Pactiv Corp.
6.400% 1/15/18	1,025,000	1,023,418
Sealed Air Corp. (b)
6.875% 7/15/33	717,000	651,068
		4,673,240
Pharmaceuticals — 0.0%
Abbott Laboratories
5.600% 11/30/17	200,000	201,716

Pipelines — 2.7%
Alliance Pipeline LP (b)
6.996% 12/31/19	1,073,841	1,215,674
Boardwalk Pipelines LLC
5.500% 2/01/17	914,000	852,251
Colonial Pipeline Co. (b)
7.630% 4/15/32	1,656,000	1,857,419
Consolidated Natural Gas Co. Series C
6.250% 11/01/11	3,500,000	3,621,286
Duke Energy Field Services Corp. (f)
7.875% 8/16/10	2,846,000	2,983,024
Enbridge, Inc.
5.800% 6/15/14	4,010,000	3,983,975
Enterprise Products Operating LP
7.500% 2/01/11	735,000	769,943
Gulf South Pipeline Co. LP (b)
5.050% 2/01/15	868,000	820,159
Kern River Funding Corp. (b)
4.893% 4/30/18	2,862,580	2,800,433
Kinder Morgan Energy Partners LP
6.000% 2/01/17	685,000	676,499
Kinder Morgan Energy Partners LP
6.300% 2/01/09	822,000	829,294

Kinder Morgan Energy Partners LP
6.500% 2/01/37	571,000	528,698
Kinder Morgan Energy Partners LP
6.950% 1/15/38	2,160,000	2,130,581
Kinder Morgan Energy Partners LP
7.125% 3/15/12	59,000	61,845
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250% 9/15/15	585,000	572,805
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125% 6/15/14	1,891,000	1,903,080
Plains All American Pipeline Co.
5.625% 12/15/13	2,197,000	2,201,108
Plains All American Pipeline LP/PAA Finance Corp.
4.750% 8/15/09	475,000	473,556
Rockies Express Pipeline LLC (b)
6.250% 7/15/13	1,945,000	1,976,918
Rockies Express Pipeline LLC (b)
6.850% 7/15/18	1,280,000	1,301,938
Southern Natural Gas Co. (b)
5.900% 4/01/17	1,345,000	1,293,711
Texas Eastern Transmission LP (b)
6.000% 9/15/17	850,000	830,771
Trans-Canada Pipelines Ltd.
6.200% 10/15/37	2,455,000	2,232,609
Transcontinental Gas Pipe Line Corp.
8.875% 7/15/12	1,830,000	2,003,850
		37,921,427
Real Estate Investment Trusts (REITS) — 0.9%
Brandywine Operating Partnership LP
5.625% 12/15/10	1,686,000	1,633,527
BRE Properties, Inc.
7.450% 1/15/11	1,848,000	1,892,594
iStar Financial, Inc. Series B
4.875% 1/15/09	703,000	667,850
iStar Financial, Inc. Series B
5.700% 3/01/14	1,347,000	929,430
Prologis
5.250% 11/15/10	3,508,000	3,503,247
Senior Housing Properties Trust
8.625% 1/15/12	457,000	466,140
Weingarten Realty Investors, Series A
7.500% 12/19/10	3,650,000	3,820,787
		12,913,575
Retail — 0.4%
J.C. Penney Corp., Inc.
7.950% 4/01/17	649,000	647,691
Lowe’s Cos., Inc.
5.600% 9/15/12	1,350,000	1,397,036
McDonald’s Corp.
6.300% 10/15/37	645,000	636,448
Sears Roebuck Accep Corp.
6.750% 8/15/11	167,216	159,026
Yum! Brands, Inc.
6.875% 11/15/37	2,405,000	2,172,583
		5,012,784

Savings & Loans — 0.5%
Glencore Funding LLC (b)
6.000% 4/15/14	2,330,000	2,230,108
TRAINS VRN (b)
6.962% 1/15/12	1,949,248	2,032,520
Washington Mutual Bank
5.650% 8/15/14	4,038,000	2,705,460
		6,968,088
Software — 0.4%
Fidelity National Information Services, Inc.
4.750% 9/15/08	1,035,000	1,019,475
Fiserv, Inc.
6.125% 11/20/12	4,565,000	4,565,338
		5,584,813
Telecommunications — 1.8%
AT&T, Inc.
6.000% 3/15/09	15,000	15,187
AT&T, Inc.
6.500% 9/01/37	1,485,000	1,427,673
British Telecom PLC STEP
9.125% 12/15/30	1,050,000	1,245,605
Deutsche Telekom International Finance B.V. STEP
8.750% 6/15/30	4,535,000	5,046,507
Embarq Corp.
7.082% 6/01/16	1,046,000	977,507
Qwest Corp.
7.875% 9/01/11	3,715,000	3,659,275
Qwest Corp.
8.875% 3/15/12	3,696,000	3,686,760
Rogers Wireless Communications, Inc.
6.375% 3/01/14	1,553,000	1,558,235
Sprint Capital Corp.
6.900% 5/01/19	1,373,000	1,170,483
Sprint Nextel Corp.
6.000% 12/01/16	1,765,000	1,487,012
Telecom Italia Capital SA
6.000% 9/30/34	153,000	126,004
Telefonica Emisones, S.A.U.
7.045% 6/20/36	2,845,000	2,875,669
Verizon Global Funding Corp.
4.375% 6/01/13	840,000	809,924
Verizon Global Funding Corp.
7.750% 12/01/30	987,000	1,025,847
Verizon Virginia, Inc., Series A
4.625% 3/15/13	46,000	44,065
		25,155,753
Textiles — 0.1%
Mohawk Industries, Inc. Series D
7.200% 4/15/12	1,306,000	1,310,717

Transportation — 0.7%
Burlington Northern Santa Fe Corp.
6.750% 3/15/29	2,658,000	2,648,955

Canadian National Railway Co.
5.850% 11/15/17	1,200,000	1,210,044
Canadian National Railway Co.
6.375% 11/15/37	1,070,000	1,055,761
Con-way, Inc.
8.875% 5/01/10	1,848,000	1,937,787
CSX Corp.
6.250% 10/15/08	2,853,000	2,863,981
CSX Corp.
7.250% 5/01/27	733,000	679,285
Federal Express Corp.
7.500% 7/15/19	72,829	74,285
Norfolk Southern Corp.
7.250% 2/15/31	110,000	115,722
		10,585,820
Trucking & Leasing — 0.3%
TTX Co. (b)
4.500% 12/15/10	4,805,000	4,807,205

TOTAL CORPORATE DEBT (Cost $485,863,906)		466,813,331

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.5%

Commercial MBS — 6.5%
280 Park Ave Trust (b)
6.148% 2/03/11	1,019,355	1,053,376
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN
5.745% 2/10/51	7,525,000	7,000,447
Banc of America Large Loan, Series 2001-FMA, Class A2 (b)
6.490% 12/13/16	1,404,000	1,449,750
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205% 2/11/44	5,025,000	4,850,866
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330% 1/12/45	3,125,000	3,031,626
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN
5.694% 6/11/50	2,200,000	2,025,429
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237% 12/11/49	6,325,000	6,155,579
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN
5.816% 12/10/49	3,570,000	3,338,512
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b)
6.219% 1/15/18	4,500,000	3,836,768
FHA
7.430% 7/01/23	3,588,000	3,233,685
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429% 12/12/43	3,000,000	2,798,585
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398% 2/15/40	15,165,000	14,365,563
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN
5.172% 12/12/49	3,050,000	2,796,308
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439% 2/12/44	14,206,000	13,521,242

Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610% 4/15/49	7,750,000	7,560,227
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (b)
6.920% 2/03/09	2,218,000	2,257,329
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509% 4/15/47	4,525,000	4,126,669
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN
5.858% 2/15/51	7,970,000	7,853,149
		91,255,110
Home Equity ABS — 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP
7.200% 10/25/28	22,371	22,293
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP (Acquired 8/08/06, Cost $11,011,398) (d) (c)
5.000% 12/25/37	10,323,000	1,975,575
		1,997,868
Student Loans ABS — 0.7%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (b)
3.803% 9/20/10	2,284,000	2,095,570
Community Program Loan Trust, Series 1987-A, Class A4
4.500% 10/01/18	414,801	410,924
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN (b)
3.963% 1/11/13	3,050,000	2,069,425
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (b)
3.403% 6/20/14	5,000,000	2,305,469
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN (b)
4.803% 9/20/10	1,750,000	1,422,695
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN (b)
5.403% 9/20/10	1,350,000	1,082,531
		9,386,614
WL Collateral CMO — 3.2%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000% 12/25/33	5,182,573	4,445,271
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN
2.538% 7/20/36	2,741,917	2,426,487
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.522% 8/25/34	1,671,469	1,488,181
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN
6.562% 2/25/34	294,426	189,942
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
6.704% 9/25/33	255,357	217,550
First Nationwide Trust, Series 2001-5, Class A1
6.750% 10/21/31	40,974	40,577
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.854% 8/25/34	402,681	188,119
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN
2.648% 1/19/38	3,808,753	2,366,225
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN
2.571% 5/25/37	6,193,917	5,714,203
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
5.870% 8/25/34	699,428	529,149
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN
2.711% 8/25/36	1,604,239	1,204,340

Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN
5.687% 7/25/33	36,445	20,968
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN
7.088% 2/25/34	112,725	96,607
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
6.457% 2/25/34	11,857	10,475
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN
2.641% 6/25/46	7,245,544	4,468,176
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN
2.651% 4/25/46	4,890,729	3,034,069
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
6.802% 3/25/34	493,715	457,006
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500% 8/25/34	868,596	800,500
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN
4.256% 1/25/35	7,031,066	5,987,140
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
4.691% 4/25/44	1,231,709	1,027,739
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.232% 9/25/34	4,721,447	4,380,380
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.569% 12/25/34	6,006,403	5,120,141
		44,213,245
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.382% 6/25/32	373,825	325,981

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $172,762,868)		147,178,818

SOVEREIGN DEBT OBLIGATIONS — 0.9%

Province of Ontario
4.750% 1/19/16	6,760,000	6,818,569
United Mexican States
5.625% 1/15/17	5,239,000	5,283,531

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,716,259)		12,102,100

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 44.6%

Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp., Series 2178, Class PB
7.000% 8/15/29	1,540,997	1,596,202
Federal National Mortgage Association, Series 1989-20, Class A
6.750% 4/25/18	1,136,089	1,183,136
New Valley Generation IV, Series 2003-1, Class 2003-1
4.687% 1/15/22	1,688,543	1,729,262
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z
7.750% 5/15/22	977,919	1,033,539
		5,542,139

Pass-Through Securities — 44.2%
Connecticut State Health & Educational Facilities Authority, (Yale University)
5.000% 7/01/42	7,900,000	8,012,970
Federal Home Loan Mortgage Corp.
Pool #E01481 4.500% 10/01/18	185,815	181,358
Pool #G01842 4.500% 6/01/35	988,761	908,965
Pool #A46682 4.500% 8/01/35	60,278,989	55,395,450
Pool #G01953 4.500% 10/01/35	28,630,444	26,310,931
Pool #G04494 4.500% 5/01/38	2,623,000	2,410,496
Pool #6376 4.500% 12/01/99	33,580,000	32,063,655
Pool #A38009 5.000% 10/01/35	20,929,246	19,957,179
Pool #G18090 5.500% 12/01/20	5,352,188	5,395,884
Pool #J00668 5.500% 12/01/20	8,830,721	8,902,816
Pool #J00901 5.500% 12/01/20	1,476,498	1,485,323
Pool #J00890 5.500% 1/01/21	9,381,947	9,470,270
Pool #J01241 5.500% 3/01/21	9,796,781	9,855,332
Pool #C01283 5.500% 11/01/31	24,919	24,546
Pool #G01563 5.500% 6/01/33	4,668,072	4,592,399
Pool #E84025 6.000% 6/01/16	613,467	634,714
Pool #G11431 6.000% 2/01/18	74,567	77,183
Pool #G11122 6.500% 5/01/16	475,141	494,780
Pool #E84450 6.500% 7/01/16	66,372	69,297
Pool #E84580 6.500% 7/01/16	218,126	227,761
Pool #E84660 6.500% 7/01/16	11,699	12,059
Pool #E90508 6.500% 7/01/17	291,840	300,823
Pool #C00836 7.000% 7/01/29	70,539	74,986
Pool #C35095 7.000% 1/01/30	31,888	33,920
Pool #C49314 7.000% 4/01/31	9,028	9,516
Pool #C51422 7.000% 5/01/31	10,344	10,904
Pool #C51550 7.000% 5/01/31	9,749	10,276
Pool #C53034 7.000% 6/01/31	17,442	18,396
Pool #C53267 7.000% 6/01/31	7,835	8,258
Pool #E00856 7.000% 9/01/31	421,569	444,377
Pool #G01317 7.000% 10/01/31	301,058	317,346
Pool #E00856 7.500% 6/01/15	66,773	70,255
Pool #G00143 7.500% 6/01/23	5,253	5,600
Pool #C55867 7.500% 2/01/30	120,897	129,277
Pool #C37986 7.500% 5/01/30	5,098	5,460
Pool #C39755 7.500% 6/01/30	1,194	1,278
Pool #C40675 7.500% 7/01/30	483	517
Pool #C41253 7.500% 8/01/30	1,092	1,170
Pool #C41497 7.500% 9/01/30	297	318
Pool #C42340 7.500% 9/01/30	445	477
Pool #C42427 7.500% 9/01/30	2,419	2,591
Pool #C42446 7.500% 9/01/30	4,140	4,435
Pool #C42538 7.500% 9/01/30	8,697	9,307
Pool #C43930 7.500% 10/01/30	18,392	19,704
Pool #C43962 7.500% 10/01/30	42,919	45,981
Pool #C44509 7.500% 11/01/30	17,660	18,932
Pool #C44732 7.500% 11/01/30	4,578	4,842
Pool #C44830 7.500% 11/01/30	430	461
Pool #C45304 7.500% 12/01/30	665	712
Pool #C45235 7.500% 12/01/30	190,591	204,190
Pool #C46038 7.500% 12/01/30	3,182	3,408
Pool #C01116 7.500% 1/01/31	7,417	7,945
Pool #C46309 7.500% 1/01/31	2,364	2,533
Pool #C46560 7.500% 1/01/31	839	898
Pool #C46566 7.500% 1/01/31	10,348	11,094
Pool #C46810 7.500% 1/01/31	3,145	3,369

Pool #C47063 7.500% 1/01/31	15,661	16,764
Pool #C47060 7.500% 1/01/31	3,388	3,629
Pool #E00842 8.000% 3/01/15	206,249	219,950
Pool #E00843 8.000% 4/01/15	91,834	97,811
Pool #E00852 8.000% 5/01/15	50,906	54,309
Pool #E80782 8.000% 7/01/15	14,712	15,742
Pool #E80998 8.000% 7/01/15	27,571	29,338
Pool #E81091 8.000% 7/01/15	25,185	26,956
Pool #E81151 8.000% 8/01/15	92,478	98,891
Pool #555481 8.250% 5/01/17	72,298	77,339
Pool #G00653 8.500% 11/01/25	78,448	84,995
Pool #554904 9.000% 3/01/17	1,799	1,938
Federal Home Loan Mortgage Corp. TBA Pool #25524 (g)
5.500% 7/31/42	55,542,000	54,149,112
Federal National Mortgage Association
Pool #775539 3.909% 5/01/34	2,641,810	2,657,149
Pool #888586 4.357% 10/01/34	6,467,674	6,479,241
Pool #740447 4.500% 9/01/18	88,885	86,892
Pool #357927 4.500% 7/01/20	1,045,730	1,013,786
Pool #826497 4.500% 7/01/20	1,048,446	1,020,351
Pool #822542 4.500% 8/01/20	684,172	663,272
Pool #825757 4.500% 8/01/20	957,437	928,190
Pool #832075 4.500% 8/01/20	350,345	339,643
Pool #837910 4.500% 8/01/20	535,683	521,329
Pool #838786 4.500% 8/01/20	1,256,526	1,213,431
Pool #832980 4.500% 9/01/20	599,182	578,632
Pool #839289 4.500% 9/01/20	679,505	656,200
Pool #840644 4.500% 9/01/20	798,483	771,097
Pool #850102 4.500% 9/01/20	1,009,295	982,249
Pool #845159 4.500% 1/01/21	620,409	597,967
Pool #880439 4.500% 4/01/21	1,028,282	991,088
Pool #815426 4.500% 2/01/35	4,383,924	4,029,442
Pool #675713 5.000% 3/01/18	73,837	73,684
Pool # 832900 5.000% 9/01/35	33,231,074	31,696,732
Pool #626582 5.500% 3/01/17	14,914	15,186
Pool #637812 5.500% 4/01/17	8,558	8,715
Pool #674149 5.500% 11/01/17	100,254	101,955
Pool #684173 5.500% 2/01/18	48,918	49,748
Pool #813926 5.500% 11/01/20	6,955,385	7,023,038
Pool #844564 5.500% 12/01/20	7,214,535	7,268,926
Pool #848808 5.500% 1/01/21	9,000,126	9,067,979
Pool #888468 5.500% 9/01/21	23,326,202	23,502,061
Pool #555880 5.500% 11/01/33	290,343	285,954
Pool #757830 5.500% 6/01/35	778,109	764,401
Pool #824651 5.500% 7/01/35	915,152	898,457
Pool #825868 5.500% 8/01/35	1,910,952	1,876,092
Pool #833387 5.500% 9/01/35	3,813,921	3,744,346
Pool #832632 5.500% 9/01/35	4,509,021	4,426,766
Pool #832682 5.500% 9/01/35	5,850,330	5,743,607
Pool #832739 5.500% 9/01/35	5,906,123	5,798,382
Pool #832787 5.500% 9/01/35	10,382,304	10,192,908
Pool #832866 5.500% 9/01/35	4,682,106	4,596,694
Pool #832972 5.500% 9/01/35	2,383,418	2,339,939
Pool #346537 6.000% 5/01/11	14,105	14,426
Pool #545636 6.500% 5/01/17	520,215	542,460
Pool #893524 6.500% 9/01/36	1,894,484	1,949,025
Pool #524355 7.000% 12/01/29	164	172
Pool #527416 7.000% 1/01/30	8,562	9,093
Pool #254379 7.000% 7/01/32	204,124	215,264
Pool #252717 7.500% 9/01/29	15,031	16,065

Pool #535996 7.500% 6/01/31	48,231	51,592
Pool #254009 7.500% 10/01/31	171,052	182,988
Pool #253394 8.000% 7/01/20	90,819	98,712
Pool #323992 8.000% 11/01/29	7,882	8,434
Pool #525725 8.000% 2/01/30	17,738	18,978
Pool #253266 8.000% 5/01/30	23,586	25,243
Pool #537433 8.000% 5/01/30	9,656	10,340
Pool #253347 8.000% 6/01/30	24,917	26,674
Pool #536271 8.000% 6/01/30	13,472	14,427
Pool #544976 8.000% 7/01/30	2,888	3,092
Pool #535428 8.000% 8/01/30	37,564	40,213
Pool #543290 8.000% 9/01/30	73	79
Pool #547786 8.000% 9/01/30	4,932	5,270
Pool #550767 8.000% 9/01/30	44,540	47,612
Pool #553061 8.000% 9/01/30	16,746	17,922
Pool #253481 8.000% 10/01/30	27,259	29,146
Pool #535533 8.000% 10/01/30	24,268	25,980
Pool #561789 8.000% 10/01/30	95,348	102,071
Pool #560741 8.000% 11/01/30	3,493	3,738
Pool #559450 8.000% 1/01/31	1,402	1,497
Pool #253644 8.000% 2/01/31	11,868	12,690
Pool #581170 8.000% 5/01/31	14,370	15,366
Pool #583916 8.000% 5/01/31	9,984	10,675
Pool #593848 8.000% 7/01/31	1,180	1,262
Pool #190317 8.000% 8/01/31	161,374	172,758
Pool #545240 8.000% 9/01/31	16,766	17,925
Pool #541202 8.500% 8/01/26	192,615	207,602
Federal National Mortgage Association TBA
Pool #3411 4.500% 7/31/33 (g)	41,450,000	37,829,599
Pool #3411 4.500% 7/31/33 (g)	3,588,000	3,281,338
Pool #19324 5.000% 7/31/34 (g)	28,545,000	27,035,238
Pool #52682 6.000% 7/31/35 (g)	6,200,000	6,208,961
Pool #52887 6.500% 7/31/35 (g)	122,343,000	125,215,198
Government National Mortgage Association
Pool #423828 6.000% 6/15/11	15,766	16,243
Pool #518418 6.000% 8/15/29	104,280	106,293
Pool #404246 6.500% 8/15/28	2,159	2,259
Pool #418295 6.500% 1/15/29	1,921	2,010
Pool #781038 6.500% 5/15/29	335,507	351,180
Pool #527586 6.500% 5/15/31	2,316	2,420
Pool #781468 6.500% 7/15/32	28,107	29,382
Pool #781496 6.500% 9/15/32	136,751	142,942
Pool #662591 6.500% 11/15/36	320,807	331,020
Pool #662759 6.500% 12/15/36	405,372	418,278
Pool #663361 6.500% 1/15/37	2,290,950	2,363,885
Pool #667818 6.500% 4/15/37	222,760	229,852
Pool #667568 6.500% 4/15/37	138,333	142,737
Pool #667454 6.500% 5/15/37	2,940,849	3,034,473
Pool #669032 6.500% 5/15/37	5,428,647	5,601,472
Pool #670484 6.500% 6/15/37	396,494	409,117
Pool #664937 6.500% 8/15/37	44,801	46,227
Pool #671489 6.500% 8/15/37	323,994	334,309
Pool #670668 6.500% 8/15/37	9,522,689	9,825,853
Pool #671502 6.500% 8/15/37	621,808	641,603
Pool #673751 6.500% 8/15/37	1,985,203	2,048,404
Pool #664352 6.500% 9/15/37	2,396,009	2,472,289
Pool #363066 7.000% 8/15/23	29,451	31,348
Pool #352049 7.000% 10/15/23	17,626	18,760
Pool #354674 7.000% 10/15/23	22,443	23,877
Pool #358555 7.000% 10/15/23	17,395	18,524

Pool #345964 7.000% 11/15/23	19,768	21,040
Pool #380866 7.000% 3/15/24	4,079	4,336
Pool #781124 7.000% 12/15/29	32,216	34,155
Pool #781319 7.000% 7/15/31	768,174	812,494
Pool #581417 7.000% 7/15/32	164,718	174,016
Pool #588012 7.000% 7/15/32	84,827	89,616
Pool #565982 7.000% 7/15/32	57,574	60,824
Pool #591581 7.000% 8/15/32	28,158	29,747
Pool #307830 7.250% 7/20/21	175,242	187,368
Pool #314265 7.250% 8/20/21	196,548	209,676
Pool #314280 7.250% 9/20/21	54,674	58,185
Pool #316478 7.250% 10/20/21	67,791	72,204
Pool #332232 7.250% 7/20/22	137,302	146,837
Pool #410343 7.500% 6/15/11	16,614	17,137
Pool #398964 7.500% 11/15/11	5,711	5,899
Pool #190766 7.500% 1/15/17	41,257	43,775
Pool #203038 7.500% 3/15/17	3,197	3,265
Pool #187548 7.500% 4/15/17	34,448	36,562
Pool #203940 7.500% 4/15/17	145,959	154,555
Pool #181168 7.500% 5/15/17	48,470	51,469
Pool #210627 7.500% 5/15/17	9,080	9,649
Pool #201622 7.500% 5/15/17	67,539	71,688
Pool #192796 7.500% 6/15/17	9,499	10,067
Pool #357262 7.500% 9/15/23	13,307	14,245
Pool #780332 8.000% 11/15/09	2,403	2,429
Pool #432175 8.000% 11/15/26	289	316
Pool #441009 8.000% 11/15/26	4,413	4,754
Pool #522777 8.000% 12/15/29	7,718	8,318
Pool #434719 8.000% 2/15/30	258	282
Pool #523025 8.000% 2/15/30	3,762	4,070
Pool #508661 8.000% 3/15/30	5,671	6,111
Pool #523839 8.000% 3/15/30	1,792	1,942
Pool #523043 8.000% 3/15/30	401	438
Pool #529134 8.000% 3/15/30	2,208	2,394
Pool #477036 8.000% 4/15/30	1,624	1,761
Pool #503157 8.000% 4/15/30	52,344	56,656
Pool #528714 8.000% 4/15/30	2,322	2,517
Pool #544640 8.000% 11/15/30	109,497	118,710
Pool #531298 8.500% 8/15/30	3,372	3,709
Pool #031179 9.000% 5/15/09	324	329
Pool #036371 9.000% 10/15/09	538	549
		620,797,203

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $629,698,764)		626,339,342

U.S. TREASURY OBLIGATIONS — 9.9%

U.S. Treasury Bonds & Notes — 9.9%
U.S. Treasury Bond (h)
4.375% 2/15/38	40,895,000	39,406,168
U.S. Treasury Bond (f)
7.125% 2/15/23	3,216,000	4,100,651
U.S. Treasury Inflation Index
4.000% 11/15/12	3,580,000	3,714,670
U.S. Treasury Note
2.500% 3/31/13	2,245,000	2,177,650
U.S. Treasury Note
3.500% 2/15/18	525,000	505,723

U.S. Treasury Note
4.000% 4/15/10	3,875,000	3,980,200
U.S. Treasury Note
4.875% 5/31/11	81,175,000	85,763,287
		139,648,349

TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,950,519)		139,648,349

TOTAL BONDS & NOTES (Cost $1,439,992,316)		1,392,081,940

TOTAL LONG-TERM INVESTMENTS (Cost $1,441,242,316)		1,393,231,940

SHORT-TERM INVESTMENTS — 21.1%

	Principal Amount

Commercial Paper — 21.1%
Autoliv Asp, Inc.
2.850% 8/19/08	12,871,000	12,852,659
Avery Dennison Corp.
2.800% 8/12/08	8,000,000	7,993,156
Black & Decker Corp.
2.800% 8/13/08	12,554,000	12,542,283
Clorox Co. (the)
2.800% 9/03/08	9,808,000	9,782,826
Computer Sciences Co.
2.850% 8/05/08	15,397,000	15,392,124
Covidien International
2.800% 8/28/08	10,521,000	10,498,906
Dominion Resources
2.870% 9/02/08	9,384,000	9,360,060
Dow Chemical Co.
2.850% 8/21/08	10,000,000	9,984,167
Dow Chemical Co.
3.080% 8/01/08	4,689,000	4,689,000
ERAC USA Finance Co.
2.900% 9/16/08	14,980,000	14,924,491
Fcar Owner Trust
2.700% 8/15/08	7,772,000	7,763,839
Fortune Brands, Inc.
2.800% 8/11/08	8,518,000	8,511,375
Gannett Co., Inc.
3.280% 8/22/08	12,000,000	11,977,040
General Mills, Inc.
2.780% 8/20/08	10,352,000	10,336,811
ITT Corp.
2.850% 8/06/08	12,000,000	11,995,250
Marathon Oil Corp.
2.750% 8/08/08	11,940,000	11,933,615
New Center Asset Trust
2.900% 8/26/08	5,752,000	5,740,416
Newell Rubbermaid, Inc.
2.750% 8/14/08	13,000,000	12,987,090

Oneok, Inc.
2.900% 8/07/08	9,156,000	9,151,575
Public Service Co.
3.090% 8/29/08	11,045,000	11,018,455
South Carolina Electric & Gas
2.800% 8/18/08	12,500,000	12,483,472
Time Warner, Inc.
2.860% 9/29/08	10,337,000	10,288,548
Tyco Electronics Group SA
3.000% 9/08/08	11,650,000	11,613,108
United Healthcare Co.
2.850% 8/12/08	7,493,000	7,486,475
Verizon Communication, Inc.
2.460% 8/25/08	16,000,000	15,973,760
Vodafone Group PLC
2.800% 9/12/08	15,000,000	14,951,000
Wellpoint, Inc.
2.850% 8/04/08	5,101,000	5,099,789
Wellpoint, Inc.
2.850% 9/05/08	9,000,000	8,975,063
		296,306,353

TOTAL SHORT-TERM INVESTMENTS (Cost $296,306,353)		296,306,353

TOTAL INVESTMENTS — 120.3% (Cost $1,737,548,669) (i)		1,689,538,293

Other Assets/(Liabilities) — (20.3)%		(285,359,899)

NET ASSETS — 100.0%		$1,404,178,394

Notes to Portfolio of Investments

CBO	- Collateralized Bond Obligation
FRN	- Floating Rate Note
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $75,961,617 or 5.41% of net assets.

(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Security is currently in default.
(f)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Diversified Bond Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 0.2%

COMMON STOCK — 0.0%

Telecommunications — 0.0%
Manitoba Telecom Services	1,909	76,121

TOTAL COMMON STOCK (Cost $64,333)		76,121

PREFERRED STOCK — 0.2%

Investment Companies — 0.2%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $750,000) (a) (b) (c)	7,500	690,000

TOTAL PREFERRED STOCK (Cost $750,000)		690,000

TOTAL EQUITIES (Cost $814,333)		766,121

	Principal Amount

BONDS & NOTES — 99.7%

CORPORATE DEBT — 37.7%

Aerospace & Defense — 0.5%
L-3 Communications Corp.
6.125% 7/15/13	920,000	878,600
TransDigm, Inc.
7.750% 7/15/14	770,000	750,750
Vought Aircraft Industries, Inc.
8.000% 7/15/11	275,000	253,688
		1,883,038
Agriculture — 0.4%
Cargill, Inc. (b)
5.200% 1/22/13	1,700,000	1,681,997

Apparel — 0.3%
Kellwood Co.
7.875% 7/15/09	200,000	194,000
VF Corp.
6.450% 11/01/37	1,150,000	1,041,320
		1,235,320
Auto Manufacturers — 0.1%
General Motors Corp.
7.125% 7/15/13	370,000	210,900

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co.
9.000% 7/01/15	463,000	466,473
Tenneco, Inc.
8.125% 11/15/15	205,000	182,450
Titan International, Inc.
8.000% 1/15/12	75,000	73,125
United Components, Inc.
9.375% 6/15/13	500,000	452,500
		1,174,548
Banks — 2.1%
Bank of America Corp.
4.250% 10/01/10	225,000	223,722
Bank of America Corp.
6.000% 9/01/17	750,000	721,966
Bank of America Corp. Series L
5.650% 5/01/18	1,600,000	1,493,523
HSBC Finance Corp.
6.375% 10/15/11	660,000	675,831
HSBC Holdings PLC
6.500% 9/15/37	525,000	473,968
Wachovia Bank
6.600% 1/15/38	2,200,000	1,729,180
Wachovia Bank NA
7.800% 8/18/10	950,000	966,456
Wells Fargo & Co.
4.375% 1/31/13	1,900,000	1,807,609
Wells Fargo & Co.
4.875% 1/12/11	235,000	237,913
Wells Fargo & Co.
5.625% 12/11/17	370,000	352,634
		8,682,802
Beverages — 0.8%
Anheuser-Busch Cos., Inc.
5.050% 10/15/16	65,000	58,771
Anheuser-Busch Cos., Inc.
6.500% 2/01/43	240,000	210,259
The Coca-Cola Co.
5.350% 11/15/17	800,000	803,998
Diageo Finance BV
3.875% 4/01/11	1,010,000	994,235
Foster’s Finance Corp. (b)
6.875% 6/15/11	430,000	456,013
Miller Brewing Co. (b)
4.250% 8/15/08	275,000	275,096
Molson Coors Capital Finance ULC
4.850% 9/22/10	500,000	501,476
		3,299,848
Building Materials — 0.3%
American Standard, Inc.
7.625% 2/15/10	100,000	104,745
CRH America, Inc.
8.125% 7/15/18	675,000	681,621

Interline Brands, Inc.
8.125% 6/15/14	450,000	429,750
		1,216,116
Chemicals — 1.1%
Cytec Industries, Inc.
5.500% 10/01/10	415,000	412,721
Ecolab, Inc.
4.875% 2/15/15	1,900,000	1,866,467
Ecolab, Inc.
6.875% 2/01/11	135,000	140,433
EI Du Pont de Nemours & Co.
5.000% 1/15/13	480,000	481,502
Lubrizol Corp.
5.875% 12/01/08	315,000	316,517
Praxair, Inc.
5.250% 11/15/14	1,250,000	1,268,019
		4,485,659
Coal — 0.1%
Arch Western Finance LLC
6.750% 7/01/13	175,000	174,563
Peabody Energy Corp.
6.875% 3/15/13	250,000	252,500
		427,063
Commercial Services — 1.2%
Cenveo Corp.
7.875% 12/01/13	100,000	83,750
Cenveo Corp. (b)
10.500% 8/15/16	100,000	98,500
Donnelley R.R. & Sons Co.
4.950% 5/15/10	650,000	638,156
Equifax, Inc.
7.000% 7/01/37	355,000	310,932
ERAC USA Finance Co. (b)
6.700% 6/01/34	250,000	187,388
ERAC USA Finance Co. (b)
7.000% 10/15/37	2,400,000	1,826,047
ERAC USA Finance Co. (b)
7.950% 12/15/09	455,000	466,013
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	230,000	208,725
Iron Mountain, Inc.
8.750% 7/15/18	285,000	289,275
President and Fellows of Harvard
5.625% 10/01/38	500,000	477,980
Rental Service Corp.
9.500% 12/01/14	200,000	164,000
Ticketmaster (b)
10.750% 8/01/16	90,000	93,150
United Rentals North America, Inc.
7.750% 11/15/13	180,000	144,900
		4,988,816

Computers — 0.1%
Compucom Systems, Inc. (b)
12.500% 10/01/15	65,000	60,125
Electronic Data Systems Corp. Series B
6.500% 8/01/13	290,000	304,819
		364,944
Diversified Financial — 6.6%
Alamosa Delaware, Inc.
8.500% 1/31/12	1,000,000	980,000
American Express Co.
6.150% 8/28/17	300,000	284,346
American General Finance Corp.
5.900% 9/15/12	1,610,000	1,450,294
American General Finance Corp.
6.500% 9/15/17	550,000	432,557
American Honda Finance Corp. (b)
3.850% 11/06/08	200,000	200,355
The Bear Stearns Cos., Inc.
7.250% 2/01/18	1,400,000	1,455,357
Boeing Capital Corp. Ltd.
5.800% 1/15/13	150,000	156,104
Capital One Bank
5.000% 6/15/09	680,000	678,744
CIT Group, Inc.
3.875% 11/03/08	275,000	271,162
CIT Group, Inc.
5.125% 9/30/14	675,000	489,861
CIT Group, Inc.
7.625% 11/30/12	2,700,000	2,293,064
Citigroup, Inc.
5.500% 2/15/17	725,000	651,568
Citigroup, Inc.
5.875% 5/29/37	475,000	393,475
Eaton Vance Corp.
6.500% 10/02/17	1,100,000	1,106,373
Emerald Investment Grade CBO Ltd. FRN (b)
3.319% 5/24/11	95,871	95,392
Ford Motor Credit Co. LLC
7.375% 10/28/09	685,000	623,943
General Electric Capital Corp.
4.250% 12/01/10	270,000	271,727
General Electric Capital Corp.
5.375% 10/20/16	1,200,000	1,174,187
The Goldman Sachs Group, Inc.
6.125% 2/15/33	440,000	382,263
The Goldman Sachs Group, Inc.
6.150% 4/01/18	1,640,000	1,579,815
The Goldman Sachs Group, Inc.
6.750% 10/01/37	1,275,000	1,126,906
HSBC Finance Corp.
4.125% 12/15/08	375,000	374,633
HSBC Finance Corp.
5.900% 6/19/12	1,300,000	1,307,328
Lazard Group LLC
6.850% 6/15/17	635,000	553,443
Lazard Group LLC
7.125% 5/15/15	505,000	458,911

Lehman Brothers Holdings, Inc.
6.200% 9/26/14	1,260,000	1,159,554
Lehman Brothers Holdings, Inc.
6.875% 7/17/37	825,000	683,692
Lehman Brothers Holdings, Inc.
7.000% 9/27/27	175,000	154,671
MBNA Corp.
4.625% 9/15/08	430,000	430,582
Merrill Lynch & Co., Inc.
4.125% 1/15/09	775,000	767,060
Merrill Lynch & Co., Inc.
5.450% 2/05/13	2,500,000	2,319,103
Morgan Stanley
5.450% 1/09/17	450,000	390,170
SLM Corp.
4.000% 1/15/09	1,000,000	989,438
Textron Financial Corp.
5.125% 11/01/10	1,145,000	1,162,536
		26,848,614
Electric — 3.6%
The AES Corp.
8.000% 10/15/17	690,000	679,650
Allegheny Energy Supply (b)
8.250% 4/15/12	325,000	341,250
Carolina Power & Light Co.
5.950% 3/01/09	1,410,000	1,429,277
Centerpoint Energy, Inc. Series B
6.850% 6/01/15	525,000	534,036
Consumers Energy Co.
4.400% 8/15/09	600,000	600,649
Duke Energy Corp.
4.200% 10/01/08	210,000	210,214
Edison Mission Energy
7.750% 6/15/16	440,000	441,100
Elwood Energy LLC
8.159% 7/05/26	492,871	476,336
Entergy Gulf States, Inc.
5.250% 8/01/15	425,000	396,039
Exelon Corp.
4.900% 6/15/15	700,000	641,240
Indianapolis Power & Light (b)
6.300% 7/01/13	175,000	180,763
Intergen NV (b)
9.000% 6/30/17	300,000	306,000
Kansas Gas & Electric Co.
5.647% 3/29/21	349,016	332,874
Kiowa Power Partners LLC (b)
4.811% 12/30/13	204,317	200,255
MidAmerican Funding LLC
6.750% 3/01/11	725,000	762,777
Mirant Mid-Atlantic LLC Series 2001, Class A
8.625% 6/30/12	474,029	497,138
Monongahela Power
6.700% 6/15/14	275,000	288,083
Nevada Power Co. Series L
5.875% 1/15/15	200,000	197,299
Nevada Power Co. Series N
6.650% 4/01/36	450,000	430,483

Niagara Mohawk Power Corp.
7.750% 10/01/08	150,000	150,823
NRG Energy, Inc.
7.375% 2/01/16	460,000	446,200
Pennsylvania Electric Co. Class B
6.125% 4/01/09	1,385,000	1,396,597
PPL Energy Supply LLC
6.300% 7/15/13	550,000	551,753
Tenaska Oklahoma (b)
6.528% 12/30/14	259,639	251,271
Texas Competitive Electric Holdings Co. LLC (b)
10.250% 11/01/15	325,000	325,000
TransAlta Corp.
5.750% 12/15/13	1,500,000	1,444,830
TransAlta Corp.
6.650% 5/15/18	125,000	123,213
Tri-State Generation & Transmission Association Series 2003, Class A (b)
6.040% 1/31/18	124,488	121,955
Tri-State Generation & Transmission Association Series 2003, Class B (b)
7.144% 7/31/33	290,000	281,363
Wisconsin Public Service Corp.
5.650% 11/01/17	700,000	710,956
		14,749,424
Electrical Components & Equipment — 0.1%
Anixter International, Inc.
5.950% 3/01/15	345,000	303,600

Electronics — 0.6%
Thermo Fisher Scientific, Inc.
7.625% 10/30/08	1,110,000	1,119,153
Thomas & Betts Corp. Series B
6.390% 2/10/09	1,500,000	1,515,441
		2,634,594
Entertainment — 0.4%
Mohegan Tribal Gaming Authority
6.125% 2/15/13	600,000	522,000
OED Corp./DIAMOND JO LLC
8.750% 4/15/12	400,000	340,000
Seneca Gaming Corp.
7.250% 5/01/12	300,000	273,750
Tunica-Biloxi Gaming Authority (b)
9.000% 11/15/15	625,000	589,063
		1,724,813
Environmental Controls — 0.3%
Allied Waste North America, Inc.
7.250% 3/15/15	690,000	681,375
Republic Services, Inc.
6.750% 8/15/11	485,000	494,611
Waste Services, Inc.
9.500% 4/15/14	70,000	70,350
		1,246,336

Foods — 0.1%
Sara Lee Corp.
3.875% 6/15/13	240,000	221,497

Forest Products & Paper — 0.1%
Newark Group, Inc.
9.750% 3/15/14	190,000	125,400
Rock-Tenn Co.
8.200% 8/15/11	60,000	62,400
Rock-Tenn Co. (b)
9.250% 3/15/16	75,000	77,250
		265,050
Gas — 0.1%
Piedmont Natural Gas Co. Series E
6.000% 12/19/33	175,000	160,936
Southwest Gas Corp.
8.375% 2/15/11	350,000	364,670
		525,606
Health Care – Products — 0.3%
Covidien International Finance SA
5.450% 10/15/12	250,000	248,843
Covidien International Finance SA
6.550% 10/15/37	850,000	825,591
		1,074,434
Health Care – Services — 0.2%
Community Health Systems, Inc.
8.875% 7/15/15	450,000	453,375
HCA, Inc.
9.250% 11/15/16	345,000	355,350
Universal Health Services, Inc.
6.750% 11/15/11	165,000	172,100
		980,825
Holding Company – Diversified — 0.1%
Kansas City Southern Railway
8.000% 6/01/15	100,000	101,000
Leucadia National Corp.
7.000% 8/15/13	385,000	370,563
		471,563
Home Builders — 0.2%
Centex Corp.
7.875% 2/01/11	475,000	446,500
D.R. Horton, Inc.
4.875% 1/15/10	220,000	202,400
Lennar Corp. Series B
5.125% 10/01/10	105,000	91,350
		740,250
Household Products — 0.3%
Kimberly-Clark Corp.
6.125% 8/01/17	1,200,000	1,232,928

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000% 5/01/10	290,000	284,951
Toro Co.
7.800% 6/15/27	190,000	205,548
		490,499
Insurance — 0.1%
Berkshire Hathaway Finance Corp.
4.850% 1/15/15	250,000	245,146
Lincoln National Corp.
6.300% 10/09/37	405,000	354,567
		599,713
Investment Companies — 0.1%
Xstrata Finance Canada (b)
5.800% 11/15/16	325,000	306,193

Iron & Steel — 0.2%
Reliance Steel & Aluminum Co.
6.200% 11/15/16	435,000	419,160
Steel Dynamics, Inc.
6.750% 4/01/15	130,000	122,200
Tube City IMS Corp.
9.750% 2/01/15	360,000	334,800
		876,160
Lodging — 0.6%
Boyd Gaming Corp.
7.125% 2/01/16	580,000	417,600
Marriott International, Inc.
6.200% 6/15/16	1,225,000	1,106,632
MGM Mirage
5.875% 2/27/14	700,000	553,000
Starwood Hotels & Resorts Worldwide, Inc.
6.250% 2/15/13	375,000	356,953
Station Casinos, Inc.
6.625% 3/15/18	455,000	200,200
		2,634,385
Machinery – Diversified — 0.3%
Briggs & Stratton Corp.
8.875% 3/15/11	555,000	555,000
Roper Industries, Inc.
6.625% 8/15/13	685,000	690,858
Stewart & Stevenson LLC
10.000% 7/15/14	175,000	170,625
		1,416,483
Manufacturing — 0.9%
Cooper US, Inc.
6.100% 7/01/17	605,000	609,916
General Electric Co.
5.250% 12/06/17	150,000	145,322
Pentair, Inc.
7.850% 10/15/09	570,000	575,380

Polypore, Inc.
8.750% 5/15/12	350,000	350,875
SPX Corp. (b)
7.625% 12/15/14	75,000	76,687
Trimas Corp.
9.875% 6/15/12	168,000	148,260
Tyco Electronics Group SA
6.000% 10/01/12	550,000	553,497
Tyco Electronics Group SA
6.550% 10/01/17	500,000	494,165
Tyco Electronics Group SA
7.125% 10/01/37	650,000	635,795
		3,589,897
Media — 2.8%
Belo Corp.
8.000% 11/01/08	750,000	753,721
British Sky Broadcasting PLC
6.875% 2/23/09	750,000	762,660
CBS Corp.
7.875% 7/30/30	610,000	566,073
CCH II LLC / CCH II Capital Corp. (b)
10.250% 10/01/13	549,000	480,375
Clear Channel Communications, Inc.
4.250% 5/15/09	1,100,000	1,064,250
Comcast Corp.
6.400% 5/15/38	515,000	468,396
COX Communications, Inc.
4.625% 1/15/10	2,930,000	2,910,170
COX Communications, Inc.
6.750% 3/15/11	145,000	149,569
Echostar DBS Corp.
6.625% 10/01/14	335,000	307,362
McGraw-Hill Cos., Inc.
5.375% 11/15/12	1,210,000	1,211,664
Mediacom Broadband LLC
8.500% 10/15/15	375,000	334,687
Quebecor Media, Inc.
7.750% 3/15/16	375,000	345,937
Rogers Communications, Inc.
7.500% 8/15/38	150,000	150,601
Thomson Corp.
5.700% 10/01/14	1,520,000	1,493,543
Thomson Corp.
6.200% 1/05/12	70,000	71,019
Time Warner, Inc.
5.875% 11/15/16	260,000	243,669
Videotron Ltd. (b)
9.125% 4/15/18	310,000	323,175
		11,636,871
Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750% 2/15/10	580,000	581,257

Mining — 0.4%
Codelco, Inc. (b)
6.150% 10/24/36	465,000	435,723

Freeport-McMoRan Copper & Gold, Inc.
8.375% 4/01/17	205,000	214,738
Vale Overseas Ltd.
6.250% 1/23/17	515,000	506,340
Vale Overseas Ltd.
6.875% 11/21/36	470,000	449,078
		1,605,879
Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500% 5/15/12	335,000	329,124

Office Furnishings — 0.1%
Herman Miller, Inc.
7.125% 3/15/11	525,000	564,778

Oil & Gas — 1.7%
Brigham Exploration Co.
9.625% 5/01/14	180,000	175,500
Chesapeake Energy Corp.
7.500% 6/15/14	600,000	605,250
Clayton Williams Energy, Inc.
7.750% 8/01/13	375,000	354,375
Mariner Energy, Inc.
8.000% 5/15/17	385,000	362,863
OAO Gazprom (b)
9.625% 3/01/13	300,000	329,250
Pemex Project Funding Master Trust (Acquired 5/28/08, Cost $1,096,689) (b) (c)
6.625% 6/15/38	1,100,000	1,076,704
Petrohawk Energy Corp.
9.125% 7/15/13	375,000	379,687
Plains Exploration & Production Co.
7.625% 6/01/18	275,000	266,750
The Premcor Refining Group, Inc.
6.750% 5/01/14	420,000	427,462
Pride International, Inc.
7.375% 7/15/14	444,000	447,330
Quicksilver Resources, Inc.
7.125% 4/01/16	200,000	172,500
Quicksilver Resources, Inc.
7.750% 8/01/15	160,000	155,600
Sandridge Energy, Inc. (b)
8.000% 6/01/18	325,000	321,750
Shell International Finance
5.625% 6/27/11	915,000	959,300
Southwestern Energy Co. (b)
7.500% 2/01/18	150,000	153,750
Tesoro Corp.
6.500% 6/01/17	200,000	170,000
XTO Energy, Inc.
4.900% 2/01/14	375,000	362,218
XTO Energy, Inc.
6.250% 4/15/13	125,000	128,197
		6,848,486
Oil & Gas Services — 0.2%
Basic Energy Services, Inc.
7.125% 4/15/16	400,000	374,000

North American Energy Partners, Inc.
8.750% 12/01/11	475,000	477,375
		851,375
Packaging & Containers — 0.4%
Berry Plastics Corp. FRN
7.541% 2/15/15	185,000	172,050
Packaging Dynamics Finance Corp. (b)
10.000% 5/01/16	790,000	533,250
Pactiv Corp.
5.875% 7/15/12	325,000	324,300
Pactiv Corp.
6.400% 1/15/18	290,000	289,552
Pregis Corp.
12.375% 10/15/13	400,000	384,000
		1,703,152
Pipelines — 2.7%
Atlas Pipeline Partners LP
8.125% 12/15/15	175,000	171,062
Colonial Pipeline Co. (b)
7.630% 4/15/32	65,000	72,906
Consolidated Natural Gas Co. Series C
6.250% 11/01/11	275,000	284,530
Duke Energy Field Services Corp.
7.875% 8/16/10	195,000	204,388
Dynegy Holdings, Inc.
8.375% 5/01/16	550,000	545,875
El Paso Corp.
7.375% 12/15/12	460,000	468,519
Enbridge Energy Partners LP
4.000% 1/15/09	650,000	647,453
Enbridge, Inc.
5.800% 6/15/14	1,150,000	1,142,536
Enterprise Products Operating LP
7.500% 2/01/11	110,000	115,230
Gulf South Pipeline Co. LP (b)
5.050% 2/01/15	250,000	236,221
Kern River Funding Corp. (b)
4.893% 4/30/18	132,300	129,427
Kinder Morgan Energy Partners LP
6.000% 2/01/17	120,000	118,511
Kinder Morgan Energy Partners LP
6.300% 2/01/09	1,500,000	1,513,311
Kinder Morgan Energy Partners LP
6.500% 2/01/37	95,000	87,962
Kinder Morgan Energy Partners LP
6.950% 1/15/38	570,000	562,237
Kinder Morgan Finance Co.
5.700% 1/05/16	400,000	368,500
MarkWest Energy Partners LP (b)
8.750% 4/15/18	200,000	199,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
6.875% 11/01/14	320,000	298,400
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250% 9/15/15	125,000	122,394
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125% 6/15/14	335,000	337,140

Plains All American Pipeline Co.
5.625% 12/15/13	335,000	335,626
Plains All American Pipeline LP/PAA Finance Corp.
4.750% 8/15/09	550,000	548,328
Rockies Express Pipeline LLC (b)
6.250% 7/15/13	565,000	574,272
Rockies Express Pipeline LLC (b)
6.850% 7/15/18	375,000	381,427
Southern Natural Gas Co. (b)
5.900% 4/01/17	355,000	341,463
Texas Eastern Transmission LP (b)
6.000% 9/15/17	425,000	415,386
Trans-Canada Pipelines Ltd.
6.200% 10/15/37	720,000	654,777
		10,876,881
Real Estate Investment Trusts (REITS) — 0.9%
Brandywine Operating Partnership LP
5.625% 12/15/10	705,000	683,059
iStar Financial, Inc. Series B
4.875% 1/15/09	85,000	80,750
iStar Financial, Inc. Series B
5.700% 3/01/14	170,000	117,300
Prologis
5.250% 11/15/10	1,335,000	1,333,191
Senior Housing Properties Trust
8.625% 1/15/12	50,000	51,000
Simon Property Group LP
4.875% 3/18/10	575,000	571,272
Weingarten Realty Investors Series A
4.857% 1/15/14	720,000	654,930
		3,491,502
Retail — 0.4%
Inergy LP/Inergy Finance Corp.
8.250% 3/01/16	350,000	336,875
J.C. Penney Corp., Inc.
7.950% 4/01/17	140,000	139,718
McDonald’s Corp.
6.300% 10/15/37	325,000	320,691
Yum! Brands, Inc.
6.875% 11/15/37	790,000	713,655
		1,510,939
Savings & Loans — 0.8%
Glencore Funding LLC (b)
6.000% 4/15/14	600,000	574,277
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
9.750% 4/01/17	640,000	632,000
Hughes Network Systems LLC/HNS Finance Corp.
9.500% 4/15/14	460,000	465,175
KAR Holdings, Inc.
10.000% 5/01/15	430,000	356,900
Washington Mutual Bank
4.500% 8/25/08	500,000	485,000

Washington Mutual Bank
5.650% 8/15/14	1,225,000	820,750
		3,334,102
Software — 0.3%
Fidelity National Information Services, Inc.
4.750% 9/15/08	50,000	49,250
Fiserv, Inc.
6.125% 11/20/12	1,000,000	1,000,074
		1,049,324
Telecommunications — 3.3%
AT&T, Inc.
6.150% 9/15/34	750,000	694,528
AT&T, Inc.
6.500% 9/01/37	700,000	672,977
British Telecom PLC STEP
9.125% 12/15/30	345,000	409,270
Cincinnati Bell, Inc.
8.375% 1/15/14	935,000	890,587
Deutsche Telekom International Finance B.V. STEP
8.750% 6/15/30	1,495,000	1,663,623
Embarq Corp.
7.082% 6/01/16	430,000	401,843
Intelsat Bermuda Ltd.
9.250% 6/15/16	505,000	491,112
Intelsat Jackson Holdings Ltd.
11.250% 6/15/16	155,000	160,813
Qwest Corp.
7.875% 9/01/11	1,035,000	1,019,475
Qwest Corp.
8.875% 3/15/12	1,470,000	1,466,325
Rogers Wireless Communications, Inc.
6.800% 8/15/18	620,000	620,831
Rogers Wireless Communications, Inc.
7.500% 3/15/15	35,000	37,082
Sprint Capital Corp.
6.900% 5/01/19	240,000	204,600
Sprint Nextel Corp.
6.000% 12/01/16	525,000	442,313
Stratos Global Corp.
9.875% 2/15/13	270,000	283,500
Telecom Italia Capital SA
6.000% 9/30/34	90,000	74,120
Telefonica Emisones, S.A.U.
7.045% 6/20/36	935,000	945,079
Time Warner Telecom Holdings, Inc.
9.250% 2/15/14	680,000	690,200
Verizon Virginia, Inc., Series A
4.625% 3/15/13	610,000	584,343
Vodafone Group PLC
7.750% 2/15/10	1,250,000	1,306,675
Windstream Corp.
8.625% 8/01/16	510,000	516,375
		13,575,671

Transportation — 0.7%
Bristow Group, Inc.
6.125% 6/15/13	300,000	285,000
Bristow Group, Inc.
7.500% 9/15/17	300,000	295,500
Burlington Northern Santa Fe Corp.
6.750% 3/15/29	490,000	488,332
Canadian National Railway Co.
6.375% 11/15/37	335,000	330,542
Con-way, Inc.
8.875% 5/01/10	300,000	314,576
CSX Corp.
6.250% 10/15/08	250,000	250,962
Quality Distribution LLC/QD Capital Corp. FRN
7.291% 1/15/12	115,000	68,425
Union Pacific Corp.
5.750% 11/15/17	250,000	242,811
Union Pacific Corp.
7.375% 9/15/09	750,000	765,790
		3,041,938
Trucking & Leasing — 0.2%
TTX Co. (b)
4.500% 12/15/10	1,000,000	1,000,459

TOTAL CORPORATE DEBT (Cost $162,158,141)		154,585,653

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.2%

Commercial MBS — 7.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN
5.745% 2/10/51	2,450,000	2,279,215
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205% 2/11/44	1,325,000	1,279,084
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330% 1/12/45	750,000	727,590
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN
5.694% 6/11/50	700,000	644,455
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237% 12/11/49	1,775,000	1,727,455
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN
5.816% 12/10/49	1,150,000	1,075,431
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b)
1.000% 1/15/18	1,350,000	1,151,030
FHA
7.430% 7/01/23	2,527,000	2,277,459
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429% 12/12/43	975,000	909,540
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398% 2/15/40	4,450,000	4,215,414
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN
5.172% 12/12/49	975,000	893,902

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4
5.700% 9/12/49	850,000	782,891
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439% 2/12/44	4,200,000	3,997,552
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610% 4/15/49	2,225,000	2,170,517
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509% 4/15/47	1,475,000	1,345,157
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN
5.858% 2/15/51	3,500,000	3,448,685
		28,925,377
Home Equity ABS — 0.2%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP
7.200% 10/25/28	1,016	1,013
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP (Acquired 8/08/06, Cost $3,069,549) (d) (c)
5.000% 12/25/37	3,150,000	602,834
		603,847
Student Loans ABS — 0.6%
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (b)
3.803% 9/20/10	700,000	642,250
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN (b)
3.963% 1/11/13	875,000	593,688
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (b)
3.403% 6/20/14	1,375,000	634,004
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7 FRN (b)
4.803% 9/20/10	515,000	418,679
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2 FRN (b)
5.403% 9/20/10	430,000	344,806
		2,633,427
WL Collateral CMO — 3.3%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000% 12/25/33	621,548	533,123
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN
2.538% 7/20/36	817,302	723,280
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.522% 8/25/34	295,816	263,378
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN
6.562% 2/25/34	40,814	26,330
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
6.704% 9/25/33	36,756	31,314
First Nationwide Trust, Series 2001-5, Class A1
6.750% 10/21/31	30,036	29,745
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.854% 8/25/34	65,139	30,431
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN
2.648% 1/19/38	1,102,025	684,644
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN
2.571% 5/25/37	2,051,735	1,892,830
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
5.870% 8/25/34	120,518	91,177
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN
3.788% 11/21/34	2,975,000	2,838,533

Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN
2.711% 8/25/36	541,691	406,660
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN
4.568% 2/25/34	577,939	515,271
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN
5.687% 7/25/33	7,589	4,366
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN
7.088% 2/25/34	14,850	12,727
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
6.457% 2/25/34	1,465	1,295
Nomura Asset Acceptance Corp., Series 2006-AR4, Class A1A FRN
2.631% 12/25/36	—	0
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN
2.641% 6/25/46	2,097,394	1,293,419
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN
2.651% 4/25/46	1,384,915	859,162
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
6.802% 3/25/34	61,469	56,898
Structured Asset Securities Corp., Series 2003-7H, Class A1II
6.500% 3/25/33	453,092	381,520
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500% 8/25/34	147,275	135,729
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN
4.256% 1/25/35	1,326,992	1,129,969
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
4.691% 4/25/44	174,798	145,852
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.232% 9/25/34	779,117	722,835
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.569% 12/25/34	1,053,607	898,144
		13,708,632
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.382% 6/25/32	51,486	44,896

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,319,147)		45,916,179

SOVEREIGN DEBT OBLIGATIONS — 0.7%

Province of Ontario
4.750% 1/19/16	1,525,000	1,538,213
United Mexican States
5.625% 1/15/17	1,255,000	1,265,667
United Mexican States
8.375% 1/14/11	100,000	109,100

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,827,708)		2,912,980

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 47.6%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB
7.000% 8/15/29	93,055	96,389

New Valley Generation IV, Series 2003-1, Class 2003-1
4.687% 1/15/22	85,366	87,425
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z
7.750% 5/15/22	38,729	40,932
		224,746
Pass-Through Securities — 47.5%
Connecticut State Health & Educational Facilities Authority, (Yale University)
5.000% 7/01/42	2,350,000	2,383,605
Federal Home Loan Mortgage Corp.
Pool #G01842 4.500% 6/01/35	696,379	640,179
Pool #G01953 4.500% 10/01/35	27,277,567	25,067,658
Pool #G04494 4.500% 5/01/38	1,847,000	1,697,364
Pool #6376 4.500% 12/01/99	12,000,000	11,458,126
Pool #G11476 5.000% 11/01/18	382,907	381,576
Pool #B16010 5.000% 8/01/19	15,299	15,227
Pool #B17058 5.000% 9/01/19	38,988	38,682
Pool #B17494 5.000% 12/01/19	454,765	451,194
Pool #B14584 5.000% 1/01/20	585,275	580,679
Pool #B18677 5.000% 1/01/20	39,656	39,345
Pool #E90268 5.500% 6/01/17	13,069	13,329
Pool #G11723 5.500% 7/01/20	3,350,287	3,381,826
Pool #J00747 5.500% 1/01/21	3,212,061	3,231,259
Pool #J00939 5.500% 1/01/21	1,088,060	1,096,943
Pool #J01117 5.500% 2/01/21	2,285,841	2,304,503
Pool #26564 5.500% 10/01/26	2,625,000	2,611,783
Pool #C01283 5.500% 11/01/31	91,199	89,834
Pool #E89199 6.000% 4/01/17	29,364	30,395
Pool #G11431 6.000% 2/01/18	6,425	6,650
Pool #E00856 7.000% 9/01/31	9,786	10,316
Pool #C80207 7.500% 9/01/24	9,440	10,077
Pool #C00530 7.500% 7/01/27	6,827	7,301
Pool #C00563 7.500% 11/01/27	21,603	23,106
Pool #C00612 7.500% 4/01/28	1,641	1,755
Pool #C55867 7.500% 2/01/30	20,281	21,687
Federal Home Loan Mortgage Corp. TBA Pool #25524 (e)
5.500% 10/01/26	18,389,000	17,927,839
Federal National Mortgage Association
Pool #888586 4.357% 10/01/34	2,163,041	2,166,909
Pool #740447 4.500% 9/01/18	80,142	78,345
Pool #845159 4.500% 1/01/21	2,263,937	2,182,046
Pool #879716 4.500% 2/01/21	1,099,024	1,061,331
Pool #869800 4.500% 3/01/21	3,811,514	3,673,645
Pool #815426 4.500% 2/01/35	3,086,737	2,837,145
Pool #675713 5.000% 3/01/18	250,903	250,384
Pool #735010 5.000% 11/01/19	1,407,328	1,402,656
Pool # 832900 5.000% 9/01/35	7,311,236	6,973,662
Pool #626582 5.500% 3/01/17	23,038	23,459
Pool #636859 5.500% 3/01/17	3,847	3,919
Pool #684173 5.500% 2/01/18	189,790	193,012
Pool #255807 5.500% 8/01/20	5,647,154	5,709,140
Pool #888468 5.500% 9/01/21	7,903,752	7,963,339
Pool #671272 5.500% 11/01/32	97,657	96,242
Pool #686534 5.500% 3/01/33	63,622	62,660
Pool #721406 5.500% 6/01/33	12,814	12,620
Pool #555880 5.500% 11/01/33	855,948	843,008
Pool #725503 5.500% 6/01/34	216,517	212,973
Pool #785171 5.500% 7/01/34	35,757	35,172
Pool #792231 5.500% 10/01/34	447,059	439,463

Pool #255458 5.500% 11/01/34	295,481	290,460
Pool #735141 5.500% 1/01/35	198,510	195,137
Pool #796781 5.500% 1/01/35	341,572	335,554
Pool #735224 5.500% 2/01/35	1,494,164	1,470,643
Pool #811127 5.500% 2/01/35	98,355	96,622
Pool #812016 5.500% 2/01/35	172,267	169,232
Pool #812908 5.500% 2/01/35	71,514	70,254
Pool #813109 5.500% 2/01/35	604,180	593,536
Pool #815400 5.500% 2/01/35	28,368	27,868
Pool #255631 5.500% 3/01/35	2,606,603	2,560,682
Pool #803355 5.500% 3/01/35	104,116	102,281
Pool #825454 5.500% 6/01/35	4,888,365	4,799,190
Pool #832972 5.500% 9/01/35	916,699	899,977
Pool #918516 5.500% 6/01/37	92,197	90,372
Pool #967254 5.500% 12/01/37	7,282,521	7,133,741
Pool #253880 6.500% 7/01/16	16,573	17,268
Pool #897100 6.500% 7/01/36	2,418,222	2,487,840
Pool #831800 6.500% 9/01/36	335,514	345,173
Pool #893524 6.500% 9/01/36	4,095,089	4,212,983
Pool #745948 6.500% 10/01/36	168,490	173,341
Pool #906142 6.500% 1/01/37	5,017,106	5,156,841
Pool #943988 6.500% 8/01/37	850,584	874,274
Pool #575579 7.500% 4/01/31	45,449	48,605
Pool #535996 7.500% 6/01/31	7,411	7,927
Federal National Mortgage Association TBA
Pool #3411 4.500% 8/01/25 (e)	12,050,000	10,997,507
Pool #19324 5.000% 2/01/26 (e)	7,875,000	7,458,487
Pool #52682 6.000% 4/01/27 (e)	2,250,000	2,253,252
Pool #52887 6.500% 6/01/26 (e)	19,670,000	20,131,785
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	9,518	9,949
Pool #587280 6.500% 9/15/32	11,685	12,214
Pool #550659 6.500% 9/15/35	418,707	432,756
Pool #538689 6.500% 12/15/35	173,677	179,396
Pool #658085 6.500% 9/15/36	1,420,997	1,466,236
Pool #659183 6.500% 9/15/36	33,574	34,643
Pool #659647 6.500% 9/15/36	571,437	589,629
Pool #658133 6.500% 10/15/36	721,743	744,720
Pool #659686 6.500% 10/15/36	341,253	352,117
Pool #659736 6.500% 11/15/36	3,493,231	3,604,441
Pool #659741 6.500% 11/15/36	129,237	133,351
Pool #658219 6.500% 12/15/36	683,346	705,100
Pool #661591 6.500% 1/15/37	310,268	320,146
Pool #663776 6.500% 1/15/37	533,018	549,987
Pool #663109 6.500% 2/15/37	1,351,452	1,394,477
Pool #663876 6.500% 3/15/37	591,012	609,827
Pool #667800 6.500% 4/15/37	81,108	83,690
Pool #661931 6.500% 6/15/37	274,231	282,962
Pool #673533 6.500% 7/15/37	258,974	267,219
Pool #671044 6.500% 9/15/37	88,074	90,878
Pool #674362 6.500% 9/15/37	37,967	39,175
Pool #780651 7.000% 10/15/27	8,808	9,338
Pool #462384 7.000% 11/15/27	6,176	6,547
Pool #482668 7.000% 8/15/28	3,902	4,137
Pool #506804 7.000% 5/15/29	24,398	25,866
Pool #506914 7.000% 5/15/29	77,669	82,344
Pool #581417 7.000% 7/15/32	11,135	11,763
Pool #591581 7.000% 8/15/32	2,418	2,555
Pool #423836 8.000% 8/15/26	3,054	3,289

Pool #444619 8.000% 3/15/27	26,495	28,544
		194,821,496

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $194,596,314)		195,046,242

U.S. TREASURY OBLIGATIONS — 2.5%

U.S. Treasury Bonds & Notes — 2.5%
U.S. Treasury Bond (f)
4.375% 2/15/38	10,675,000	10,286,364

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,256,696)		10,286,364

TOTAL BONDS & NOTES (Cost $423,158,006)		408,747,418

	Number of
	Shares

OPTIONS — 0.0%

Barclays Bank PLC, Expires 1/19/09, Strike 3.65	36,500,000	21,644
Barclays Bank PLC, Expires 1/22/09, Strike 3.56	36,500,000	21,645

TOTAL OPTIONS (Cost $396,918)		43,289

TOTAL LONG-TERM INVESTMENTS (Cost $424,369,257)		409,556,828

	Principal Amount

SHORT-TERM INVESTMENTS — 18.7%

Commercial Paper — 18.7%
The Black & Decker Corp.
2.850% 8/07/08	4,211,000	4,209,000
Computer Sciences Co.
2.850% 8/12/08	10,000,000	9,991,292
Detroit Edison Co.
2.950% 8/08/08	5,062,000	5,059,096
Dominion Resources, Inc.
2.860% 8/15/08	6,457,000	6,449,818
Duke Energy Corp.
2.800% 8/05/08	2,607,000	2,606,189
ERAC USA Finance Co.
2.850% 8/01/08	4,917,000	4,917,000
Fortune Brands, Inc.
2.800% 8/11/08	5,479,000	5,474,739
Marathon Oil Corp.
2.850% 8/06/08	6,279,000	6,276,514
Oneok, Inc.
2.950% 8/14/08	9,756,000	9,745,607
Public Service Co. of Colorado
2.800% 8/04/08	5,648,000	5,646,682
South Carolina Electric & Gas
2.850% 8/27/08	8,800,000	8,781,887

Tyco Electronics Group SA
2.880% 8/13/08	7,466,000	7,458,833
		76,616,657

TOTAL SHORT-TERM INVESTMENTS (Cost $76,616,657)		76,616,657

TOTAL INVESTMENTS — 118.6% (Cost $500,985,914) (g)		486,173,485

Other Assets/(Liabilities) — (18.6)%		(76,160,974)

NET ASSETS — 100.0%		$410,012,511

Notes to Portfolio of Investments
CBO	- Collateralized Bond Obligation
FRN	- Floating Rate Note
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $20,550,398 or 5.01% of net assets.

(c)	Restricted security. (Note 2).
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Strategic Income Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 0.3%

COMMON STOCK — 0.3%

Cosmetics & Personal Care — 0.0%
Revlon, Inc. Class A (a)	143,966	174,199

Electric — 0.1%
Constellation Energy Group, Inc.	5,493	456,798
Public Service Enterprise Group, Inc.	3,558	148,724
		605,522
Investment Companies — 0.2%
Arco Capital Corp. Ltd. (a) (b)	111,042	1,665,630

Mining — 0.0%
Kaiser Aluminum & Chemical Corp. (c)	168,000	0

Telecommunications — 0.0%
AT&T, Inc.	7,968	245,494
Orion Network Systems, Inc. (c)	446,000	4,460
		249,954
TOTAL COMMON STOCK (Cost $2,835,656)		2,695,305

PREFERRED STOCK — 0.0%

U.S. Government Agencies — 0.0%
Fannie Mae	16,920	284,087

TOTAL PREFERRED STOCK (Cost $425,726)		284,087

TOTAL EQUITIES (Cost $3,261,382)		2,979,392

	Principal Amount

BONDS & NOTES — 96.8%

CORPORATE DEBT — 10.0%

Advertising — 0.0%
Lamar Media Corp.
6.625% 8/15/15	134,000	120,600
Lamar Media Corp.
7.250% 1/01/13	105,000	100,275
		220,875
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.
6.750% 4/01/16	225,000	216,562

BE Aerospace, Inc.
8.500% 7/01/18	105,000	108,413
DRS Technologies, Inc.
6.625% 2/01/16	220,000	222,200
L-3 Communications Corp.
5.875% 1/15/15	110,000	102,025
L-3 Communications Corp.
6.375% 10/15/15	115,000	108,100
		757,300
Agriculture — 0.1%
MHP SA (b)
10.250% 11/30/11	170,000	161,500
Reynolds American, Inc.
7.250% 6/01/13	315,000	324,343
		485,843
Airlines — 0.0%
ATA Holdings Corp. STEP (d) (c)
0.000% 2/01/09	382,000	0

Apparel — 0.0%
Levi Strauss & Co.
9.750% 1/15/15	325,000	306,312

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co.
7.857% 8/15/11	130,000	129,025
The Goodyear Tire & Rubber Co.
9.000% 7/01/15	85,000	85,637
Lear Corp. Series B
8.750% 12/01/16	675,000	533,250
		747,912
Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA EUR (e)
4.250% 7/15/14	300,000	444,832
Banco BMG SA (b)
9.150% 1/15/16	655,000	657,456
Banco de Credito del Peru VRN (b)
6.950% 11/07/21	175,000	175,000
Banco Hipotecario SA (b)
9.750% 4/27/16	201,000	139,695
Banco Invex SA MXN (e)
6.450% 3/13/34	765,280	281,748
Banco Pine SA (b)
7.375% 6/17/10	430,000	425,700
Barclays Bank PLC
0.000% 5/07/09	330,000	345,510
Barclays Bank PLC
6.278% 12/15/49	790,000	631,479
Barclays Bank PLC, Republic of South Africa CLN (b)
0.000% 5/15/09	330,000	344,487
Depfa ACS Bank Series E EUR (e)
3.875% 11/14/16	70,000	101,846
Dresdner Bank AG VRN
7.764% 12/12/11	200,000	217,620

HBOS PLC VRN (b)
6.413% 9/29/49	800,000	507,578
HBOS Treasury Services PLC EUR (e)
4.375% 7/13/16	1,485,000	2,137,624
HBOS Treasury Services PLC EUR (e)
4.500% 7/13/21	690,000	960,749
HSBC Bank PLC
0.010% 1/12/10	800,000	707,280
HSBK Europe BV (b)
7.250% 5/03/17	145,000	121,800
HSBK Europe BV (b)
9.250% 10/16/13	1,750,000	1,697,500
ICICI Bank Ltd. VRN (b)
6.375% 4/30/22	880,000	750,100
ICICI Bank Ltd. Series A (b)
6.625% 10/03/12	840,000	830,978
ING Bank NV UAH
11.890% 12/30/09	290,000	68,190
JP Morgan Chase Bank NA (b)
0.010% 9/02/15	292,127	196,511
Kuznetski Capital for Bank of Moscow (b)
7.375% 11/26/10	245,000	251,737
Rabobank Nederland VRN (b)
3.000% 3/11/11	1,780,000	1,636,947
RSHB Capital SA (b)
7.750% 5/29/18	215,000	207,711
VTB Capital SA (b)
6.250% 6/30/35	300,000	268,500
VTB Capital SA VRN
6.315% 2/04/15	1,795,000	1,777,050
WM Covered Bond Program EUR (e)
3.875% 11/28/11	1,240,000	1,684,032
WM Covered Bond Program EUR (e)
4.000% 9/27/16	1,305,000	1,513,287
		19,082,947
Beverages — 0.1%
Ambev International Finance Co. Ltd. BRL (e)
9.500% 7/24/17	740,000	387,360
Constellation Brands, Inc.
8.125% 1/15/12	205,000	205,512
Constellation Brands, Inc.
8.375% 12/15/14	115,000	117,588
		710,460
Building Materials — 0.0%
Nortek, Inc.
8.500% 9/01/14	160,000	90,600
NTK Holdings, Inc.
0.000% 3/01/14	360,000	148,500
		239,100
Chemicals — 0.1%
Braskem Finance Ltd. (b)
7.250% 6/05/18	570,000	567,150
Momentive Performance Materials, Inc.
9.750% 12/01/14	255,000	225,675

Momentive Performance Materials, Inc.
11.500% 12/01/16	175,000	134,750
Mosaic Global Holdings, Inc. (b)
7.375% 12/01/14	40,000	41,200
		968,775
Coal — 0.0%
Peabody Energy Corp.
6.875% 3/15/13	215,000	217,150

Commercial Services — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.625% 5/15/14	395,000	280,450
Corrections Corp. of America
6.250% 3/15/13	60,000	58,650
Corrections Corp. of America
7.500% 5/01/11	200,000	202,000
Hertz Corp.
8.875% 1/01/14	105,000	96,338
Hertz Corp.
10.500% 1/01/16	95,000	82,650
Iron Mountain, Inc.
8.625% 4/01/13	205,000	205,769
Service Corp. International
6.750% 4/01/15	220,000	207,350
United Rentals North America, Inc.
7.000% 2/15/14	405,000	312,862
		1,446,069
Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc.
7.750% 1/15/14	120,000	113,100

Diversified Financial — 1.0%
Astana-Finance JSC (c)
9.160% 3/12/12	1,100,000	1,020,718
Citigroup Global Markets Holdings, Inc. VRN (b)
0.000% 1/04/10	58,772	51,972
Citigroup, Inc. VRN
8.400% 10/30/49	295,000	252,591
Dali Capital PLC RUB (e)
8.000% 9/30/09	5,200,000	219,591
Eksportfinans A/S VRN EUR (e)
3.500% 2/11/11	2,350,000	3,347,572
GMAC LLC
8.000% 11/01/31	425,000	238,145
HSBC Finance Capital Trust IX VRN
5.911% 11/30/35	700,000	536,184
JP Morgan Chase & Co. VRN
7.900% 12/31/49	275,000	254,380
JP Morgan Chase Bank NA (b)
0.010% 1/05/16	1,979,004	990,911
JP Morgan Hipotecaria su Casita MXN (e)
1.000% 9/25/35	403,270	119,701
Morgan Stanley (b)
0.010% 1/05/22	1,887,048	298,154
Morgan Stanley (b)
14.400% 8/04/16	616,000	785,400

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625% 4/01/17	315,000	248,850
SLM Corp.
4.500% 7/26/10	520,000	479,019
UBS AG (b)
0.000% 4/22/09	132,143	135,388
UBS AG (b)
0.000% 4/29/09	264,706	268,589
		9,247,165
Electric — 0.4%
AES Dominicana Energia Finance SA (b)
11.000% 12/31/15	180,000	172,800
AES Panama SA (b)
6.350% 12/21/16	155,000	153,580
Edison Mission Energy
7.000% 5/15/17	345,000	326,025
EEB International Ltd. (b)
8.750% 10/31/14	410,000	434,600
Eletropaulo Metropolitana de Sao Paulo SA BRL (b) (e)
19.125% 6/28/10	325,000	217,842
Israel Electric Corp. Ltd. (b)
7.250% 1/15/19	865,000	856,793
Majapahit Holding BV (b)
7.250% 10/17/11	205,000	201,925
Majapahit Holding BV (b)
7.750% 10/17/16	395,000	367,350
Mirant Americas Generation, Inc.
7.625% 5/01/16	86,000	0
National Power Corp. PHP (e)
5.875% 12/19/16	15,400,000	283,836
National Power Corp. (b)
6.875% 11/02/16	172,000	165,980
National Power Corp.
9.625% 5/15/28	435,000	494,813
		3,675,544
Electronics — 0.0%
NXP BV/NXP Funding LLC
9.500% 10/15/15	60,000	41,550

Entertainment — 0.3%
AMC Entertainment, Inc.
8.000% 3/01/14	95,000	84,669
Cinemark, Inc. STEP
0.000% 3/15/14	230,000	218,787
Greektown Holdings LLC (b) (d)
10.750% 12/01/13	265,000	190,800
Isle of Capri Casinos, Inc.
7.000% 3/01/14	580,000	403,100
Marquee Holdings, Inc. STEP
12.000% 8/15/14	215,000	170,388
Mashantucket Western Pequot Tribe (b)
8.500% 11/15/15	270,000	207,900
Mohegan Tribal Gaming Authority
6.125% 2/15/13	190,000	165,300
Mohegan Tribal Gaming Authority
8.000% 4/01/12	395,000	331,800

Pinnacle Entertainment, Inc.
8.250% 3/15/12	335,000	317,412
Pokagon Gaming Authority (b)
10.375% 6/15/14	115,000	118,450
Vail Resorts, Inc.
6.750% 2/15/14	35,000	32,813
WMG Holdings Corp. STEP
0.000% 12/15/14	441,000	262,395
		2,503,814
Environmental Controls — 0.0%
Allied Waste NA Series B
7.375% 4/15/14	330,000	329,175

Foods — 0.1%
Del Monte Corp.
8.625% 12/15/12	135,000	138,038
Delhaize America, Inc.
9.000% 4/15/31	380,000	436,589
Dole Food Co., Inc. FRN
8.625% 5/01/09	71,000	69,491
Smithfield Foods, Inc.
7.000% 8/01/11	130,000	119,600
Smithfield Foods, Inc.
8.000% 10/15/09	85,000	84,894
		848,612
Forest Products & Paper — 0.0%
NewPage Corp.
10.000% 5/01/12	220,000	210,650

Health Care – Products — 0.1%
Bausch & Lomb, Inc. (b)
9.875% 11/01/15	120,000	123,000
Biomet, Inc.
10.000% 10/15/17	125,000	134,375
Fresenius Medical Care Capital Trust IV
7.875% 6/15/11	130,000	131,950
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. (b)
10.875% 11/15/14	215,000	215,000
Universal Hospital Services, Inc.
8.500% 6/01/15	205,000	205,000
		809,325
Health Care – Services — 0.2%
Community Health Systems, Inc.
8.875% 7/15/15	150,000	151,125
DaVita, Inc.
6.625% 3/15/13	375,000	365,625
HCA, Inc.
6.375% 1/15/15	305,000	250,100
HCA, Inc.
9.250% 11/15/16	150,000	154,500
Healthsouth Corp.
10.750% 6/15/16	205,000	219,350
Select Medical Corp.
7.625% 2/01/15	240,000	207,000

US Oncology Holdings, Inc.
7.949% 3/15/12	60,000	48,000
US Oncology, Inc.
9.000% 8/15/12	215,000	211,775
		1,607,475
Holding Company – Diversified — 0.0%
Kansas City Southern Railway
7.500% 6/15/09	75,000	75,844

Home Builders — 0.1%
Centex Corp.
5.800% 9/15/09	265,000	257,050
K. Hovnanian Enterprises, Inc.
7.750% 5/15/13	50,000	29,500
K. Hovnanian Enterprises, Inc.
8.875% 4/01/12	105,000	70,350
KB Home
8.625% 12/15/08	76,000	76,190
Toll Corp.
8.250% 12/01/11	115,000	108,962
William Lyon Homes, Inc.
7.500% 2/15/14	20,000	8,000
William Lyon Homes, Inc.
10.750% 4/01/13	145,000	62,350
		612,402
Household Products — 0.0%
Church & Dwight Co., Inc.
6.000% 12/15/12	110,000	106,700
Jarden Corp.
7.500% 5/01/17	250,000	217,500
		324,200
Insurance — 0.1%
Foundation Re II Ltd. FRN (b)
12.495% 1/08/09	118,000	118,000
Foundation Re Ltd. FRN (b)
6.795% 11/24/08	250,000	243,975
Residential Reinsurance 2008 Ltd. (b)
1.000% 6/06/11	280,000	276,780
VASCO Re 2006 Ltd. FRN (b)
11.173% 6/05/09	260,000	256,776
		895,531
Iron & Steel — 0.2%
GTL Trade Finance, Inc. (b)
7.250% 10/20/17	600,000	597,483
Ispat Inland ULC
9.750% 4/01/14	125,000	133,304
Steel Capital SA for OAO Severstal (b)
9.750% 7/29/13	560,000	560,280
Steel Dynamics, Inc.
7.375% 11/01/12	215,000	212,850
		1,503,917

Leisure Time — 0.0%
Leslie’s Poolmart
7.750% 2/01/13	140,000	125,300
Travelport LLC
11.875% 9/01/16	110,000	86,075
		211,375
Lodging — 0.2%
Caesars Entertainment, Inc.
7.875% 3/15/10	555,000	489,787
Harrah’s Operating Co., Inc. (b)
10.750% 2/01/16	400,000	302,000
MGM Mirage
6.625% 7/15/15	200,000	157,500
MGM Mirage
8.375% 2/01/11	220,000	198,550
Station Casinos, Inc.
6.500% 2/01/14	410,000	197,825
Trump Entertainment Resorts, Inc.
8.500% 6/01/15	135,000	66,488
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/01/14	480,000	434,400
		1,846,550
Machinery – Diversified — 0.1%
Case New Holland, Inc.
7.125% 3/01/14	655,000	633,712

Manufacturing — 0.0%
Koppers, Inc.
9.875% 10/15/13	65,000	68,169
Sally Holdings LLC
9.250% 11/15/14	180,000	175,500
Sally Holdings LLC
10.500% 11/15/16	140,000	134,750
		378,419
Media — 0.3%
Allbritton Communications Co.
7.750% 12/15/12	165,000	151,800
American Media Operations, Inc. Series B
10.250% 5/01/09	150,000	117,750
American Media Operations, Inc. (b)
10.250% 5/01/09	5,453	4,281
CCH I LLC
11.000% 10/01/15	250,000	189,375
Dex Media West LLC/Dex Media Finance Co. Series B
8.500% 8/15/10	91,000	87,360
Dex Media West LLC/Dex Media Finance Co. Series B
9.875% 8/15/13	160,000	125,600
Echostar DBS Corp.
6.375% 10/01/11	290,000	280,937
Idearc, Inc.
8.000% 11/15/16	300,000	136,500
LIN Television Corp.
6.500% 5/15/13	247,000	214,890

Medianews Group, Inc.
6.375% 4/01/14	100,000	39,000
Medianews Group, Inc.
6.875% 10/01/13	375,000	146,250
Nielsen Finance LLC/Nielsen Finance Co. STEP
1.000% 8/01/16	180,000	122,850
Nielsen Finance LLC/Nielsen Finance Co.
10.000% 8/01/14	245,000	246,838
Radio One, Inc.
8.875% 7/01/11	108,000	90,990
RH Donnelley Corp.
6.875% 1/15/13	135,000	66,825
RH Donnelley Corp.
6.875% 1/15/13	395,000	195,525
Sinclair Broadcast Group, Inc.
8.000% 3/15/12	285,000	285,000
Videotron Ltd. (b)
9.125% 4/15/18	100,000	104,250
		2,606,021
Mining — 0.4%
ALROSA Finance SA (b)
8.875% 11/17/14	225,000	230,895
ALROSA Finance SA (b)
8.875% 11/17/14	1,300,000	1,339,884
Freeport-McMoRan Copper & Gold, Inc.
8.375% 4/01/17	500,000	523,750
Novelis, Inc.
7.250% 2/15/15	225,000	208,125
Vedanta Resources PLC (b)
9.500% 7/18/18	1,150,000	1,138,500
		3,441,154
Multi-National — 0.0%
Inter-American Development Bank VRN BRL (e)
1.000% 12/08/09	250,000	170,763

Municipal — 0.1%
Bayerische Hypo City of Kiev Ukraine (b)
8.625% 7/15/11	950,000	934,800
Santa Fe de Bogota DC COP (e) (b)
9.750% 7/26/28	445,000,000	194,434
		1,129,234
Oil & Gas — 0.9%
Atlas Energy Resources LLC (b)
10.750% 2/01/18	300,000	306,750
Berry Petroleum Co.
8.250% 11/01/16	105,000	103,425
Chesapeake Energy Corp.
6.875% 1/15/16	445,000	427,756
Denbury Resources, Inc.
7.500% 12/15/15	135,000	133,988
Forest Oil Corp.
7.750% 5/01/14	205,000	205,000
Gaz Capital SA (b)
7.288% 8/16/37	1,800,000	1,603,440

Gaz Capital SA (b)
7.510% 7/31/13	620,000	620,000
Gaz Capital SA (b)
8.625% 4/28/34	130,000	139,711
Gazprom OAO (b)
7.343% 4/11/13	140,000	141,750
KazMunaiGaz Finance Sub BV (b)
9.125% 7/02/18	1,560,000	1,587,300
Newfield Exploration Co.
6.625% 9/01/14	225,000	212,625
Pemex Project Funding Master Trust (b)
6.625% 6/15/38	720,000	696,648
Petrobras International Finance Co.
5.875% 3/01/18	1,240,000	1,211,075
Pride International, Inc.
7.375% 7/15/14	145,000	146,087
Quicksilver Resources, Inc.
7.125% 4/01/16	225,000	194,062
Quicksilver Resources, Inc.
8.250% 8/01/15	105,000	102,113
Sabine Pass LNG LP
7.250% 11/30/13	155,000	134,075
Sabine Pass LNG LP
7.500% 11/30/16	225,000	193,500
Southwestern Energy Co. (b)
7.500% 2/01/18	90,000	92,250
Tengizchevroil Finance Co. SARL Series A (b)
6.124% 11/15/14	615,686	586,934
Tesoro Corp.
6.625% 11/01/15	220,000	193,600
		9,032,089
Oil & Gas Services — 0.0%
Helix Energy Solutions Group, Inc. (b)
9.500% 1/15/16	220,000	220,000
Key Energy Services, Inc. (b)
8.375% 12/01/14	205,000	206,025
		426,025
Packaging & Containers — 0.1%
Berry Plastics Holding Corp.
8.875% 9/15/14	355,000	284,000
Crown Americas LLC/Crown Americas Capital Corp.
7.750% 11/15/15	310,000	320,075
Graham Packaging Co., Inc.
9.875% 10/15/14	280,000	239,400
Graphic Packaging International Corp.
8.500% 8/15/11	325,000	310,375
		1,153,850
Pharmaceuticals — 0.0%
PTS Acquisition Corp.
9.500% 4/15/15	245,000	216,213

Pipelines — 0.2%
Atlas Pipeline Partners LP
8.125% 12/15/15	220,000	215,050

Copano Energy LLC (b)
7.750% 6/01/18	340,000	322,150
Enterprise Products Operating LP VRN
8.375% 8/01/66	400,000	390,806
Kinder Morgan Energy Partners LP
7.300% 8/15/33	400,000	404,596
Williams Cos., Inc.
7.625% 7/15/19	200,000	210,000
Williams Cos., Inc.
8.125% 3/15/12	200,000	214,000
		1,756,602
Real Estate Investment Trusts (REITS) — 0.0%
iStar Financial, Inc. FRN
3.326% 3/16/09	115,000	103,739
Sovereign Real Estate Investment Corp. (b)
12.000% 8/29/49	200,000	182,000
		285,739
Regional (State & Province) — 0.1%
Johor Corp. MYR (e)
1.000% 7/31/12	1,870,000	689,189

Retail — 0.1%
Albertsons LLC
8.000% 5/01/31	330,000	317,088
Claires Stores, Inc.
10.500% 6/01/17	650,000	208,000
Dillard’s, Inc.
6.625% 11/15/08	95,000	94,763
GSC Holdings Corp.
8.000% 10/01/12	90,000	92,700
		712,551
Savings & Loans — 1.7%
Aiolos Ltd. FRN EUR (e) (b)
9.709% 4/18/09	250,000	389,437
AKIBARE Ltd. FRN (b)
5.608% 5/22/12	250,000	251,700
Autopistas del Nordeste Cayman Ltd. (b)
9.390% 1/15/26	596,873	561,060
BA Covered Bond Issuer EUR (e)
4.250% 4/05/17	395,000	560,220
C10 Capital SPV Ltd. VRN (b)
6.722% 12/31/49	690,000	628,086
Calabash Re Ltd. FRN (b)
11.593% 6/01/09	250,000	250,650
CAT-Mex Ltd. FRN (b)
5.035% 5/18/09	250,000	247,975
CCM Merger, Inc. (b)
8.000% 8/01/13	155,000	125,938
Champlain Ltd. FRN (b)
17.396% 1/07/09	250,000	250,000
Cloverie PLC FRN
7.053% 12/20/10	200,000	176,240
Coriolanus Ltd. Series E VRN (b)
1.000% 9/10/10	400,000	257,600

Credit & Repackaged Securities Ltd. (b)
0.000% 2/08/37	4,000,000	145,960
Dali Capital PLC for Bank of Moscow RUB (e)
7.250% 11/25/09	5,400,000	229,188
Eirles Two Ltd. FRN (b)
6.082% 4/30/12	700,000	569,450
Emblem Finance Co. Ltd. FRN (b)
6.809% 6/20/10	340,000	361,284
Eurus Ltd. FRN (b)
9.045% 4/08/09	250,000	250,375
Fhu-Jin Ltd. FRN (b)
6.684% 8/10/11	250,000	254,525
Fusion 2007 Ltd. FRN (b)
8.695% 5/19/09	400,000	397,840
GlobeCat Ltd. FRN (b)
4.883% 12/30/08	300,000	300,030
Goldman Sachs Group, Inc.
6.345% 2/15/34	485,000	397,951
Hallertau SPC (b)
1.000% 8/02/10	1,579,449	755,070
Hallertau SPC 2007-01 FRN (b)
5.244% 12/20/17	2,390,000	2,126,144
IIRSA Norte Finance Ltd. (b)
8.750% 5/30/24	1,381,923	1,537,389
ISA Capital do Brasil SA (b)
7.875% 1/30/12	160,000	166,400
ISA Capital do Brasil SA (b)
8.800% 1/30/17	200,000	210,000
Lakeside Re Ltd. FRN (b)
9.301% 12/31/09	250,000	258,300
LatAm Cayman Trust 2006 (b)
10.000% 11/17/16	105,694	89,269
MedQuake Ltd. FRN (b)
7.776% 5/31/10	250,000	250,200
Midori Ltd. FRN (b)
5.541% 10/24/12	250,000	252,050
Muteki Ltd. (b)
7.078% 5/24/11	350,000	349,545
National Gas Co. of Trinidad & Tobago Ltd. (b)
6.050% 1/15/36	320,000	290,910
Nelson Re Ltd. FRN (b)
14.576% 6/21/10	450,000	447,750
Osiris Capital PLC Series D FRN (b)
7.791% 1/15/10	250,000	251,375
Petroleum Export Ltd./Cayman SPV Series A3 (b)
5.265% 6/15/11	766,110	745,762
Rainbow National Services LLC (b)
8.750% 9/01/12	85,000	85,956
Redwood Capital X Ltd. FRN (b)
7.541% 1/09/09	250,000	250,275
Salisbury International Investments Ltd. FRN (b)
6.936% 7/22/11	200,000	177,080
Tiers Trust/United States STEP
0.000% 6/15/17	525,000	274,113
Vanguard Health Holding Co. I LLC STEP
0.000% 10/01/15	305,000	268,400
Vega Capital Ltd. (b)
0.000% 6/24/11	451,000	450,504

Willow Re. Ltd. FRN (b)
8.024% 6/16/10	490,000	489,706
		16,331,707
Software — 0.0%
Fiserv, Inc.
6.125% 11/20/12	390,000	390,029

Telecommunications — 0.6%
America Movil SAB de CV MXN (e)
8.460% 12/18/36	9,100,000	762,550
American Tower Corp.
7.500% 5/01/12	215,000	218,762
Citizens Communications Co.
6.250% 1/15/13	575,000	546,250
Fairpoint Communications, Inc. (b)
13.125% 4/01/18	320,000	318,400
Nextel Communications, Inc. Series D
7.375% 8/01/15	805,000	619,850
Qwest Corp.
8.875% 3/15/12	520,000	518,700
Rural Cellular Corp.
9.875% 2/01/10	132,000	134,970
Sprint Capital Corp.
8.750% 3/15/32	350,000	312,375
Telefonica del Peru SAA PEN (e) (b)
8.000% 4/11/16	828,300	311,737
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b)
9.125% 4/30/18	730,000	713,971
Virgin Media Finance PLC
8.750% 4/15/14	90,000	83,925
Virgin Media Finance PLC
9.125% 8/15/16	350,000	323,750
West Corp.
9.500% 10/15/14	115,000	98,900
Windstream Corp.
8.125% 8/01/13	310,000	313,100
Windstream Corp.
8.625% 8/01/16	205,000	207,563
		5,484,803
Transportation — 0.1%
Panama Canal Railway Co. (b)
7.000% 11/01/26	410,000	387,737
TGI International Ltd. (b)
9.500% 10/03/17	770,000	821,975
		1,209,712

TOTAL CORPORATE DEBT (Cost $102,056,807)		96,086,784

LOAN PARTICIPATION — 1.8%

OFI Master Loan
0.000% 5/30/13	177,664,975	17,406,170

TOTAL LOAN PARTICIPATIONS (Cost $17,500,000)		17,406,170

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%

Automobile ABS — 0.3%
Americredit Prime Automobile Receivable, Series 2007-1, Class D
5.620% 1/08/12	141,000	110,773
Capital Auto Receivables Asset Trust, Series 2007-1, Class B
5.150% 9/17/12	28,000	26,271
Capital Auto Receivables Assetasset Backed Nt Cl A 2
3.740% 3/15/11	320,000	320,936
Capital One Auto Finance Trust, Series 2006-C, Class A4 FRN
2.488% 5/15/13	141,000	122,442
Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4 FRN
2.478% 4/15/11	959,239	952,194
DaimleryChrysler Auto Trust, Series 2008-B, Class A2A
3.810% 6/08/11	320,000	321,485
Harley-Davidson Motorcycle Trust, Series 2007-3, Class A3 FRN
2.808% 6/15/12	710,000	707,647
Hyundai Auto Receivables Trust, Series 2008-A, Class A2
4.160% 5/16/11	250,000	251,578
Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN (b)
5.756% 11/14/13	90,000	85,185
		2,898,511
Commercial MBS — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN
5.745% 2/10/51	540,000	502,358
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN
5.812% 2/10/51	710,000	636,541
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN
6.158% 12/10/17	380,000	364,223
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN
6.201% 1/10/18	100,000	92,033
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AJ VRN
6.201% 1/10/18	100,000	80,305
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4
5.540% 9/11/41	600,000	565,042
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4 VRN
5.700% 12/10/49	640,000	594,345
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3 VRN
5.915% 3/15/49	310,000	296,833
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 VRN
6.096% 12/10/49	400,000	381,534
Citigroup Commercial Mortgage Trust, Series 2007-C6 Class A2 VRN
5.700% 8/10/12	120,000	117,633
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.205% 12/11/49	1,050,000	1,016,494
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX VRN
5.366% 12/11/49	620,000	539,628
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AJ VRN
5.398% 12/11/49	290,000	221,709
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN
5.816% 12/10/49	540,000	504,985
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A2
4.433% 7/10/39	185,000	184,542

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2
5.381% 3/10/39	720,000	700,495
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736% 12/10/49	775,000	715,579
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S
5.305% 5/15/49	380,000	367,953
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4
5.440% 6/12/47	580,000	528,077
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN
5.466% 6/12/47	690,000	604,643
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ VRN
5.502% 6/12/47	70,000	53,925
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 VRN
5.804% 6/15/49	630,000	620,023
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2
5.827% 2/15/51	220,000	215,915
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class A4
6.068% 2/12/51	910,000	859,540
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class AJ
6.580% 2/12/51	540,000	504,118
JP Morgan Chase Commercial Mortgage, Series 2008-C2, Class AM
6.580% 2/12/51	350,000	292,138
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2
7.770% 10/15/32	587,628	604,174
LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class C
7.470% 10/15/32	314,000	323,180
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2
5.318% 2/15/40	970,000	943,622
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3 VRN
5.866% 9/15/45	175,000	163,010
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AM VRN
6.150% 4/15/41	290,000	264,879
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM VRN
6.166% 9/15/45	520,000	472,995
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 VRN
7.950% 5/15/25	360,602	373,845
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ VRN
5.658% 5/12/39	120,000	99,619
Nomura Asset Securities Corp., Series 1998-D6, Class A1B
6.590% 3/15/30	26,615	26,719
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2
6.360% 3/12/34	373,000	383,531
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2
5.275% 11/15/48	54,000	52,908
		15,269,093
Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2B FRN
2.663% 11/25/35	30,680	30,458
Argent Securities, Inc., Series 2006-M3, Class A2B FRN
2.583% 10/25/36	100,000	91,716
Argent Securities, Inc., Series 2004-W8, Class A2 FRN
2.963% 5/25/34	165,153	93,389

Centex Home Equity, Series 2006-A, Class AV2 FRN
2.583% 6/25/36	113,346	108,529
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN
2.568% 3/20/36	50,000	47,164
HFC Home Equity Loan Asset Backed Certificates, Series 2005-3, Class A1 FRN
2.718% 1/20/35	61,713	56,585
Home Equity Mortgage Trust, Series 2005-1, Class M6 STEP
5.363% 6/25/35	112,000	50,772
Home Equity Mortgage Trust, Series 2006-5, Class A1 STEP
5.500% 1/25/37	49,255	14,041
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN
2.583% 8/25/36	180,000	154,996
Option One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN
2.583% 7/25/36	210,000	190,017
Residential Asset Securities Corp., Series 2006-KS7, Class A2 FRN
2.583% 9/25/36	150,000	145,447
Terwin Mortgage Trust, Series 2006-4SL, Class A1 VRN (b)
4.500% 2/25/37	24,745	10,307
		993,421
Manufactured Housing ABS — 0.0%
Green Tree Financial Corp., Series 1997-5, Class M1 VRN
6.950% 5/15/29	186,000	134,646

Student Loans ABS — 0.4%
Argent Securities, Inc., Series 2006-W5, Class A2B FRN
2.583% 6/25/36	118,641	111,764
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN
3.043% 2/25/33	58,352	33,024
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN
2.583% 10/25/36	80,000	74,513
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B STEP
5.536% 3/25/36	20,840	20,461
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1 FRN
2.513% 1/25/46	107,080	105,190
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN
2.603% 6/25/37	130,000	116,124
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF1 FRN
2.683% 5/25/36	2,857	2,844
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN
5.363% 5/25/36	50,000	45,709
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2 VRN
5.382% 2/25/30	230,000	201,570
Countrywide Home Equity Loan Trust, Series 2006-H, Class 2A1A
2.608% 11/15/36	14,725	6,171
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN
2.688% 12/15/35	30,357	12,577
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF5, Class 2A1 FRN
2.533% 4/25/36	2,586	2,580
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A3 FRN
2.573% 7/25/36	120,000	115,548
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF9, Class 2A2 FRN
2.593% 6/25/36	60,000	57,149

First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFA, Class A3 FRN
2.603% 9/25/26	122,872	38,797
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF10, Class A3 FRN
2.693% 11/25/35	100,373	99,926
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (b)
12.540% 6/13/11	238,045	0
ICE EM CLO, Series 2007-1A, Class B FRN (b)
0.000% 8/15/22	960,000	702,816
ICE EM CLO, Series 2007-1A, Class C FRN (b)
0.000% 8/15/22	800,000	538,000
ICE EM CLO, Series 2007-1A, Class D FRN (b)
0.000% 8/15/22	800,000	495,120
Lehman XS Trust, Series 2005-4, Class 2A1B STEP
5.170% 10/25/35	34,249	33,393
Lehman XS Trust, Series 2005-2, Class 2A1B STEP
5.180% 8/25/35	31,710	31,874
Lehman XS Trust, Series 2005-4, Class 2A1B STEP
5.550% 1/25/36	63,844	57,709
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class AF3 VRN
5.680% 1/25/36	70,000	66,369
Residential Asset Mortgage Products, Inc., Series 2006-RS4, Class A1 FRN
2.563% 7/25/36	11,899	11,817
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2 FRN
2.713% 2/25/37	92,863	56,640
SLM Student Loan Trust, Series 2005-B, Class B FRN
3.176% 6/15/39	263,000	113,131
Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B FRN
2.733% 6/25/36	61,253	59,358
SSB RV Trust, Series 2001-1, Class B
6.640% 4/15/18	93,000	94,162
Start CLO Ltd., Series 2006-3A, Class F FRN (b)
19.677% 6/07/11	120,000	105,600
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN
2.583% 7/25/36	120,000	103,800
		3,513,736
WL Collateral CMO — 4.3%
Banc of America Funding Corp., Series 2004-2, Class 2A1
6.500% 7/20/32	84,215	78,455
Bank of America Mortgage Securities, Series 2003-E, Class 2A2 FRN
4.606% 6/25/33	366,888	367,747
Bank of America Mortgage Securities, Series 2004-8, Class 5A1
6.500% 5/25/32	85,223	79,394
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 12A2 VRN
4.388% 5/25/34	663,928	530,134
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 VRN
5.794% 10/25/36	181,449	146,008
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 23A1 FRN
5.028% 11/25/34	410,003	381,697
Chase Mortgage Finance Corp., Series 2007-A1, Class 9A1 FRN
4.572% 2/25/37	479,485	433,669
Chase Mortgage Finance Corp., Series 2006-S3, Class 1A2
6.000% 11/25/36	450,000	371,779

Chaseflex Trust, Series 2006-2, Class A1B FRN
2.583% 9/25/46	29,036	28,390
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3 VRN
4.952% 5/25/35	482,963	420,498
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2 FRN
5.500% 3/25/36	501,596	346,186
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 1A3A FRN
5.890% 7/25/36	391,411	360,288
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4 VRN
5.196% 5/25/35	905,318	769,966
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 VRN
5.526% 3/25/36	1,021,896	905,050
Citimortgage Alternative Loan Trust, Series 2006-A5, Class IA-13 FRN
2.933% 10/25/36	319,387	263,317
Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1
5.250% 3/25/21	303,755	238,376
Citimortgage Alternative Loan Trust, Series 2007-A2, Class 1A5
6.000% 2/25/37	632,306	583,715
Citimortgage Alternative Loan Trust, Series 2006-A5, Class 2A1
5.500% 10/25/21	351,989	331,970
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A1
5.500% 5/25/37	804,375	691,022
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500% 8/25/32	199,120	144,681
Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A10
6.000% 2/25/37	1,775,779	1,470,268
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-46, Class 1A2 FRN
4.143% 1/19/34	667,401	610,478
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1
5.500% 4/25/35	69,273	60,671
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A8
5.500% 9/25/35	430,000	363,013
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7
5.500% 11/25/35	397,760	362,334
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7
5.500% 11/25/35	250,000	214,382
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1 VRN
5.694% 4/25/37	164,380	142,196
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3, Class 1A1 FRN
5.702% 6/25/47	367,632	264,732
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-27, Class 2A1
5.500% 12/25/35	360,304	328,214
Countrywide Home Loans, Inc., Series 2005-HYB8, Class 4A1
5.609% 12/20/35	24,006	17,252
Countrywide Home Loans, Inc., Series 2007-HY4, Class 1A1
6.094% 9/25/47	1,251,957	1,057,282
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-RS1, Class A2 FRN (b)
2.960% 1/27/37	181,489	117,968
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2, Class A7 VRN
5.961% 6/25/36	58,212	57,696

Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A VRN
6.005% 10/25/36	309,443	304,415
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A7 VRN
6.360% 7/25/36	17,264	17,005
First Horizon Alternative Mortgage Securities, Series 2007-FA2, Class 1A1
5.500% 4/25/37	183,524	167,446
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1
4.485% 5/25/34	4,721	4,631
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1 FRN
4.560% 9/25/35	564,681	504,035
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A4 FRN
4.689% 3/25/35	60,411	56,524
GSR Mortgage Loan Trust, Series 2006-2F, Class 2A2
5.750% 2/25/36	86,512	72,514
GSR Mortgage Loan Trust, Series 2007-AR1, Class 4A1 VRN
5.832% 3/25/37	469,880	403,359
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 VRN
5.998% 3/25/37	1,659,986	1,450,239
JP Morgan Mortgage Trust, Series 2007-A1, Class 7A1 FRN
5.299% 7/25/35	693,830	618,687
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 VRN
6.762% 2/25/32	216,037	210,509
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
4.857% 4/25/36	413,085	390,505
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1
6.000% 7/25/34	131,425	95,360
MASTR Asset Securitization Trust, Series 2006-3, Class 2A1 FRN
3.250% 10/25/36	841,675	799,511
MLCC Mortgage Investors, Inc., Series 2007-3, Class 1A1 FRN
5.812% 9/25/37	324,550	292,095
MLCC Mortgage Investors, Inc., Series 2006-3, Class 2A1 VRN
6.073% 10/25/36	606,046	563,541
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2
5.750% 1/25/33	60,679	53,345
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28
5.750% 4/25/37	238,434	228,700
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28
5.750% 4/25/37	254,878	244,473
Residential Accredit Loans, Inc., Series 2006-QS5, Class 2A2
6.000% 5/25/36	67,033	64,923
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5
6.000% 9/25/36	592,487	528,265
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5
6.000% 9/25/36	99,582	99,145
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7
6.000% 6/25/35	695,811	522,429
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5
6.000% 7/25/36	157,462	153,240
Residential Asset Securitization Trust, Series 2006-A12, Class A1
6.250% 11/25/36	131,392	113,830
Residential Asset Securization, Series 2005-A14, Class A1
5.500% 12/25/35	390,000	315,145
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A2 FRN
2.958% 9/19/32	71,953	25,903
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1 FRN
5.659% 6/25/37	419,775	366,863
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1
5.829% 2/25/37	1,027,640	864,193

Wachovia Mortgage Loan Trust LLC, Series 2007-A, Class 1A1 VRN
5.978% 3/20/27	442,323	428,619
WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 FRN
4.056% 10/25/33	130,000	120,245
WaMu Mortgage Pass Through Certificates, Series 2006-AR15, Class 1A FRN
4.368% 11/25/46	172,232	97,650
WaMu Mortgage Pass Through Certificates, Series 2005-AR12, Class 1A8 VRN
4.833% 10/25/35	436,234	410,279
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 4A1 VRN
5.348% 3/25/37	1,454,544	1,329,631
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 4A1 VRN
5.473% 2/25/37	2,200,710	1,983,655
WaMu Mortgage Pass Through Certificates, Series 2007-HY4, Class 4A1 VRN
5.502% 4/25/37	1,217,142	1,067,461
WaMu Mortgage Pass Through Certificates, Series 2007-HY4, Class 5A1 VRN
5.622% 11/25/36	95,795	79,026
WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A1 VRN
5.622% 12/25/36	1,460,350	1,302,465
WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 2A3 FRN
5.658% 6/25/37	102,492	85,895
WaMu Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1 FRN
5.698% 6/25/37	651,746	557,885
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 5A1 VRN
5.774% 2/25/37	1,255,872	1,079,514
WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 2A1 VRN
5.878% 7/25/37	362,607	277,010
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 1A4 VRN
5.882% 8/25/46	898,554	790,216
WaMu Mortgage Pass Through Certificates, Series 2006-AR10, Class 1A2
5.933% 9/25/36	563,430	528,088
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A FRN
4.361% 4/25/47	117,285	72,716
Washington Mutual, Inc., Series 2003-AR9, Class 2A FRN
4.046% 9/25/33	249,448	226,209
Washington Mutual, Inc., Series 2005-AR14, Class 1A1 VRN
5.053% 12/25/35	510,650	471,779
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3 VRN
1.000% 4/25/36	407,630	386,337
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1 FRN
4.018% 12/25/34	324,737	302,378
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A2 FRN
4.018% 12/25/34	786,472	732,322

Wells Fargo Mortgage Backed Securities Trust, Series 2004-R, Class 2A1 FRN
4.365% 9/25/34	49,861	41,506
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2 FRN
4.553% 11/25/34	148,106	108,674
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN
4.944% 10/25/35	335,301	303,433
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A1 VRN
5.240% 4/25/36	309,424	288,888
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 FRN
5.540% 4/25/36	1,169,536	1,042,834
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3 FRN
5.595% 7/25/36	195,897	182,142
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 FRN
5.595% 7/25/36	1,933,442	1,734,490
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2 FRN
5.752% 9/25/36	1,436,798	1,299,781
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A4 FRN
5.752% 9/25/36	1,260,000	1,037,972
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class IIA1 VRN
6.099% 9/25/36	770,117	687,521
Wells Fargo Mortgage Backed Securities Trust, Series 2004-U, Class A1 VRN
6.143% 10/25/34	134,430	131,975
		41,258,254
WL Collateral PAC — 0.0%
Wells Fargo Mortgage Backed Securities Trust, Series 2006-12, Class A1
6.000% 10/25/36	254,008	251,619

WL Collateral Support CMO — 0.4%
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1AB
5.591% 3/25/36	454,618	316,330
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 VRN
5.490% 1/25/36	159,269	71,671
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 1A2 VRN
5.932% 9/25/37	481,980	289,188
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 2A2 FRN
6.005% 9/25/37	116,828	67,761
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A2 FRN
6.204% 9/25/37	309,715	173,441
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY4, Class 2A2 FRN
6.230% 11/25/37	105,601	57,025
Countrywide Home Loans, Series 2007-HY4, Class 1A2 VRN
6.094% 9/25/47	441,338	238,322
Countrywide Home Loans, Series 2007-HY4, Class 3A2 VRN
6.402% 11/25/37	103,287	55,775

Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 2A2 VRN
5.337% 1/25/36	65,249	36,809
JP Morgan Mortgage Trust, Series 2006-A2, Class 3A4 VRN
5.673% 4/25/36	315,844	237,838
JP Morgan Mortgage Trust, Series 2007-A3, Class 3A3 VRN
6.024% 5/25/37	208,739	160,635
Residential Accredit Loans, Inc., Series 2005-QA4, Class A32 VRN
5.384% 4/25/35	18,575	12,509
Residential Funding Mortgage, Series 2007-SA3, Class 2A2 VRN
5.777% 7/27/37	367,712	256,629
WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A2
5.622% 12/25/36	164,606	119,888
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A7 VRN
5.647% 11/25/36	105,453	71,867
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 2A2
5.665% 3/25/37	434,852	291,077
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 1A2
5.714% 2/25/37	517,991	299,350
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A4 FRN
5.759% 11/25/36	36,209	24,596
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 2A4 FRN
5.867% 2/25/37	71,992	52,808
Wells Fargo Mortgage Backed Securities, Series 2006-AR10, Class 3A2
5.005% 7/25/36	110,898	81,715
Wells Fargo Mortgage Backed Securities, Series 2006-AR10, Class 4A2
5.561% 7/25/36	389,446	232,643
Wells Fargo Mortgage Backed Securities, Series 2006-AR10, Class 2A2
5.646% 7/25/36	262,047	157,143
		3,305,020

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $72,502,040)		67,624,300

SOVEREIGN DEBT OBLIGATIONS — 11.6%

Arab Republic of Egypt EGP (e)
0.000% 1/06/09	1,225,000	219,696
Arab Republic of Egypt EGP (e)
0.000% 1/06/09	1,050,000	190,091
Arab Republic of Egypt EGP (b) (e)
8.750% 7/18/12	1,480,000	259,294
Arab Republic of Egypt (b)
8.750% 7/18/12	2,015,000	378,985
Argentina Bonos
7.000% 9/12/13	1,510,000	1,155,150
Argentine Republic VRN
1.000% 12/15/35	1,120,000	107,520
Argentine Republic FRN
3.092% 8/03/12	518,750	447,619
Argentine Republic
7.000% 10/03/15	190,000	129,200
Banco Nacional de Desenvolvimento Economico e Social VRN (b)
1.000% 6/16/18	570,000	574,275
Bolivarian Republic Venezuela Bonds Regs S
9.000% 5/07/23	405,000	345,567
Brazil Letras Tesouro Nacional BRL (e)
0.000% 1/01/09	2,410,000	1,455,846

Canadian Government Bond CAD (e)
3.500% 6/01/13	410,000	404,183
Canadian Government Bond CAD (e)
3.750% 6/01/10	305,000	301,595
Canadian Government Bond CAD (e)
4.250% 6/01/18	190,000	193,474
Canadian Government Bond CAD (e)
5.000% 6/01/37	430,000	482,180
Colombia Government International Bond
7.375% 9/18/37	541,000	593,261
Colombia Government International Bond
8.125% 5/21/24	205,000	239,953
Colombia Government International Bond
8.250% 12/22/14	90,000	103,386
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
8.400% 2/09/16	480,000	428,160
Denmark Government Bond DKK (e)
5.000% 11/15/13	2,560,000	545,083
Dominican Republic (b)
9.500% 9/27/11	103,360	104,574
Dominican Republic International Bond (b)
9.040% 1/23/18	437,191	438,441
Ecuador Government International Bond STEP (b)
10.000% 8/15/30	180,000	165,600
France Government Bond OAT EUR (e)
4.000% 10/25/38	1,350,000	1,850,629
French Republic EUR (e)
3.250% 4/25/16	1,800,000	2,588,267
French Republic EUR (e)
4.500% 7/12/12	860,000	1,346,367
French Treasury Note BTAN EUR (e)
3.750% 1/12/13	2,165,000	3,288,302
Ghana Government (b)
0.000% 11/26/08	256,366	268,161
Hellenic Republic EUR (e)
4.600% 5/20/13	955,000	1,477,270
Indonesia Government International Bond (b)
7.750% 1/17/38	320,000	318,311
Italian Republic FRN EUR (e)
4.700% 7/01/09	1,270,000	1,981,784
Japan Government JPY (e)
1.500% 6/20/13	760,000,000	7,161,781
Japan Government JPY (e)
2.100% 3/20/25	86,000,000	802,297
Japan Government Ten Year Bond JPY (e)
1.700% 9/20/16	342,000,000	3,252,083
Japan Government Ten Year Bond JPY (e)
2.000% 3/20/16	123,000,000	1,196,915
Japan Government Twenty Year Bond JPY (e)
1.000% 3/20/23	206,000,000	1,670,207
Japan Government Twenty Year Bond JPY (e)
2.000% 12/20/24	155,000,000	1,421,951
Japan Government Two Year Bond JPY (e)
0.900% 6/15/10	668,000,000	6,197,930
Kingdom of Belgium EUR (e)
5.000% 3/28/35	410,000	648,105
Kingdom of the Netherlands EUR (e)
5.000% 7/15/11	265,000	420,389
Malaysia Government MYR (e)
4.720% 9/30/15	650,000	203,175

Mexico Government International Bond
6.375% 1/16/13	265,000	278,913
Netherlands Government Bond EUR (e)
4.500% 7/15/17	240,000	373,822
Nigeria Treasury Bill NGN (e)
0.000% 1/08/09	82,600,000	672,512
Nigeria Treasury Bill NGN (e)
0.000% 2/05/09	67,300,000	543,886
Nigeria Treasury Bill NGN (e)
0.000% 4/09/09	18,600,000	147,647
Nigeria Treasury Bond NGN (e)
9.230% 5/25/12	32,800,000	261,787
Nigeria Treasury Bond NGN (e)
9.350% 8/31/17	69,400,000	500,870
Nigeria Treasury Bond NGN (e)
9.500% 2/23/12	32,800,000	268,332
Nigeria Treasury Bond NGN (e)
15.000% 1/27/09	12,400,000	107,760
Norway Government Bond NOK (e)
6.500% 5/15/13	935,000	194,392
Peru Certif De Deposito PEN (e)
0.000% 10/20/08	854,000	299,331
Peru Certif De Deposito PEN (e)
0.000% 11/06/08	1,320,000	460,904
Peru Certif De Deposito PEN (e)
0.000% 1/05/09	3,110,000	1,073,574
Peru Certif De Deposito PEN (e)
0.000% 1/05/09	186,000	64,343
Peru Certif De Deposito PEN (e)
0.000% 4/13/09	66,000	22,431
Peru Certif De Deposito PEN (e)
0.000% 7/09/09	1,281,000	428,694
Poland Government PLN (e)
5.250% 4/25/13	1,535,000	711,144
Republic of Austria EUR (b) (e)
4.000% 9/15/16	445,000	668,914
Republic of Brazil
6.000% 1/17/17	775,000	791,662
Republic of Brazil
8.000% 1/15/18	1,490,000	1,666,639
Republic of Brazil
8.000% 1/15/18	1,540,000	1,727,875
Republic of Brazil
8.750% 2/04/25	170,000	212,500
Republic of Brazil
8.875% 10/14/19	1,005,000	1,244,190
Republic of Brazil BRL (e)
10.000% 1/01/12	524,000	301,823
Republic of Brazil BRL (e)
10.000% 1/01/17	2,151,000	1,147,527
Republic of Brazil
10.500% 7/14/14	802,000	1,016,535
Republic of Bulgaria (b)
8.250% 1/15/15	260,000	292,786
Republic of Bulgaria (b)
8.250% 1/15/15	250,000	281,250
Republic of Colombia
10.750% 1/15/13	310,000	375,410
Republic of Colombia COP (e)
11.750% 3/01/10	111,000,000	62,214

Republic of Colombia COP (e)
12.000% 10/22/15	1,731,000,000	965,291
Republic of Costa Rica (b)
9.995% 8/01/20	172,000	221,020
Republic of El Salvador (b)
7.625% 9/21/34	178,000	179,335
Republic of El Salvador (b)
7.650% 6/15/35	495,000	484,110
Republic of Germany EUR (e)
3.750% 7/04/13	2,110,000	3,218,550
Republic of Germany EUR (e)
4.000% 1/04/37	1,310,000	1,830,456
Republic of Germany EUR (e)
4.250% 7/04/17	2,380,000	3,688,587
Republic of Ghana (b)
8.500% 10/04/17	440,000	441,100
Republic of Guatemala (b)
10.250% 11/08/11	108,000	123,930
Republic of Guatemala (b)
10.250% 11/08/11	192,000	220,320
Republic of Indonesia (b)
6.750% 3/10/14	770,000	772,887
Republic of Indonesia (b)
6.875% 1/17/18	740,000	734,450
Republic of Indonesia (b)
7.250% 4/20/15	785,000	803,644
Republic of Indonesia (b)
8.500% 10/12/35	440,000	473,000
Republic of Panama
6.700% 1/26/36	860,000	876,403
Republic of Panama
7.250% 3/15/15	675,000	727,313
Republic of Panama
8.875% 9/30/27	140,000	176,666
Republic of Panama
9.375% 4/01/29	500,000	654,250
Republic of Peru PEN (e)
7.840% 8/12/20	2,575,000	918,354
Republic of Peru PEN (e)
8.600% 8/12/17	3,409,000	1,280,335
Republic of Peru PEN (e)
9.910% 5/05/15	2,618,000	1,052,193
Republic of Peru PEN (e)
12.250% 8/10/11	5,290,000	2,187,402
Republic of Poland PLN (e)
5.750% 9/23/22	445,000	205,204
Republic of Turkey TRY (e)
0.010% 8/13/08	875,000	747,369
Republic of Turkey
6.750% 4/03/18	120,000	118,950
Republic of Turkey
7.000% 9/26/16	195,000	198,335
Republic of Turkey TRY (e)
16.000% 3/07/12	5,020,000	4,096,727
Republic of Uruguay
7.625% 3/21/36	380,000	378,100
Republic of Uruguay
8.000% 11/18/22	905,000	959,300
State of Israel ILS (e)
5.500% 2/28/17	2,700,000	772,696

State of Israel ILS (e)
7.500% 3/31/14	3,255,000	1,023,170
Sweden Government Bond SEK (e)
4.500% 8/12/15	2,870,000	480,459
Turkey Government Bond TRY (e)
0.010% 10/07/09	2,110,000	1,468,862
Turkey Government Bond TRY (e)
14.000% 1/19/11	1,760,000	1,383,386
Turkey Government International Bond
7.000% 9/26/16	760,000	765,700
Turkey Government International Bond
7.250% 3/15/15	755,000	785,200
United Kingdom Gilt GBP (e)
4.750% 6/07/10	480,000	950,018
United Kingdom Gilt GBP (e)
4.750% 12/07/38	935,000	1,923,853
United Kingdom Gilt GBP (e)
5.000% 3/07/12	435,000	868,070
United Kingdom Gilt GBP (e)
5.000% 3/07/18	485,000	975,495
United Mexican States MXN (e)
8.000% 12/24/08	27,070,000	2,691,301
United Mexican States MXN (e)
8.000% 12/19/13	14,630,000	1,402,500
United Mexican States
8.375% 1/14/11	1,470,000	1,603,770
Uruguay Government International Bond UYU (e)
4.250% 4/05/27	7,600,000	398,367
Uruguay Government International Bond UYU (e)
5.000% 9/14/18	7,520,000	499,187
Venezuela Government International Bond
7.650% 4/21/25	760,000	579,880
Venezuela Government International Bond
10.750% 9/19/13	735,000	753,375
Venezuela Republic
9.250% 9/15/27	1,470,000	1,339,905

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $109,679,491)		110,955,499

STRUCTURED OBLIGATIONS — 56.7%

Central Bank of Nigeria
42.771% 1/05/10	62,913	8,336
Citigroup Coltes Uvr CLN COP (e)
7.000% 2/26/15	84,000,000	88,785
Citigroup Funding, Inc.
0.000% 9/11/08	166,116	173,144
Citigroup Funding, Inc.
0.000% 3/05/09	252,078	259,151
Citigroup Funding, Inc.
0.000% 3/26/09	320,934	327,638
Citigroup Funding, Inc.
1.000% 10/15/08	306,799	299,531
Citigroup Funding, Inc.
1.000% 11/26/08	51,800	57,748
Citigroup Funding, Inc.
1.000% 5/11/09	191,873	170,592
Citigroup Funding, Inc.
1.000% 6/11/09	62,162	58,747

Citigroup Funding, Inc.
1.000% 2/22/11	69,971	65,627
Citigroup Funding, Inc.
1.000% 2/26/15	229,759	237,042
Citigroup Funding, Inc.
11.979% 4/02/10	534,233	386,785
Citigroup Funding, Inc. Dominican Republic CLN
0.010% 11/10/08	104,154	98,234
Citigroup Funding, Inc. Dominican Republic CLN
1.000% 8/11/08	217,523	208,970
Citigroup Funding, Inc. Dominican Republic CLN
1.000% 2/23/09	283,186	257,082
Citigroup Funding, Inc. Dominican Republic CLN
1.000% 2/23/09	150,443	136,575
Citigroup Funding, Inc. Dominican Republic CLN
15.000% 3/12/12	238,031	208,701
Citigroup Funding, Inc. Dominican Republic CLN
22.000% 10/03/11	98,802	106,797
Citigroup Funding, Inc. Republic of Egypt CLN
1.000% 2/05/09	360,544	377,342
Citigroup Funding, Inc. Republic of Egypt CLN
1.000% 3/26/09	318,493	325,885
Citigroup Funding, Inc. Republic of Egypt CLN
1.000% 4/02/09	265,532	272,762
Citigroup Funding, Inc. Republic of Nigeria CLN
0.010% 3/01/11	538,614	671,081
Citigroup Funding, Inc. Republic of Nigeria CLN
15.516% 4/04/11	389,714	458,775
Citigroup Funding, Inc. Russian Federation CLN
3.879% 12/04/08	291,806	304,818
Citigroup Funding, Inc. Russian Federation CLN
7.546% 12/04/08	130,344	143,518
Citigroup Funding, Inc., Republic of Egypt CLN
0.010% 2/19/09	348,640	363,189
Citigroup Funding, Inc., Republic of Egypt CLN
1.000% 10/30/08	265,471	271,051
Citigroup Funding, Inc., Republic of Egypt CLN
1.000% 4/07/09	145,893	148,634
Citigroup Funding, Inc., Republic of Egypt CLN
1.000% 4/16/09	132,653	135,825
Citigroup Funding, Inc., Republic of Zambia CLN
1.000% 2/25/09	107,414	117,712
Citigroup Funding, Inc., Republic of Zambia CLN
1.000% 3/04/09	107,414	117,436
Citigroup Funding, Inc., Sub-Saharan African Nations CLN
0.990% 4/29/09	660,000	683,800
Coriolanus Ltd. BRL (e)
0.000% 12/31/17	3,300,000	1,339,802
Credit & Repackaged Securities Ltd.
1.000% 3/29/17	3,500,000	671,090
Credit Suisse First Boston, Ukraine CLN UAH (e)
11.940% 12/30/09	2,650,000	563,373
Credit Suisse Russian Federation TRS RUB (e)
8.590% 5/20/10	15,100,000	634,115
Deutsche Bank Reforma (Acquired 6/12/08, Cost $33,110) MXN (e) (f)
1.000% 7/31/14	344,000	34,278
Deutsche Bank Reforma (Acquired 5/21/08, Cost $15,833) MXN (e) (f)
1.000% 5/20/15	164,125	16,354
Deutsche Bank Reforma (Acquired 6/18/08, Cost $420,534) MXN (e) (f)
1.000% 5/20/15	4,329,397	431,408

Deutsche Bank Reforma (Acquired 6/12/08, Cost $27,637) MXN (e) (f)
1.000% 5/20/15	287,142	28,613
Deutsche Bank Reforma (Acquired 7/08/08, Cost $30,518) MXN (e) (f)
1.000% 5/20/15	315,521	31,440
Deutsche Bank Reforma (Acquired 7/15/08, Cost $22,202) MXN (e) (f)
1.000% 7/22/15	229,232	22,842
Deutsche Bank Reforma (Acquired 12/27/07, Cost $158,262) MXN (e) (f)
0.000% 10/03/15	1,720,000	171,392
Deutsche Bank Russian Federation RUB (e)
0.000% 1/13/09	9,990,000	410,431
Deutsche Bank Russian Federation TRS RUB (e)
0.000% 1/14/09	8,360,000	343,378
Deutsche Bank Russian Federation TRS RUB (e)
0.000% 3/18/09	5,200,000	210,208
Deutsche Bank TRS RUB (e)
0.000% 5/05/09	13,490,000	538,090
Deutsche Bank TRS RUB (e)
0.000% 6/06/09	5,390,000	213,222
Eirles Two Ltd. FRN
4.692% 4/30/12	800,000	681,200
Ferrellgas LP Senior Note
6.750% 5/01/14	85,000	72,888
JP Morgan Chase Bank NA BRL
0.000% 1/05/15	8,326,000	2,321,734
JP Morgan Chase Bank NA Republic of Brazil CLN
0.000% 2/20/12	432,737	530,740
JP Morgan Chase Bank NA Republic of Colombia CLN
0.010% 10/31/16	718,976	332,645
JP Morgan Chase Bank NA Republic of Colombia CLN
0.010% 10/31/16	718,896	334,026
JP Morgan Chase Bank NA Republic of Indonesia IDR (e)
0.000% 6/17/21	2,650,289,776	520,309,971
JP Morgan Securities Ltd., Republic of Brazil CLN
36.650% 5/15/45	290,000	293,314
Lehman Brothers Treasury Co. BRL (e)
0.000% 4/10/11	1,685,000	908,436
Lehman Brothers, Senegal, CLN
10.750% 5/15/12	1,133,333	1,133,333
Morgan Stanley PEN (e)
6.250% 3/23/17	716,000	215,327
Morgan Stanley Ukraine CLN
0.010% 10/15/17	1,000,000	937,500
Red Square Capital Ltd. RUB (e)
0.000% 11/20/08	10,000,000	402,199
Republic of Ukraine CLN UAH (e)
11.940% 12/30/09	585,000	124,367
UBS AG
1.000% 4/15/09	132,924	137,368
UBS AG, Ghana Government CLN
12.689% 12/28/11	170,755	152,493
Ukraine Government CLN UAH (e)
11.940% 12/30/09	1,180,000	250,860

TOTAL STRUCTURED OBLIGATIONS (Cost $20,910,614)		542,339,750

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.6%

Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp.
Series 2122, Class F 2.908% 2/15/29	183,115	181,036
Series 2551, Class LF 2.958% 1/15/33	317,915	311,735
Series 2401, Class FA 3.108% 7/15/29	324,261	321,550
Series 2736, Class DB 3.300% 11/15/26	373,658	371,595
Series 2344, Class FP 3.408% 8/15/31	101,767	102,242
Series 2412, Class GF 3.408% 2/15/32	218,087	219,091
Series 2410, Class PF 3.438% 2/15/32	294,303	295,998
Series 2464, Class FI 3.458% 2/15/32	61,897	61,857
Series 2470, Class LF 3.458% 2/15/32	61,557	61,516
Series 2517, Class GF 3.458% 2/15/32	70,067	70,946
Series 2451, Class FD 3.458% 3/15/32	75,199	75,571
Series 2471, Class FD 3.458% 3/15/32	115,406	115,300
Series 2727, Class UA 3.500% 10/15/22	28,693	28,690
Series 2641, Class CE 3.500% 9/15/25	78,047	77,890
Series 3000, Class SE 3.693% 7/15/25	352,779	26,316
Series 3110, Class SL 3.693% 2/15/26	373,032	28,176
Series 3004, Class SB 3.693% 7/15/35	463,331	35,275
Series 2777, Class PJ 4.000% 5/15/24	31,720	31,770
Series 2920, Class S 4.243% 1/15/35	255,909	19,040
Series 2802, Class AS 4.793% 4/15/33	199,058	15,662
Series 2676, Class KY 5.000% 9/15/23	119,000	112,630
Series 2934, Class NA 5.000% 4/15/24	110,587	111,678
Series 2750, Class XG 5.000% 2/15/34	740,000	685,718
Series 2890, Class PE 5.000% 11/15/34	750,000	694,871
Series 2939, Class PE 5.000% 2/15/35	658,000	607,792
Series 2819, Class S 5.143% 6/15/34	443,636	45,767
Series 3035, Class DM 5.500% 11/15/25	379,528	384,513
Series 3138, Class PA 5.500% 2/15/27	761,896	773,150
Series 2453, Class BD 6.000% 5/15/17	118,995	121,005
Series 2435, Class EQ 6.000% 5/15/31	170,411	173,299
Series 216, Class IO 6.000% 1/01/32	68,516	18,229
Series 216, Class IO 6.000% 12/15/32	104,185	27,595
Series 216, Class IO 6.000% 3/01/33	200,924	55,748
Series 2177, Class SB 6.493% 8/15/29	585,825	81,636
Series 1628, Class LZ 6.500% 12/15/23	446,601	464,497
Series 2042, Class N 6.500% 3/15/28	80,548	82,584
Series 2043, Class ZP 6.500% 4/15/28	111,578	113,451
Series 2055, Class ZM 6.500% 5/15/28	51,557	53,373
Series 2080, Class Z 6.500% 8/15/28	83,166	85,890
Series 2279, Class PK 6.500% 1/15/31	104,089	106,202
Series 2326, Class ZP 6.500% 6/15/31	47,781	48,376
Series 2368, Class PR 6.500% 10/15/31	160,522	163,092
Series 2427, Class ZM 6.500% 3/15/32	150,280	153,477
Series 2461, Class PZ 6.500% 6/15/32	241,797	242,495
Series 2035, Class PE 7.000% 3/15/28	111,189	27,405
Series 2049, Class PL 7.000% 4/15/28	686,383	169,488
Series 1360, Class PZ 7.500% 9/15/22	225,255	224,867
Series 3094, Class HS 15.373% 6/15/34	79,776	88,838
Series 3025, Class SJ 15.739% 8/15/35	21,659	24,398
Federal National Mortgage Association
Series 324, Class 1 0.010% 7/01/32	45,554	34,511
Series 2001-T10, Class IO 0.454% 12/25/41	5,025,256	46,959
Series 2003-116, Class FA 2.883% 11/25/33	28,780	28,384
Series 2002-68, Class 20 2.956% 10/18/32	60,220	59,274
Series 2001-68, Class FD 2.983% 12/25/31	825,771	818,463
Series 2003-84, Class AJ 3.000% 4/25/13	29,213	29,117
Series 2001-69, Class PF 3.483% 12/25/31	140,732	140,922
Series 2002-29, Class F 3.483% 4/25/32	65,933	65,885
Series 2002-64, Class FJ 3.483% 4/25/32	20,752	20,738
Series 2002-60, Class FH 3.483% 8/25/32	178,301	178,731

Series 2002-66, Class FG 3.483% 9/25/32	445,473	446,526
Series 2055-87, Class SE 3.568% 10/25/35	1,452,142	106,008
Series 2005-85, Class SA 3.668% 10/25/35	1,902,073	143,306
Series 2006-75, Class SA 3.988% 8/25/36	222,331	21,008
Series 2003-81, Class PU 4.000% 3/25/25	85,143	85,231
Series 2006-43, Class SJ 4.108% 6/25/36	1,737,135	189,919
Series 2005-40, Class SA 4.218% 5/25/35	734,423	55,374
Series 2005-87, Class SG 4.218% 10/25/35	1,073,726	98,681
Series 2005-105, Class SA 4.218% 12/25/35	1,337,925	120,507
Series 2006-119, Class MS 4.218% 12/25/36	108,406	9,790
Series 2005-71, Class SA 4.268% 8/25/25	220,002	18,515
Series 2005-40, Class SB 4.268% 5/25/35	191,191	15,638
Series 2003-81, Class NB 4.500% 11/25/14	490,000	491,952
Series 2003-84, Class GC 4.500% 5/25/15	590,000	592,291
Series 2004-52, Class JR 4.500% 7/25/24	147,926	148,416
Series 2005-71, Class DB 4.500% 8/25/25	190,000	176,611
Series 2006-33, Class SP 4.718% 5/25/36	1,873,575	196,337
Series 2006-90, Class SX 4.748% 9/25/36	458,416	41,221
Series 2004-101, Class BG 5.000% 1/25/20	155,000	151,743
Series 2005-100, Class BQ 5.500% 11/25/20	110,000	105,129
Series 2003-17, Class EQ 5.500% 3/25/23	403,000	384,770
Series 2003-23, Class EQ 5.500% 4/25/23	331,000	315,812
Series 2006-29, Class PA 5.500% 8/25/26	674,637	682,674
Series 2006-44, Class OA 5.500% 12/25/26	213,555	216,348
Series 2006-57, Class PA 5.500% 8/25/27	288,974	292,214
Series 334, Class 5 5.500% 5/01/33	171,674	45,220
Series 339, Class 7 5.500% 7/01/33	582,728	148,326
Series 2003-118, Class S 5.618% 12/25/33	308,793	42,127
Series 2002-89, Class S 5.718% 1/25/33	114,285	11,972
Series 2003-4, Class S 5.768% 2/25/33	90,819	11,871
Series 2003-33, Class SP 5.768% 5/25/33	178,455	24,438
Series 2001-44, Class QC 6.000% 9/25/16	258,441	264,025
Series 2002-9, Class PC 6.000% 3/25/17	116,052	117,826
Series 2001-70, Class LR 6.000% 9/25/30 (g)	4,354	4,353
Series 2001-46, Class ZG 6.000% 9/25/31	776,203	790,983
Series 2001-74, Class QE 6.000% 12/25/31	747,767	750,207
Series 2001-80, Class Z 6.000% 1/25/32	149,957	152,415
Series 331, Class 5 6.000% 12/01/32	286,845	76,016
Series 334, Class IO 6.000% 2/01/33	277,175	74,268
Series 342, Class IO 6.000% 9/01/33	15,927	4,458
Series 344, Class 2 6.000% 11/01/33	344,886	96,656
Series 362, Class 12 6.000% 8/01/35	89,722	25,498
Series 1999-54, Class LH 6.500% 11/25/29	149,858	152,742
Series 2001-51, Class OD 6.500% 10/25/31	140,786	144,555
Series 2001-82, Class ZA 6.500% 1/25/32	62,320	64,248
Series 319, Class IO 6.500% 2/01/32	968,187	256,325
Series 321, Class IO 6.500% 3/01/32	269,120	70,803
Series 324, Class IO 6.500% 7/01/32	182,428	45,488
Series 2003-13, Class IO 7.000% 3/25/33	141,687	38,845
Series 2004-W9, Class 2A2 7.000% 2/25/44	61,157	65,094
Series 254, Class 2 7.500% 1/01/24	319,138	84,116
Series 2003-130, Class CS 9.135% 12/25/33	191,695	182,488
Series 2005-59, Class NQ 10.669% 5/25/35	141,119	145,144
Series 2006-46, Class SW 15.097% 6/25/36	137,292	152,686
Series 2006-50, Class KS 15.098% 6/25/36	119,452	127,443
Series 2006-11, Class PS 15.464% 3/25/36	104,770	117,988
Federal National Mortgage Association Interest Strip
Series 334, Class 3 5.500% 2/01/33	105,457	27,272
Series 333, Class 2 5.500% 3/01/33	593,571	158,412
Series 338, Class 2 5.500% 6/01/33	126,553	33,773

Series 339, Class 8 5.500% 7/01/33	59,406	14,527
Series 346, Class 2 5.500% 12/01/33	132,481	35,844
Series 351, Class 10 5.500% 4/01/34	97,588	25,194
Series 302, Class 2 6.000% 6/01/29	145,794	37,808
Government National Mortgage Association
Series 2006-47, Class SA 0.000%8/16/36	197,487	16,946
Series 2001-62, Class KZ 6.500% 12/16/31	363,152	375,876
Series 2000-12, Class ZA 8.000% 2/16/30	832,225	908,503
		20,845,104
Pass-Through Securities — 7.4%
Federal Home Loan Mortgage Corp.
3.375% 4/15/09	3,740,000	3,756,535
3.750% 6/28/13	2,060,000	2,034,895
4.500% 5/01/19	723,207	704,505
5.000% 8/01/33	417,914	399,875
5.000% 12/01/34	63,840	61,084
5.250% 5/21/09 (g)	6,100,000	6,220,670
6.000% 7/01/24	163,342	165,480
6.000% 9/01/24	91,088	92,280
6.000% 3/01/33	102,007	103,271
6.500% 4/01/18	42,862	44,744
6.500% 4/01/21	185,488	193,228
6.500% 2/01/22	61,492	64,112
6.500% 9/01/22	61,886	64,171
6.500% 7/01/29	142,363	147,707
6.500% 8/01/32	605,133	627,188
6.500% 8/01/32	128,596	133,282
6.500% 6/01/35	476,932	492,749
7.000% 1/12/23	51,800	55,092
7.000% 10/01/31	64,695	68,738
7.500% 2/01/32	28,663	30,417
8.500% 8/01/31	17,172	18,587
Federal National Mortgage Association
0.000%12/28/08	5,680,000	5,631,010
3.250% 4/09/13	1,660,000	1,607,171
3.375% 5/19/11	615,000	611,674
3.875% 7/12/13	285,000	283,004
4.500% 5/01/18	222,091	217,111
4.500% 1/01/19	503,851	492,554
4.500% 3/01/19	226,361	221,285
4.500% 11/01/19	946,827	923,822
4.500% 6/01/20	754,016	735,695
4.500% 8/01/20	255,976	249,756
4.500% 2/01/22	192,758	188,074
5.000% 12/01/17	137,869	137,584
5.000% 12/01/17	1,133,729	1,131,382
5.000% 2/01/18	87,935	87,753
5.000% 3/01/18	179,418	179,046
5.000% 3/01/18	72,864	72,713
5.000% 3/01/18	77,502	77,342
5.000% 4/01/18	92,326	92,135
5.000% 4/01/18	534,523	533,417
5.000% 6/01/18	168,082	167,734
5.000% 6/01/18	300,078	299,457
5.000% 7/01/18	90,611	90,423
5.000% 7/01/18	115,189	114,950
5.000% 7/01/20	2,298,901	2,284,084
5.000% 9/01/20	176,682	174,660

5.000% 12/01/32	124,192	118,943
5.000% 6/01/33	383,749	367,289
5.000% 8/01/33 (g)	1,568,583	1,501,306
5.000% 9/01/33	160,961	154,057
5.000% 11/01/33 (g)	4,011,615	3,839,554
5.000% 8/01/34 (g)	1,653,275	1,582,365
5.000% 9/01/35	128,333	122,828
5.291% 10/01/36	3,028,648	3,080,815
5.500% 2/01/22	277,087	278,743
5.500% 1/01/33	—	—
5.500% 1/01/33	1,081,606	1,065,931
5.500% 1/01/33	623,893	614,851
5.500% 2/01/33	2,699,526	2,660,404
5.500% 3/01/33	230,989	227,497
5.500% 3/01/33	77,268	76,100
5.500% 3/01/33	134,198	132,169
5.500% 6/01/33	892,336	878,846
5.500% 6/01/33	662,502	652,487
5.500% 7/01/33	1,233,745	1,215,095
5.500% 7/01/33	141,175	139,040
5.500% 8/01/33	1,817,416	1,789,942
Pool #555880 5.500% 11/01/33	583,115	574,300
5.500% 12/01/33	46,667	45,932
5.500% 12/01/33	192,303	189,275
5.500% 1/01/34	674,716	664,516
5.500% 1/01/34	111,349	109,596
5.500% 12/01/99	350,000	351,094
5.500% 12/01/99	1,600,000	1,565,500
6.000% 6/01/17	196,803	203,423
6.000% 1/01/19	239,450	247,504
6.000% 7/01/24	47,799	48,424
6.000% 7/01/29	168,453	171,184
6.000% 11/01/29	432,792	442,033
6.000% 11/01/32	126,884	128,544
6.000% 3/01/33	216,638	219,473
6.000% 4/01/33	444,363	449,762
6.000% 10/01/33	714,011	722,685
6.000% 11/01/33	354,327	358,631
6.000% 12/01/99	2,628,000	2,683,024
6.000% 12/01/99	2,755,000	2,766,838
6.500% 5/01/17	66,225	68,719
6.500% 6/01/17	259,988	271,077
6.500% 4/01/18	223,906	232,337
6.500% 12/01/29	481,386	501,788
6.500% 7/01/38	430,000	448,312
6.500% 12/01/99	1,179,000	1,210,133
7.000% 4/01/20	94,878	98,560
7.000% 1/01/30	76,799	81,468
7.000% 12/01/32	397,074	418,804
7.000% 4/01/33	202,845	215,119
7.000% 2/01/36	478,618	508,079
7.500% 2/01/27	28,721	30,652
7.500% 9/01/32	91,070	97,384
7.500% 1/01/33	220,198	235,327
7.500% 3/01/33	362,588	387,491
Government National Mortgage Association
13.000% 10/15/15	61,426	69,619
13.500% 6/15/15	81,385	92,396
New South Wales Treasury Corp.
AUD 5.500% 8/01/14 (e)	185,000	163,422

AUD 6.000% 5/01/12 (e)	125,000	114,510
Resolution Funding Corp. Principal Strip
0.010% 1/15/21	1,955,000	1,072,783
		70,840,426
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $90,512,152)		91,685,530

TOTAL BONDS & NOTES (Cost $413,161,104)		926,098,033

	Number of
	Shares

OPTION — 0.0%

JP Morgan Chase, Expires 8/20/08, Strike 101.60	874,000,000	5,244

TOTAL OPTIONS (Cost $68,249)		5,244

TOTAL LONG-TERM INVESTMENTS (Cost $416,490,735)		929,082,669

	Principal Amount

SHORT-TERM INVESTMENTS — 2.4%

Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/08, 0.900%, due 8/01/08 (h)	23,064,629	23,064,629

TOTAL SHORT-TERM INVESTMENTS (Cost $23,064,629)		23,064,629

TOTAL INVESTMENTS — 99.5% (Cost $439,555,364) (i)		952,147,298

Other Assets/(Liabilities) — 0.5%		5,242,299

NET ASSETS — 100.0%		$957,389,597

Notes to Portfolio of Investments
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CBO	- Collateralized Bond Obligation
CLN	- Credit Linked Note
COP	- Colombian Peso
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- Euro
FRN	- Floating Rate Note
GBP	- British Pound
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
JPY	- Japanese Yen
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigeria Naira

NOK	- Norwegian Krone
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Kronor
STEP	- Step Up Bond
TRY	- New Turkish Lira
UAH	- Ukraine Hryvnia
UYU	- Uruguay Peso
VRN	- Variable Rate Note
(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $56,849,708 or 5.94% of net assets.

(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Security is currently in default.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)

Maturity value of $23,065,206. Collateralized by U.S. Government Agency obligations with a rate of 1.680%, maturity date of 11/13/08, and an aggregate market value, including accrued interest, of $23,880,000.

(i)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier High Yield Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Principal Amount	Value

BONDS & NOTES — 92.7%

CORPORATE DEBT — 92.7%

Aerospace & Defense — 4.7%
L-3 Communications Corp.
6.125% 7/15/13	3,805,000	3,633,775
TransDigm, Inc.
7.750% 7/15/14	2,745,000	2,676,375
Vought Aircraft Industries, Inc.
8.000% 7/15/11	2,360,000	2,177,100
		8,487,250
Auto Manufacturers — 0.6%
General Motors Corp.
7.125% 7/15/13	2,000,000	1,140,000

Automotive & Parts — 3.4%
The Goodyear Tire & Rubber Co.
9.000% 7/01/15	1,800,000	1,813,500
Tenneco, Inc.
8.125% 11/15/15	375,000	333,750
Titan International, Inc.
8.000% 1/15/12	1,885,000	1,837,875
United Components, Inc.
9.375% 6/15/13	2,410,000	2,181,050
		6,166,175
Building Materials — 1.2%
Interline Brands, Inc.
8.125% 6/15/14	2,205,000	2,105,775

Coal — 2.1%
Arch Western Finance LLC
6.750% 7/01/13	1,955,000	1,950,113
Peabody Energy Corp.
6.875% 3/15/13	1,950,000	1,969,500
		3,919,613
Commercial Services — 4.5%
Cenveo Corp.
7.875% 12/01/13	610,000	510,875
Cenveo Corp. (a)
10.500% 8/15/16	550,000	541,750
Great Lakes Dredge & Dock Corp.
7.750% 12/15/13	1,970,000	1,787,775
Iron Mountain, Inc.
8.750% 7/15/18	2,650,000	2,689,750
Rental Service Corp.
9.500% 12/01/14	1,800,000	1,476,000

Ticketmaster (a)
10.750% 8/01/16	480,000	496,800
United Rentals North America, Inc.
7.750% 11/15/13	910,000	732,550
		8,235,500
Computers — 0.2%
Compucom Systems, Inc. (a)
12.500% 10/01/15	470,000	434,750

Diversified Financial — 1.9%
Ford Motor Credit Co. LLC
7.375% 10/28/09	3,850,000	3,506,830

Electric — 7.7%
The AES Corp.
8.000% 10/15/17	3,235,000	3,186,475
Edison Mission Energy
7.750% 6/15/16	2,700,000	2,706,750
Intergen NV (a)
9.000% 6/30/17	2,200,000	2,244,000
NRG Energy, Inc.
7.375% 2/01/16	2,660,000	2,580,200
Texas Competitive Electric Holdings Co. LLC (a)
10.250% 11/01/15	3,235,000	3,235,000
		13,952,425
Entertainment — 2.6%
OED Corp./DIAMOND JO LLC
8.750% 4/15/12	900,000	765,000
Seneca Gaming Corp.
7.250% 5/01/12	2,075,000	1,893,438
Tunica-Biloxi Gaming Authority (a)
9.000% 11/15/15	2,175,000	2,049,937
		4,708,375
Environmental Controls — 2.6%
Allied Waste North America, Inc.
7.250% 3/15/15	2,870,000	2,834,125
Waste Services, Inc.
9.500% 4/15/14	1,830,000	1,839,150
		4,673,275
Forest Products & Paper — 1.4%
Newark Group, Inc.
9.750% 3/15/14	2,725,000	1,798,500
Rock-Tenn Co.
8.200% 8/15/11	340,000	353,600
Rock-Tenn Co. (a)
9.250% 3/15/16	430,000	442,900
		2,595,000
Health Care – Services — 3.2%
Community Health Systems, Inc.
8.875% 7/15/15	2,215,000	2,231,612

HCA, Inc.
9.250% 11/15/16	3,450,000	3,553,500
		5,785,112
Holding Company – Diversified — 0.8%
Kansas City Southern Railway
8.000% 6/01/15	650,000	656,500
Leucadia National Corp.
7.000% 8/15/13	750,000	721,875
		1,378,375
Home Furnishing — 0.7%
ALH Finance LLC/ALH Finance Corp.
8.500% 1/15/13	1,355,000	1,243,213

Iron & Steel — 2.2%
Steel Dynamics, Inc.
6.750% 4/01/15	1,875,000	1,762,500
Tube City IMS Corp.
9.750% 2/01/15	2,400,000	2,232,000
		3,994,500
Lodging — 2.7%
Boyd Gaming Corp.
7.125% 2/01/16	2,345,000	1,688,400
MGM Mirage
5.875% 2/27/14	2,870,000	2,267,300
Station Casinos, Inc.
6.625% 3/15/18	2,250,000	990,000
		4,945,700
Machinery – Diversified — 1.6%
Douglas Dynamics LLC (a)
7.750% 1/15/12	1,950,000	1,647,750
Stewart & Stevenson LLC
10.000% 7/15/14	1,400,000	1,365,000
		3,012,750
Manufacturing — 2.7%
Polypore, Inc.
8.750% 5/15/12	1,950,000	1,954,875
SPX Corp. (a)
7.625% 12/15/14	1,800,000	1,840,500
Trimas Corp.
9.875% 6/15/12	1,370,000	1,209,025
		5,004,400
Media — 6.0%
CCH II LLC / CCH II Capital Corp. (a)
10.250% 10/01/13	2,510,000	2,196,250
CSC Holdings, Inc.
7.625% 4/01/11	2,250,000	2,224,687
Echostar DBS Corp.
6.625% 10/01/14	1,660,000	1,523,050

Mediacom Broadband LLC
8.500% 10/15/15	2,085,000	1,860,863
Quebecor Media, Inc.
7.750% 3/15/16	1,550,000	1,429,875
Videotron Ltd. (a)
9.125% 4/15/18	1,700,000	1,772,250
		11,006,975
Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 4/01/17	1,855,000	1,943,113

Oil & Gas — 12.3%
Brigham Exploration Co.
9.625% 5/01/14	1,895,000	1,847,625
Chesapeake Energy Corp.
7.500% 6/15/14	3,150,000	3,177,562
Clayton Williams Energy, Inc.
7.750% 8/01/13	2,415,000	2,282,175
Mariner Energy, Inc.
8.000% 5/15/17	2,810,000	2,648,425
Petrohawk Energy Corp.
9.125% 7/15/13	2,850,000	2,885,625
Plains Exploration & Production Co.
7.625% 6/01/18	1,850,000	1,794,500
Pride International, Inc.
7.375% 7/15/14	2,110,000	2,125,825
Quicksilver Resources, Inc.
7.125% 4/01/16	2,450,000	2,113,125
Quicksilver Resources, Inc.
7.750% 8/01/15	470,000	457,075
Range Resource Corp.
7.250% 5/01/18	325,000	316,875
Sandridge Energy, Inc. (a)
8.000% 6/01/18	1,900,000	1,881,000
Southwestern Energy Co. (a)
7.500% 2/01/18	850,000	871,250
		22,401,062
Oil & Gas Services — 1.8%
Basic Energy Services, Inc.
7.125% 4/15/16	1,600,000	1,496,000
North American Energy Partners, Inc.
8.750% 12/01/11	1,725,000	1,733,625
		3,229,625
Packaging & Containers — 3.0%
Berry Plastics Corp. FRN
7.541% 2/15/15	1,490,000	1,385,700
Graham Packaging Co., Inc.
8.500% 10/15/12	1,025,000	953,250
Packaging Dynamics Finance Corp. (a)
10.000% 5/01/16	3,100,000	2,092,500
Pregis Corp.
12.375% 10/15/13	1,000,000	960,000
		5,391,450

Pipelines — 7.1%
Atlas Pipeline Partners LP
8.125% 12/15/15	1,585,000	1,549,338
Dynegy Holdings, Inc.
8.375% 5/01/16	3,145,000	3,121,412
El Paso Corp.
7.375% 12/15/12	2,700,000	2,750,001
Kinder Morgan Finance Co.
5.700% 1/05/16	2,600,000	2,395,250
MarkWest Energy Partners LP (a)
8.750% 4/15/18	700,000	696,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
6.875% 11/01/14	1,390,000	1,296,175
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250% 9/15/15	350,000	342,704
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125% 6/15/14	700,000	704,472
		12,855,852
Savings & Loans — 3.7%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.
9.750% 4/01/17	2,850,000	2,814,375
Hughes Network Systems LLC/HNS Finance Corp.
9.500% 4/15/14	1,975,000	1,997,219
KAR Holdings, Inc.
10.000% 5/01/15	2,310,000	1,917,300
		6,728,894
Telecommunications — 9.6%
Cincinnati Bell, Inc.
8.375% 1/15/14	1,905,000	1,814,512
Intelsat Bermuda Ltd.
9.250% 6/15/16	2,730,000	2,654,925
Intelsat Jackson Holdings Ltd.
11.250% 6/15/16	920,000	954,500
Qwest Corp.
7.875% 9/01/11	3,555,000	3,501,675
Sprint Capital Corp.
8.375% 3/15/12	1,090,000	1,070,925
Stratos Global Corp.
9.875% 2/15/13	985,000	1,034,250
Time Warner Telecom Holdings, Inc.
9.250% 2/15/14	3,650,000	3,704,750
Windstream Corp.
8.625% 8/01/16	2,750,000	2,784,375
		17,519,912
Transportation — 1.3%
Bristow Group, Inc.
7.500% 9/15/17	2,060,000	2,029,100

Quality Distribution LLC/QD Capital Corp. FRN
7.291% 1/15/12	555,000	330,225
		2,359,325

TOTAL CORPORATE DEBT (Cost $179,000,491)		168,725,226

TOTAL BONDS & NOTES (Cost $179,000,491)		168,725,226

TOTAL LONG-TERM INVESTMENTS (Cost $179,000,491)		168,725,226

SHORT-TERM INVESTMENTS — 2.8%

Commercial Paper — 2.8%
R.R. Donnelly & Sons
2.840% 8/05/08	2,579,000	2,578,186
Oneok, Inc.
2.950% 8/01/08	2,480,000	2,480,000
		5,058,186

TOTAL SHORT-TERM INVESTMENTS (Cost $5,058,186)		5,058,186

TOTAL INVESTMENTS — 95.5% (Cost $184,058,677) (b)		173,783,412

Other Assets/(Liabilities) — 4.5%		8,105,329

NET ASSETS — 100.0%		$181,888,741

Notes to Portfolio of Investments
FRN	- Floating Rate Note
(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $22,443,137 or 12.34% of net assets.

(b)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier International Bond Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Principal Amount	Value

BONDS & NOTES — 98.4%

CORPORATE DEBT — 19.6%

Banks — 5.2%
KFW JPY (a)
2.050% 2/16/26	63,000,000	565,802
KFW AUD (a)
5.500% 7/25/16	1,500,000	1,287,612
		1,853,414
Multi-National — 6.8%
European Investment Bank AUD (a)
6.000% 8/14/13	1,200,000	1,085,338
European Investment Bank GBP (a)
6.000% 12/07/28	380,000	840,061
International Bank for Reconstruction & Development Class E GBP (a)
5.400% 6/07/21	255,000	512,027
		2,437,426
Regional (State & Province) — 2.5%
New South Wales Treasury Corp. AUD (a)
5.500% 3/01/17	1,010,000	867,816

Savings & Loans — 5.1%
LCR Finance PLC GBP (b) (a)
4.750% 12/31/10	935,000	1,829,123

TOTAL CORPORATE DEBT (Cost $6,928,875)		6,987,779

SOVEREIGN DEBT OBLIGATIONS — 65.9%

French Republic EUR (a)
5.750% 10/25/32	1,215,000	2,149,046
Italian Republic EUR (a)
2.750% 6/15/10	910,000	1,375,155
Kingdom of Spain EUR (a)
3.800% 1/31/17	1,315,000	1,930,382
Kingdom of the Netherlands EUR (a)
4.250% 7/15/13	1,550,000	2,405,470
Portuguese Republic EUR (a)
3.950% 7/15/09	1,665,000	2,580,305
Republic of Austria EUR (a)
4.650% 1/15/18	1,265,000	1,991,358
Republic of Finland EUR (a)
5.000% 4/25/09	1,615,000	2,524,776
Republic of Germany EUR (a)
4.750% 7/04/28	1,265,000	1,981,615
Republic of Germany EUR (a)
5.250% 7/04/10	500,000	792,875
Republic of Poland PLN (a)
6.250% 10/24/15	4,620,000	2,235,640

United Kingdom GBP (a)
0.010% 9/07/16	670,000	908,209
United Kingdom Treasury GBP (a)
4.750% 3/07/20	910,000	1,778,599
United Mexican States MXN (a)
8.000% 12/19/13	4,430,000	424,681
United Mexican States MXN (a)
10.000% 12/05/24	4,745,000	510,491

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $23,028,771)		23,588,602

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.9%

Pass-Through Securities — 12.9%
Canada Government CAD (a) (b)
4.550% 12/15/12	1,530,000	1,544,665
Japan Government JPY (a)
2.300% 3/19/26	200,000,000	1,896,151
New South Wales Treasury Corp. AUD (a)
5.500% 8/01/14	1,330,000	1,174,874
		4,615,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,650,798)		4,615,690

TOTAL BONDS & NOTES (Cost $34,608,444)		35,192,071

TOTAL LONG-TERM INVESTMENTS (Cost $34,608,444)		35,192,071

TOTAL INVESTMENTS — 98.4% (Cost $34,608,444) (c)		35,192,071

Other Assets/(Liabilities) — 1.6%		587,855

NET ASSETS — 100.0%		$35,779,926

Notes to Portfolio of Investments
AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
PLN	- Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $3,373,788 or 9.43% of net assets.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Balanced Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 62.0%

COMMON STOCK — 62.0%

Advertising — 0.1%
Omnicom Group, Inc.	3,300	140,877

Aerospace & Defense — 1.9%
Boeing Co.	4,000	244,440
General Dynamics Corp.	4,100	365,474
Goodrich Corp.	1,700	83,538
L-3 Communications Holdings, Inc.	2,300	226,987
Lockheed Martin Corp.	6,000	625,980
Northrop Grumman Corp.	3,500	235,865
Raytheon Co.	10,200	580,686
United Technologies Corp.	10,200	652,596
		3,015,566
Agriculture — 1.1%
Altria Group, Inc.	53,100	1,080,585
Lorillard, Inc. (a)	2,100	140,931
Philip Morris International, Inc.	6,700	346,055
Reynolds American, Inc.	2,200	122,826
		1,690,397
Airlines — 0.1%
Southwest Airlines Co.	9,200	143,428

Apparel — 0.3%
Nike, Inc. Class B	5,100	299,268
VF Corp.	2,000	143,160
		442,428
Auto Manufacturers — 0.1%
Ford Motor Co. (a)	19,100	91,680
General Motors Corp.	200	2,214
		93,894
Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	100	1,963
Johnson Controls, Inc.	5,300	159,848
		161,811
Banks — 3.0%
Bank of America Corp.	42,064	1,383,906
The Bank of New York Mellon Corp.	12,499	443,714
BB&T Corp.	5,600	156,912
Capital One Financial Corp.	3,342	139,896
Comerica, Inc.	1,200	34,464
Fifth Third Bancorp	4,900	68,453

Huntington Bancshares, Inc.	3,100	21,762
KeyCorp	4,200	44,310
M&T Bank Corp.	800	56,304
Marshall & Ilsley Corp.	2,900	44,080
National City Corp.	100	473
Northern Trust Corp.	2,200	171,974
PNC Financial Services Group, Inc.	3,000	213,870
Regions Financial Corp.	5,997	56,852
State Street Corp.	3,600	257,904
SunTrust Banks, Inc.	3,000	123,180
U.S. Bancorp	18,200	557,102
Wachovia Corp.	100	1,727
Wells Fargo & Co.	29,800	902,046
Zions Bancorp	600	17,562
		4,696,491
Beverages — 0.9%
Anheuser-Busch Cos., Inc.	8,700	589,512
The Coca-Cola Co.	5,300	272,950
Coca-Cola Enterprises, Inc.	2,900	49,097
Constellation Brands, Inc. Class A (a)	2,000	43,040
Molson Coors Brewing Co. Class B	3,300	178,101
The Pepsi Bottling Group, Inc.	2,200	61,270
PepsiCo, Inc.	4,100	272,896
		1,466,866
Biotechnology — 0.4%
Amgen, Inc. (a)	8,500	532,355
Biogen Idec, Inc. (a)	100	6,976
Millipore Corp. (a)	500	35,175
		574,506
Building Materials — 0.0%
Masco Corp.	3,100	51,119

Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,900	276,109
Ashland, Inc.	7,400	309,098
The Dow Chemical Co.	10,400	346,424
Eastman Chemical Co.	1,600	95,936
Monsanto Co.	7,300	869,503
PPG Industries, Inc.	900	54,576
The Sherwin-Williams Co.	900	47,925
Sigma-Aldrich Corp.	1,400	85,036
		2,084,607
Coal — 0.0%
Massey Energy Co.	500	37,125

Commercial Services — 0.8%
Apollo Group, Inc. Class A (a)	1,400	87,206
Automatic Data Processing, Inc.	2,600	111,046
Donnelley (R.R.) & Sons Co.	1,600	42,720
Equifax, Inc.	2,600	91,234
H&R Block, Inc.	7,900	192,207
Mastercard, Inc. Class A	600	145,115
McKesson Corp.	4,600	258,921

Moody’s Corp.	2,100	73,101
Paychex, Inc.	100	3,292
Western Union Co.	7,800	215,592
		1,220,434
Computers — 4.2%
Affiliated Computer Services, Inc. Class A (a)	4,200	202,440
Apple, Inc. (a)	7,500	1,192,125
Computer Sciences Corp. (a)	1,200	56,844
Dell, Inc. (a)	20,800	511,056
Electronic Data Systems Corp.	3,900	96,759
EMC Corp. (a)	17,100	256,671
Hewlett-Packard Co.	36,300	1,626,240
International Business Machines Corp.	17,900	2,290,842
Lexmark International, Inc. Class A (a)	6,200	217,496
NetApp, Inc. (a)	2,800	71,540
Sun Microsystems, Inc. (a)	50	531
Teradata Corp. (a)	3,400	79,628
		6,602,172
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	3,700	274,799
The Procter & Gamble Co.	24,618	1,611,987
		1,886,786
Distribution & Wholesale — 0.1%
Genuine Parts Co.	1,400	56,154
W.W. Grainger, Inc.	400	35,804
		91,958
Diversified Financial — 2.5%
American Express Co.	100	3,712
Ameriprise Financial, Inc.	2,040	86,700
The Charles Schwab Corp.	300	6,867
CIT Group, Inc.	1,800	15,264
Citigroup, Inc.	47,000	878,430
CME Group, Inc.	100	36,013
Discover Financial Services	5,350	78,377
Fannie Mae	1,000	11,500
Franklin Resources, Inc.	100	10,061
Freddie Mac	3,400	27,778
The Goldman Sachs Group, Inc.	7,500	1,380,300
IntercontinentalExchange, Inc. (a)	100	9,980
Janus Capital Group, Inc.	400	12,136
JP Morgan Chase & Co.	33,395	1,356,839
Legg Mason, Inc.	100	4,035
Lehman Brothers Holdings, Inc.	200	3,468
Merrill Lynch & Co., Inc.	300	7,995
Morgan Stanley	200	7,896
NYSE Euronext	100	4,724
		3,942,075
Electric — 2.3%
The AES Corp. (a)	100	1,614
Ameren Corp.	2,400	98,616
American Electric Power Co., Inc.	3,900	154,050

CenterPoint Energy, Inc.	11,800	186,086
Consolidated Edison, Inc.	2,400	95,280
Dominion Resources, Inc.	4,000	176,720
DTE Energy Co.	3,700	151,626
Duke Energy Corp.	24,464	430,077
Edison International	3,100	149,854
Entergy Corp.	1,300	138,996
Exelon Corp.	4,400	345,373
FirstEnergy Corp.	2,000	147,100
FPL Group, Inc.	2,800	180,684
Integrys Energy Group, Inc.	3,300	168,498
Pepco Holdings, Inc.	7,400	184,556
PG&E Corp.	4,300	165,679
Pinnacle West Capital Corp.	900	30,213
PPL Corp.	2,500	117,774
Progress Energy, Inc.	3,100	131,161
Public Service Enterprise Group, Inc.	3,500	146,300
Southern Co.	7,300	258,347
TECO Energy, Inc.	2,900	53,795
Xcel Energy, Inc.	4,100	82,246
		3,594,645
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	8,600	418,820
Molex, Inc.	1,100	26,983
		445,803
Electronics — 0.7%
Agilent Technologies, Inc. (a)	3,800	137,028
Applera Corp. Applied Biosystems Group	1,900	70,167
Jabil Circuit, Inc.	5,600	91,056
PerkinElmer, Inc.	1,700	49,470
Thermo Fisher Scientific, Inc. (a)	8,100	490,212
Tyco Electronics Ltd.	4,947	163,943
Waters Corp. (a)	1,200	82,028
		1,083,904
Engineering & Construction — 0.2%
Fluor Corp.	3,900	317,265
Jacobs Engineering Group, Inc. (a)	200	15,468
		332,733
Environmental Controls — 0.3%
Allied Waste Industries, Inc. (a)	5,500	66,550
Waste Management, Inc.	10,600	376,724
		443,274
Foods — 1.1%
General Mills, Inc.	4,300	276,877
Heinz (H.J.) Co.	2,300	115,874
The Hershey Co.	2,500	91,925
Kraft Foods, Inc. Class A	11,200	356,384
The Kroger Co.	10,400	294,112
McCormick & Co., Inc.	1,200	48,120
Safeway, Inc.	4,000	106,880
SuperValu, Inc.	1,800	46,116

Sysco Corp.	5,600	158,816
Wrigley (Wm.) Jr. Co.	3,200	252,672
		1,747,776
Forest Products & Paper — 0.0%
International Paper Co.	100	2,772
MeadWestvaco Corp.	1,500	40,215
Weyerhaeuser Co.	100	5,346
		48,333
Gas — 0.3%
Nicor, Inc.	5,300	210,425
NiSource, Inc.	2,500	42,700
Sempra Energy	3,500	196,560
		449,685
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	600	36,012
Snap-on, Inc.	700	39,403
The Stanley Works	800	35,584
		110,999
Health Care – Products — 2.1%
Bard (C.R.), Inc.	800	74,272
Boston Scientific Corp. (a)	24,900	296,061
Covidien Ltd.	2,800	139,076
Johnson & Johnson	30,600	2,095,182
Medtronic, Inc.	8,800	464,904
St. Jude Medical, Inc. (a)	2,000	93,160
Zimmer Holdings, Inc. (a)	1,400	96,474
		3,259,129
Health Care – Services — 0.8%
Aetna, Inc.	8,100	332,181
Cigna Corp.	2,500	92,550
Coventry Health Care, Inc. (a)	950	33,602
DaVita, Inc. (a)	800	45,039
Humana, Inc. (a)	100	4,391
Laboratory Corp. of America Holdings (a)	500	33,907
Quest Diagnostics, Inc.	3,500	186,060
UnitedHealth Group, Inc.	9,900	277,992
WellPoint, Inc. (a)	4,200	220,290
		1,226,012
Holding Company – Diversified — 0.0%
Leucadia National Corp.	100	4,477

Home Builders — 0.2%
Centex Corp.	11,100	162,948
D.R. Horton, Inc.	11,000	122,320
KB Home	800	14,072
Lennar Corp. Class A	1,600	19,360
Pulte Homes, Inc.	2,500	30,525
		349,225

Home Furnishing — 0.0%
Whirlpool Corp.	800	60,878

Household Products — 0.2%
Avery Dennison Corp.	800	35,208
The Clorox Co.	1,600	87,200
Fortune Brands, Inc.	1,700	97,427
Kimberly-Clark Corp.	2,600	150,358
		370,193
Insurance — 3.0%
AFLAC, Inc.	11,100	617,271
Allstate Corp.	8,000	369,760
American International Group, Inc.	13,600	354,280
Aon Corp.	3,000	137,400
Assurant, Inc.	2,800	168,336
Chubb Corp.	8,500	408,340
Cincinnati Financial Corp.	2,414	67,206
Genworth Financial, Inc. Class A	3,300	52,701
The Hartford Financial Services Group, Inc.	2,600	164,814
Lincoln National Corp.	2,206	105,226
Loews Corp.	3,100	138,136
Marsh & McLennan Cos., Inc.	4,700	132,775
Metlife, Inc.	11,800	599,086
MGIC Investment Corp.	2,000	12,800
Principal Financial Group, Inc.	1,400	59,514
The Progressive Corp.	7,500	151,875
Prudential Financial, Inc.	2,300	158,631
Safeco Corp.	2,900	191,864
Torchmark Corp.	1,500	87,075
The Travelers Cos., Inc.	14,122	623,063
Unum Group	8,100	195,696
XL Capital Ltd. Class A	2,200	39,358
		4,835,207
Internet — 0.7%
Amazon.com, Inc. (a)	200	15,268
eBay, Inc. (a)	100	2,517
Expedia, Inc. (a)	1,900	37,183
Google, Inc. Class A (a)	700	331,625
IAC/InterActiveCorp (a)	1,800	31,428
Symantec Corp. (a)	19,600	412,972
VeriSign, Inc. (a)	2,100	68,334
Yahoo!, Inc. (a)	11,600	230,724
		1,130,051
Investment Companies — 0.0%
American Capital Strategies Ltd.	3,600	73,152

Iron & Steel — 0.5%
AK Steel Holding Corp.	2,000	126,615
Allegheny Technologies, Inc.	100	4,729
Nucor Corp.	5,600	320,432
United States Steel Corp.	2,100	336,756
		788,532

Lodging — 0.0%
Marriott International, Inc. Class A	200	5,182
Starwood Hotels & Resorts Worldwide, Inc.	100	3,429
		8,611
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	6,800	472,736
Terex Corp. (a)	100	4,733
		477,469
Machinery – Diversified — 0.3%
Cummins, Inc.	2,400	159,216
Deere & Co.	3,800	266,608
The Manitowoc Co., Inc.	100	2,636
Rockwell Automation, Inc.	100	4,451
		432,911
Manufacturing — 2.7%
Cooper Industries Ltd. Class A	1,500	63,255
Danaher Corp.	6,100	485,865
Dover Corp.	3,400	168,742
Eastman Kodak Co.	100	1,464
Eaton Corp.	2,900	206,016
General Electric Co.	68,400	1,935,036
Honeywell International, Inc.	8,500	432,140
Illinois Tool Works, Inc.	4,400	206,140
Ingersoll-Rand Co. Ltd. Class A	2,723	98,028
ITT Corp.	2,000	133,920
Leggett & Platt, Inc.	2,400	46,800
Parker Hannifin Corp.	3,750	231,300
Textron, Inc.	1,900	82,593
Tyco International Ltd.	5,447	242,718
		4,334,017
Media — 1.7%
CBS Corp. Class B	11,300	184,868
Comcast Corp. Class A	400	8,248
The DIRECTV Group, Inc. (a)	5,400	145,908
The E.W. Scripps Co. Class A	400	2,768
Gannett Co., Inc.	2,100	38,052
The McGraw-Hill Cos., Inc.	200	8,134
Meredith Corp.	400	10,224
News Corp. Class A	20,200	285,426
Scripps Networks Interactive Class A (a)	1,200	48,648
Time Warner, Inc.	31,500	451,080
Viacom, Inc. Class B (a)	15,400	430,122
The Walt Disney Co.	33,100	1,004,585
		2,618,063
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	100	9,343

Mining — 0.5%
Alcoa, Inc.	100	3,375
Freeport-McMoRan Copper & Gold, Inc.	6,906	668,156
Newmont Mining Corp.	1,600	76,902

Vulcan Materials Co.	100	6,419
		754,852
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	3,700	117,253
Xerox Corp.	12,100	165,044
		282,297
Oil & Gas — 7.6%
Anadarko Petroleum Corp.	8,400	486,444
Apache Corp.	6,000	673,020
Chesapeake Energy Corp.	3,000	150,450
Chevron Corp.	20,785	1,757,579
ConocoPhillips	17,774	1,450,714
Devon Energy Corp.	7,000	664,230
ENSCO International, Inc.	4,200	290,388
EOG Resources, Inc.	1,800	180,954
Exxon Mobil Corp.	43,800	3,522,834
Hess Corp.	2,000	202,800
Marathon Oil Corp.	4,700	232,509
Murphy Oil Corp.	2,000	159,460
Nabors Industries Ltd. (a)	5,500	200,530
Noble Corp.	2,900	150,423
Noble Energy, Inc.	3,200	236,384
Occidental Petroleum Corp.	13,100	1,032,673
Questar Corp.	2,500	132,200
Southwestern Energy Co. (a)	1,300	47,203
Sunoco, Inc.	800	32,488
Valero Energy Corp.	4,000	133,640
XTO Energy, Inc.	8,400	396,732
		12,133,655
Oil & Gas Services — 1.1%
BJ Services Co.	4,000	117,600
Cameron International Corp. (a)	100	4,776
Halliburton Co.	8,000	358,560
National Oilwell Varco, Inc. (a)	4,600	361,698
Schlumberger Ltd.	4,500	457,200
Smith International, Inc.	1,300	97,307
Transocean, Inc. (a)	2,400	326,472
		1,723,613
Packaging & Containers — 0.1%
Ball Corp.	900	40,122
Bemis Co., Inc.	1,000	28,160
Pactiv Corp. (a)	1,300	31,343
		99,625
Pharmaceuticals — 3.6%
Abbott Laboratories	8,800	496,118
Allergan, Inc.	1,900	98,667
AmerisourceBergen Corp.	1,400	58,618
Cardinal Health, Inc.	3,200	171,936
Eli Lilly & Co.	9,500	447,545
Express Scripts, Inc. (a)	4,200	296,268
Forest Laboratories, Inc. (a)	5,800	205,958

Hospira, Inc. (a)	1,800	68,688
King Pharmaceuticals, Inc. (a)	3,300	37,983
Medco Health Solutions, Inc. (a)	2,500	123,950
Merck & Co., Inc.	41,600	1,368,640
Pfizer, Inc.	74,700	1,394,649
Watson Pharmaceuticals, Inc. (a)	9,600	277,536
Wyeth	15,800	642,545
		5,689,101
Pipelines — 0.3%
El Paso Corp.	9,200	164,956
Spectra Energy Corp.	5,900	160,303
The Williams Cos., Inc.	6,500	208,325
		533,584
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	100	1,405

Real Estate Investment Trusts (REITS) — 0.6%
Apartment Investment & Management Co. Class A	700	24,112
Boston Properties, Inc.	900	86,571
Developers Diversified Realty Corp.	900	28,764
Equity Residential	4,400	189,948
HCP, Inc.	1,800	64,926
Host Hotels & Resorts, Inc.	4,500	58,995
Kimco Realty Corp.	2,100	74,109
Prologis	2,300	112,424
Public Storage	1,000	81,890
Simon Property Group, Inc.	1,100	102,342
Vornado Realty Trust	1,400	133,098
		957,179
Retail — 3.2%
Abercrombie & Fitch Co. Class A	1,500	82,830
AutoNation, Inc. (a)	1,300	13,416
AutoZone, Inc. (a)	500	65,145
Best Buy Co., Inc.	4,000	158,880
Big Lots, Inc. (a)	8,700	265,002
Costco Wholesale Corp.	3,800	238,184
CVS Caremark Corp.	12,577	459,061
Darden Restaurants, Inc.	1,300	42,341
Family Dollar Stores, Inc.	1,300	30,290
Gamestop Corp. Class A (a)	1,900	76,969
The Gap, Inc.	11,400	183,768
The Home Depot, Inc.	9,200	219,236
J.C. Penney Co., Inc.	100	3,083
Jones Apparel Group, Inc.	10,000	167,400
Limited Brands, Inc.	2,800	46,172
Lowe’s Cos., Inc.	100	2,032
Macy’s, Inc.	3,800	71,478
McDonald’s Corp.	12,100	723,459
Polo Ralph Lauren Corp.	900	53,253
RadioShack Corp.	2,300	38,364
Sears Holdings Corp. (a)	100	8,100
Staples, Inc.	6,300	141,750
The TJX Cos., Inc.	9,800	330,358
Wal-Mart Stores, Inc.	24,300	1,424,466
Walgreen Co.	100	3,434

Yum! Brands, Inc.	5,500	197,010
		5,045,481
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	9,500	173,470
Sovereign Bancorp, Inc.	3,000	28,560
Washington Mutual, Inc.	5,085	27,103
		229,133
Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	800	3,368
Altera Corp.	3,200	70,240
Analog Devices, Inc.	4,600	140,346
Applied Materials, Inc.	17,800	308,296
Broadcom Corp. Class A (a)	4,600	111,734
Intel Corp.	74,300	1,648,717
KLA-Tencor Corp.	1,300	48,867
Linear Technology Corp.	1,600	49,680
LSI Corp. (a)	29,400	204,036
MEMC Electronic Materials, Inc. (a)	1,900	87,799
Micron Technology, Inc. (a)	400	1,932
National Semiconductor Corp.	3,700	77,515
Novellus Systems, Inc. (a)	1,800	36,666
Nvidia Corp. (a)	500	5,720
QLogic Corp. (a)	12,600	237,384
Texas Instruments, Inc.	29,200	711,896
Xilinx, Inc.	4,500	111,735
		3,855,931
Software — 2.4%
Adobe Systems, Inc. (a)	9,200	380,420
Autodesk, Inc. (a)	1,900	60,591
BMC Software, Inc. (a)	5,600	184,184
CA, Inc.	62	1,479
Citrix Systems, Inc. (a)	1,800	47,952
Compuware Corp. (a)	22,100	243,100
Electronic Arts, Inc. (a)	100	4,318
Fidelity National Information Services, Inc.	1,400	26,761
Fiserv, Inc. (a)	1,300	62,166
IMS Health, Inc.	2,000	41,800
Intuit, Inc. (a)	2,400	65,592
Microsoft Corp.	72,700	1,869,844
Oracle Corp. (a)	40,400	869,812
		3,858,019
Telecommunications — 2.8%
American Tower Corp. Class A (a)	200	8,380
AT&T, Inc.	55,327	1,704,625
CenturyTel, Inc.	6,400	238,016
Cisco Systems, Inc. (a)	55,500	1,220,445
Corning, Inc.	400	8,004
Embarq Corp.	1,796	82,203
Frontier Communications Corp.	100	1,156
Juniper Networks, Inc. (a)	1,500	39,045
Qualcomm, Inc.	1,300	71,942
Qwest Communications International, Inc.	13,800	52,854
Sprint Nextel Corp.	1,000	8,140

Verizon Communications, Inc.	27,368	931,607
Windstream Corp.	8,000	95,360
		4,461,777
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,900	73,568
Mattel, Inc.	100	2,005
		75,573
Transportation — 1.2%
Burlington Northern Santa Fe Corp.	3,600	374,868
CSX Corp.	6,200	418,996
FedEx Corp.	100	7,884
Norfolk Southern Corp.	5,700	409,944
Ryder System, Inc.	3,500	230,860
Union Pacific Corp.	6,400	527,616
		1,970,168

TOTAL COMMON STOCK (Cost $104,094,253)		98,248,355

TOTAL EQUITIES (Cost $104,094,253)		98,248,355

MUTUAL FUNDS — 2.8%

Investment Companies — 2.8%
iShares Lehman Aggregate Bond Fund	29,660	2,978,161
SPDR Trust Series 1	11,350	1,439,520

TOTAL MUTUAL FUNDS (Cost $4,581,338)		4,417,681

RIGHTS — 0.0%

Computers — 0.0%
Seagate Technology (b)	5,100	0

TOTAL RIGHTS (Cost $0)		0

	Principal Amount

BONDS & NOTES — 31.6%

CORPORATE DEBT — 11.3%

Agriculture — 0.1%
Cargill, Inc. (c)
5.200% 1/22/13	150,000	148,412

Airlines — 0.0%
US Airways, Inc. Class B (d) (b)
7.500% 4/15/49	434,841	4

Apparel — 0.1%
Kellwood Co.
7.875% 7/15/09	50,000	48,500

VF Corp.
6.450% 11/01/37	80,000	72,440
		120,940
Banks — 0.7%
Bank of America Corp.
4.250% 10/01/10	225,000	223,722
Bank of America Corp. Series L
5.650% 5/01/18	240,000	224,028
HSBC Finance Corp.
6.375% 10/15/11	125,000	127,998
HSBC Holdings PLC
6.500% 9/15/37	80,000	72,224
Wachovia Bank
6.600% 1/15/38	165,000	129,689
Wachovia Corp.
5.300% 10/15/11	165,000	154,433
Wachovia Corp.
5.750% 6/15/17	65,000	54,809
Wells Fargo & Co.
4.375% 1/31/13	150,000	142,706
		1,129,609
Beverages — 0.3%
Anheuser-Busch Cos., Inc.
5.050% 10/15/16	75,000	67,813
Anheuser-Busch Cos., Inc.
6.500% 2/01/43	30,000	26,282
The Coca-Cola Co.
5.350% 11/15/17	60,000	60,300
Diageo Finance BV
3.875% 4/01/11	35,000	34,454
Foster’s Finance Corp. (c)
6.875% 6/15/11	225,000	238,611
		427,460
Building Materials — 0.2%
American Standard, Inc.
7.625% 2/15/10	200,000	209,491
CRH America, Inc.
8.125% 7/15/18	90,000	90,883
		300,374
Chemicals — 0.5%
Cytec Industries, Inc.
5.500% 10/01/10	90,000	89,506
Ecolab, Inc.
4.875% 2/15/15	150,000	147,353
EI Du Pont de Nemours & Co.
6.000% 7/15/18	80,000	80,956
Lubrizol Corp.
4.625% 10/01/09	130,000	129,280
Lubrizol Corp.
5.875% 12/01/08	90,000	90,433
Praxair, Inc.
5.250% 11/15/14	135,000	136,946

Sensient Technologies
6.500% 4/01/09	125,000	125,003
		799,477
Commercial Services — 0.3%
Deluxe Corp.
7.375% 6/01/15	20,000	17,425
Donnelley R.R. & Sons Co.
4.950% 5/15/10	100,000	98,178
Equifax, Inc.
7.000% 7/01/37	60,000	52,552
ERAC USA Finance Co. (c)
6.700% 6/01/34	85,000	63,712
ERAC USA Finance Co. (c)
7.000% 10/15/37	175,000	133,149
Valassis Communications, Inc.
6.625% 1/15/09	150,000	149,250
		514,266
Computers — 0.1%
Electronic Data Systems Corp. Series B
6.500% 8/01/13	90,000	94,599

Diversified Financial — 1.7%
American Express Co.
6.150% 8/28/17	50,000	47,391
American General Finance Corp.
6.500% 9/15/17	50,000	39,323
American General Finance Corp.
6.900% 12/15/17	45,000	36,098
American Honda Finance Corp. (c)
3.850% 11/06/08	175,000	175,311
The Bear Stearns Cos., Inc.
7.250% 2/01/18	125,000	129,943
BlackRock, Inc.
6.250% 9/15/17	45,000	43,394
Boeing Capital Corp. Ltd.
6.500% 2/15/12	50,000	52,773
CIT Group, Inc.
5.125% 9/30/14	120,000	87,086
CIT Group, Inc.
7.625% 11/30/12	200,000	169,857
Citigroup, Inc.
5.500% 2/15/17	115,000	103,352
Citigroup, Inc.
5.875% 5/29/37	65,000	53,844
Eaton Vance Corp.
6.500% 10/02/17	130,000	130,753
Emerald Investment Grade CBO Ltd. FRN (c)
3.319% 5/24/11	145,259	144,533
General Electric Capital Corp.
5.375% 10/20/16	100,000	97,849
The Goldman Sachs Group, Inc.
5.625% 1/15/17	130,000	119,142
The Goldman Sachs Group, Inc.
6.125% 2/15/33	65,000	56,471
The Goldman Sachs Group, Inc.
6.750% 10/01/37	195,000	172,350

HSBC Finance Corp.
4.125% 12/15/08	250,000	249,756
HSBC Finance Corp.
5.900% 6/19/12	65,000	65,366
Lazard Group LLC
6.850% 6/15/17	75,000	65,367
Lazard Group LLC
7.125% 5/15/15	95,000	86,330
Lehman Brothers Holdings, Inc.
6.200% 9/26/14	55,000	50,616
Lehman Brothers Holdings, Inc.
6.875% 7/17/37	110,000	91,159
Lehman Brothers Holdings, Inc.
7.000% 9/27/27	25,000	22,096
Merrill Lynch & Co., Inc.
5.450% 2/05/13	200,000	185,528
Morgan Stanley
5.450% 1/09/17	60,000	52,023
SLM Corp.
5.000% 10/01/13	65,000	54,351
Textron Financial Corp.
5.125% 11/01/10	125,000	126,914
		2,708,976
Electric — 1.1%
Allegheny Energy Supply (c)
8.250% 4/15/12	75,000	78,750
Carolina Power & Light Co.
5.950% 3/01/09	20,000	20,273
Consumers Energy Co.
4.400% 8/15/09	55,000	55,060
Duke Energy Corp.
4.200% 10/01/08	10,000	10,010
Entergy Gulf States, Inc.
5.250% 8/01/15	275,000	256,260
Kansas Gas & Electric Co.
5.647% 3/29/21	83,567	79,702
MidAmerican Funding LLC
6.750% 3/01/11	45,000	47,345
Mirant Mid-Atlantic LLC Series 2001, Class A
8.625% 6/30/12	90,592	95,009
Monongahela Power
6.700% 6/15/14	110,000	115,233
Nevada Power Co. Series L
5.875% 1/15/15	120,000	118,379
Nevada Power Co. Series N
6.650% 4/01/36	20,000	19,133
Pennsylvania Electric Co. Class B
6.125% 4/01/09	175,000	176,465
PPL Energy Supply LLC
6.300% 7/15/13	70,000	70,223
Tenaska Oklahoma (c)
6.528% 12/30/14	117,020	113,249
TransAlta Corp.
5.750% 12/15/13	250,000	240,805
Tri-State Generation & Transmission Association Series 2003, Class A (c)
6.040% 1/31/18	99,590	97,564
Tri-State Generation & Transmission Association Series 2003, Class B (c)
7.144% 7/31/33	135,000	130,979

Wisconsin Public Service Corp.
5.650% 11/01/17	50,000	50,783
		1,775,222
Electrical Components & Equipment — 0.1%
Anixter International, Inc.
5.950% 3/01/15	130,000	114,400

Electronics — 0.0%
Thomas & Betts Corp. Series B
6.390% 2/10/09	55,000	55,566

Environmental Controls — 0.1%
Allied Waste North America, Inc. Series B
5.750% 2/15/11	110,000	108,625

Foods — 0.2%
Sara Lee Corp.
3.875% 6/15/13	35,000	32,302
Smithfield Foods, Inc.
7.000% 8/01/11	250,000	230,000
		262,302
Forest Products & Paper — 0.1%
Rock-Tenn Co.
5.625% 3/15/13	25,000	23,500
Rock-Tenn Co.
8.200% 8/15/11	55,000	57,200
Rock-Tenn Co. (c)
9.250% 3/15/16	20,000	20,600
		101,300
Gas — 0.1%
Piedmont Natural Gas Co. Series E
6.000% 12/19/33	100,000	91,963
Southwest Gas Corp.
8.375% 2/15/11	50,000	52,096
		144,059
Health Care – Products — 0.0%
Covidien International Finance SA
6.550% 10/15/37	60,000	58,277

Holding Company – Diversified — 0.2%
Leucadia National Corp.
7.750% 8/15/13	350,000	348,687

Home Builders — 0.1%
Centex Corp.
7.875% 2/01/11	65,000	61,100
D.R. Horton, Inc.
4.875% 1/15/10	25,000	23,000
Lennar Corp. Series B
5.125% 10/01/10	15,000	13,050
		97,150

Household Products — 0.1%
Kimberly-Clark Corp.
6.125% 8/01/17	125,000	128,430

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000% 5/01/10	100,000	98,259
Toro Co.
7.800% 6/15/27	40,000	43,273
		141,532
Insurance — 0.0%
Lincoln National Corp.
6.300% 10/09/37	50,000	43,774

Investment Companies — 0.0%
Xstrata Finance Canada (c)
5.800% 11/15/16	45,000	42,396

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co.
6.200% 11/15/16	55,000	52,997

Lodging — 0.3%
Marriott International, Inc.
6.200% 6/15/16	180,000	162,607
MGM Mirage
6.000% 10/01/09	60,000	58,500
MGM Mirage
6.750% 9/01/12	200,000	175,500
Starwood Hotels & Resorts Worldwide, Inc.
6.250% 2/15/13	35,000	33,316
Starwood Hotels & Resorts Worldwide, Inc.
7.875% 5/01/12	105,000	105,997
		535,920
Machinery – Diversified — 0.1%
Briggs & Stratton Corp.
8.875% 3/15/11	140,000	140,000
Roper Industries, Inc.
6.625% 8/15/13	85,000	85,727
		225,727
Manufacturing — 0.3%
Bombardier, Inc. (c)
6.750% 5/01/12	65,000	64,025
Cooper US, Inc.
6.100% 7/01/17	90,000	90,731
Pentair, Inc.
7.850% 10/15/09	175,000	176,652
Tyco Electronics Group SA
6.000% 10/01/12	45,000	45,286
Tyco Electronics Group SA
6.550% 10/01/17	40,000	39,533
Tyco Electronics Group SA
7.125% 10/01/37	50,000	48,908
		465,135

Media — 1.2%
Belo Corp.
8.000% 11/01/08	100,000	100,496
CBS Corp.
6.625% 5/15/11	120,000	120,394
CBS Corp.
7.875% 7/30/30	40,000	37,120
Clear Channel Communications, Inc.
4.250% 5/15/09	150,000	145,125
COX Communications, Inc.
4.625% 1/15/10	495,000	491,650
COX Communications, Inc.
6.750% 3/15/11	200,000	206,302
HSN (c)
11.250% 8/01/16	125,000	125,312
Rogers Cable, Inc.
5.500% 3/15/14	60,000	57,890
Rogers Communications, Inc.
7.500% 8/15/38	20,000	20,080
Scholastic Corp.
5.000% 4/15/13	70,000	58,800
Shaw Communications, Inc.
8.250% 4/11/10	190,000	195,225
Thomson Corp.
5.700% 10/01/14	190,000	186,693
Time Warner, Inc.
5.875% 11/15/16	125,000	117,148
Viacom, Inc.
6.250% 4/30/16	40,000	38,155
		1,900,390
Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750% 2/15/10	135,000	135,293

Mining — 0.3%
Codelco, Inc. (c)
6.150% 10/24/36	65,000	60,908
Vale Overseas Ltd.
6.250% 1/23/17	65,000	63,907
Vale Overseas Ltd.
6.875% 11/21/36	60,000	57,329
Vulcan Materials Co.
6.000% 4/01/09	250,000	252,976
		435,120
Office Equipment/Supplies — 0.0%
Xerox Corp.
5.500% 5/15/12	50,000	49,123

Oil & Gas — 0.3%
Mobil Corp.
8.625% 8/15/21	145,000	186,901
OAO Gazprom (c)
9.625% 3/01/13	75,000	82,312
Pemex Project Funding Master Trust (Acquired 5/28/08, Cost $124,624) (c) (e)
6.625% 6/15/38	125,000	122,353

The Premcor Refining Group, Inc.
6.750% 5/01/14	60,000	61,066
Tesoro Corp.
6.500% 6/01/17	50,000	42,500
		495,132
Oil & Gas Services — 0.0%
Hornbeck Offshore Services, Inc. Series B
6.125% 12/01/14	45,000	43,088

Packaging & Containers — 0.1%
Packaging Corp. of America
5.750% 8/01/13	50,000	49,025
Pactiv Corp.
5.875% 7/15/12	50,000	49,892
Pactiv Corp.
6.400% 1/15/18	45,000	44,931
Sealed Air Corp. (c)
6.875% 7/15/33	40,000	36,322
		180,170
Pharmaceuticals — 0.1%
Abbott Laboratories
5.600% 11/30/17	180,000	181,544

Pipelines — 0.7%
Boardwalk Pipelines LLC
5.500% 2/01/17	40,000	37,298
Colonial Pipeline Co. (c)
7.630% 4/15/32	200,000	224,326
Consolidated Natural Gas Co. Series C
6.250% 11/01/11	65,000	67,252
Enterprise Products Operating LP
7.500% 2/01/11	35,000	36,664
Gulf South Pipeline Co. LP (c)
5.050% 2/01/15	40,000	37,795
Kern River Funding Corp. (c)
4.893% 4/30/18	152,000	148,700
Kinder Morgan Energy Partners LP
6.000% 2/01/17	25,000	24,690
Kinder Morgan Energy Partners LP
6.500% 2/01/37	25,000	23,148
Kinder Morgan Energy Partners LP
6.950% 1/15/38	95,000	93,706
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.250% 9/15/15	30,000	29,374
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125% 6/15/14	100,000	100,639
Rockies Express Pipeline LLC (c)
6.250% 7/15/13	75,000	76,231
Rockies Express Pipeline LLC (c)
6.850% 7/15/18	45,000	45,771
Southern Natural Gas Co. (c)
5.900% 4/01/17	55,000	52,903
Trans-Canada Pipelines Ltd.
6.200% 10/15/37	85,000	77,300

Transcontinental Gas Pipe Line Corp.
8.875% 7/15/12	75,000	82,125
		1,157,922
Real Estate Investment Trusts (REITS) — 0.4%
Brandywine Operating Partnership LP
5.625% 12/15/10	70,000	67,821
iStar Financial, Inc. Series B
4.875% 1/15/09	45,000	42,750
iStar Financial, Inc. Series B
5.700% 3/01/14	80,000	55,200
Prologis
5.250% 11/15/10	145,000	144,804
Senior Housing Properties Trust
8.625% 1/15/12	25,000	25,500
Weingarten Realty Investors, Series A
7.500% 12/19/10	210,000	219,826
		555,901
Retail — 0.1%
J.C. Penney Corp., Inc.
7.950% 4/01/17	30,000	29,939
Lowe’s Cos., Inc.
5.600% 9/15/12	55,000	56,916
McDonald’s Corp.
6.300% 10/15/37	25,000	24,669
Yum! Brands, Inc.
6.875% 11/15/37	90,000	81,303
		192,827
Savings & Loans — 0.2%
Glencore Funding LLC (c)
6.000% 4/15/14	150,000	143,569
Washington Mutual Bank
5.650% 8/15/14	180,000	120,600
		264,169
Software — 0.0%
Fidelity National Information Services, Inc.
4.750% 9/15/08	60,000	59,100

Telecommunications — 0.7%
AT&T, Inc.
6.500% 9/01/37	65,000	62,491
British Telecom PLC STEP
9.125% 12/15/30	45,000	53,383
Deutsche Telekom International Finance B.V. STEP
8.750% 6/15/30	165,000	183,610
Embarq Corp.
7.082% 6/01/16	55,000	51,399
Qwest Corp.
7.875% 9/01/11	170,000	167,450
Qwest Corp.
8.875% 3/15/12	140,000	139,650
Rogers Wireless Communications, Inc.
6.800% 8/15/18	40,000	40,054

Sprint Capital Corp.
6.900% 5/01/19	60,000	51,150
Sprint Nextel Corp.
6.000% 12/01/16	65,000	54,762
Telecom Italia Capital SA
6.000% 9/30/34	10,000	8,236
Telefonica Emisones, S.A.U.
7.045% 6/20/36	105,000	106,132
Verizon Global Funding Corp.
7.750% 12/01/30	140,000	145,510
		1,063,827
Textiles — 0.1%
Mohawk Industries, Inc. Series D
7.200% 4/15/12	85,000	85,307

Transportation — 0.1%
Burlington Northern Santa Fe Corp.
6.750% 3/15/29	130,000	129,557
Canadian National Railway Co.
5.850% 11/15/17	45,000	45,377
Canadian National Railway Co.
6.375% 11/15/37	40,000	39,468
CSX Corp.
7.250% 5/01/27	10,000	9,267
		223,669

TOTAL CORPORATE DEBT (Cost $19,115,773)		17,968,198

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%

Commercial MBS — 3.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN
5.745% 2/10/51	275,000	255,830
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205% 2/11/44	200,000	193,069
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330% 1/12/45	150,000	145,518
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN
5.694% 6/11/50	75,000	69,049
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237% 12/11/49	275,000	267,634
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN
5.816% 12/10/49	125,000	116,895
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (c)
1.000% 1/15/18	165,000	140,681
FHA
7.430% 7/01/23	171,000	154,114
Fha Sec 232 Cont Wing
9.000% 5/01/28	463,000	451,280
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4
5.429% 12/12/43	100,000	93,286

LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398% 2/15/40	650,000	615,735
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN
5.172% 12/12/49	100,000	91,682
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439% 2/12/44	600,000	571,079
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610% 4/15/49	325,000	317,042
Starwood Commercial Mortgage Trust, Series 1999-C1, Class B (c)
6.920% 2/03/09	1,000,000	1,017,732
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509% 4/15/47	150,000	136,796
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN
6.055% 2/15/51	370,000	364,575
		5,001,997
Home Equity ABS — 0.1%
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP (Acquired 8/08/06, Cost $462,869) (b) (e)
5.000% 12/25/37	475,000	90,904

Student Loans ABS — 0.2%
Galena CDO Cayman Islands Ltd., Series 2005-1, Class B1U7 FRN (c)
3.963% 1/11/13	250,000	169,625
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (c)
3.403% 6/20/14	250,000	115,273
		284,898
WL Collateral CMO — 0.9%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000% 12/25/33	310,774	266,561
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN
2.538% 7/20/36	100,185	88,660
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN
6.562% 2/25/34	18,423	11,885
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN
6.704% 9/25/33	15,407	13,126
First Nationwide Trust, Series 2001-5, Class A1
6.750% 10/21/31	9,052	8,965
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN
4.854% 8/25/34	24,989	11,674
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN
2.648% 1/19/38	131,470	81,677
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN
2.571% 5/25/37	232,272	214,283
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN
5.870% 8/25/34	49,625	37,543
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN
2.711% 8/25/36	58,336	43,794
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN
5.687% 7/25/33	3,892	2,239
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN
7.088% 2/25/34	6,854	5,874
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN
6.457% 2/25/34	837	740
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN
2.641% 6/25/46	266,942	164,617

Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN
2.651% 4/25/46	174,104	108,009
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN
6.802% 3/25/34	30,734	28,449
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A
6.500% 8/25/34	49,092	45,243
Washington Mutual, Inc., Series 2004-AR2, Class A FRN
4.691% 4/25/44	76,122	63,516
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 FRN
4.232% 9/25/34	259,706	240,945
		1,437,800
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN
5.382% 6/25/32	22,654	19,754

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,867,160)		6,835,353

SOVEREIGN DEBT OBLIGATION — 0.0%

United Mexican States
5.625% 1/15/17	45,000	45,383

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $42,413)		45,383

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.7%

Collateralized Mortgage Obligations — 0.1%
New Valley Generation IV, Series 2003-1, Class 2003-1
4.687% 1/15/22	85,366	87,425
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z
7.750% 5/15/22	112,961	119,385
		206,810
Pass-Through Securities — 14.6%
Connecticut State Health & Educational Facilities Authority, (Yale University)
5.000% 7/01/42	285,000	289,075
Federal Home Loan Mortgage Corp.
Pool #G01842 4.500% 6/01/35	46,694	42,925
Pool #G01953 4.500% 10/01/35	3,384,293	3,110,112
Pool #G04494 4.500% 5/01/38	125,000	114,873
Pool #6376 4.500% 12/01/99	670,000	639,745
Pool #G11723 5.500% 7/01/20	771,608	778,872
Pool #J00453 5.500% 11/01/20	120,998	121,721
Pool #J01136 5.500% 1/01/21	307,512	309,350
Pool #J01298 5.500% 3/01/21	1,272,192	1,284,964
Pool #A56828 5.500% 2/01/37	505,228	494,828
Pool #E85389 6.000% 9/01/16	60,592	62,715
Pool #G11431 6.000% 2/01/18	20,192	20,900
Pool #E85015 6.500% 8/01/16	16,300	17,009
Pool #G00729 8.000% 6/01/27	57,422	61,502
Pool #554904 9.000% 3/01/17	1,217	1,310
Federal Home Loan Mortgage Corp. TBA Pool #25524 (f)
5.500% 7/31/34	1,675,000	1,632,994

Federal National Mortgage Association
Pool #888586 4.357% 10/01/34	238,294	238,720
Pool #813954 4.500% 12/01/20	912,738	881,434
Pool #815426 4.500% 2/01/35	208,307	191,464
Pool # 832900 5.000% 9/01/35	1,616,168	1,541,546
Pool #725796 5.500% 9/01/19	1,050,915	1,063,764
Pool #888468 5.500% 9/01/21	1,094,365	1,102,616
Pool #555880 5.500% 11/01/33	536,788	528,673
Pool #255458 5.500% 11/01/34	1,134,537	1,115,259
Pool #825454 5.500% 6/01/35	118,980	116,810
Pool #826735 5.500% 8/01/35	346,276	339,959
Pool #586036 6.000% 5/01/16	20,931	21,618
Pool #880213 6.500% 2/01/36	21,411	22,047
Pool #745814 6.500% 7/01/36	542,101	558,216
Pool #901195 6.500% 8/01/36	508,746	523,393
Pool #564594 7.000% 1/01/31	22,478	23,871
Pool #253795 7.000% 5/01/31	29,357	30,964
Pool #507061 7.500% 10/01/29	2,455	2,625
Pool #519528 7.500% 11/01/29	24,872	26,601
Pool #527761 7.500% 2/01/30	6,238	6,668
Pool #531196 7.500% 2/01/30	1,891	2,023
Pool #534119 7.500% 3/01/30	1,451	1,551
Pool #534420 7.500% 3/01/30	1,620	1,732
Pool #253183 7.500% 4/01/30	9,961	10,649
Pool #529259 7.500% 4/01/30	6,347	6,784
Pool #537797 7.500% 4/01/30	2,952	3,157
Pool #253265 7.500% 5/01/30	14,695	15,708
Pool #533912 8.000% 3/01/30	2,368	2,458
Pool #535248 8.000% 4/01/30	653	699
Pool #539460 8.000% 5/01/30	2,574	2,755
Pool #546988 8.000% 7/01/30	20,280	21,694
Pool #552630 8.000% 9/01/30	2,753	2,925
Pool #190317 8.000% 8/01/31	8,179	8,755
Federal National Mortgage Association TBA
Pool #3411 4.500% 7/31/33 (f)	1,525,000	1,391,801
Pool #19324 5.000% 7/31/34 (f)	1,000,000	947,109
Pool #52887 6.500% 7/31/34 (f)	2,215,000	2,267,001
Government National Mortgage Association
Pool #651860 5.500% 6/15/36	6,699	6,529
Pool #670262 6.500% 7/15/37	965,756	996,502
Pool #351528 7.000% 8/15/23	24,285	25,786
Pool #352049 7.000% 10/15/23	5,907	6,287
Pool #588012 7.000% 7/15/32	14,343	15,153
Pool #591581 7.000% 8/15/32	7,600	8,029
Pool #204408 7.500% 3/15/17	8,154	8,626
Pool #185306 7.500% 4/15/17	9,986	10,551
Pool #188302 7.500% 5/15/17	7,275	7,521
Pool #199170 7.500% 5/15/17	991	1,047
Pool #189371 7.500% 6/15/17	2,854	3,028
Pool #27494 9.000% 12/15/08	566	570
Pool #30346 9.000% 4/15/09	3,129	3,172
		23,098,745

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $23,254,924)		23,305,555

U.S. TREASURY OBLIGATIONS — 1.3%

U.S. Treasury Bonds & Notes — 1.3%
U.S. Treasury Bond (g)
4.375% 2/15/38	1,525,000	1,469,482

U.S. Treasury Note
4.000% 4/15/10	135,000	138,665
U.S. Treasury Note
4.875% 5/31/11	385,000	406,761
		2,014,908

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,015,008)		2,014,908

TOTAL BONDS & NOTES (Cost $52,295,278)		50,169,397

TOTAL LONG-TERM INVESTMENTS (Cost $160,970,869)		152,835,433

SHORT-TERM INVESTMENTS — 7.4%

Commercial Paper — 7.4%
Autoliv Asp, Inc.
2.800% 8/12/08	1,273,000	1,271,911
Black & Decker Corp.
2.800% 8/04/08	330,000	329,923
Black & Decker Corp.
2.850% 8/04/08	771,000	770,817
Computer Sciences Co.
2.800% 8/01/08	1,152,000	1,152,000
Computer Sciences Co.
2.880% 8/01/08	700,000	700,000
DTE Capital Corp.
2.950% 8/06/08	1,203,000	1,202,507
Duke Energy Corp.
2.800% 8/07/08	210,000	209,902
Duke Energy Corp.
2.830% 8/05/08	1,300,000	1,299,591
Gannett Co., Inc.
3.150% 8/04/08	666,000	665,825
Gannett Co., Inc.
3.250% 8/11/08	304,000	303,725
Newell Rubbermaid, Inc.
2.850% 8/01/08	330,000	330,000
Oneok, Inc.
2.950% 8/05/08	280,000	279,908
Oneok, Inc.
2.950% 8/07/08	1,300,000	1,299,361
Pearson Holdings, Inc.
2.800% 8/12/08	683,000	682,416
Public Service Co.
2.850% 8/11/08	1,300,000	1,298,971
		11,796,857

TOTAL SHORT-TERM INVESTMENTS (Cost $11,796,857)		11,796,857

TOTAL INVESTMENTS — 103.8% (Cost $172,767,726) (h)	164,632,290

Other Assets/(Liabilities) — (3.8)%	(6,013,083)

NET ASSETS — 100.0%	$158,619,207

Notes to Portfolio of Investments
CBO	- Collateralized Bond Obligation
FRN	- Floating Rate Note
STEP	- Step Up Bond
TBA	- To Be Announced
VRN	- Variable Rate Note
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $4,051,104 or 2.55% of net assets.

(d)	Security is currently in default.
(e)	Restricted security. (Note 2).
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Value Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 98.4%

COMMON STOCK — 98.4%

Agriculture — 3.4%
Philip Morris International, Inc.	218,130	11,266,414

Auto Manufacturers — 3.2%
Navistar International Corp. (a)	186,060	10,419,360

Banks — 6.1%
Capital One Financial Corp.	122,500	5,127,850
Julius Baer Holding AG	234,647	14,952,297
		20,080,147
Beverages — 5.0%
The Coca-Cola Co.	320,990	16,530,985

Chemicals — 7.4%
Eastman Chemical Co.	175,780	10,539,769
FMC Corp.	7,270	540,670
The Lubrizol Corp.	265,390	13,216,422
		24,296,861
Diversified Financial — 18.4%
American Express Co.	110,130	4,088,026
Citigroup, Inc.	517,790	9,677,495
Credit Suisse Group Sponsored ADR (Switzerland)	318,971	15,910,274
The Goldman Sachs Group, Inc.	74,960	13,795,638
Morgan Stanley	156,930	6,195,596
National Financial Partners Corp.	227,513	4,743,646
UBS AG (a)	327,874	6,331,247
		60,741,922
Electric — 6.7%
Exelon Corp.	143,978	11,319,550
FirstEnergy Corp.	146,810	10,797,876
		22,117,426
Entertainment — 1.2%
Cinemark Holdings, Inc.	275,210	4,034,579

Health Care – Services — 2.7%
Aetna, Inc.	121,420	4,979,434
WellPoint, Inc. (a)	72,100	3,781,645
		8,761,079
Insurance — 3.0%
Everest Re Group Ltd.	121,750	9,959,150

Iron & Steel — 0.7%
Carpenter Technology Corp.	59,530	2,303,811

Machinery – Diversified — 0.9%
Deere & Co.	43,010	3,017,582

Manufacturing — 4.1%
Siemens AG Sponsored ADR (Germany)	111,616	13,547,950

Media — 4.6%
Liberty Global, Inc. Class C (a)	365,077	10,003,110
News Corp. Class A	355,316	5,020,615
		15,023,725
Mining — 1.3%
Teck Cominico Ltd. Class B	90,510	4,160,745

Oil & Gas — 12.4%
Devon Energy Corp.	155,660	14,770,577
Exxon Mobil Corp.	209,360	16,838,825
Hess Corp.	38,000	3,853,200
Murphy Oil Corp.	69,120	5,510,938
		40,973,540
Pharmaceuticals — 7.2%
Abbott Laboratories	289,290	16,298,598
Schering-Plough Corp.	356,250	7,509,750
		23,808,348
Semiconductors — 6.2%
Lam Research Corp. (a)	386,900	12,725,141
Varian Semiconductor Equipment Associates, Inc. (a)	266,880	7,798,233
		20,523,374
Telecommunications — 2.8%
AT&T, Inc.	302,981	9,334,845

Trucking & Leasing — 1.1%
Aircastle Ltd.	344,770	3,775,231

TOTAL COMMON STOCK (Cost $345,758,101)		324,677,074

TOTAL EQUITIES (Cost $345,758,101)		324,677,074

TOTAL LONG-TERM INVESTMENTS (Cost $345,758,101)		324,677,074

TOTAL INVESTMENTS — 98.4% (Cost $345,758,101) (b)		324,677,074

Other Assets/(Liabilities) — 1.6%		5,135,369

NET ASSETS — 100.0%		$329,812,443

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Core Value Equity Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 98.7%

COMMON STOCK — 98.7%

Advertising — 0.0%
Omnicom Group, Inc.	23	982

Aerospace & Defense — 0.8%
Alliant Techsystems, Inc. (a)	8	792
DRS Technologies, Inc.	60	4,728
General Dynamics Corp.	214	19,076
L-3 Communications Holdings, Inc.	23	2,270
Lockheed Martin Corp.	150	15,649
Northrop Grumman Corp.	463	31,202
Raytheon Co.	227	12,923
United Technologies Corp.	165	10,557
		97,197
Agriculture — 2.7%
Altria Group, Inc.	1,806	36,752
Archer-Daniels-Midland Co.	10	286
Bunge Ltd.	82	8,112
Lorillard, Inc. (a)	44	2,953
Philip Morris International, Inc.	5,380	277,877
Reynolds American, Inc.	441	24,621
		350,601
Airlines — 0.1%
Northwest Airlines Corp. (a)	66	605
Southwest Airlines Co.	461	7,187
UAL Corp.	450	3,739
		11,531
Apparel — 0.0%
VF Corp.	85	6,084

Auto Manufacturers — 1.9%
Ford Motor Co. (a)	599	2,875
Navistar International Corp. (a)	4,170	233,520
Toyota Motor Corp. Sponsored ADR (Japan)	150	12,908
		249,303
Automotive & Parts — 0.2%
Autoliv, Inc.	328	12,805
BorgWarner, Inc.	16	645
The Goodyear Tire & Rubber Co. (a)	37	726
Johnson Controls, Inc.	134	4,042
TRW Automotive Holdings Corp. (a)	369	6,845
		25,063

Banks — 6.5%
Associated Banc-Corp.	91	1,519
Bancorpsouth, Inc.	57	1,214
Bank of America Corp.	4,644	152,788
Bank of Hawaii Corp.	21	1,058
The Bank of New York Mellon Corp.	510	18,105
BB&T Corp.	320	8,966
BOK Financial Corp.	161	6,440
Capital One Financial Corp.	2,898	121,310
City National Corp.	20	983
Comerica, Inc.	67	1,924
Commerce Bancshares, Inc.	42	1,832
Cullen/Frost Bankers, Inc.	25	1,319
Deutsche Bank AG	125	11,523
Fifth Third Bancorp	183	2,557
First Horizon National Corp.	50	470
Fulton Financial Corp.	77	812
Huntington Bancshares, Inc.	224	1,572
Julius Baer Holding AG	5,119	326,196
KeyCorp	107	1,129
M&T Bank Corp.	17	1,196
Marshall & Ilsley Corp.	130	1,976
Northern Trust Corp.	20	1,563
PNC Financial Services Group, Inc.	154	10,979
Popular, Inc.	344	2,363
Regions Financial Corp.	310	2,939
SunTrust Banks, Inc.	471	19,339
Synovus Financial Corp.	150	1,427
TCF Financial Corp.	55	701
U.S. Bancorp	1,137	34,804
UnionBanCal Corp.	20	1,074
Valley National Bancorp	78	1,540
Wachovia Corp.	1,500	25,905
Webster Financial Corp.	18	357
Wells Fargo & Co.	2,631	79,640
Whitney Holding Corp.	25	514
Wilmington Trust Corp.	30	707
Zions Bancorp	46	1,346
		850,087
Beverages — 3.4%
Anheuser-Busch Cos., Inc.	170	11,519
The Coca-Cola Co.	7,353	378,680
Coca-Cola Enterprises, Inc.	1,002	16,964
Constellation Brands, Inc. Class A (a)	124	2,668
Dr. Pepper Snapple Group, Inc. (a)	111	2,294
Molson Coors Brewing Co. Class B	149	8,042
The Pepsi Bottling Group, Inc.	573	15,958
PepsiAmericas, Inc.	28	663
		436,788
Biotechnology — 0.5%
Amgen, Inc. (a)	864	54,112
Charles River Laboratories International, Inc. (a)	23	1,529
Invitrogen Corp. (a)	123	5,455
		61,096

Building Materials — 0.0%
Masco Corp.	161	2,655
Owens Corning, Inc. (a)	25	655
		3,310
Chemicals — 5.1%
Ashland, Inc.	394	16,457
Celanese Corp. Class A	22	848
Cytec Industries, Inc.	32	1,730
The Dow Chemical Co.	1,528	50,898
Du Pont (E.I.) de Nemours & Co.	763	33,427
Eastman Chemical Co.	4,160	249,434
FMC Corp.	225	16,733
The Lubrizol Corp.	5,866	292,127
RPM International, Inc.	73	1,496
Sigma-Aldrich Corp.	36	2,187
The Valspar Corp.	50	1,083
		666,420
Commercial Services — 0.2%
Avis Budget Group, Inc. (a)	375	2,287
Convergys Corp. (a)	40	508
Donnelley (R.R.) & Sons Co.	98	2,617
Equifax, Inc.	35	1,228
Manpower, Inc.	32	1,536
McKesson Corp.	42	2,352
Moody’s Corp.	109	3,794
SAIC, Inc. (a)	274	5,176
Service Corp. International	120	1,148
United Rentals, Inc. (a)	170	2,751
		23,397
Computers — 0.6%
Affiliated Computer Services, Inc. Class A (a)	65	3,133
Brocade Communications Systems, Inc. (a)	768	5,184
Computer Sciences Corp. (a)	45	2,132
Electronic Data Systems Corp.	1,190	29,524
EMC Corp. (a)	154	2,311
Lexmark International, Inc. Class A (a)	488	17,119
NCR Corp. (a)	228	6,124
Seagate Technology	279	4,177
Synopsys, Inc. (a)	61	1,465
Teradata Corp. (a)	59	1,382
Western Digital Corp. (a)	200	5,758
		78,309
Cosmetics & Personal Care — 0.8%
Alberto-Culver Co.	35	939
The Procter & Gamble Co.	1,530	100,184
		101,123
Distribution & Wholesale — 0.2%
Genuine Parts Co.	1	40
Ingram Micro, Inc. Class A (a)	608	11,205
Tech Data Corp. (a)	219	7,637

WESCO International, Inc. (a)	140	5,271
		24,153
Diversified Financial — 13.5%
American Express Co.	2,420	89,830
AmeriCredit Corp. (a)	54	474
Ameriprise Financial, Inc.	131	5,567
BlackRock, Inc.	2	433
CIT Group, Inc.	138	1,170
Citigroup, Inc.	15,710	293,620
Credit Suisse Group Sponsored ADR (Switzerland)	7,140	356,143
Discover Financial Services	1,555	22,781
Fannie Mae	1,428	16,422
Freddie Mac	900	7,353
The Goldman Sachs Group, Inc.	2,074	381,699
Invesco Ltd.	179	4,169
JP Morgan Chase & Co.	4,031	163,780
Lehman Brothers Holdings, Inc.	190	3,295
MF Global Ltd. (a)	18	117
Morgan Stanley	4,310	170,159
National Financial Partners Corp.	4,670	97,369
Raymond James Financial, Inc.	80	2,312
UBS AG (a)	7,344	141,813
		1,758,506
Electric — 5.6%
Alliant Energy Corp.	48	1,547
Ameren Corp.	501	20,586
American Electric Power Co., Inc.	742	29,309
CenterPoint Energy, Inc.	49	773
Consolidated Edison, Inc.	132	5,240
Dominion Resources, Inc.	487	21,516
DPL, Inc.	42	1,066
DTE Energy Co.	166	6,803
Duke Energy Corp.	1,372	24,120
Edison International	187	9,040
Energy East Corp.	77	1,924
Entergy Corp.	22	2,352
Exelon Corp.	3,356	263,849
FirstEnergy Corp.	3,363	247,349
FPL Group, Inc.	229	14,777
Great Plains Energy, Inc.	30	758
Hawaiian Electric Industries, Inc.	90	2,227
Integrys Energy Group, Inc.	97	4,953
MDU Resources Group, Inc.	187	5,967
Mirant Corp. (a)	18	551
NSTAR	68	2,166
OGE Energy Corp.	40	1,309
Pepco Holdings, Inc.	206	5,138
PG&E Corp.	146	5,625
Pinnacle West Capital Corp.	26	873
Progress Energy, Inc.	143	6,050
Puget Energy, Inc.	53	1,460
Reliant Energy, Inc. (a)	900	16,299
SCANA Corp.	118	4,270
Sierra Pacific Resources	45	510
Southern Co.	334	11,820
TECO Energy, Inc.	135	2,504

Wisconsin Energy Corp.	75	3,384
Xcel Energy, Inc.	247	4,955
		731,070
Electrical Components & Equipment — 0.0%
Hubbell, Inc. Class B	67	2,825
Molex, Inc.	43	1,055
		3,880
Electronics — 0.6%
Arrow Electronics, Inc. (a)	499	16,078
Avnet, Inc. (a)	500	13,630
Flextronics International Ltd. (a)	1,300	11,609
Jabil Circuit, Inc.	147	2,390
PerkinElmer, Inc.	44	1,280
Thermo Fisher Scientific, Inc. (a)	238	14,404
Tyco Electronics Ltd.	266	8,815
Vishay Intertechnology, Inc. (a)	600	5,382
		73,588
Engineering & Construction — 0.1%
KBR, Inc.	172	4,902
URS Corp. (a)	49	2,054
		6,956
Entertainment — 0.7%
Cinemark Holdings, Inc.	6,160	90,306
International Speedway Corp. Class A	14	515
		90,821
Environmental Controls — 0.2%
Allied Waste Industries, Inc. (a)	1,566	18,949
Waste Management, Inc.	247	8,778
		27,727
Foods — 1.1%
ConAgra Foods, Inc.	30	650
Corn Products International, Inc.	50	2,325
Del Monte Foods Co.	786	6,673
General Mills, Inc.	163	10,496
Heinz (H.J.) Co.	37	1,864
The Hershey Co.	52	1,912
Hormel Foods Corp.	18	651
Kellogg Co.	1	53
Kraft Foods, Inc. Class A	841	26,761
The Kroger Co.	1,010	28,563
McCormick & Co., Inc.	22	882
Safeway, Inc.	191	5,104
Sara Lee Corp.	1,210	16,529
SuperValu, Inc.	878	22,494
Tyson Foods, Inc. Class A	800	11,920
Wrigley (Wm.) Jr. Co.	14	1,105
		137,982

Forest Products & Paper — 0.0%
Domtar Corp. (a)	294	1,676
MeadWestvaco Corp.	117	3,137
		4,813
Gas — 0.2%
AGL Resources, Inc.	30	1,037
Atmos Energy Corp.	365	9,662
Energen Corp.	70	4,214
NiSource, Inc.	134	2,289
Sempra Energy	109	6,121
Southern Union Co.	27	705
UGI Corp.	52	1,407
Vectren Corp.	47	1,372
		26,807
Hand & Machine Tools — 0.0%
The Black & Decker Corp.	28	1,681
Lincoln Electric Holdings, Inc.	6	482
Snap-on, Inc.	26	1,463
The Stanley Works	36	1,601
		5,227
Health Care – Products — 1.0%
Boston Scientific Corp. (a)	1,208	14,363
Covidien Ltd.	141	6,943
Hillenbrand Industries, Inc.	219	6,152
Johnson & Johnson	1,550	106,128
		133,586
Health Care – Services — 1.8%
Aetna, Inc.	2,838	116,386
Cigna Corp.	96	3,554
Community Health Systems, Inc. (a)	15	495
Coventry Health Care, Inc. (a)	48	1,698
Health Management Associates, Inc. Class A (a)	113	695
LifePoint Hospitals, Inc. (a)	167	4,781
Lincare Holdings, Inc. (a)	170	5,477
Quest Diagnostics, Inc.	53	2,818
UnitedHealth Group, Inc.	189	5,307
Universal Health Services, Inc. Class B	68	4,122
WellPoint, Inc. (a)	1,785	93,623
		238,956
Home Builders — 0.2%
Centex Corp.	375	5,505
D.R. Horton, Inc.	140	1,557
KB Home	359	6,315
Lennar Corp. Class A	60	726
M.D.C. Holdings, Inc.	152	6,311
NVR, Inc. (a)	4	2,209
Pulte Homes, Inc.	45	549
Toll Brothers, Inc. (a)	117	2,351
		25,523

Home Furnishing — 0.0%
Whirlpool Corp.	35	2,649

Household Products — 0.1%
Avery Dennison Corp.	47	2,069
The Clorox Co.	50	2,725
Fortune Brands, Inc.	68	3,897
Kimberly-Clark Corp.	81	4,684
		13,375
Insurance — 5.2%
ACE Ltd.	712	36,098
Alleghany Corp. (a)	1	315
Allied World Assurance Holdings Ltd.	114	4,744
Allstate Corp.	800	36,976
American Financial Group, Inc.	151	4,374
American International Group, Inc.	1,518	39,544
American National Insurance	5	473
Aon Corp.	200	9,160
Arch Capital Group Ltd. (a)	60	4,184
Arthur J. Gallagher & Co.	29	737
Assurant, Inc.	107	6,433
Axis Capital Holdings Ltd.	130	4,118
Chubb Corp.	736	35,357
Cincinnati Financial Corp.	73	2,032
CNA Financial Corp.	17	454
Conseco, Inc. (a)	80	670
Endurance Specialty Holdings Ltd.	147	4,498
Erie Indemnity Co. Class A	12	524
Everest Re Group Ltd.	2,815	230,267
Fidelity National Financial, Inc. Class A	44	588
First American Corp.	62	1,562
Genworth Financial, Inc. Class A	1,060	16,928
The Hanover Insurance Group, Inc.	10	429
The Hartford Financial Services Group, Inc.	489	30,998
HCC Insurance Holdings, Inc.	41	929
Lincoln National Corp.	87	4,150
Loews Corp.	114	5,080
Marsh & McLennan Cos., Inc.	257	7,260
Mercury General Corp.	10	505
Metlife, Inc.	791	40,159
MGIC Investment Corp.	50	320
Nationwide Financial Services, Inc. Class A	17	788
Old Republic International Corp.	70	735
OneBeacon Insurance Group Ltd.	8	145
PartnerRe Ltd.	56	3,938
The Progressive Corp.	1,460	29,565
Protective Life Corp.	38	1,366
Reinsurance Group of America, Inc.	47	2,336
RenaissanceRe Holdings Ltd.	74	3,764
Safeco Corp.	281	18,591
StanCorp Financial Group, Inc.	86	4,248
Torchmark Corp.	41	2,380
Transatlantic Holdings, Inc.	41	2,376
The Travelers Cos., Inc.	1,025	45,223
Unitrin, Inc.	13	359
Unum Group	1,083	26,165
W.R. Berkley Corp.	77	1,819
White Mountains Insurance Group Ltd.	1	437

XL Capital Ltd. Class A	304	5,439
		679,540
Internet — 0.1%
Expedia, Inc. (a)	90	1,762
IAC/InterActiveCorp (a)	70	1,222
Symantec Corp. (a)	643	13,548
		16,532
Investment Companies — 0.1%
Allied Capital Corp.	479	6,586
American Capital Strategies Ltd.	231	4,694
		11,280
Iron & Steel — 0.6%
Carpenter Technology Corp.	1,383	53,522
Nucor Corp.	192	10,986
Reliance Steel & Aluminum Co.	50	3,158
Schnitzer Steel Industries, Inc. Class A	21	1,895
Steel Dynamics, Inc.	79	2,503
United States Steel Corp.	13	2,085
		74,149
Leisure Time — 0.1%
Brunswick Corp.	325	4,193
Carnival Corp.	92	3,398
		7,591
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	100	6,952

Machinery – Diversified — 0.6%
AGCO Corp. (a)	18	1,077
Deere & Co.	960	67,354
Flowserve Corp.	17	2,267
Gardner Denver, Inc. (a)	46	2,098
Zebra Technologies Corp. Class A (a)	14	431
		73,227
Manufacturing — 5.0%
3M Co.	125	8,799
AptarGroup, Inc.	43	1,664
Cooper Industries Ltd. Class A	11	464
Crane Co.	48	1,704
Danaher Corp.	64	5,098
Dover Corp.	482	23,922
Eaton Corp.	57	4,049
General Electric Co.	7,976	225,641
Illinois Tool Works, Inc.	631	29,562
Ingersoll-Rand Co. Ltd. Class A	151	5,436
ITT Corp.	26	1,741
Leggett & Platt, Inc.	100	1,950
Pentair, Inc.	59	2,043
Siemens AG Sponsored ADR (Germany)	2,540	308,305
Teleflex, Inc.	39	2,391

Tyco International Ltd.	736	32,796
		655,565
Media — 4.0%
CBS Corp. Class B	1,395	22,822
Discovery Holding Co. Class A (a)	122	2,425
The E.W. Scripps Co. Class A	23	159
Gannett Co., Inc.	600	10,872
Liberty Global, Inc. Class C (a)	8,100	221,940
Liberty Media Corp. Capital Class A (a)	342	5,315
Meredith Corp.	17	435
New York Times Co. Class A	38	478
News Corp. Class A	8,758	123,751
Time Warner, Inc.	3,026	43,332
Viacom, Inc. Class B (a)	590	16,479
The Walt Disney Co.	2,325	70,564
		518,572
Metal Fabricate & Hardware — 0.0%
Timken Co.	20	660

Mining — 1.1%
Alcoa, Inc.	810	27,337
Freeport-McMoRan Copper & Gold, Inc.	258	24,962
Teck Cominico Ltd. Class B	2,020	92,859
		145,158
Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	21	666
Xerox Corp.	586	7,993
		8,659
Oil & Gas — 14.8%
Anadarko Petroleum Corp.	908	52,582
Apache Corp.	571	64,049
BP PLC Sponsored ADR (United Kingdom)	225	13,824
Chevron Corp.	2,205	186,455
Cimarex Energy Co.	64	3,335
ConocoPhillips	1,785	145,692
Devon Energy Corp.	4,105	389,523
ENSCO International, Inc.	11	761
EOG Resources, Inc.	13	1,307
Exxon Mobil Corp.	8,868	713,253
Forest Oil Corp. (a)	46	2,623
Hercules Offshore, Inc. (a)	31	774
Hess Corp.	900	91,260
Marathon Oil Corp.	562	27,802
Mariner Energy, Inc. (a)	100	2,646
Murphy Oil Corp.	1,570	125,176
Nabors Industries Ltd. (a)	86	3,136
Newfield Exploration Co. (a)	48	2,351
Noble Energy, Inc.	147	10,859
Occidental Petroleum Corp.	150	11,825
Patterson-UTI Energy, Inc.	153	4,348
Pioneer Natural Resources Co.	44	2,616
Plains Exploration & Production Co. (a)	9	504
Pride International, Inc. (a)	19	736

Questar Corp.	84	4,442
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	200	14,158
St. Mary Land & Exploration Co.	48	2,043
Sunoco, Inc.	164	6,660
Tesoro Corp.	37	571
Total SA Sponsored ADR (France)	200	15,300
Unit Corp. (a)	38	2,567
Valero Energy Corp.	596	19,912
XTO Energy, Inc.	168	7,935
		1,931,025
Oil & Gas Services — 0.1%
BJ Services Co.	104	3,058
Exterran Holdings, Inc. (a)	14	790
Helix Energy Solutions Group, Inc. (a)	38	1,213
Oil States International, Inc. (a)	14	768
SEACOR Holdings, Inc. (a)	23	1,925
		7,754
Packaging & Containers — 0.4%
Ball Corp.	399	17,787
Bemis Co., Inc.	408	11,489
Owens-IIlinois, Inc. (a)	97	4,097
Packaging Corp. of America	28	715
Sonoco Products Co.	409	13,342
		47,430
Pharmaceuticals — 6.8%
Abbott Laboratories	6,480	365,083
AmerisourceBergen Corp.	486	20,349
Cardinal Health, Inc.	314	16,871
Eli Lilly & Co.	412	19,409
Forest Laboratories, Inc. (a)	149	5,291
GlaxoSmithKline PLC ADR (United Kingdom)	325	15,132
Hospira, Inc. (a)	73	2,786
King Pharmaceuticals, Inc. (a)	176	2,026
Merck & Co., Inc.	1,931	63,530
NBTY, Inc. (a)	23	793
Omnicare, Inc.	160	4,710
Pfizer, Inc.	6,316	117,920
Sanofi-Aventis ADR (France)	450	15,732
Schering-Plough Corp.	8,670	182,764
Watson Pharmaceuticals, Inc. (a)	212	6,129
Wyeth	1,125	45,585
		884,110
Pipelines — 0.1%
El Paso Corp.	196	3,514
National Fuel Gas Co.	85	4,232
Oneok, Inc.	57	2,593
Spectra Energy Corp.	319	8,667
		19,006
Real Estate Investment Trusts (REITS) — 0.6%
AMB Property Corp.	65	3,182
Annaly Capital Management, Inc.	654	9,856

Apartment Investment & Management Co. Class A	18	615
Boston Properties, Inc.	35	3,367
Brandywine Realty Trust	45	722
Camden Property Trust	10	492
CapitalSource, Inc.	84	976
CBL & Associates Properties, Inc.	43	835
Developers Diversified Realty Corp.	49	1,566
Equity Residential	177	7,641
HCP, Inc.	103	3,715
Health Care, Inc.	39	1,945
Hospitality Properties Trust	120	2,556
Host Hotels & Resorts, Inc.	271	3,553
HRPT Properties Trust	180	1,262
iStar Financial, Inc.	53	435
Kimco Realty Corp.	67	2,364
Liberty Property Trust	73	2,657
Mack-Cali Realty Corp.	34	1,305
Nationwide Health Properties, Inc.	45	1,670
Prologis	136	6,648
Public Storage	63	5,159
Regency Centers Corp.	21	1,249
SL Green Realty Corp.	37	3,083
UDR, Inc.	66	1,686
Ventas, Inc.	56	2,512
Vornado Realty Trust	81	7,701
Weingarten Realty Investors	38	1,159
		79,911
Retail — 1.5%
AnnTaylor Stores Corp. (a)	259	5,841
AutoNation, Inc. (a)	944	9,742
Barnes & Noble, Inc.	117	2,768
BJ’s Wholesale Club, Inc. (a)	148	5,554
CVS Caremark Corp.	300	10,950
Family Dollar Stores, Inc.	60	1,398
Foot Locker, Inc.	83	1,250
The Gap, Inc.	271	4,369
The Home Depot, Inc.	1,666	39,701
Jones Apparel Group, Inc.	991	16,589
Limited Brands, Inc.	971	16,012
Liz Claiborne, Inc.	79	1,033
Macy’s, Inc.	1,088	20,465
McDonald’s Corp.	61	3,647
Office Depot, Inc. (a)	1,000	6,800
Phillips-Van Heusen Corp.	14	496
RadioShack Corp.	96	1,601
Sears Holdings Corp. (a)	26	2,106
Staples, Inc.	28	630
Wal-Mart Stores, Inc.	760	44,551
		195,503
Savings & Loans — 0.1%
Astoria Financial Corp.	40	895
Capitol Federal Financial	17	685
Hudson City Bancorp, Inc.	198	3,615
New York Community Bancorp, Inc.	201	3,341
Sovereign Bancorp, Inc.	161	1,533

Washington Federal, Inc.	39	725
		10,794
Semiconductors — 3.9%
Integrated Device Technology, Inc. (a)	56	561
Intel Corp.	620	13,758
Intersil Corp. Class A	26	627
Lam Research Corp. (a)	8,660	284,827
LSI Corp. (a)	707	4,907
Novellus Systems, Inc. (a)	16	326
QLogic Corp. (a)	157	2,958
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	1,809	17,186
Texas Instruments, Inc.	400	9,752
Varian Semiconductor Equipment Associates, Inc. (a)	6,000	175,320
		510,222
Software — 0.1%
CA, Inc.	57	1,360
Compuware Corp. (a)	354	3,894
Dun & Bradstreet Corp.	14	1,353
Fidelity National Information Services, Inc.	71	1,346
IMS Health, Inc.	49	1,024
		8,977
Telecommunications — 4.4%
ADC Telecommunications, Inc. (a)	55	520
Amdocs Ltd. (a)	20	608
AT&T, Inc.	12,975	399,760
CenturyTel, Inc.	124	4,612
EchoStar Corp. (a)	16	512
Embarq Corp.	42	1,922
Motorola, Inc.	800	6,912
Qwest Communications International, Inc.	440	1,685
Sprint Nextel Corp.	3,600	29,304
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	300	3,144
Telephone & Data Systems, Inc.	25	1,060
Verizon Communications, Inc.	3,134	106,681
Virgin Media, Inc.	131	1,470
Vodafone Group PLC Sponsored ADR (United Kingdom)	200	5,366
Windstream Corp.	176	2,098
		565,654
Textiles — 0.0%
Mohawk Industries, Inc. (a)	36	2,123

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	57	2,207

Transportation — 0.2%
Alexander & Baldwin, Inc.	15	651
Con-way, Inc.	29	1,466
Norfolk Southern Corp.	151	10,860
Overseas Shipholding Group, Inc.	38	2,993
Ryder System, Inc.	38	2,506
Teekay Corp.	13	565

Tidewater, Inc.	89	5,335
		24,376
Trucking & Leasing — 0.6%
Aircastle Ltd.	7,200	78,840
GATX Corp.	24	1,091
		79,931
TOTAL COMMON STOCK (Cost $14,395,818)		12,833,818

TOTAL EQUITIES (Cost $14,395,818)		12,833,818

TOTAL LONG-TERM INVESTMENTS (Cost $14,395,818)		12,833,818

	Principal Amount

SHORT-TERM INVESTMENTS — 0.8%

Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	107,532	107,532

TOTAL SHORT-TERM INVESTMENTS (Cost $107,532)		107,532

TOTAL INVESTMENTS — 99.5% (Cost $14,503,350) (c)		12,941,350

Other Assets/(Liabilities) — 0.5%		65,223

NET ASSETS — 100.0%		$13,006,573

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)

Maturity value of $107,535. Collateralized by U.S. Government Agency obligations with rates ranging from 2.760% - 5.522%, maturity dates ranging from 6/01/36 - 8/15/36, and an aggregate market value, including accrued interest, of $115,534.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Enhanced Index Value Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 99.3%

COMMON STOCK — 99.3%

Advertising — 0.0%
Omnicom Group, Inc.	3,500	149,415

Aerospace & Defense — 2.0%
Alliant Techsystems, Inc. (a)	1,200	118,788
DRS Technologies, Inc.	9,000	709,200
General Dynamics Corp.	32,080	2,859,611
L-3 Communications Holdings, Inc.	3,560	351,336
Northrop Grumman Corp.	16,950	1,142,261
Raytheon Co.	33,770	1,922,526
United Technologies Corp.	24,680	1,579,027
		8,682,749
Agriculture — 1.1%
Altria Group, Inc.	104,840	2,133,494
Archer-Daniels-Midland Co.	200	5,726
Bunge Ltd.	12,100	1,196,932
Lorillard, Inc. (a)	5,430	364,408
Reynolds American, Inc.	13,670	763,196
UST, Inc.	110	5,787
		4,469,543
Airlines — 0.3%
Northwest Airlines Corp. (a)	2,800	25,648
Southwest Airlines Co.	68,500	1,067,915
		1,093,563
Apparel — 0.2%
VF Corp.	12,630	904,055

Auto Manufacturers — 0.1%
Ford Motor Co. (a)	89,100	427,680

Automotive & Parts — 0.4%
Autoliv, Inc.	19,000	741,760
BorgWarner, Inc.	2,500	100,800
The Goodyear Tire & Rubber Co. (a)	5,600	109,928
Johnson Controls, Inc.	20,100	606,216
		1,558,704
Banks — 8.6%
Associated Banc-Corp.	11,950	199,445
Bancorpsouth, Inc.	8,500	181,050
Bank of America Corp.	333,183	10,961,721
Bank of Hawaii Corp.	3,220	162,256
The Bank of New York Mellon Corp.	75,750	2,689,125

BB&T Corp.	50,419	1,412,740
BOK Financial Corp.	23,900	956,000
Capital One Financial Corp.	29,550	1,236,963
City National Corp.	2,170	106,612
Comerica, Inc.	9,900	284,328
Commerce Bancshares, Inc.	5,931	258,770
Cullen/Frost Bankers, Inc.	4,000	210,960
Fifth Third Bancorp	27,560	385,013
First Horizon National Corp.	5,020	47,188
Fulton Financial Corp.	11,600	122,264
Huntington Bancshares, Inc.	26,371	185,124
KeyCorp	15,990	168,695
M&T Bank Corp.	2,640	185,803
Marshall & Ilsley Corp.	17,280	262,656
Northern Trust Corp.	2,300	179,791
PNC Financial Services Group, Inc.	22,936	1,635,107
Popular, Inc.	51,200	351,744
Regions Financial Corp.	46,060	436,649
SunTrust Banks, Inc.	43,999	1,806,599
Synovus Financial Corp.	24,460	232,615
TCF Financial Corp.	7,800	99,450
U.S. Bancorp	116,990	3,581,064
UnionBanCal Corp.	4,600	247,112
Valley National Bancorp	11,552	228,036
Webster Financial Corp.	3,600	71,496
Wells Fargo & Co.	242,310	7,334,724
Whitney Holding Corp.	4,500	92,520
Wilmington Trust Corp.	4,200	98,994
Zions Bancorp	6,650	194,646
		36,607,260
Beverages — 1.2%
Anheuser-Busch Cos., Inc.	25,330	1,716,361
The Coca-Cola Co.	9,390	483,585
Coca-Cola Enterprises, Inc.	21,020	355,869
Constellation Brands, Inc. Class A (a)	18,730	403,070
Dr. Pepper Snapple Group, Inc. (a)	16,700	345,189
Molson Coors Brewing Co. Class B	22,160	1,195,975
The Pepsi Bottling Group, Inc.	12,160	338,656
PepsiAmericas, Inc.	4,150	98,230
		4,936,935
Biotechnology — 0.6%
Amgen, Inc. (a)	24,500	1,534,435
Charles River Laboratories International, Inc. (a)	1,700	112,982
Invitrogen Corp. (a)	18,460	818,701
		2,466,118
Building Materials — 0.1%
Armstrong World Industries, Inc.	1,400	47,194
Masco Corp.	23,900	394,111
Owens Corning, Inc. (a)	3,700	97,026
		538,331
Chemicals — 1.7%
Ashland, Inc.	25,100	1,048,427
Cabot Corp.	1,430	38,367

Celanese Corp. Class A	3,370	129,846
Cytec Industries, Inc.	4,900	264,894
The Dow Chemical Co.	93,210	3,104,825
Du Pont (E.I.) de Nemours & Co.	9,700	424,957
Eastman Chemical Co.	17,900	1,073,284
FMC Corp.	3,800	282,606
The Lubrizol Corp.	5,220	259,956
RPM International, Inc.	10,900	223,450
Sigma-Aldrich Corp.	5,580	338,929
The Valspar Corp.	9,800	212,366
		7,401,907
Commercial Services — 0.8%
Avis Budget Group, Inc. (a)	4,550	27,755
Convergys Corp. (a)	6,270	79,629
Donnelley (R.R.) & Sons Co.	14,800	395,160
Equifax, Inc.	5,300	185,977
Manpower, Inc.	4,900	235,200
McKesson Corp.	6,290	352,177
Moody’s Corp.	16,300	567,403
SAIC, Inc. (a)	40,600	766,934
Service Corp. International	18,570	177,715
United Rentals, Inc. (a)	25,300	409,354
		3,197,304
Computers — 1.2%
Affiliated Computer Services, Inc. Class A (a)	9,800	472,360
Brocade Communications Systems, Inc. (a)	114,000	769,500
Computer Sciences Corp. (a)	4,970	235,429
Electronic Data Systems Corp.	28,520	707,581
EMC Corp. (a)	23,100	346,731
Lexmark International, Inc. Class A (a)	19,470	683,008
NCR Corp. (a)	31,350	842,061
Seagate Technology	40,700	609,279
Synopsys, Inc. (a)	9,200	220,984
Teradata Corp. (a)	8,900	208,438
		5,095,371
Cosmetics & Personal Care — 1.9%
Alberto-Culver Co.	2,010	53,928
The Procter & Gamble Co.	123,410	8,080,887
		8,134,815
Distribution & Wholesale — 0.3%
Genuine Parts Co.	220	8,824
Ingram Micro, Inc. Class A (a)	16,100	296,723
Tech Data Corp. (a)	3,000	104,610
WESCO International, Inc. (a)	20,800	783,120
		1,193,277
Diversified Financial — 6.7%
Ameriprise Financial, Inc.	19,530	830,025
BlackRock, Inc.	400	86,684
CIT Group, Inc.	20,180	171,126
Citigroup, Inc.	255,310	4,771,744
Discover Financial Services	38,400	562,560

Fannie Mae	48,700	560,050
The Goldman Sachs Group, Inc.	42,630	7,845,625
Invesco Ltd.	26,600	619,514
Janus Capital Group, Inc.	4,200	127,428
JP Morgan Chase & Co.	301,527	12,251,042
Lehman Brothers Holdings, Inc.	28,300	490,722
MF Global Ltd. (a)	2,800	18,172
Raymond James Financial, Inc.	12,100	349,690
Student Loan Corp.	120	13,072
		28,697,454
Electric — 6.1%
Alliant Energy Corp.	8,400	270,732
Ameren Corp.	15,260	627,033
American Electric Power Co., Inc.	28,630	1,130,885
CenterPoint Energy, Inc.	7,400	116,698
CMS Energy Corp.	200	2,700
Consolidated Edison, Inc.	16,660	661,402
Dominion Resources, Inc.	35,100	1,550,718
DPL, Inc.	6,300	159,894
DTE Energy Co.	22,610	926,558
Duke Energy Corp.	203,616	3,579,569
Edison International	28,080	1,357,387
Energy East Corp.	11,750	293,633
Entergy Corp.	3,380	361,390
Exelon Corp.	23,190	1,823,198
FirstEnergy Corp.	19,920	1,465,116
FPL Group, Inc.	34,510	2,226,930
Great Plains Energy, Inc.	5,437	137,339
Hawaiian Electric Industries, Inc.	13,500	333,990
Integrys Energy Group, Inc.	12,540	640,292
MDU Resources Group, Inc.	27,800	887,098
Northeast Utilities	440	11,070
NSTAR	7,810	248,827
OGE Energy Corp.	5,960	195,011
Pepco Holdings, Inc.	30,610	763,413
PG&E Corp.	21,830	841,110
Pinnacle West Capital Corp.	3,860	129,580
Progress Energy, Inc.	21,400	905,434
Puget Energy, Inc.	7,960	219,218
SCANA Corp.	17,720	641,287
Sierra Pacific Resources	10,400	117,936
Southern Co.	50,250	1,778,348
TECO Energy, Inc.	20,130	373,412
Wisconsin Energy Corp.	11,280	508,954
Xcel Energy, Inc.	37,120	744,627
		26,030,789
Electrical Components & Equipment — 0.1%
Hubbell, Inc. Class B	10,000	421,600
Molex, Inc.	6,400	156,992
		578,592
Electronics — 1.0%
Arrow Electronics, Inc. (a)	7,400	238,428
Jabil Circuit, Inc.	21,800	354,468
PerkinElmer, Inc.	6,710	195,261

Thermo Fisher Scientific, Inc. (a)	35,410	2,143,013
Tyco Electronics Ltd.	39,600	1,312,344
		4,243,514
Engineering & Construction — 0.2%
KBR, Inc.	25,700	732,450
URS Corp. (a)	7,300	306,016
		1,038,466
Entertainment — 0.0%
International Speedway Corp. Class A	2,300	84,617

Environmental Controls — 0.4%
Allied Waste Industries, Inc. (a)	34,200	413,820
Waste Management, Inc.	36,740	1,305,740
		1,719,560
Foods — 2.0%
Campbell Soup Co.	340	12,369
ConAgra Foods, Inc.	3,880	84,118
Corn Products International, Inc.	6,570	305,571
Del Monte Foods Co.	13,000	110,370
General Mills, Inc.	24,270	1,562,745
Heinz (H.J.) Co.	5,530	278,602
The Hershey Co.	7,800	286,806
Hormel Foods Corp.	2,900	104,893
The J.M. Smucker Co.	140	6,824
Kellogg Co.	320	16,979
Kraft Foods, Inc. Class A	87,750	2,792,205
The Kroger Co.	46,040	1,302,011
McCormick & Co., Inc.	3,100	124,310
Safeway, Inc.	28,800	769,536
Sara Lee Corp.	670	9,152
Smithfield Foods, Inc. (a)	1,100	23,628
SuperValu, Inc.	26,400	676,368
Tyson Foods, Inc. Class A	150	2,235
Wrigley (Wm.) Jr. Co.	2,700	213,192
		8,681,914
Forest Products & Paper — 0.2%
Domtar Corp. (a)	44,100	251,370
MeadWestvaco Corp.	17,400	466,494
		717,864
Gas — 0.7%
AGL Resources, Inc.	5,560	192,154
Atmos Energy Corp.	6,450	170,731
Energen Corp.	10,500	632,100
NiSource, Inc.	21,290	363,633
Sempra Energy	16,410	921,586
Southern Union Co.	4,000	104,480
UGI Corp.	8,190	221,621
Vectren Corp.	5,450	159,140
		2,765,445

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	4,230	253,884
Lincoln Electric Holdings, Inc.	1,600	128,560
Snap-on, Inc.	3,830	215,591
The Stanley Works	3,500	155,680
		753,715
Health Care – Products — 3.0%
Boston Scientific Corp. (a)	179,400	2,133,066
Covidien Ltd.	20,900	1,029,116
Hillenbrand Industries, Inc.	32,800	921,352
Johnson & Johnson	126,300	8,647,761
		12,731,295
Health Care – Services — 1.5%
Aetna, Inc.	17,620	722,596
Cigna Corp.	14,400	533,088
Community Health Systems, Inc. (a)	2,200	72,556
Coventry Health Care, Inc. (a)	7,200	254,664
LifePoint Hospitals, Inc. (a)	25,100	718,613
Lincare Holdings, Inc. (a)	25,200	811,944
Quest Diagnostics, Inc.	8,000	425,280
UnitedHealth Group, Inc.	28,200	791,856
Universal Health Services, Inc. Class B	10,200	618,324
WellPoint, Inc. (a)	24,500	1,285,025
		6,233,946
Home Builders — 0.5%
Centex Corp.	9,700	142,396
D.R. Horton, Inc.	20,700	230,184
KB Home	6,600	116,094
Lennar Corp. Class A	9,400	113,740
M.D.C. Holdings, Inc.	22,500	934,200
NVR, Inc. (a)	700	386,624
Toll Brothers, Inc. (a)	17,400	349,566
		2,272,804
Home Furnishing — 0.1%
Whirlpool Corp.	5,200	393,640

Household Products — 0.4%
Avery Dennison Corp.	7,000	308,070
The Clorox Co.	6,200	337,900
Fortune Brands, Inc.	9,760	559,346
Kimberly-Clark Corp.	11,040	638,443
		1,843,759
Housewares — 0.0%
Newell Rubbermaid, Inc.	5,100	84,303

Insurance — 6.8%
ACE Ltd.	46,250	2,344,875
Alleghany Corp. (a)	602	189,793
Allied World Assurance Holdings Ltd.	16,900	703,209
Allstate Corp.	29,700	1,372,734
American Financial Group, Inc.	19,400	562,018

American International Group, Inc.	39,850	1,038,092
American National Insurance	880	83,160
Aon Corp.	28,160	1,289,728
Arch Capital Group Ltd. (a)	8,100	564,813
Arthur J. Gallagher & Co.	4,300	109,349
Assurant, Inc.	15,990	961,319
Axis Capital Holdings Ltd.	18,100	573,408
Chubb Corp.	38,860	1,866,834
Cincinnati Financial Corp.	11,120	309,581
CNA Financial Corp.	1,400	37,366
Conseco, Inc. (a)	13,400	112,292
Endurance Specialty Holdings Ltd.	19,500	596,700
Erie Indemnity Co. Class A	2,150	93,955
Everest Re Group Ltd.	3,200	261,760
Fidelity National Financial, Inc. Class A	6,700	89,512
First American Corp.	7,500	189,000
Genworth Financial, Inc. Class A	20,860	333,134
The Hanover Insurance Group, Inc.	5,100	218,892
The Hartford Financial Services Group, Inc.	15,890	1,007,267
HCC Insurance Holdings, Inc.	3,070	69,536
Lincoln National Corp.	12,998	620,005
Loews Corp.	16,920	753,955
Marsh & McLennan Cos., Inc.	40,200	1,135,650
Mercury General Corp.	1,090	55,056
Metlife, Inc.	47,040	2,388,221
MGIC Investment Corp.	7,400	47,360
Nationwide Financial Services, Inc. Class A	4,050	187,718
Old Republic International Corp.	11,900	124,950
OneBeacon Insurance Group Ltd.	1,300	23,530
PartnerRe Ltd.	8,300	583,656
The Progressive Corp.	33,500	678,375
Protective Life Corp.	3,480	125,141
Reinsurance Group of America, Inc.	6,950	345,415
RenaissanceRe Holdings Ltd.	10,900	554,483
Safeco Corp.	12,120	801,859
StanCorp Financial Group, Inc.	12,370	610,954
Torchmark Corp.	6,740	391,257
Transatlantic Holdings, Inc.	6,300	365,022
The Travelers Cos., Inc.	63,169	2,787,016
Unitrin, Inc.	2,150	59,319
Unum Group	36,500	881,840
W.R. Berkley Corp.	8,800	207,856
XL Capital Ltd. Class A	11,750	210,207
		28,917,172
Internet — 0.6%
Expedia, Inc. (a)	16,790	328,580
IAC/InterActiveCorp (a)	11,100	193,806
Symantec Corp. (a)	95,650	2,015,346
		2,537,732
Investment Companies — 0.4%
Allied Capital Corp.	71,020	976,525
American Capital Strategies Ltd.	34,360	698,195
		1,674,720

Iron & Steel — 0.8%
Carpenter Technology Corp.	5,000	193,500
Nucor Corp.	28,500	1,630,770
Reliance Steel & Aluminum Co.	7,700	486,332
Schnitzer Steel Industries, Inc. Class A	3,300	297,792
Steel Dynamics, Inc.	11,800	373,824
United States Steel Corp.	1,990	319,116
		3,301,334
Leisure Time — 0.1%
Carnival Corp.	13,800	509,772

Machinery – Diversified — 0.2%
AGCO Corp. (a)	2,770	165,785
Flowserve Corp.	2,600	346,684
Gardner Denver, Inc. (a)	6,900	314,640
Zebra Technologies Corp. Class A (a)	2,200	67,782
		894,891
Manufacturing — 5.8%
AptarGroup, Inc.	6,500	251,550
Crane Co.	7,220	256,310
Danaher Corp.	9,500	756,675
Dover Corp.	8,600	426,818
Eaton Corp.	8,770	623,021
General Electric Co.	619,890	17,536,688
Illinois Tool Works, Inc.	38,300	1,794,355
Ingersoll-Rand Co. Ltd. Class A	22,600	813,600
ITT Corp.	4,000	267,840
Leggett & Platt, Inc.	18,410	358,995
Pentair, Inc.	8,500	294,270
Teleflex, Inc.	5,920	363,014
Tyco International Ltd.	20,275	903,454
		24,646,590
Media — 3.4%
CBS Corp. Class B	70,440	1,152,398
Discovery Holding Co. Class A (a)	18,300	363,804
The E.W. Scripps Co. Class A	3,467	23,989
Gannett Co., Inc.	15,300	277,236
Liberty Media Corp. Capital Class A (a)	60,160	934,886
News Corp. Class A	119,700	1,691,361
Time Warner, Inc.	208,870	2,991,019
Viacom, Inc. Class B (a)	31,900	890,967
The Walt Disney Co.	196,790	5,972,577
Washington Post Co. Class B	100	61,825
		14,360,062
Metal Fabricate & Hardware — 0.0%
Timken Co.	3,100	102,362

Mining — 0.9%
Alcoa, Inc.	9,000	303,750
Freeport-McMoRan Copper & Gold, Inc.	38,400	3,715,200
		4,018,950

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	3,300	104,577
Xerox Corp.	87,060	1,187,498
		1,292,075
Oil & Gas — 16.5%
Anadarko Petroleum Corp.	64,250	3,720,718
Apache Corp.	44,050	4,941,088
Chevron Corp.	156,695	13,250,129
Cimarex Energy Co.	8,800	458,568
ConocoPhillips	123,948	10,116,636
Devon Energy Corp.	40,550	3,847,790
ENSCO International, Inc.	1,800	124,452
EOG Resources, Inc.	2,000	201,060
Exxon Mobil Corp.	293,780	23,628,725
Forest Oil Corp. (a)	5,500	313,665
Hercules Offshore, Inc. (a)	4,700	117,359
Marathon Oil Corp.	39,000	1,929,330
Mariner Energy, Inc. (a)	14,900	394,254
Nabors Industries Ltd. (a)	12,700	463,042
Newfield Exploration Co. (a)	7,200	352,656
Noble Energy, Inc.	22,100	1,632,527
Patterson-UTI Energy, Inc.	22,700	645,134
Pioneer Natural Resources Co.	6,500	386,425
Pride International, Inc. (a)	2,600	100,776
Questar Corp.	12,500	661,000
St. Mary Land & Exploration Co.	7,200	306,432
Sunoco, Inc.	5,900	239,599
Tesoro Corp.	5,600	86,464
Unit Corp. (a)	5,700	385,035
Valero Energy Corp.	29,164	974,369
XTO Energy, Inc.	25,000	1,180,750
		70,457,983
Oil & Gas Services — 0.3%
BJ Services Co.	15,500	455,700
Exterran Holdings, Inc. (a)	2,000	112,880
Helix Energy Solutions Group, Inc. (a)	5,800	185,194
Oil States International, Inc. (a)	2,100	115,248
SEACOR Holdings, Inc. (a)	3,500	292,845
		1,161,867
Packaging & Containers — 0.4%
Ball Corp.	7,400	329,892
Bemis Co., Inc.	9,960	280,474
Owens-IIlinois, Inc. (a)	14,500	612,480
Packaging Corp. of America	4,700	119,944
Sonoco Products Co.	10,800	352,296
		1,695,086
Pharmaceuticals — 5.1%
AmerisourceBergen Corp.	9,240	386,879
Cardinal Health, Inc.	5,800	311,634
Eli Lilly & Co.	61,220	2,884,074
Forest Laboratories, Inc. (a)	22,400	795,424
Hospira, Inc. (a)	10,900	415,944

King Pharmaceuticals, Inc. (a)	19,920	229,279
Merck & Co., Inc.	123,510	4,063,479
NBTY, Inc. (a)	3,400	117,266
Omnicare, Inc.	23,800	700,672
Pfizer, Inc.	357,730	6,678,819
Watson Pharmaceuticals, Inc. (a)	31,460	909,509
Wyeth	107,610	4,360,357
		21,853,336
Pipelines — 0.7%
El Paso Corp.	29,250	524,453
National Fuel Gas Co.	12,550	624,864
Oneok, Inc.	8,580	390,218
Spectra Energy Corp.	48,000	1,304,160
		2,843,695
Real Estate Investment Trusts (REITS) — 2.7%
AMB Property Corp.	9,790	479,318
Annaly Capital Management, Inc.	98,560	1,485,299
Apartment Investment & Management Co. Class A	2,700	92,259
Boston Properties, Inc.	5,300	509,807
Brandywine Realty Trust	6,800	109,140
Camden Property Trust	1,600	78,688
CapitalSource, Inc.	12,700	147,574
CBL & Associates Properties, Inc.	6,400	124,288
Developers Diversified Realty Corp.	7,370	235,545
Douglas Emmett, Inc.	100	2,353
Equity Residential	26,700	1,152,639
HCP, Inc.	15,400	555,478
Health Care, Inc.	4,400	219,428
Hospitality Properties Trust	17,940	382,122
Host Hotels & Resorts, Inc.	40,700	533,577
HRPT Properties Trust	22,270	156,113
iStar Financial, Inc.	8,000	65,680
Kimco Realty Corp.	10,000	352,900
Liberty Property Trust	8,370	304,668
Mack-Cali Realty Corp.	2,960	113,605
Nationwide Health Properties, Inc.	6,800	252,348
Prologis	20,400	997,152
Public Storage	9,400	769,766
Regency Centers Corp.	3,100	184,450
SL Green Realty Corp.	4,500	375,030
UDR, Inc.	9,900	252,846
Ventas, Inc.	8,400	376,824
Vornado Realty Trust	12,340	1,173,164
Weingarten Realty Investors	5,700	173,793
		11,655,854
Retail — 3.0%
AnnTaylor Stores Corp. (a)	38,500	868,175
AutoNation, Inc. (a)	36,240	373,997
Barnes & Noble, Inc.	17,700	418,782
BJ’s Wholesale Club, Inc. (a)	22,000	825,660
CVS Caremark Corp.	46,000	1,679,000
Family Dollar Stores, Inc.	9,000	209,700
Foot Locker, Inc.	12,400	186,744
The Gap, Inc.	40,700	656,084

The Home Depot, Inc.	113,900	2,714,237
Jones Apparel Group, Inc.	28,530	477,592
Limited Brands, Inc.	10,600	174,794
Liz Claiborne, Inc.	10,500	137,235
Macy’s, Inc.	27,944	525,627
McDonald’s Corp.	9,260	553,655
Penske Auto Group, Inc.	3,400	45,220
RadioShack Corp.	7,470	124,600
Sears Holdings Corp. (a)	3,910	316,710
Staples, Inc.	4,100	92,250
Wal-Mart Stores, Inc.	37,400	2,192,388
		12,572,450
Savings & Loans — 0.4%
Astoria Financial Corp.	5,860	131,088
Capitol Federal Financial	2,500	100,741
Hudson City Bancorp, Inc.	26,650	486,629
New York Community Bancorp, Inc.	29,790	495,110
Sovereign Bancorp, Inc.	24,200	230,384
Washington Federal, Inc.	5,916	110,037
		1,553,989
Semiconductors — 0.8%
Integrated Device Technology, Inc. (a)	7,600	76,152
Intel Corp.	92,900	2,061,451
Intersil Corp. Class A	5,300	127,889
LSI Corp. (a)	105,100	729,394
Novellus Systems, Inc. (a)	2,580	52,555
QLogic Corp. (a)	23,550	443,682
		3,491,123
Software — 0.3%
CA, Inc.	8,590	204,957
Compuware Corp. (a)	52,590	578,490
Dun & Bradstreet Corp.	2,200	212,608
Fidelity National Information Services, Inc.	10,600	200,870
IMS Health, Inc.	3,900	81,510
		1,278,435
Telecommunications — 5.2%
ADC Telecommunications, Inc. (a)	8,300	78,518
AT&T, Inc.	425,314	13,103,925
CenturyTel, Inc.	18,480	687,271
Embarq Corp.	6,340	290,182
Qwest Communications International, Inc.	66,090	253,125
Telephone & Data Systems, Inc.	3,830	162,392
Verizon Communications, Inc.	212,858	7,245,686
Virgin Media, Inc.	11,500	129,030
Windstream Corp.	28,662	341,651
		22,291,780
Textiles — 0.1%
Mohawk Industries, Inc. (a)	5,530	326,104

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	6,770	262,134

Transportation — 0.8%
Alexander & Baldwin, Inc.	2,700	117,153
Con-way, Inc.	4,300	217,408
Norfolk Southern Corp.	22,400	1,611,008
Overseas Shipholding Group, Inc.	5,600	441,000
Ryder System, Inc.	5,790	381,909
Tidewater, Inc.	13,230	793,006
		3,561,484
Trucking & Leasing — 0.0%
GATX Corp.	4,400	200,068

TOTAL COMMON STOCK (Cost $468,051,028)		423,189,752

TOTAL EQUITIES (Cost $468,051,028)		423,189,752

TOTAL LONG-TERM INVESTMENTS (Cost $468,051,028)		423,189,752

TOTAL INVESTMENTS — 99.3% (Cost $468,051,028) (b)		423,189,752

Other Assets/(Liabilities) — 0.7%		2,920,151

NET ASSETS — 100.0%		$426,109,903

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Enhanced Index Core Equity Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 99.7%

COMMON STOCK — 99.7%

Advertising — 0.1%
Omnicom Group, Inc.	750	32,017

Aerospace & Defense — 3.1%
Boeing Co.	1,000	61,110
General Dynamics Corp.	900	80,226
Goodrich Corp.	300	14,742
L-3 Communications Holdings, Inc.	550	54,280
Lockheed Martin Corp.	1,300	135,629
Northrop Grumman Corp.	900	60,651
Raytheon Co.	2,350	133,785
United Technologies Corp.	2,450	156,751
		697,174
Agriculture — 1.7%
Altria Group, Inc.	12,000	244,200
Lorillard, Inc. (a)	400	26,844
Philip Morris International, Inc.	1,500	77,475
Reynolds American, Inc.	600	33,498
		382,017
Airlines — 0.1%
Southwest Airlines Co.	2,100	32,739

Apparel — 0.4%
Nike, Inc. Class B	1,200	70,416
VF Corp.	400	28,632
		99,048
Auto Manufacturers — 0.1%
Ford Motor Co. (a)	4,400	21,120
General Motors Corp.	100	1,107
		22,227
Automotive & Parts — 0.2%
Johnson Controls, Inc.	1,250	37,700

Banks — 4.8%
Bank of America Corp.	9,653	317,584
The Bank of New York Mellon Corp.	2,802	99,471
BB&T Corp.	1,300	36,426
Capital One Financial Corp.	809	33,865
Comerica, Inc.	300	8,616
Fifth Third Bancorp	750	10,478
Huntington Bancshares, Inc.	500	3,510

KeyCorp	1,050	11,078
M&T Bank Corp.	200	14,076
Marshall & Ilsley Corp.	550	8,360
National City Corp.	100	473
Northern Trust Corp.	550	42,993
PNC Financial Services Group, Inc.	700	49,903
Regions Financial Corp.	1,390	13,177
State Street Corp.	800	57,312
SunTrust Banks, Inc.	650	26,689
U.S. Bancorp	4,250	130,092
Wachovia Corp.	100	1,727
Wells Fargo & Co.	6,900	208,863
Zions Bancorp	300	8,781
		1,083,474
Beverages — 1.4%
Anheuser-Busch Cos., Inc.	1,950	132,132
The Coca-Cola Co.	1,200	61,800
Coca-Cola Enterprises, Inc.	750	12,698
Constellation Brands, Inc. Class A (a)	550	11,836
Molson Coors Brewing Co. Class B	600	32,382
The Pepsi Bottling Group, Inc.	550	15,317
PepsiCo, Inc.	900	59,904
		326,069
Biotechnology — 0.5%
Amgen, Inc. (a)	2,000	125,260

Building Materials — 0.1%
Masco Corp.	750	12,368

Chemicals — 2.2%
Air Products & Chemicals, Inc.	600	57,126
Ashland, Inc.	1,700	71,009
The Dow Chemical Co.	2,700	89,937
Eastman Chemical Co.	300	17,988
Monsanto Co.	1,700	202,487
PPG Industries, Inc.	300	18,192
The Sherwin-Williams Co.	300	15,975
Sigma-Aldrich Corp.	400	24,296
		497,010
Coal — 0.0%
Massey Energy Co.	100	7,425

Commercial Services — 1.1%
Apollo Group, Inc. Class A (a)	300	18,687
Automatic Data Processing, Inc.	600	25,626
Donnelley (R.R.) & Sons Co.	350	9,345
Equifax, Inc.	450	15,791
H&R Block, Inc.	1,800	43,794
Mastercard, Inc. Class A	100	24,186
McKesson Corp.	1,000	56,287
Moody’s Corp.	600	20,886
Western Union Co.	1,650	45,606
		260,208

Computers — 6.7%
Affiliated Computer Services, Inc. Class A (a)	800	38,560
Apple, Inc. (a)	1,800	286,110
Computer Sciences Corp. (a)	250	11,843
Dell, Inc. (a)	4,800	117,936
Electronic Data Systems Corp.	950	23,569
EMC Corp. (a)	3,750	56,287
Hewlett-Packard Co.	8,550	383,040
International Business Machines Corp.	4,100	524,718
Lexmark International, Inc. Class A (a)	1,600	56,128
NetApp, Inc. (a)	650	16,607
Sun Microsystems, Inc. (a)	50	532
Teradata Corp. (a)	500	11,710
		1,527,040
Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	800	59,416
The Procter & Gamble Co.	5,682	372,057
		431,473
Distribution & Wholesale — 0.1%
Genuine Parts Co.	300	12,033
W.W. Grainger, Inc.	100	8,951
		20,984
Diversified Financial — 4.0%
American Express Co.	100	3,712
Ameriprise Financial, Inc.	510	21,675
The Charles Schwab Corp.	150	3,434
CIT Group, Inc.	400	3,392
Citigroup, Inc.	10,850	202,786
Discover Financial Services	1,250	18,313
Fannie Mae	300	3,450
Freddie Mac	100	817
The Goldman Sachs Group, Inc.	1,700	312,868
Janus Capital Group, Inc.	500	15,170
JP Morgan Chase & Co.	7,815	317,523
Legg Mason, Inc.	100	4,035
Lehman Brothers Holdings, Inc.	100	1,734
Merrill Lynch & Co., Inc.	100	2,665
Morgan Stanley	100	3,948
NYSE Euronext	100	4,724
		920,246
Electric — 3.7%
The AES Corp. (a)	100	1,614
Ameren Corp.	500	20,545
American Electric Power Co., Inc.	950	37,525
CenterPoint Energy, Inc.	2,700	42,579
Consolidated Edison, Inc.	550	21,835
Dominion Resources, Inc.	1,000	44,180
DTE Energy Co.	750	30,735
Duke Energy Corp.	5,730	100,733
Edison International	800	38,672
Entergy Corp.	300	32,076
Exelon Corp.	1,000	78,494

FirstEnergy Corp.	400	29,420
FPL Group, Inc.	800	51,624
Integrys Energy Group, Inc.	700	35,742
Pepco Holdings, Inc.	1,700	42,398
PG&E Corp.	1,150	44,310
Pinnacle West Capital Corp.	300	10,071
PPL Corp.	500	23,555
Progress Energy, Inc.	700	29,617
Public Service Enterprise Group, Inc.	1,000	41,800
Southern Co.	1,700	60,163
TECO Energy, Inc.	600	11,130
Xcel Energy, Inc.	950	19,057
		847,875
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	1,950	94,965
Molex, Inc.	400	9,812
		104,777
Electronics — 1.1%
Agilent Technologies, Inc. (a)	900	32,454
Applera Corp. Applied Biosystems Group	500	18,465
Jabil Circuit, Inc.	1,200	19,512
PerkinElmer, Inc.	450	13,095
Thermo Fisher Scientific, Inc. (a)	1,900	114,988
Tyco Electronics Ltd.	1,107	36,686
Waters Corp. (a)	200	13,671
		248,871
Engineering & Construction — 0.3%
Fluor Corp.	900	73,215
Jacobs Engineering Group, Inc. (a)	50	3,867
		77,082
Environmental Controls — 0.4%
Allied Waste Industries, Inc. (a)	1,300	15,730
Waste Management, Inc.	2,400	85,296
		101,026
Foods — 1.7%
General Mills, Inc.	1,000	64,390
Heinz (H.J.) Co.	400	20,152
The Hershey Co.	400	14,708
Kraft Foods, Inc. Class A	2,600	82,732
The Kroger Co.	2,400	67,872
McCormick & Co., Inc.	300	12,030
Safeway, Inc.	900	24,048
SuperValu, Inc.	400	10,248
Sysco Corp.	1,300	36,868
Wrigley (Wm.) Jr. Co.	700	55,272
		388,320
Forest Products & Paper — 0.0%
International Paper Co.	50	1,386

MeadWestvaco Corp.	300	8,043
		9,429
Gas — 0.5%
Nicor, Inc.	1,200	47,643
NiSource, Inc.	600	10,248
Sempra Energy	800	44,928
		102,819
Hand & Machine Tools — 0.1%
The Black & Decker Corp.	200	12,004
The Stanley Works	200	8,896
		20,900
Health Care – Products — 3.4%
Bard (C.R.), Inc.	200	18,568
Boston Scientific Corp. (a)	5,900	70,151
Covidien Ltd.	600	28,002
Johnson & Johnson	7,150	489,560
Medtronic, Inc.	2,000	105,660
St. Jude Medical, Inc. (a)	500	23,290
Zimmer Holdings, Inc. (a)	400	27,564
		762,795
Health Care – Services — 1.2%
Aetna, Inc.	1,900	77,919
Cigna Corp.	550	20,361
Coventry Health Care, Inc. (a)	400	14,148
DaVita, Inc. (a)	200	11,260
Humana, Inc. (a)	50	2,196
Laboratory Corp. of America Holdings (a)	100	6,781
Quest Diagnostics, Inc.	800	42,528
UnitedHealth Group, Inc.	2,050	57,564
WellPoint, Inc. (a)	900	47,205
		279,962
Home Builders — 0.3%
Centex Corp.	2,550	37,434
D.R. Horton, Inc.	2,550	28,356
KB Home	200	3,518
Lennar Corp. Class A	400	4,840
Pulte Homes, Inc.	300	3,663
		77,811
Home Furnishing — 0.0%
Whirlpool Corp.	100	7,610

Household Products — 0.4%
Avery Dennison Corp.	200	8,802
The Clorox Co.	250	13,625
Fortune Brands, Inc.	350	20,058
Kimberly-Clark Corp.	700	40,481
		82,966

Insurance — 4.9%
AFLAC, Inc.	2,500	139,025
Allstate Corp.	1,850	85,507
American International Group, Inc.	3,200	83,360
Aon Corp.	650	29,770
Assurant, Inc.	600	36,072
Chubb Corp.	1,850	88,874
Cincinnati Financial Corp.	596	16,593
Genworth Financial, Inc. Class A	800	12,776
The Hartford Financial Services Group, Inc.	600	38,034
Lincoln National Corp.	549	26,187
Loews Corp.	800	35,648
Marsh & McLennan Cos., Inc.	1,000	28,250
Metlife, Inc.	2,750	139,617
Principal Financial Group, Inc.	500	21,255
The Progressive Corp.	1,700	34,425
Prudential Financial, Inc.	550	37,934
Safeco Corp.	600	39,696
Torchmark Corp.	300	17,415
The Travelers Cos., Inc.	3,257	143,699
Unum Group	1,800	43,488
XL Capital Ltd. Class A	400	7,156
		1,104,781
Internet — 1.3%
Amazon.com, Inc. (a)	50	3,817
eBay, Inc. (a)	100	2,517
Expedia, Inc. (a)	450	8,807
Google, Inc. Class A (a)	200	94,750
IAC/InterActiveCorp (a)	450	7,857
Symantec Corp. (a)	4,500	94,815
VeriSign, Inc. (a)	550	17,897
Yahoo!, Inc. (a)	2,750	54,697
		285,157
Investment Companies — 0.1%
American Capital Strategies Ltd.	800	16,256

Iron & Steel — 0.7%
AK Steel Holding Corp.	400	25,323
Allegheny Technologies, Inc.	100	4,729
Nucor Corp.	1,250	71,525
United States Steel Corp.	400	64,144
		165,721
Lodging — 0.0%
Marriott International, Inc. Class A	100	2,591
Starwood Hotels & Resorts Worldwide, Inc.	100	3,429
		6,020
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	1,550	107,756

Machinery – Diversified — 0.5%
Cummins, Inc.	600	39,804
Deere & Co.	900	63,144

Rockwell Automation, Inc.	100	4,451
		107,399
Manufacturing — 4.4%
Cooper Industries Ltd. Class A	350	14,760
Danaher Corp.	1,350	107,527
Dover Corp.	800	39,704
Eastman Kodak Co.	50	732
Eaton Corp.	650	46,176
General Electric Co.	15,750	445,567
Honeywell International, Inc.	1,900	96,596
Illinois Tool Works, Inc.	948	44,414
Ingersoll-Rand Co. Ltd. Class A	650	23,400
ITT Corp.	450	30,132
Leggett & Platt, Inc.	550	10,725
Parker Hannifin Corp.	900	55,512
Textron, Inc.	350	15,215
Tyco International Ltd.	1,357	60,468
		990,928
Media — 2.7%
CBS Corp. Class B	2,650	43,354
Comcast Corp. Class A	100	2,062
The DIRECTV Group, Inc. (a)	1,300	35,126
The E.W. Scripps Co. Class A	100	692
Gannett Co., Inc.	500	9,060
The McGraw-Hill Cos., Inc.	100	4,067
Meredith Corp.	100	2,556
News Corp. Class A	4,700	66,411
Scripps Networks Interactive Class A (a)	300	12,162
Time Warner, Inc.	7,400	105,968
Viacom, Inc. Class B (a)	3,500	97,755
The Walt Disney Co.	7,600	230,660
		609,873
Mining — 0.8%
Alcoa, Inc.	50	1,688
Freeport-McMoRan Copper & Gold, Inc.	1,636	158,283
Newmont Mining Corp.	300	14,419
		174,390
Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	800	25,352
Xerox Corp.	2,800	38,192
		63,544
Oil & Gas — 12.2%
Anadarko Petroleum Corp.	1,900	110,029
Apache Corp.	1,400	157,038
Chesapeake Energy Corp.	650	32,598
Chevron Corp.	4,689	396,502
ConocoPhillips	4,093	334,071
Devon Energy Corp.	1,600	151,824
ENSCO International, Inc.	900	62,226
EOG Resources, Inc.	400	40,212
Exxon Mobil Corp.	10,150	816,364

Hess Corp.	450	45,630
Marathon Oil Corp.	1,100	54,417
Murphy Oil Corp.	400	31,892
Nabors Industries Ltd. (a)	1,200	43,752
Noble Corp.	650	33,716
Noble Energy, Inc.	750	55,402
Occidental Petroleum Corp.	3,050	240,431
Questar Corp.	500	26,440
Southwestern Energy Co. (a)	300	10,893
Sunoco, Inc.	200	8,122
Valero Energy Corp.	900	30,069
XTO Energy, Inc.	1,900	89,737
		2,771,365
Oil & Gas Services — 1.8%
BJ Services Co.	900	26,460
Halliburton Co.	1,900	85,158
National Oilwell Varco, Inc. (a)	1,050	82,561
Schlumberger Ltd.	1,050	106,680
Smith International, Inc.	300	22,456
Transocean, Inc. (a)	600	81,618
		404,933
Packaging & Containers — 0.1%
Ball Corp.	250	11,145
Bemis Co., Inc.	300	8,448
Pactiv Corp. (a)	400	9,644
		29,237
Pharmaceuticals — 5.8%
Abbott Laboratories	2,000	112,754
Allergan, Inc.	400	20,772
AmerisourceBergen Corp.	350	14,655
Cardinal Health, Inc.	800	42,984
Eli Lilly & Co.	2,250	105,997
Express Scripts, Inc. (a)	1,100	77,594
Forest Laboratories, Inc. (a)	1,300	46,163
Hospira, Inc. (a)	400	15,264
King Pharmaceuticals, Inc. (a)	500	5,755
Medco Health Solutions, Inc. (a)	600	29,748
Merck & Co., Inc.	9,600	315,840
Pfizer, Inc.	17,150	320,190
Watson Pharmaceuticals, Inc. (a)	2,100	60,711
Wyeth	3,600	146,403
		1,314,830
Pipelines — 0.5%
El Paso Corp.	2,300	41,239
Spectra Energy Corp.	1,150	31,246
The Williams Cos., Inc.	1,550	49,677
		122,162
Real Estate Investment Trusts (REITS) — 0.9%
Boston Properties, Inc.	200	19,238
Developers Diversified Realty Corp.	200	6,416
Equity Residential	1,050	45,328

HCP, Inc.	400	14,428
Host Hotels & Resorts, Inc.	1,600	20,976
Kimco Realty Corp.	300	10,587
Prologis	600	29,328
Public Storage	200	16,378
Simon Property Group, Inc.	200	18,608
Vornado Realty Trust	300	28,521
		209,808
Retail — 5.3%
Abercrombie & Fitch Co. Class A	300	16,566
AutoNation, Inc. (a)	100	1,032
AutoZone, Inc. (a)	200	26,058
Best Buy Co., Inc.	800	31,776
Big Lots, Inc. (a)	1,950	59,397
Costco Wholesale Corp.	900	56,412
CVS Caremark Corp.	3,104	113,296
Darden Restaurants, Inc.	300	9,771
Family Dollar Stores, Inc.	350	8,155
Gamestop Corp. Class A (a)	600	24,306
The Gap, Inc.	2,500	40,300
The Home Depot, Inc.	2,200	52,426
J.C. Penney Co., Inc.	100	3,083
Jones Apparel Group, Inc.	2,300	38,502
Kohl’s Corp. (a)	100	4,191
Limited Brands, Inc.	600	9,894
Lowe’s Cos., Inc.	100	2,032
Macy’s, Inc.	922	17,343
McDonald’s Corp.	2,800	167,412
Nordstrom, Inc.	100	2,874
Office Depot, Inc. (a)	100	680
Polo Ralph Lauren Corp.	200	11,834
RadioShack Corp.	550	9,174
Staples, Inc.	1,400	31,500
The TJX Cos., Inc.	2,400	80,904
Wal-Mart Stores, Inc.	5,600	328,272
Walgreen Co.	100	3,434
Yum! Brands, Inc.	1,200	42,984
		1,193,608
Savings & Loans — 0.2%
Hudson City Bancorp, Inc.	2,050	37,433
Sovereign Bancorp, Inc.	650	6,188
Washington Mutual, Inc.	1,132	6,034
		49,655
Semiconductors — 3.9%
Advanced Micro Devices, Inc. (a)	300	1,263
Altera Corp.	700	15,365
Analog Devices, Inc.	1,050	32,035
Applied Materials, Inc.	4,100	71,012
Broadcom Corp. Class A (a)	1,000	24,290
Intel Corp.	17,200	381,668
KLA-Tencor Corp.	300	11,277
Linear Technology Corp.	350	10,868
LSI Corp. (a)	6,800	47,192
MEMC Electronic Materials, Inc. (a)	500	23,105

Micron Technology, Inc. (a)	200	966
National Semiconductor Corp.	900	18,855
Novellus Systems, Inc. (a)	200	4,074
Nvidia Corp. (a)	200	2,288
QLogic Corp. (a)	3,000	56,520
Texas Instruments, Inc.	6,600	160,908
Xilinx, Inc.	800	19,864
		881,550
Software — 4.0%
Adobe Systems, Inc. (a)	2,150	88,902
Autodesk, Inc. (a)	400	12,756
BMC Software, Inc. (a)	1,250	41,113
CA, Inc.	106	2,529
Citrix Systems, Inc. (a)	400	10,656
Compuware Corp. (a)	5,100	56,100
Electronic Arts, Inc. (a)	100	4,318
Fidelity National Information Services, Inc.	300	5,734
Fiserv, Inc. (a)	300	14,346
IMS Health, Inc.	400	8,360
Intuit, Inc. (a)	750	20,498
Microsoft Corp.	16,750	430,810
Oracle Corp. (a)	9,383	202,016
		898,138
Telecommunications — 4.6%
American Tower Corp. Class A (a)	100	4,190
AT&T, Inc.	12,749	392,797
CenturyTel, Inc.	1,450	53,925
Cisco Systems, Inc. (a)	12,950	284,770
Corning, Inc.	100	2,001
Embarq Corp.	418	19,132
Frontier Communications Corp.	700	8,092
Juniper Networks, Inc. (a)	350	9,111
Qualcomm, Inc.	300	16,602
Qwest Communications International, Inc.	3,800	14,554
Sprint Nextel Corp.	800	6,512
Verizon Communications, Inc.	6,250	212,750
Windstream Corp.	1,850	22,052
		1,046,488
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	450	17,424
Mattel, Inc.	400	8,020
		25,444
Transportation — 2.0%
Burlington Northern Santa Fe Corp.	800	83,304
CSX Corp.	1,500	101,370
Norfolk Southern Corp.	1,300	93,496
Ryder System, Inc.	800	52,768

Union Pacific Corp.	1,500	123,660
		454,598

TOTAL COMMON STOCK (Cost $24,376,245)		22,660,363

TOTAL EQUITIES (Cost $24,376,245)		22,660,363

TOTAL LONG-TERM INVESTMENTS (Cost $24,376,245)		22,660,363

	Principal Amount

SHORT-TERM INVESTMENTS — 0.4%

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	97,359	97,359

Time Deposits — 0.0%
Euro Time Deposit
1.050% 4/14/08	7	7

TOTAL SHORT-TERM INVESTMENTS (Cost $97,366)		97,366

TOTAL INVESTMENTS — 100.1% (Cost $24,473,611) (c)		22,757,729

Other Assets/(Liabilities) — (0.1)%		(28,365)

NET ASSETS — 100.0%		$22,729,364

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $97,362. Collateralized by U.S. Government Agency obligations with a rate of 2.821%, maturity date of 7/25/36, and an aggregate market value, including accrued interest, of $99,480.
(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Main Street Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 99.0%

COMMON STOCK — 99.0%

Advertising — 0.0%
Harte-Hanks, Inc.	1,900	23,579

Aerospace & Defense — 3.8%
BE Aerospace, Inc. (a)	7,400	190,032
Boeing Co.	40,200	2,456,622
DRS Technologies, Inc.	1,400	110,320
Esterline Technologies Corp. (a)	1,300	63,414
General Dynamics Corp.	6,100	543,754
L-3 Communications Holdings, Inc.	8,800	868,472
Northrop Grumman Corp.	30,700	2,068,873
Raytheon Co.	34,400	1,958,392
Triumph Group, Inc.	900	47,664
United Technologies Corp.	23,500	1,503,530
		9,811,073
Agriculture — 1.7%
Altria Group, Inc.	40,300	820,105
Lorillard, Inc. (a)	13,904	933,097
Philip Morris International, Inc.	45,000	2,324,250
Reynolds American, Inc.	5,200	290,316
Universal Corp.	1,400	72,268
		4,440,036
Airlines — 0.0%
SkyWest, Inc.	2,300	35,006

Apparel — 0.0%
Carter’s, Inc. (a)	1,400	23,142
The Warnaco Group, Inc. (a)	500	20,975
Wolverine World Wide, Inc.	2,400	64,152
		108,269
Auto Manufacturers — 0.3%
Ford Motor Co. (a)	159,868	767,366
Navistar International Corp. (a)	900	50,400
Oshkosh Corp.	1,100	19,844
		837,610
Automotive & Parts — 0.3%
Autoliv, Inc.	4,300	167,872
BorgWarner, Inc.	5,000	201,600
The Goodyear Tire & Rubber Co. (a)	1,800	35,334
Lear Corp. (a)	3,500	50,435
TRW Automotive Holdings Corp. (a)	8,500	157,675

WABCO Holdings, Inc.	3,300	149,028
		761,944
Banks — 1.1%
Bank of America Corp.	38,883	1,279,251
The Bank of New York Mellon Corp.	5,200	184,600
The Colonial BancGroup, Inc.	8,300	55,278
First Horizon National Corp.	7,800	73,320
First Midwest Bancorp, Inc.	700	14,371
International Bancshares Corp.	1,000	24,600
National Penn Bancshares, Inc.	2,500	33,575
Old National Bancorp	3,000	45,540
Pacific Capital Bancorp	2,900	37,903
Park National Corp.	100	6,263
Popular, Inc.	19,200	131,904
Susquehanna Bancshares, Inc.	2,800	40,096
UnionBanCal Corp.	400	21,488
Wachovia Corp.	19,655	339,442
Webster Financial Corp.	3,500	69,510
Wells Fargo & Co.	17,100	517,617
Westamerica Bancorp	800	41,600
		2,916,358
Beverages — 1.2%
The Coca-Cola Co.	23,300	1,199,950
The Pepsi Bottling Group, Inc.	4,500	125,325
PepsiCo, Inc.	26,500	1,763,840
		3,089,115
Biotechnology — 0.8%
Amgen, Inc. (a)	19,700	1,233,811
Genentech, Inc. (a)	6,800	647,700
Martek Biosciences Corp. (a)	1,900	71,459
		1,952,970
Building Materials — 0.0%
Lennox International, Inc.	1,900	67,830

Chemicals — 2.3%
Celanese Corp. Class A	5,000	192,650
CF Industries Holdings, Inc.	1,900	310,574
Chemtura Corp.	6,700	43,684
Cytec Industries, Inc.	1,700	91,902
The Dow Chemical Co.	15,000	499,650
Ferro Corp.	200	4,352
FMC Corp.	1,400	104,118
H.B. Fuller Co.	2,700	67,500
Hercules, Inc.	8,700	174,435
Minerals Technologies, Inc.	900	58,059
Monsanto Co.	24,200	2,882,462
The Mosaic Co. (a)	7,100	903,191
NewMarket Corp.	400	24,704
Nova Chemicals Corp.	2,500	63,725
Olin Corp.	2,600	77,324
RPM International, Inc.	9,200	188,600
Terra Industries, Inc.	4,700	253,800
Valhi, Inc.	500	11,430

The Valspar Corp.	3,300	71,511
		6,023,671
Coal — 0.2%
Massey Energy Co.	3,300	245,025
Walter Industries, Inc.	1,700	178,279
		423,304
Commercial Services — 1.1%
Avis Budget Group, Inc. (a)	5,600	34,160
Chemed Corp.	200	8,560
ChoicePoint, Inc. (a)	800	38,280
Convergys Corp. (a)	4,300	54,610
Deluxe Corp.	3,200	45,760
Donnelley (R.R.) & Sons Co.	8,400	224,280
First Advantage Corp. Class A (a)	100	1,516
Gartner, Inc. (a)	2,400	58,464
H&R Block, Inc.	7,000	170,310
Healthspring, Inc. (a)	1,900	36,955
Hertz Global Holdings, Inc. (a)	16,000	136,480
Hewitt Associates, Inc. Class A (a)	5,500	202,675
Hillenbrand, Inc.	100	2,315
Korn/Ferry International (a)	300	5,250
Manpower, Inc.	3,900	187,200
Monster Worldwide, Inc. (a)	9,800	173,852
MPS Group, Inc. (a)	4,900	56,448
Net 1 UEPS Technologies, Inc. (a)	1,000	23,580
Pharmaceutical Product Development, Inc.	5,100	194,514
Rent-A-Center, Inc. (a)	3,000	63,600
Resources Connection, Inc.	1,600	37,024
Robert Half International, Inc.	8,700	220,023
Service Corp. International	14,100	134,937
TeleTech Holdings, Inc. (a)	100	1,360
United Rentals, Inc. (a)	2,270	36,729
Visa, Inc. Class A (a)	7,540	550,872
Watson Wyatt Worldwide, Inc. Class A	2,000	115,880
		2,815,634
Computers — 6.4%
Affiliated Computer Services, Inc. Class A (a)	4,400	212,080
Apple, Inc. (a)	17,000	2,702,150
Brocade Communications Systems, Inc. (a)	24,200	163,350
Cadence Design Systems, Inc. (a)	18,800	138,932
Computer Sciences Corp. (a)	5,700	270,009
Electronic Data Systems Corp.	24,500	607,845
Electronics for Imaging, Inc. (a)	400	5,604
EMC Corp. (a)	31,400	471,314
Hewlett-Packard Co.	115,200	5,160,960
International Business Machines Corp.	36,500	4,671,270
Lexmark International, Inc. Class A (a)	6,000	210,480
MICROS Systems, Inc. (a)	600	19,008
NCR Corp. (a)	8,600	230,996
Perot Systems Corp. Class A (a)	1,700	28,424
SanDisk Corp. (a)	10,400	146,640
Seagate Technology	48,800	730,536
Sun Microsystems, Inc. (a)	26,400	280,632
SYKES Enterprises, Inc. (a)	1,200	21,192

Synaptics, Inc. (a)	1,700	81,974
Synopsys, Inc. (a)	5,900	141,718
Western Digital Corp. (a)	7,700	221,683
		16,516,797
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	42,592	2,788,924

Distribution & Wholesale — 0.3%
Fastenal Co.	1,500	73,290
Fossil, Inc. (a)	600	16,068
Genuine Parts Co.	2,300	92,253
Ingram Micro, Inc. Class A (a)	11,100	204,573
LKQ Corp. (a)	10,900	223,450
Owens & Minor, Inc.	1,400	64,288
Tech Data Corp. (a)	1,100	38,357
United Stationers, Inc. (a)	700	26,831
WESCO International, Inc. (a)	1,600	60,240
		799,350
Diversified Financial — 2.5%
BlackRock, Inc.	4,700	1,018,537
Citigroup, Inc.	38,100	712,089
Discover Financial Services	18,000	263,700
The Goldman Sachs Group, Inc.	7,300	1,343,492
Invesco Ltd.	7,100	165,359
JP Morgan Chase & Co.	57,200	2,324,036
Knight Capital Group, Inc. Class A (a)	3,700	60,643
The NASDAQ OMX Group, Inc. (a)	6,800	188,836
Student Loan Corp.	200	21,786
TD Ameritrade Holding Corp. (a)	12,700	252,857
		6,351,335
Electric — 1.6%
American Electric Power Co., Inc.	4,400	173,800
Avista Corp.	2,700	61,074
DPL, Inc.	7,400	187,812
Duke Energy Corp.	106,700	1,875,786
Edison International	2,100	101,514
FirstEnergy Corp.	14,700	1,081,185
Integrys Energy Group, Inc.	4,200	214,452
Mirant Corp. (a)	7,100	217,331
Progress Energy, Inc. (a)	19,900	6,567
Reliant Energy, Inc. (a)	12,000	217,320
Sierra Pacific Resources	6,400	72,576
		4,209,417
Electrical Components & Equipment — 0.3%
Belden, Inc.	1,800	66,456
Emerson Electric Co.	8,600	418,820
Graftech International Ltd. (a)	8,000	187,600
Molex, Inc.	8,400	206,052
		878,928
Electronics — 1.2%
Agilent Technologies, Inc. (a)	19,000	685,140

Amphenol Corp. Class A	5,900	281,253
Analogic Corp.	600	43,908
Arrow Electronics, Inc. (a)	7,000	225,540
Avnet, Inc. (a)	7,700	209,902
AVX Corp.	2,700	27,189
Benchmark Electronics, Inc. (a)	3,800	55,632
Coherent, Inc. (a)	600	20,700
Cymer, Inc. (a)	700	18,543
Gentex Corp.	10,400	160,784
Jabil Circuit, Inc.	13,800	224,388
National Instruments Corp.	3,400	115,770
Plexus Corp. (a)	2,200	62,700
Technitrol, Inc.	700	9,814
Thomas & Betts Corp. (a)	4,100	169,658
Trimble Navigation Ltd. (a)	6,200	205,840
Tyco Electronics Ltd.	11,200	371,168
Varian, Inc. (a)	1,000	49,400
Vishay Intertechnology, Inc. (a)	2,600	23,322
Woodward Governor Co.	4,700	211,500
		3,172,151
Energy – Alternate Sources — 0.0%
VeraSun Energy Corp. (a)	2,000	12,300

Engineering & Construction — 0.2%
Aecom Technology Corp. (a)	6,300	179,361
KBR, Inc.	7,100	202,350
		381,711
Entertainment — 0.1%
DreamWorks Animation SKG, Inc. Class A (a)	6,400	190,080
International Speedway Corp. Class A	900	33,111
Regal Entertainment Group Class A	1,500	24,975
Speedway Motorsports, Inc.	400	7,724
		255,890
Environmental Controls — 0.9%
Nalco Holding Co.	9,100	213,850
Waste Management, Inc.	56,300	2,000,902
		2,214,752
Foods — 1.7%
ConAgra Foods, Inc.	300	6,504
Del Monte Foods Co.	3,200	27,168
Fresh Del Monte Produce, Inc. (a)	800	16,864
The Kroger Co.	93,300	2,638,524
Safeway, Inc.	59,600	1,592,512
Tyson Foods, Inc. Class A	14,900	222,010
		4,503,582
Forest Products & Paper — 0.1%
Domtar Corp. (a)	9,500	54,150
Rock-Tenn Co. Class A	2,000	71,100
		125,250

Gas — 0.0%
The Laclede Group, Inc.	1,200	50,892
South Jersey Industries, Inc.	100	3,730
WGL Holdings, Inc.	1,900	65,607
		120,229
Hand & Machine Tools — 0.3%
Kennametal, Inc.	5,900	175,584
Lincoln Electric Holdings, Inc.	2,600	208,910
Snap-on, Inc.	3,800	213,902
The Stanley Works	2,200	97,856
		696,252
Health Care – Products — 1.6%
Boston Scientific Corp. (a)	22,600	268,714
Hillenbrand Industries, Inc.	2,100	58,989
Johnson & Johnson	53,400	3,656,298
PSS World Medical, Inc. (a)	300	5,028
		3,989,029
Health Care – Services — 2.1%
Aetna, Inc.	56,900	2,333,469
Centene Corp. (a)	900	20,079
Health Net, Inc. (a)	6,900	192,924
LifePoint Hospitals, Inc. (a)	2,300	65,849
Lincare Holdings, Inc. (a)	1,200	38,664
UnitedHealth Group, Inc.	16,040	450,403
Universal Health Services, Inc. Class B	2,400	145,488
WellPoint, Inc. (a)	39,000	2,045,550
		5,292,426
Holding Company – Diversified — 0.1%
Leucadia National Corp.	4,200	188,034

Home Builders — 0.1%
Lennar Corp. Class A	9,300	112,530
NVR, Inc. (a)	400	220,928
The Ryland Group, Inc.	1,100	22,649
		356,107
Household Products — 0.0%
American Greetings Corp. Class A	1,300	19,266

Housewares — 0.0%
The Toro Co.	1,800	58,590

Insurance — 4.3%
ACE Ltd.	16,500	836,550
Allied World Assurance Holdings Ltd.	2,200	91,542
American Financial Group, Inc.	6,800	196,996
American International Group, Inc.	1,900	49,495
American National Insurance	100	9,450
Aon Corp.	2,300	105,340
Arch Capital Group Ltd. (a)	3,000	209,190
Aspen Insurance Holdings Ltd.	2,700	68,553
Assurant, Inc.	4,200	252,504

Axis Capital Holdings Ltd.	7,300	231,264
Berkshire Hathaway, Inc. Class B (a)	410	1,569,890
Brown & Brown, Inc.	8,100	142,317
Chubb Corp.	47,700	2,291,508
Cincinnati Financial Corp.	3,400	94,656
CNA Financial Corp.	6,400	170,816
Conseco, Inc. (a)	1,700	14,246
Employers Holdings, Inc.	1,300	23,166
Endurance Specialty Holdings Ltd.	2,100	64,260
Fidelity National Financial, Inc. Class A	14,800	197,728
First American Corp.	400	10,080
Genworth Financial, Inc. Class A	17,400	277,878
The Hanover Insurance Group, Inc.	3,800	163,096
Harleysville Group, Inc.	800	28,504
HCC Insurance Holdings, Inc.	4,900	110,985
IPC Holdings Ltd.	2,300	73,830
Loews Corp.	16,737	745,801
Max Capital Group Ltd.	2,000	46,940
Montpelier Re Holdings Ltd.	200	3,140
Nationwide Financial Services, Inc. Class A	900	41,715
Odyssey Re Holdings Corp.	4,700	183,629
OneBeacon Insurance Group Ltd.	900	16,290
PartnerRe Ltd.	3,000	210,960
Philadelphia Consolidated Holding Corp. (a)	2,900	169,505
Platinum Underwriters Holdings Ltd.	1,900	68,590
ProAssurance Corp. (a)	600	29,364
Protective Life Corp.	5,000	179,800
Reinsurance Group of America, Inc.	100	4,970
RenaissanceRe Holdings Ltd.	2,200	111,914
Safeco Corp.	2,700	178,632
Selective Insurance Group	1,100	23,760
StanCorp Financial Group, Inc.	3,800	187,682
State Auto Financial Corp.	100	2,891
Torchmark Corp.	300	17,415
Transatlantic Holdings, Inc.	800	46,352
The Travelers Cos., Inc.	19,400	855,928
Unitrin, Inc.	300	8,277
Unum Group	12,200	294,752
W.R. Berkley Corp.	8,500	200,770
Willis Group Holdings Ltd.	4,700	146,969
Zenith National Insurance Corp.	200	6,882
		11,066,772
Internet — 2.0%
Avocent Corp. (a)	2,300	54,694
Check Point Software Technologies Ltd. (a)	6,800	155,244
Google, Inc. Class A (a)	3,600	1,705,500
IAC/InterActiveCorp (a)	10,900	190,314
j2 Global Communications, Inc. (a)	2,600	62,322
Liberty Media Holding Corp. Interactive Class A (a)	19,300	270,779
Netflix, Inc. (a)	2,600	80,314
Priceline.com, Inc. (a)	2,000	229,900
RealNetworks, Inc. (a)	700	4,809
Symantec Corp. (a)	115,300	2,429,371
TIBCO Software, Inc. (a)	9,000	73,890
		5,257,137

Iron & Steel — 1.3%
AK Steel Holding Corp.	4,400	279,400
Nucor Corp.	36,700	2,099,974
Olympic Steel, Inc.	300	15,255
Reliance Steel & Aluminum Co.	3,300	208,428
Schnitzer Steel Industries, Inc. Class A	2,000	180,480
United States Steel Corp.	2,900	465,044
		3,248,581
Leisure Time — 0.1%
Brunswick Corp.	5,200	67,080
Callaway Golf Co.	5,400	68,472
Carnival Corp.	800	29,552
		165,104
Lodging — 0.1%
Wyndham Worldwide Corp.	11,200	200,928

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	33,500	2,328,920

Machinery – Diversified — 1.1%
Applied Industrial Technologies, Inc.	2,500	66,800
Cognex Corp.	1,300	24,505
Cummins, Inc.	28,500	1,890,690
Gardner Denver, Inc. (a)	3,800	173,280
IDEX Corp.	5,500	208,065
Intermec, Inc. (a)	300	5,646
Nordson Corp.	2,700	190,782
Wabtec Corp.	1,500	83,250
Zebra Technologies Corp. Class A (a)	3,500	107,835
		2,750,853
Manufacturing — 4.3%
3M Co.	12,500	879,875
A.O. Smith Corp.	300	11,910
Acuity Brands, Inc.	1,300	53,118
AptarGroup, Inc.	1,100	42,570
The Brink’s Co.	3,000	206,880
Ceradyne, Inc. (a)	1,300	60,255
Cooper Industries Ltd. Class A	2,800	118,076
Crane Co.	600	21,300
Dover Corp.	5,900	292,817
Eaton Corp.	300	21,312
EnPro Industries, Inc. (a)	400	14,404
General Electric Co.	158,300	4,478,307
Honeywell International, Inc.	18,100	920,204
Illinois Tool Works, Inc.	13,700	641,845
Ingersoll-Rand Co. Ltd. Class A	20,800	748,800
Koppers Holdings, Inc.	400	17,284
Parker Hannifin Corp.	25,000	1,542,000
Pentair, Inc.	2,200	76,164
Textron, Inc.	300	13,041
Tyco International Ltd.	18,950	844,412
		11,004,574

Media — 3.6%
Cablevision Systems Corp. Class A (a)	9,900	240,372
CBS Corp. Class B	93,500	1,529,660
Comcast Corp. Class A	38,200	787,684
Cox Radio, Inc. Class A (a)	1,400	13,846
The DIRECTV Group, Inc. (a)	87,100	2,353,442
Meredith Corp.	600	15,336
News Corp. Class A	33,900	479,007
Scholastic Corp.	400	10,316
Time Warner Cable, Inc. Class A (a)	22,700	645,361
Time Warner, Inc.	148,800	2,130,816
Viacom, Inc. Class B (a)	3,150	87,980
The Walt Disney Co.	34,600	1,050,110
		9,343,930
Metal Fabricate & Hardware — 0.1%
Mueller Industries, Inc.	1,800	46,206
Timken Co.	6,500	214,630
Worthington Industries, Inc.	1,700	30,158
		290,994
Mining — 2.7%
Alcoa, Inc.	68,200	2,301,750
Freeport-McMoRan Copper & Gold, Inc.	27,400	2,650,950
Kaiser Aluminum Corp.	1,100	58,025
Newmont Mining Corp.	3,100	148,676
Southern Copper Corp.	61,000	1,694,580
		6,853,981
Office Equipment/Supplies — 0.7%
Ikon Office Solutions, Inc.	5,100	72,930
Xerox Corp.	131,300	1,790,932
		1,863,862
Office Furnishings — 0.1%
Herman Miller, Inc.	2,800	73,192
HNI Corp.	600	12,990
Steelcase, Inc. Class A	5,000	49,800
		135,982
Oil & Gas — 18.1%
Anadarko Petroleum Corp.	38,700	2,241,117
Apache Corp.	23,500	2,635,995
Bois d’Arc Energy, Inc. (a)	300	6,570
Chesapeake Energy Corp.	29,400	1,474,410
Chevron Corp.	68,010	5,750,926
ConocoPhillips	58,839	4,802,439
Continental Resources, Inc. (a)	1,100	62,832
Delta Petroleum Corp. (a)	1,700	32,419
Denbury Resources, Inc. (a)	8,100	227,934
Devon Energy Corp.	8,000	759,120
Exxon Mobil Corp.	144,700	11,638,221
Grey Wolf, Inc. (a)	3,900	33,306
Hess Corp.	23,200	2,352,480
Marathon Oil Corp.	57,600	2,849,472

Mariner Energy, Inc. (a)	6,000	158,760
Murphy Oil Corp.	10,700	853,111
Noble Corp.	35,100	1,820,637
Noble Energy, Inc.	24,700	1,824,589
Occidental Petroleum Corp.	44,200	3,484,286
Patterson-UTI Energy, Inc.	7,000	198,940
Pioneer Drilling Co. (a)	400	6,356
Plains Exploration & Production Co. (a)	3,700	207,089
Rosetta Resources, Inc. (a)	2,300	54,326
Stone Energy Corp. (a)	700	35,714
Swift Energy Co. (a)	1,100	55,902
Unit Corp. (a)	2,700	182,385
Valero Energy Corp.	52,000	1,737,320
W&T Offshore, Inc.	3,400	150,484
Whiting Petroleum Corp. (a)	1,100	103,037
XTO Energy, Inc.	20,200	954,046
		46,694,223
Oil & Gas Services — 1.7%
Dresser-Rand Group, Inc. (a)	5,200	198,120
Halliburton Co.	16,100	721,602
Key Energy Services, Inc. (a)	2,000	32,120
Lufkin Industries, Inc.	800	71,360
Oil States International, Inc. (a)	3,200	175,616
Schlumberger Ltd.	22,800	2,316,480
SEACOR Holdings, Inc. (a)	700	58,569
Transocean, Inc. (a)	5,600	761,768
		4,335,635
Packaging & Containers — 0.5%
Ball Corp.	1,400	62,412
Crown Holdings, Inc. (a)	8,200	229,846
Greif, Inc. Class A	3,000	182,520
Owens-IIlinois, Inc. (a)	6,100	257,664
Sealed Air Corp.	10,200	221,340
Sonoco Products Co.	6,300	205,506
		1,159,288
Pharmaceuticals — 2.2%
Abbott Laboratories	2,800	157,752
Alpharma, Inc. Class A (a)	1,900	43,149
Cubist Pharmaceuticals, Inc. (a)	400	9,064
Eli Lilly & Co.	11,900	560,609
Endo Pharmaceuticals Holdings, Inc. (a)	400	9,260
Herbalife Ltd.	4,900	211,631
King Pharmaceuticals, Inc. (a)	20,000	230,200
Medicis Pharmaceutical Corp. Class A	900	16,524
Merck & Co., Inc.	40,100	1,319,290
NBTY, Inc. (a)	1,900	65,531
Pfizer, Inc.	140,000	2,613,800
Sepracor, Inc. (a)	9,700	169,556
Sirona Dental Systems, Inc. (a)	1,300	32,266
Warner Chilcott Ltd. Class A (a)	4,100	69,331
Watson Pharmaceuticals, Inc. (a)	7,400	213,934
		5,721,897

Pipelines — 0.4%
El Paso Corp.	400	7,172
Spectra Energy Corp.	32,800	891,176
The Williams Cos., Inc.	5,300	169,865
		1,068,213
Real Estate Investment Trusts (REITS) — 0.1%
General Growth Properties, Inc.	4,800	131,568

Retail — 4.9%
Aeropostale, Inc. (a)	6,000	193,500
American Eagle Outfitters, Inc.	9,400	131,600
AutoNation, Inc. (a)	15,600	160,992
AutoZone, Inc. (a)	2,000	260,580
bebe Stores, Inc.	3,400	35,258
Best Buy Co., Inc.	54,600	2,168,712
Big Lots, Inc. (a)	6,500	197,990
Bob Evans Farms, Inc.	2,000	57,280
Casey’s General Stores, Inc.	1,800	44,280
Cash America International, Inc.	900	37,944
Chipotle Mexican Grill, Inc. Class B (a)	581	37,196
Copart, Inc. (a)	1,900	83,334
Dollar Tree, Inc. (a)	6,000	225,000
Dress Barn, Inc. (a)	4,300	69,359
Foot Locker, Inc.	2,300	34,638
The Gap, Inc.	126,000	2,031,120
Hanesbrands, Inc. (a)	7,100	152,224
Jack in the Box, Inc. (a)	1,200	25,896
Jones Apparel Group, Inc.	3,300	55,242
Limited Brands, Inc.	13,200	217,668
Liz Claiborne, Inc.	4,100	53,587
Longs Drug Stores Corp.	600	28,050
McDonald’s Corp.	7,500	448,425
MSC Industrial Direct Co., Inc. Class A	4,100	195,570
Office Depot, Inc. (a)	14,900	101,320
Papa John’s International, Inc. (a)	700	19,803
Penske Auto Group, Inc.	4,100	54,530
RadioShack Corp.	6,400	106,752
Ross Stores, Inc.	6,400	242,944
Sally Beauty Co., Inc. (a)	7,300	54,020
Staples, Inc.	43,800	985,500
The TJX Cos., Inc.	75,000	2,528,250
Tractor Supply Co. (a)	2,100	79,821
Urban Outfitters, Inc. (a)	6,400	211,264
Wal-Mart Stores, Inc.	20,600	1,207,572
Williams-Sonoma, Inc.	1,400	24,416
		12,561,637
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	17,900	326,854
Provident Financial Services, Inc.	500	7,295
TFS Financial Corp.	2,300	26,197
		360,346
Semiconductors — 4.8%
Altera Corp.	11,900	261,205
Amkor Technology, Inc. (a)	6,400	56,064

Analog Devices, Inc.	9,300	283,743
Applied Materials, Inc.	140,700	2,436,924
Atmel Corp. (a)	4,500	15,885
Emulex Corp. (a)	5,000	56,350
Entegris, Inc. (a)	4,000	25,320
Fairchild Semiconductor International, Inc. (a)	5,200	63,180
Integrated Device Technology, Inc. (a)	6,500	65,130
Intel Corp.	223,000	4,948,370
Intersil Corp. Class A	8,200	197,866
KLA-Tencor Corp.	6,500	244,335
Linear Technology Corp.	8,100	251,505
LSI Corp. (a)	34,700	240,818
Marvell Technology Group Ltd. (a)	17,000	251,430
MKS Instruments, Inc. (a)	2,900	59,740
National Semiconductor Corp.	11,100	232,545
QLogic Corp. (a)	4,400	82,896
Semtech Corp. (a)	4,400	64,108
Teradyne, Inc. (a)	16,800	157,416
Texas Instruments, Inc.	101,400	2,472,132
		12,466,962
Software — 4.0%
Activision Blizzard, Inc. (a)	5,000	179,900
Acxiom Corp.	400	5,136
Ansys, Inc. (a)	700	32,116
Autodesk, Inc. (a)	7,800	248,742
BMC Software, Inc. (a)	4,000	131,560
Broadridge Financial Solutions LLC	7,900	163,530
CA, Inc.	34,200	816,012
Compuware Corp. (a)	20,700	227,700
Fair Isaac Corp.	400	8,904
Intuit, Inc. (a)	10,500	286,965
Lawson Software, Inc. (a)	4,100	33,251
Metavante Technologies, Inc. (a)	600	13,356
Microsoft Corp.	244,000	6,275,680
MicroStrategy, Inc. Class A (a)	100	6,044
Open Text Corp. (a)	2,000	62,220
Oracle Corp. (a)	72,700	1,565,231
Progress Software Corp. (a)	700	20,601
Sybase, Inc. (a)	6,400	215,104
SYNNEX Corp. (a)	500	11,680
Wind River Systems, Inc. (a)	1,300	15,249
		10,318,981
Telecommunications — 5.8%
ADTRAN, Inc.	800	17,888
Amdocs Ltd. (a)	8,100	246,321
AT&T, Inc.	115,452	3,557,076
Cisco Systems, Inc. (a)	152,900	3,362,271
Clearwire Corp. Class A (a)	2,300	22,632
Corning, Inc.	24,900	498,249
EchoStar Corp. (a)	3,440	110,045
Embarq Corp.	5,800	265,466
Harris Corp.	3,900	187,785
JDS Uniphase Corp. (a)	16,700	182,531
MetroPCS Communications, Inc. (a)	9,200	152,996
NTELOS Holdings Corp.	1,000	23,910
Plantronics, Inc.	2,800	68,180

Polycom, Inc. (a)	1,200	28,320
Premiere Global Services, Inc. (a)	2,500	37,775
Qualcomm, Inc.	30,000	1,660,200
Sprint Nextel Corp.	283,627	2,308,724
Syniverse Holdings, Inc. (a)	3,600	58,320
Tekelec (a)	4,100	63,919
Telephone & Data Systems, Inc.	4,800	203,520
Tellabs, Inc. (a)	17,800	91,492
US Cellular Corp. (a)	1,200	71,580
Verizon Communications, Inc.	47,200	1,606,688
Windstream Corp.	19,000	226,480
		15,052,368
Textiles — 0.0%
UniFirst Corp.	100	4,477

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	6,300	243,936
Marvel Entertainment, Inc. (a)	1,600	55,520
Mattel, Inc.	14,000	280,700
		580,156
Transportation — 1.5%
Arkansas Best Corp.	1,800	66,852
Bristow Group, Inc. (a)	100	4,499
CSX Corp.	6,600	446,028
Hub Group, Inc. Class A (a)	2,000	77,720
Norfolk Southern Corp.	40,000	2,876,800
Overseas Shipholding Group, Inc.	2,500	196,875
Pacer International, Inc.	600	14,244
Ryder System, Inc.	3,100	204,476
YRC Worldwide, Inc. (a)	2,200	37,180
		3,924,674
Trucking & Leasing — 0.0%
GATX Corp.	1,500	68,205

TOTAL COMMON STOCK (Cost $271,310,411)		255,196,967

TOTAL EQUITIES (Cost $271,310,411)		255,196,967

WARRANTS — 0.0%

Savings & Loans — 0.0%
Dime Bancorp, Inc. Warrants, Expires 12/26/2050, Strike 0.00 (a)	14,200	3,976

TOTAL WARRANTS (Cost $2,698)		3,976

RIGHTS — 0.0%

Computers — 0.0%
Seagate Technology (b)	25,700	0

TOTAL RIGHTS (Cost $0)		0

TOTAL LONG-TERM INVESTMENTS (Cost $271,313,109)		255,200,943

	Principal Amount

SHORT-TERM INVESTMENTS — 0.9%

Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (c)	2,278,208	2,278,208

TOTAL SHORT-TERM INVESTMENTS (Cost $2,278,208)		2,278,208

TOTAL INVESTMENTS — 99.9% (Cost $273,591,317) (d)		257,479,151

Other Assets/(Liabilities) — 0.1%		198,987

NET ASSETS — 100.0%		$257,678,138

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)

Maturity value of $2,278,265. Collateralized by U.S. Government Agency obligations with a rate of 2.710%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $2,324,554.

(d)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Capital Appreciation Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 98.6%

COMMON STOCK — 98.6%

Advertising — 1.2%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	420,900	12,504,939

Aerospace & Defense — 4.4%
General Dynamics Corp.	158,100	14,093,034
Lockheed Martin Corp.	158,700	16,557,171
United Technologies Corp.	220,400	14,101,192
		44,751,397
Beverages — 0.5%
Dr Pepper Snapple Group, Inc. (a)	36,808	760,821
PepsiCo, Inc.	67,300	4,479,488
		5,240,309
Biotechnology — 1.5%
Celgene Corp. (a)	198,300	14,969,667

Chemicals — 7.1%
Monsanto Co.	302,100	35,983,131
The Mosaic Co. (a)	36,400	4,630,444
Potash Corp. of Saskatchewan, Inc.	55,300	11,296,131
Praxair, Inc.	215,240	20,174,445
		72,084,151
Commercial Services — 2.5%
Mastercard, Inc. Class A	60,400	14,746,660
Visa, Inc. Class A (a)	145,210	10,609,043
		25,355,703
Computers — 9.4%
Affiliated Computer Services, Inc. Class A (a)	255,000	12,291,000
Apple, Inc. (a)	207,900	33,045,705
Cognizant Technology Solutions Corp. Class A (a)	448,500	12,589,395
NetApp, Inc. (a)	379,100	9,686,005
Research In Motion Ltd. (a)	230,100	28,260,882
		95,872,987
Diversified Financial — 7.1%
American Express Co.	138,600	5,144,832
Bolsa de Mercadorias e Futuros - BM&F	778,000	6,853,750
The Charles Schwab Corp.	89,700	2,053,233
CME Group, Inc.	18,300	6,590,379
Credit Suisse Group	265,212	13,297,613
Fortress Investment Group LLC Class A	334,900	3,971,914
The Goldman Sachs Group, Inc.	82,240	15,135,450
IntercontinentalExchange, Inc. (a)	78,400	7,824,320

Och-Ziff Capital Management Group LLC	268,400	4,385,656
T. Rowe Price Group, Inc.	115,200	6,894,720
		72,151,867
Electronics — 1.7%
Thermo Fisher Scientific, Inc. (a)	282,700	17,109,004

Engineering & Construction — 2.7%
ABB Ltd. (a)	631,209	16,612,308
McDermott International, Inc. (a)	236,700	11,283,489
		27,895,797
Foods — 3.7%
Cadbury PLC	1,222,996	14,428,897
Nestle SA	467,018	20,441,984
Sysco Corp.	110,600	3,136,616
		38,007,497
Health Care – Products — 4.2%
Bard (C.R.), Inc.	87,100	8,086,364
Baxter International, Inc.	226,700	15,553,887
Henry Schein, Inc. (a)	166,200	8,901,672
Medtronic, Inc.	79,900	4,221,117
Stryker Corp.	87,600	5,623,044
		42,386,084
Health Care – Services — 1.4%
Aetna, Inc.	144,000	5,905,440
Covance, Inc. (a)	91,000	8,353,800
		14,259,240
Insurance — 0.9%
Prudential Financial, Inc.	131,220	9,050,243

Internet — 5.7%
Amazon.com, Inc. (a)	55,600	4,244,504
eBay, Inc. (a)	468,600	11,794,662
F5 Networks, Inc. (a)	240,500	7,010,575
Google, Inc. Class A (a)	74,400	35,247,000
		58,296,741
Lodging — 1.6%
Las Vegas Sands Corp. (a)	364,700	16,601,144

Media — 2.1%
Liberty Global, Inc. Class A (a)	309,800	8,931,534
The McGraw-Hill Cos., Inc.	182,200	7,410,074
Sirius Satellite Radio, Inc. (a)	2,922,840	4,676,544
		21,018,152
Metal Fabricate & Hardware — 0.7%
Precision Castparts Corp.	74,000	6,913,820

Oil & Gas — 5.1%
Occidental Petroleum Corp.	302,400	23,838,192
Range Resources Corp.	227,480	11,046,429
XTO Energy, Inc.	358,125	16,914,244
		51,798,865
Oil & Gas Services — 4.7%
Schlumberger Ltd.	233,000	23,672,800
Smith International, Inc.	108,400	8,062,792
Transocean, Inc. (a)	53,400	7,264,002
Weatherford International Ltd. (a)	218,200	8,232,686
		47,232,280
Pharmaceuticals — 7.4%
Allergan, Inc.	181,800	9,440,874
DENTSPLY International, Inc.	138,700	5,582,675
Express Scripts, Inc. (a)	252,300	17,797,242
Gilead Sciences, Inc. (a)	302,100	16,307,358
Roche Holding AG	98,060	18,086,143
Shire Ltd.	499,500	8,170,284
		75,384,576
Real Estate — 0.6%
Jones Lang Lasalle, Inc.	127,100	6,055,044

Retail — 4.1%
Abercrombie & Fitch Co. Class A	177,000	9,773,940
Burger King Holdings, Inc.	251,400	6,745,062
Costco Wholesale Corp.	197,100	12,354,228
Polo Ralph Lauren Corp.	207,400	12,271,858
		41,145,088
Semiconductors — 3.2%
ASML Holding NV	346,332	7,892,907
Broadcom Corp. Class A (a)	429,080	10,422,353
Microchip Technology, Inc.	264,800	8,455,064
NVIDIA Corp. (a)	504,600	5,772,624
		32,542,948
Software — 5.5%
Adobe Systems, Inc. (a)	397,760	16,447,376
Autodesk, Inc. (a)	382,800	12,207,492
Microsoft Corp.	299,590	7,705,455
MSCI, Inc. Class A (a)	174,250	5,183,937
Oracle Corp. (a)	378,400	8,146,952
Salesforce.com, Inc. (a)	90,100	5,747,479
		55,438,691
Telecommunications — 9.6%
America Movil SAB de C V Sponsored ADR (Mexico)	222,000	11,208,780
Cisco Systems, Inc. (a)	1,087,290	23,909,507
Corning, Inc.	326,900	6,541,269
Crown Castle International Corp. (a)	350,900	13,404,380
NII Holdings, Inc. (a)	277,200	15,151,752

Qualcomm, Inc.	498,600	27,592,524
		97,808,212

TOTAL COMMON STOCK (Cost $941,578,503)		1,001,874,446

TOTAL EQUITIES (Cost $941,578,503)		1,001,874,446

TOTAL LONG-TERM INVESTMENTS (Cost $941,578,503)		1,001,874,446

	Principal Amount

SHORT-TERM INVESTMENTS — 1.0%

Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	10,817,651	10,817,651

TOTAL SHORT-TERM INVESTMENTS (Cost $10,817,651)		10,817,651

TOTAL INVESTMENTS — 99.6% (Cost $952,396,154) (c)		1,012,692,097

Other Assets/(Liabilities) — 0.4%		3,594,097

NET ASSETS — 100.0%		$1,016,286,194

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)

Maturity value of $10,817,922. Collateralized by U.S. Government Agency obligations with rates ranging from 2.760%, maturity dates ranging from 8/15/36, and an aggregate market value, including accrued interest, of $11,035,595.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Core Growth Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 99.1%

COMMON STOCK — 99.1%

Advertising — 1.2%
Focus Media Holding Ltd. ADR (Cayman Islands) (a)	8,330	247,484

Aerospace & Defense — 4.4%
General Dynamics Corp.	3,116	277,760
Lockheed Martin Corp.	3,100	323,423
United Technologies Corp.	4,360	278,953
		880,136
Beverages — 0.5%
Dr. Pepper Snapple Group, Inc. (a)	622	12,857
PepsiCo, Inc.	1,300	86,528
		99,385
Biotechnology — 1.5%
Celgene Corp. (a)	3,859	291,316

Chemicals — 7.2%
Monsanto Co.	5,844	696,079
The Mosaic Co. (a)	770	97,952
Potash Corp. of Saskatchewan, Inc.	1,130	230,825
Praxair, Inc.	4,180	391,791
		1,416,647
Commercial Services — 2.5%
Mastercard, Inc. Class A	1,210	295,421
Visa, Inc. Class A (a)	2,860	208,952
		504,373
Computers — 9.5%
Affiliated Computer Services, Inc. Class A (a)	5,051	243,458
Apple, Inc. (a)	4,112	653,602
Cognizant Technology Solutions Corp. Class A (a)	8,756	245,781
NetApp, Inc. (a)	7,469	190,833
Research In Motion Ltd. (a)	4,490	551,462
		1,885,136
Diversified Financial — 7.2%
American Express Co.	2,640	97,997
Bolsa de Mercadorias e Futuros - BM&F	15,280	134,608
The Charles Schwab Corp.	1,750	40,057
CME Group, Inc.	359	129,287
Credit Suisse Group	5,135	257,467
Fortress Investment Group LLC Class A	6,700	79,462
The Goldman Sachs Group, Inc.	1,650	303,666
IntercontinentalExchange, Inc. (a)	1,540	153,692

Och-Ziff Capital Management Group LLC	5,290	86,439
T. Rowe Price Group, Inc.	2,260	135,261
		1,417,936
Electronics — 1.7%
Thermo Fisher Scientific, Inc. (a)	5,480	331,650

Engineering & Construction — 2.8%
ABB Ltd. (a)	12,344	324,872
McDermott International, Inc. (a)	4,630	220,712
		545,584
Foods — 3.7%
Cadbury Schweppes PLC	23,561	277,972
Nestle SA	9,133	399,763
Sysco Corp.	2,132	60,464
		738,199
Health Care – Products — 4.2%
Bard (C.R.), Inc.	1,715	159,221
Baxter International, Inc.	4,410	302,570
Henry Schein, Inc. (a)	3,192	170,963
Medtronic, Inc.	1,600	84,528
Stryker Corp.	1,790	114,900
		832,182
Health Care – Services — 1.4%
Aetna, Inc.	2,780	114,008
Covance, Inc. (a)	1,760	161,568
		275,576
Insurance — 0.9%
Prudential Financial, Inc.	2,592	178,770

Internet — 5.9%
Amazon.com, Inc. (a)	1,120	85,501
eBay, Inc. (a)	9,153	230,381
F5 Networks, Inc. (a)	4,726	137,763
Google, Inc. Class A (a)	1,490	705,887
		1,159,532
Lodging — 1.6%
Las Vegas Sands Corp. (a)	7,146	325,286

Media — 2.1%
Liberty Global, Inc. Class A (a)	5,970	172,115
The McGraw-Hill Cos., Inc.	3,530	143,565
Sirius Satellite Radio, Inc. (a)	57,431	91,890
		407,570
Metal Fabricate & Hardware — 0.7%
Precision Castparts Corp.	1,490	139,211

Oil & Gas — 5.1%
Occidental Petroleum Corp.	5,903	465,333
Range Resources Corp.	4,380	212,693
XTO Energy, Inc.	6,922	326,926
		1,004,952
Oil & Gas Services — 4.6%
Schlumberger Ltd.	4,526	459,841
Smith International, Inc.	2,110	156,942
Transocean, Inc. (a)	1,020	138,751
Weatherford International Ltd. (a)	4,300	162,239
		917,773
Pharmaceuticals — 7.4%
Allergan, Inc.	3,462	179,782
DENTSPLY International, Inc.	2,760	111,090
Express Scripts, Inc. (a)	4,960	349,878
Gilead Sciences, Inc. (a)	5,904	318,698
Roche Holding AG	1,919	353,940
Shire Ltd.	9,680	158,335
		1,471,723
Real Estate — 0.6%
Jones Lang Lasalle, Inc.	2,440	116,242

Retail — 4.0%
Abercrombie & Fitch Co. Class A	3,490	192,718
Burger King Holdings, Inc.	4,870	130,662
Costco Wholesale Corp.	3,800	238,184
Polo Ralph Lauren Corp.	4,021	237,922
		799,486
Semiconductors — 3.2%
ASML Holding NV	6,778	154,471
Broadcom Corp. Class A (a)	8,308	201,801
Microchip Technology, Inc.	5,140	164,120
Nvidia Corp. (a)	9,900	113,256
		633,648
Software — 5.5%
Adobe Systems, Inc. (a)	7,696	318,230
Autodesk, Inc. (a)	7,447	237,485
Microsoft Corp.	5,824	149,793
MSCI, Inc. Class A (a)	3,400	101,150
Oracle Corp. (a)	7,400	159,322
Salesforce.com, Inc. (a)	1,820	116,098
		1,082,078
Telecommunications — 9.7%
America Movil SAB de CV Sponsored ADR (Mexico)	4,310	217,612
Cisco Systems, Inc. (a)	21,244	467,155
Corning, Inc.	6,383	127,724
Crown Castle International Corp. (a)	6,849	261,632
NII Holdings, Inc. (a)	5,396	294,945
Nortel Networks Corp. (a)	439	3,354

Qualcomm, Inc.	9,840	544,546
		1,916,968

TOTAL COMMON STOCK (Cost $19,935,444)		19,618,843

TOTAL EQUITIES (Cost $19,935,444)		19,618,843

TOTAL LONG-TERM INVESTMENTS (Cost $19,935,444)		19,618,843

	Principal Amount

SHORT-TERM INVESTMENTS — 0.7%

Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	141,022	141,022

TOTAL SHORT-TERM INVESTMENTS (Cost $141,022)		141,022

TOTAL INVESTMENTS — 99.8% (Cost $20,076,466) (c)		19,759,865

Other Assets/(Liabilities) — 0.2%		32,696

NET ASSETS — 100.0%		$19,792,561

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)

Maturity value of $141,026. Collateralized by U.S. Government Agency obligations with a rate of 2.810%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $144,040.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Enhanced Index Growth Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 99.4%

COMMON STOCK — 99.4%

Advertising — 0.3%
Interpublic Group of Cos., Inc. (a)	8,500	74,716
Omnicom Group, Inc.	13,600	580,584
		655,300
Aerospace & Defense — 3.0%
Alliant Techsystems, Inc. (a)	1,000	98,990
BE Aerospace, Inc. (a)	100	2,568
Boeing Co.	23,430	1,431,807
Goodrich Corp.	4,660	228,992
L-3 Communications Holdings, Inc.	5,650	557,599
Lockheed Martin Corp.	23,230	2,423,586
Northrop Grumman Corp.	1,990	134,106
Raytheon Co.	11,310	643,878
Rockwell Collins, Inc.	5,380	267,332
United Technologies Corp.	22,070	1,412,039
		7,200,897
Agriculture — 2.7%
Altria Group, Inc.	117,170	2,384,410
Lorillard, Inc. (a)	2,960	198,646
Philip Morris International, Inc.	77,570	4,006,490
		6,589,546
Apparel — 0.3%
Nike, Inc. Class B	12,490	732,913

Auto Manufacturers — 0.1%
Paccar, Inc.	6,800	286,008

Automotive & Parts — 0.1%
BorgWarner, Inc.	5,640	227,405
The Goodyear Tire & Rubber Co. (a)	100	1,963
WABCO Holdings, Inc.	100	4,516
		233,884
Banks — 0.5%
Northern Trust Corp.	10,270	802,806
State Street Corp.	5,027	360,134
		1,162,940
Beverages — 2.7%
Anheuser-Busch Cos., Inc.	13,740	931,023
Brown-Forman Corp. Class B	2,100	151,116
The Coca-Cola Co.	62,480	3,217,720
Hansen Natural Corp. (a)	100	2,286
PepsiCo, Inc.	31,370	2,087,987
		6,390,132

Biotechnology — 0.6%
Biogen Idec, Inc. (a)	9,390	655,046
Charles River Laboratories International, Inc. (a)	1,000	66,460
Invitrogen Corp. (a)	11,840	525,104
Millipore Corp. (a)	2,150	151,253
		1,397,863
Building Materials — 0.1%
Lennox International, Inc.	5,310	189,567

Chemicals — 3.3%
Air Products & Chemicals, Inc.	11,630	1,107,292
Airgas, Inc.	4,650	266,352
Albemarle Corp.	1,600	62,288
Celanese Corp. Class A	5,390	207,677
CF Industries Holdings, Inc.	3,800	621,148
FMC Corp.	800	59,496
International Flavors & Fragrances, Inc.	1,600	64,782
Monsanto Co.	27,060	3,223,117
The Mosaic Co. (a)	6,320	803,967
Praxair, Inc.	9,300	871,689
The Sherwin-Williams Co.	4,290	228,443
Sigma-Aldrich Corp.	1,970	119,658
Terra Industries, Inc.	6,400	345,600
		7,981,509
Coal — 0.7%
Alpha Natural Resources, Inc. (a)	1,900	188,005
Arch Coal, Inc.	4,100	230,871
CONSOL Energy, Inc.	5,400	401,706
Foundation Coal Holdings, Inc.	1,300	77,220
Massey Energy Co.	3,160	234,630
Peabody Energy Corp.	7,400	500,610
Walter Industries, Inc.	1,600	168,211
		1,801,253
Commercial Services — 3.6%
Accenture Ltd. Class A	33,490	1,398,542
Apollo Group, Inc. Class A (a)	7,110	442,882
Automatic Data Processing, Inc.	16,480	703,861
ChoicePoint, Inc. (a)	1,800	86,163
DeVry, Inc.	3,700	210,197
Equifax, Inc.	2,860	100,357
FTI Consulting, Inc. (a)	1,700	120,972
Global Payments, Inc.	7,650	338,818
H&R Block, Inc.	26,500	644,745
Hewitt Associates, Inc. Class A (a)	4,310	158,824
Hillenbrand, Inc.	9,200	212,980
ITT Educational Services, Inc. (a)	1,400	124,012
Manpower, Inc.	220	10,560
Mastercard, Inc. Class A	3,550	866,732
McKesson Corp.	13,700	767,063
Monster Worldwide, Inc. (a)	4,200	74,508
Robert Half International, Inc.	4,900	123,921

SAIC, Inc. (a)	26,200	494,918
Strayer Education, Inc.	800	178,160
Total System Services, Inc.	3,800	74,404
Visa, Inc. Class A (a)	5,400	394,524
Weight Watchers International, Inc.	1,130	40,409
Western Union Co.	35,920	992,829
		8,560,381
Computers — 9.8%
Affiliated Computer Services, Inc. Class A (a)	8,800	424,160
Apple, Inc. (a)	32,300	5,134,085
Brocade Communications Systems, Inc. (a)	36,130	243,877
Dell, Inc. (a)	75,500	1,855,035
DST Systems, Inc. (a)	1,820	109,983
EMC Corp. (a)	46,480	697,665
Hewlett-Packard Co.	129,880	5,818,624
IHS, Inc. Class A (a)	1,800	112,014
International Business Machines Corp.	60,170	7,700,556
NCR Corp. (a)	12,260	329,303
NetApp, Inc. (a)	11,160	285,138
Seagate Technology	11,280	168,862
Teradata Corp. (a)	8,100	189,702
Western Digital Corp. (a)	18,130	521,963
		23,590,967
Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	17,760	1,319,035
The Procter & Gamble Co.	45,557	2,983,073
		4,302,108
Distribution & Wholesale — 0.1%
Fastenal Co.	100	4,886
W.W. Grainger, Inc.	1,980	177,230
WESCO International, Inc. (a)	4,270	160,765
		342,881
Diversified Financial — 1.1%
American Express Co.	1,030	38,234
BlackRock, Inc.	700	151,697
The Charles Schwab Corp.	37,700	871,239
Eaton Vance Corp.	70	2,600
Federated Investors, Inc. Class B	2,980	97,923
Franklin Resources, Inc.	1,770	178,080
Freddie Mac	24,040	196,407
The Goldman Sachs Group, Inc.	3,960	728,798
IntercontinentalExchange, Inc. (a)	100	9,980
Janus Capital Group, Inc.	3,500	106,190
Lazard Ltd. Class A	2,000	80,576
Morgan Stanley	90	3,553
The NASDAQ OMX Group, Inc. (a)	100	2,777
NYSE Euronext	100	4,724
TD Ameritrade Holding Corp. (a)	9,760	194,321
Waddell & Reed Financial, Inc. Class A	2,500	83,304
		2,750,403

Electric — 1.8%
The AES Corp. (a)	27,100	437,394
CenterPoint Energy, Inc.	16,500	260,205
DPL, Inc.	1,730	43,907
Entergy Corp.	4,800	513,216
Exelon Corp.	20,600	1,616,972
Mirant Corp. (a)	2,010	61,526
NRG Energy, Inc. (a)	1,800	65,230
PPL Corp.	11,580	543,797
Public Service Enterprise Group, Inc.	17,700	739,860
		4,282,107
Electrical Components & Equipment — 0.9%
Ametek, Inc.	3,300	159,441
Emerson Electric Co.	30,710	1,495,577
Energizer Holdings, Inc. (a)	1,000	71,255
Hubbell, Inc. Class B	10,010	422,022
Molex, Inc.	2,850	69,910
		2,218,205
Electronics — 1.3%
Agilent Technologies, Inc. (a)	16,520	595,711
Amphenol Corp. Class A	7,340	349,898
Applera Corp. Applied Biosystems Group	8,450	312,058
Dolby Laboratories, Inc. Class A (a)	4,930	200,602
FLIR Systems, Inc. (a)	4,200	171,108
Garmin Ltd.	40	1,427
Gentex Corp.	60	928
Itron, Inc. (a)	1,000	92,330
Jabil Circuit, Inc.	10,900	177,511
Mettler Toledo International, Inc. (a)	1,130	121,486
National Instruments Corp.	1,900	65,190
PerkinElmer, Inc.	3,170	92,247
Thermo Fisher Scientific, Inc. (a)	6,700	405,484
Trimble Navigation Ltd. (a)	3,610	119,852
Waters Corp. (a)	6,390	434,137
		3,139,969
Energy – Alternate Sources — 0.3%
Covanta Holding Corp. (a)	2,500	70,446
First Solar, Inc. (a)	2,520	718,477
		788,923
Engineering & Construction — 1.2%
Aecom Technology Corp. (a)	3,500	99,645
Fluor Corp.	15,800	1,285,330
Foster Wheeler Ltd. (a)	7,580	430,317
Jacobs Engineering Group, Inc. (a)	2,900	224,286
KBR, Inc.	9,300	265,050
McDermott International, Inc. (a)	9,470	451,435
The Shaw Group, Inc. (a)	2,480	143,344
URS Corp. (a)	1,500	62,880
		2,962,287

Entertainment — 0.0%
DreamWorks Animation SKG, Inc. Class A (a)	1,830	54,351

Environmental Controls — 0.2%
Stericycle, Inc. (a)	3,230	192,993
Waste Management, Inc.	9,710	345,093
		538,086
Foods — 1.0%
Campbell Soup Co.	2,200	80,349
General Mills, Inc.	2,580	166,126
Heinz (H.J.) Co.	6,140	309,333
The Hershey Co.	3,900	143,403
Kellogg Co.	5,240	278,034
The Kroger Co.	12,260	346,713
McCormick & Co., Inc.	1,800	72,180
Sysco Corp.	17,500	496,300
Wrigley (Wm.) Jr. Co.	7,140	563,775
		2,456,213
Forest Products & Paper — 0.1%
Plum Creek Timber Co., Inc.	2,700	132,516
Rayonier, Inc.	210	9,811
		142,327
Gas — 0.2%
Energen Corp.	7,600	457,520

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	4,700	377,645

Health Care – Products — 4.5%
Bard (C.R.), Inc.	3,550	329,582
Baxter International, Inc.	22,220	1,524,514
Beckman Coulter, Inc.	1,700	122,978
Becton, Dickinson & Co.	8,670	736,170
Edwards Lifesciences Corp. (a)	6,020	377,334
Gen-Probe, Inc. (a)	1,700	90,644
Henry Schein, Inc. (a)	1,470	78,733
Hillenbrand Industries, Inc.	16,300	457,867
IDEXX Laboratories, Inc. (a)	2,100	112,099
Intuitive Surgical, Inc. (a)	100	31,129
Johnson & Johnson	43,480	2,977,075
Kinetic Concepts, Inc. (a)	2,500	87,375
Medtronic, Inc.	47,390	2,503,614
St. Jude Medical, Inc. (a)	13,240	616,719
Stryker Corp.	6,400	413,631
Techne Corp. (a)	1,740	138,365
Varian Medical Systems, Inc. (a)	5,400	324,000
		10,921,829
Health Care – Services — 1.1%
Aetna, Inc.	19,200	787,392
Cigna Corp.	880	32,578
Coventry Health Care, Inc. (a)	1,125	39,791
DaVita, Inc. (a)	1,900	106,115
Humana, Inc. (a)	90	3,952

Laboratory Corp. of America Holdings (a)	2,310	156,110
Lincare Holdings, Inc. (a)	13,350	430,137
Pediatrix Medical Group, Inc. (a)	1,370	66,650
Quest Diagnostics, Inc.	10,400	552,864
UnitedHealth Group, Inc.	9,610	269,849
WellPoint, Inc. (a)	1,700	90,227
		2,535,665
Home Builders — 0.1%
NVR, Inc. (a)	560	309,299

Household Products — 0.2%
Church & Dwight Co., Inc.	4,030	221,126
The Clorox Co.	1,580	86,110
Kimberly-Clark Corp.	3,670	212,236
		519,472
Housewares — 0.0%
The Toro Co.	1,240	40,362

Insurance — 1.1%
AFLAC, Inc.	40,190	2,234,966
Erie Indemnity Co. Class A	90	3,933
Philadelphia Consolidated Holding Corp. (a)	740	43,253
Prudential Financial, Inc.	40	2,759
Transatlantic Holdings, Inc.	5,920	343,004
W.R. Berkley Corp.	2,940	69,443
		2,697,358
Internet — 2.5%
Akamai Technologies, Inc. (a)	3,100	72,049
eBay, Inc. (a)	48,730	1,226,534
Google, Inc. Class A (a)	5,350	2,534,562
McAfee, Inc. (a)	6,430	210,583
Priceline.com, Inc. (a)	2,900	333,355
Sohu.com, Inc. (a)	5,400	407,592
VeriSign, Inc. (a)	10,040	326,702
Yahoo!, Inc. (a)	42,480	844,927
		5,956,304
Iron & Steel — 1.5%
AK Steel Holding Corp.	5,170	328,295
Carpenter Technology Corp.	980	37,926
Cleveland-Cliffs, Inc.	3,540	383,771
Nucor Corp.	4,460	255,201
Schnitzer Steel Industries, Inc. Class A	5,900	532,416
Steel Dynamics, Inc.	14,480	458,727
United States Steel Corp.	9,500	1,523,420
		3,519,756
Leisure Time — 0.1%
Harley-Davidson, Inc.	4,300	164,321

Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	100	3,429

Machinery – Construction & Mining — 1.2%
Bucyrus International, Inc. Class A	2,300	161,023
Caterpillar, Inc.	33,860	2,353,947
Joy Global, Inc.	4,200	303,324
		2,818,294
Machinery – Diversified — 1.1%
AGCO Corp. (a)	2,090	125,087
Cummins, Inc.	11,960	793,426
Deere & Co.	13,380	938,741
Flowserve Corp.	1,140	152,008
Graco, Inc.	1,900	68,837
IDEX Corp.	1,550	58,637
The Manitowoc Co., Inc.	3,720	98,059
Rockwell Automation, Inc.	100	4,451
Roper Industries, Inc.	2,750	168,245
Zebra Technologies Corp. Class A (a)	4,550	140,185
		2,547,676
Manufacturing — 3.2%
3M Co.	21,880	1,540,133
The Brink’s Co.	2,600	179,296
Cooper Industries Ltd. Class A	4,140	174,584
Danaher Corp.	12,510	996,422
Donaldson Co., Inc.	2,300	103,753
Dover Corp.	11,430	567,271
Eaton Corp.	3,150	223,776
Harsco Corp.	1,910	103,331
Honeywell International, Inc.	29,560	1,502,830
Illinois Tool Works, Inc.	3,690	172,877
Ingersoll-Rand Co. Ltd. Class A	1,720	61,920
ITT Corp.	5,850	391,716
Pall Corp.	4,300	173,806
Parker Hannifin Corp.	9,900	610,632
SPX Corp.	2,300	291,594
Textron, Inc.	4,690	203,874
Tyco International Ltd.	7,700	343,112
		7,640,927
Media — 1.6%
Central European Media Enterprises Ltd. (a)	700	58,275
Comcast Corp. Class A	300	6,186
CTC Media, Inc. (a)	3,200	73,952
The DIRECTV Group, Inc. (a)	27,600	745,752
DISH Network Corp. Class A (a)	15,690	461,600
FactSet Research Systems, Inc.	100	5,767
John Wiley & Sons, Inc. Class A	9,500	430,730
The McGraw-Hill Cos., Inc.	3,270	132,991
News Corp. Class A	19,330	273,133
Sirius Satellite Radio, Inc. (a)	45,660	73,056
Time Warner Cable, Inc. Class A (a)	100	2,843
Time Warner, Inc.	17,290	247,593
Viacom, Inc. Class B (a)	29,820	832,872
The Walt Disney Co.	18,060	548,121
		3,892,871

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	60	5,606

Mining — 0.1%
Southern Copper Corp.	10,080	280,022

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	9,800	310,562

Oil & Gas — 5.9%
Cabot Oil & Gas Corp.	1,300	57,213
Chesapeake Energy Corp.	5,870	294,380
Denbury Resources, Inc. (a)	7,000	196,980
Encore Aquisition Co. (a)	800	49,496
ENSCO International, Inc.	9,100	629,174
EOG Resources, Inc.	6,000	603,180
Exxon Mobil Corp.	46,990	3,779,406
Hess Corp.	9,900	1,003,860
Holly Corp.	2,000	57,160
Mariner Energy, Inc. (a)	13,300	351,918
Murphy Oil Corp.	5,300	422,569
Nabors Industries Ltd. (a)	1,600	58,336
Noble Energy, Inc.	5,070	374,521
Occidental Petroleum Corp.	39,800	3,137,434
Patterson-UTI Energy, Inc.	15,000	426,300
Petrohawk Energy Corp. (a)	5,600	185,241
Plains Exploration & Production Co. (a)	3,800	212,686
Pride International, Inc. (a)	6,800	263,568
Questar Corp.	7,020	371,217
Quicksilver Resources, Inc. (a)	2,800	73,248
SandRidge Energy, Inc. (a)	2,500	122,225
Southwestern Energy Co. (a)	10,800	392,148
St. Mary Land & Exploration Co.	8,500	361,760
Sunoco, Inc.	3,700	150,257
Unit Corp. (a)	1,500	101,325
W&T Offshore, Inc.	8,150	360,719
Whiting Petroleum Corp. (a)	2,100	196,707
XTO Energy, Inc.	1,600	75,568
		14,308,596
Oil & Gas Services — 4.1%
Baker Hughes, Inc.	11,800	984,914
Cameron International Corp. (a)	8,280	395,453
Dresser-Rand Group, Inc. (a)	3,370	128,397
FMC Technologies, Inc. (a)	10,800	667,224
Global Industries Ltd. (a)	60	716
Halliburton Co.	36,400	1,631,448
Helix Energy Solutions Group, Inc. (a)	7,600	242,668
National Oilwell Varco, Inc. (a)	19,979	1,570,949
Oil States International, Inc. (a)	1,900	104,272
Schlumberger Ltd.	29,510	2,998,216
Smith International, Inc.	7,700	576,360
Superior Energy Services, Inc. (a)	4,350	206,320
Transocean, Inc. (a)	3,319	451,484
		9,958,421

Packaging & Containers — 0.2%
Ball Corp.	1,270	56,616
Crown Holdings, Inc. (a)	5,000	140,150
Greif, Inc. Class A	1,000	60,840
Owens-IIlinois, Inc. (a)	2,170	91,661
Packaging Corp. of America	2,800	71,456
		420,723
Pharmaceuticals — 5.0%
Abbott Laboratories	57,020	3,212,507
Allergan, Inc.	11,940	620,044
AmerisourceBergen Corp.	700	29,309
Cardinal Health, Inc.	7,800	419,094
Cephalon, Inc. (a)	2,880	210,701
DENTSPLY International, Inc.	7,050	283,762
Eli Lilly & Co.	6,120	288,313
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	150,475
Express Scripts, Inc. (a)	13,480	950,879
Forest Laboratories, Inc. (a)	13,440	477,254
Gilead Sciences, Inc. (a)	20,500	1,106,590
Herbalife Ltd.	9,540	412,033
Hospira, Inc. (a)	5,470	208,735
Medco Health Solutions, Inc. (a)	17,620	873,600
Merck & Co., Inc.	49,880	1,641,052
NBTY, Inc. (a)	2,000	68,980
Omnicare, Inc.	10,290	302,938
Perrigo Co.	4,200	147,966
Sepracor, Inc. (a)	3,780	66,074
Warner Chilcott Ltd. Class A (a)	5,360	90,638
Watson Pharmaceuticals, Inc. (a)	15,670	453,020
		12,013,964
Pipelines — 0.6%
El Paso Corp.	7,700	138,061
Equitable Resources, Inc.	5,900	308,275
The Williams Cos., Inc.	28,610	916,951
		1,363,287
Real Estate — 0.0%
The St. Joe Co.	3,100	108,593

Real Estate Investment Trusts (REITS) — 0.4%
Apartment Investment & Management Co. Class A	2,400	82,668
Camden Property Trust	1,600	78,735
Health Care, Inc.	370	18,452
The Macerich Co.	3,000	165,990
Simon Property Group, Inc.	6,500	602,095
Ventas, Inc.	870	39,028
		986,968
Retail — 7.2%
Abercrombie & Fitch Co. Class A	5,530	305,367
Advance Auto Parts, Inc.	10,140	416,653
AutoZone, Inc. (a)	3,440	448,198
Best Buy Co., Inc.	24,180	960,430
Big Lots, Inc. (a)	16,300	496,498
Burger King Holdings, Inc.	3,620	97,125
Coach, Inc. (a)	300	7,653
Copart, Inc. (a)	3,300	144,738

CVS Caremark Corp.	32,176	1,174,424
Darden Restaurants, Inc.	4,900	159,593
Dollar Tree, Inc. (a)	4,780	179,250
Family Dollar Stores, Inc.	530	12,349
Gamestop Corp. Class A (a)	8,730	353,652
The Gap, Inc.	24,500	394,940
Hanesbrands, Inc. (a)	8,950	191,888
Limited Brands, Inc.	12,300	202,827
McDonald’s Corp.	42,600	2,547,054
MSC Industrial Direct Co., Inc. Class A	1,500	71,550
Panera Bread Co. Class A (a)	3,900	197,382
Phillips-Van Heusen Corp.	2,620	92,748
Polo Ralph Lauren Corp.	3,060	181,060
Ross Stores, Inc.	11,890	451,344
Staples, Inc.	24,100	549,866
Tiffany & Co.	3,150	119,038
Tim Hortons, Inc.	6,690	181,901
The TJX Cos., Inc.	38,960	1,313,341
Urban Outfitters, Inc. (a)	6,900	227,769
Wal-Mart Stores, Inc.	83,040	4,867,805
Yum! Brands, Inc.	30,140	1,079,615
		17,426,058
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	10,420	190,269

Semiconductors — 5.1%
Advanced Micro Devices, Inc. (a)	770	3,242
Altera Corp.	24,600	539,970
Analog Devices, Inc.	23,880	728,579
Applied Materials, Inc.	43,890	760,175
Broadcom Corp. Class A (a)	32,900	799,141
Cypress Semiconductor Corp. (a)	3,000	82,222
Integrated Device Technology, Inc. (a)	6,300	63,126
Intel Corp.	249,560	5,537,736
KLA-Tencor Corp.	6,190	232,682
Linear Technology Corp.	10,120	314,226
LSI Corp. (a)	28,185	195,604
Marvell Technology Group Ltd. (a)	16,600	247,972
MEMC Electronic Materials, Inc. (a)	7,400	341,954
Microchip Technology, Inc.	200	6,386
Micron Technology, Inc. (a)	160	773
National Semiconductor Corp.	19,910	417,114
Novellus Systems, Inc. (a)	2,830	57,647
ON Semiconductor Corp. (a)	17,200	161,508
Texas Instruments, Inc.	50,550	1,232,409
Xilinx, Inc.	22,910	568,855
		12,291,321
Software — 7.5%
Activision Blizzard, Inc. (a)	24,650	886,907
Adobe Systems, Inc. (a)	41,350	1,709,822
Ansys, Inc. (a)	7,200	330,336
Autodesk, Inc. (a)	7,650	243,958
BMC Software, Inc. (a)	11,030	362,777
Broadridge Financial Solutions LLC	17,560	363,492
CA, Inc.	8,300	198,038
Cerner Corp. (a)	2,200	98,252

Citrix Systems, Inc. (a)	140	3,730
Compuware Corp. (a)	40,290	443,190
Dun & Bradstreet Corp.	1,820	175,885
Fiserv, Inc. (a)	5,350	255,837
IMS Health, Inc.	3,150	65,835
Intuit, Inc. (a)	13,260	362,396
Metavante Technologies, Inc. (a)	8,400	186,984
Microsoft Corp.	275,860	7,095,119
Nuance Communications, Inc. (a)	5,500	85,360
Oracle Corp. (a)	213,000	4,585,890
Salesforce.com, Inc. (a)	7,510	479,063
SEI Investments Co.	2,300	52,969
		17,985,840
Telecommunications — 4.0%
Amdocs Ltd. (a)	2,600	79,066
American Tower Corp. Class A (a)	13,815	578,848
Cisco Systems, Inc. (a)	232,010	5,101,900
CommScope, Inc. (a)	1,940	86,505
Corning, Inc.	9,540	190,895
Crown Castle International Corp. (a)	1,300	49,660
Embarq Corp.	4,600	210,542
Harris Corp.	4,170	200,786
Juniper Networks, Inc. (a)	19,520	508,106
Level 3 Communications, Inc. (a)	30	102
Qualcomm, Inc.	36,390	2,013,823
Qwest Communications International, Inc.	26,900	103,027
SBA Communications Corp. Class A (a)	2,570	97,377
Telephone & Data Systems, Inc.	1,640	69,536
Windstream Corp.	34,870	415,650
		9,705,823
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	5,270	204,054

Transportation — 2.5%
Burlington Northern Santa Fe Corp.	12,570	1,308,914
Con-way, Inc.	5,550	280,608
CSX Corp.	13,240	894,759
Frontline Ltd.	7,800	500,526
J.B. Hunt Transport Services, Inc.	3,600	133,319
Kirby Corp. (a)	3,240	154,613
Landstar System, Inc.	2,560	129,485
Norfolk Southern Corp.	4,760	342,339
Ryder System, Inc.	4,000	263,840
Tidewater, Inc.	210	12,587
Union Pacific Corp.	22,900	1,904,900
UTI Worldwide, Inc.	4,900	89,131
		6,015,021
Trucking & Leasing — 0.3%
GATX Corp.	13,200	600,204

TOTAL COMMON STOCK
(Cost $246,159,060)	239,329,080

TOTAL EQUITIES
(Cost $246,159,060)	239,329,080

TOTAL LONG-TERM INVESTMENTS
(Cost $246,159,060)	239,329,080

TOTAL INVESTMENTS — 99.4%
(Cost $246,159,060) (b)	239,329,080

Other Assets/(Liabilities) — 0.6%	1,348,468

NET ASSETS — 100.0%	$240,677,548

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Discovery Value Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 95.2%

COMMON STOCK — 95.2%

Aerospace & Defense — 1.3%
Goodrich Corp.	16,709	821,080

Agriculture — 1.7%
Lorillard, Inc. (a)	15,950	1,070,405

Auto Manufacturers — 2.0%
Navistar International Corp. (a)	23,252	1,302,112

Automotive & Parts — 1.1%
The Goodyear Tire & Rubber Co. (a)	35,623	699,280

Banks — 4.0%
Capital One Financial Corp.	16,000	669,760
The Colonial BancGroup, Inc.	39,848	265,388
East West Bancorp, Inc.	53,189	633,481
Julius Baer Holding AG	15,992	1,019,050
		2,587,679
Building Materials — 0.3%
Texas Industries, Inc.	3,967	205,094

Chemicals — 6.6%
Albemarle Corp.	30,992	1,206,519
Eastman Chemical Co.	19,470	1,167,421
FMC Corp.	7,750	576,367
The Lubrizol Corp.	26,652	1,327,270
		4,277,577
Coal — 1.7%
Peabody Energy Corp.	9,738	658,776
Walter Industries, Inc.	4,100	429,967
		1,088,743
Commercial Services — 1.4%
AerCap Holdings NV (a)	12,360	188,613
TeleTech Holdings, Inc. (a)	51,938	706,357
		894,970
Computers — 2.6%
Affiliated Computer Services, Inc. Class A (a)	21,250	1,024,250
Seagate Technology	44,270	662,722
		1,686,972

Diversified Financial — 4.1%
Affiliated Managers Group, Inc. (a)	10,622	917,741
Investment Technology Group, Inc. (a)	28,484	847,114
National Financial Partners Corp.	41,446	864,149
		2,629,004
Electric — 6.9%
The AES Corp. (a)	38,502	621,422
Cleco Corp.	35,422	890,155
CMS Energy Corp.	88,543	1,195,330
Dynegy, Inc. Class A (a)	79,082	532,222
Mirant Corp. (a)	17,714	542,226
NRG Energy, Inc. (a)	17,736	643,639
		4,424,994
Electrical Components & Equipment — 2.2%
Ametek, Inc.	13,273	635,246
Energizer Holdings, Inc. (a)	10,590	755,490
		1,390,736
Electronics — 3.2%
Agilent Technologies, Inc. (a)	26,623	960,025
Amphenol Corp. Class A	12,747	607,650
Waters Corp. (a)	7,180	487,809
		2,055,484
Engineering & Construction — 0.2%
Granite Construction, Inc.	4,150	131,265

Entertainment — 2.3%
Cinemark Holdings, Inc.	26,562	389,399
Pinnacle Entertainment, Inc. (a)	49,878	563,621
Scientific Games Corp. Class A (a)	17,823	540,750
		1,493,770
Foods — 1.3%
Safeway, Inc.	12,500	334,000
Smithfield Foods, Inc. (a)	24,840	533,563
		867,563
Gas — 1.4%
Southern Union Co.	35,417	925,092

Health Care – Services — 4.6%
Community Health Systems, Inc. (a)	31,368	1,034,517
Coventry Health Care, Inc. (a)	8,860	313,378
DaVita, Inc. (a)	8,880	495,948
Health Net, Inc. (a)	40,734	1,138,922
		2,982,765
Holding Company – Diversified — 2.2%
Liberty Acquisition Holdings Corp. (a)	70,800	705,168
Trian Acquisition I Corp. (a)	75,290	743,112
		1,448,280

Insurance — 6.6%
ACE Ltd.	17,713	898,049
Everest Re Group Ltd.	17,710	1,448,678
Fidelity National Financial, Inc. Class A	47,906	640,024
Protective Life Corp.	35,420	1,273,703
		4,260,454
Internet — 1.8%
McAfee, Inc. (a)	35,421	1,160,038

Investment Companies — 0.3%
Fifth Street Finance Corp. (a)	17,500	168,525

Iron & Steel — 1.3%
Carpenter Technology Corp.	11,992	464,090
United States Steel Corp.	2,200	352,792
		816,882
Machinery – Construction & Mining — 1.0%
Joy Global, Inc.	8,858	639,725

Media — 2.2%
Liberty Global, Inc. Class A (a)	24,794	714,811
Liberty Global, Inc. Class C (a)	24,789	679,219
		1,394,030
Mining — 0.6%
Teck Cominico Ltd. Class B	7,900	363,163

Oil & Gas — 3.3%
Cabot Oil & Gas Corp.	14,170	623,622
Delta Petroleum Corp. (a)	26,567	506,633
Murphy Oil Corp.	6,979	556,435
Range Resources Corp.	8,888	431,601
		2,118,291
Oil & Gas Services — 2.5%
Exterran Holdings, Inc. (a)	12,840	724,690
National Oilwell Varco, Inc. (a)	6,194	487,034
Weatherford International Ltd. (a)	10,626	400,919
		1,612,643
Pharmaceuticals — 1.1%
Hospira, Inc. (a)	17,780	678,485

Pipelines — 0.8%
Equitable Resources, Inc.	9,740	508,915

Real Estate Investment Trusts (REITS) — 3.0%
BioMed Realty Trust, Inc.	17,706	456,815
General Growth Properties, Inc.	26,550	727,736
SL Green Realty Corp.	8,860	738,392
		1,922,943

Retail — 3.5%
Advance Auto Parts, Inc.	11,813	485,396
Chico’s FAS, Inc. (a)	53,220	296,435
Longs Drug Stores Corp.	13,282	620,934
OfficeMax, Inc.	26,585	339,225
Phillips-Van Heusen Corp.	15,020	531,708
		2,273,698
Savings & Loans — 1.5%
NewAlliance Bancshares, Inc.	73,767	957,496

Semiconductors — 2.7%
Lam Research Corp. (a)	29,220	961,046
Varian Semiconductor Equipment Associates, Inc. (a)	26,569	776,346
		1,737,392
Software — 2.3%
Electronic Arts, Inc. (a)	21,068	909,716
THQ, Inc. (a)	39,848	604,893
		1,514,609
Telecommunications — 3.4%
ADC Telecommunications, Inc. (a)	62,070	587,182
Amdocs Ltd. (a)	26,568	807,933
NII Holdings, Inc. (a)	14,180	775,079
		2,170,194
Toys, Games & Hobbies — 1.1%
Mattel, Inc.	35,420	710,171

Transportation — 3.8%
Atlas Air Worldwide Holdings, Inc. (a)	21,250	1,022,762
Capital Product Partners LP	17,710	301,247
Eagle Bulk Shipping, Inc.	8,870	257,585
Navios Maritime Holdings, Inc.	88,550	837,683
		2,419,277
Trucking & Leasing — 1.3%
Aircastle Ltd.	79,140	866,583

TOTAL COMMON STOCK
(Cost $70,481,807)		61,276,379

TOTAL EQUITIES
(Cost $70,481,807)		61,276,379

TOTAL LONG-TERM INVESTMENTS
(Cost $70,481,807)		61,276,379

	Principal
	Amount

SHORT-TERM INVESTMENTS — 3.3%

Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/2008, 0.900%, due 8/01/08 (b)	2,145,320	2,145,320

TOTAL REPURCHASE AGREEMENTS
(Cost $2,145,320)		2,145,320

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,145,320)		2,145,320

TOTAL INVESTMENTS — 98.5%
(Cost $72,627,127) (c)		63,421,699

Other Assets/(Liabilities) — 1.5%		988,192

NET ASSETS — 100.0%		$64,409,891

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)

Maturity value of $2,145,374. Collateralized by U.S. Government Agency obligations with a rate of 2.760%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $2,189,145.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Small Capitalization Value Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 98.7%

COMMON STOCK — 98.7%

Aerospace & Defense — 2.6%
AAR Corp. (a)	24,500	421,155
Cubic Corp.	6,400	171,008
Triumph Group, Inc.	2,500	132,400
		724,563
Airlines — 0.6%
SkyWest, Inc.	11,400	173,508

Apparel — 0.9%
Quiksilver, Inc. (a)	31,600	242,372

Automotive & Parts — 0.8%
Lear Corp. (a)	15,200	219,032

Banks — 12.7%
Bank of the Ozarks, Inc.	10,800	221,400
Centennial Bank Holdings, Inc. (a)	20,200	107,060
First Commonwealth Financial Corp.	30,036	342,410
First Merchants Corp.	16,700	350,700
Lakeland Bancorp, Inc.	9,800	112,798
National Penn Bancshares, Inc.	29,800	400,214
Old Second Bancorp, Inc.	20,834	317,094
Pacific Capital Bancorp	27,800	363,346
S&T Bancorp, Inc.	11,100	372,294
Sandy Spring Bancorp, Inc.	14,300	237,523
Sterling Bancorp	23,234	326,205
UMB Financial Corp.	6,900	379,983
		3,531,027
Building Materials — 2.8%
Comfort Systems USA, Inc.	36,100	478,686
Gibraltar Industries, Inc.	18,657	294,967
		773,653
Chemicals — 2.8%
Minerals Technologies, Inc.	5,600	361,256
PolyOne Corp. (a)	54,900	411,750
		773,006
Commercial Services — 8.0%
Advance America Cash Advance Centers, Inc.	48,301	264,206
CDI Corp.	8,400	172,872
CRA International, Inc. (a)	7,764	292,159
Deluxe Corp.	12,000	171,600

Hudson Highland Group, Inc. (a)	29,200	260,172
Korn/Ferry International (a)	24,409	427,158
Landauer, Inc.	2,400	154,392
LECG Corp. (a)	13,362	110,771
Maximus, Inc.	10,055	373,141
		2,226,471
Computers — 3.4%
CACI International, Inc. Class A (a)	5,800	260,768
Ciber, Inc. (a)	39,272	277,653
Imation Corp.	13,700	261,122
Silicon Storage Technology, Inc. (a)	46,800	149,292
		948,835
Distribution & Wholesale — 1.0%
Owens & Minor, Inc.	6,000	275,520

Diversified Financial — 2.2%
BGC Partners, Inc. Class A (a)	15,400	109,340
National Financial Partners Corp.	23,800	496,230
		605,570
Electric — 4.7%
Black Hills Corp.	8,500	274,295
CH Energy Group, Inc.	10,891	394,799
El Paso Electric Co. (a)	30,600	632,196
		1,301,290
Electronics — 2.1%
Sanmina-SCI Corp. (a)	126,600	224,082
Varian, Inc. (a)	7,100	350,740
		574,822
Engineering & Construction — 0.6%
Perini Corp. (a)	6,200	169,632

Foods — 1.3%
Ruddick Corp.	11,900	368,424

Forest Products & Paper — 1.9%
Glatfelter	35,652	521,232

Health Care – Products — 0.5%
Orthofix International NV (a)	5,300	126,087

Insurance — 3.3%
Delphi Financial Group, Inc. Class A	8,700	217,065
Platinum Underwriters Holdings Ltd.	14,900	537,890
Universal American Corp. (a)	14,900	156,301
		911,256
Internet — 0.5%
CMGI, Inc. (a)	10,600	129,744

Iron & Steel — 0.7%
Olympic Steel, Inc.	3,600	183,060

Leisure Time — 2.0%
Polaris Industries, Inc.	13,100	560,680

Machinery – Diversified — 1.0%
Applied Industrial Technologies, Inc.	10,900	291,248

Manufacturing — 3.5%
Acuity Brands, Inc.	2,700	110,322
Blount International, Inc. (a)	7,800	88,374
EnPro Industries, Inc. (a)	12,190	438,962
Federal Signal Corp.	22,873	328,685
		966,343
Metal Fabricate & Hardware — 0.6%
Mueller Industries, Inc.	7,000	179,690

Oil & Gas — 3.8%
Berry Petroleum Co. Class A	12,600	542,304
Bill Barrett Corp. (a)	5,700	234,498
Swift Energy Co. (a)	5,600	284,592
		1,061,394
Real Estate Investment Trusts (REITS) — 9.0%
Anworth Mortgage Asset Corp.	36,600	217,770
Extra Space Storage, Inc.	13,600	192,712
First Industrial Realty Trust, Inc.	14,600	361,934
Hersha Hospitality Trust	45,034	319,741
Lexington Realty Trust	25,947	373,637
National Retail Properties, Inc.	13,400	283,276
Strategic Hotels & Resorts, Inc.	45,700	360,573
Sunstone Hotel Investors, Inc.	29,900	386,906
		2,496,549
Retail — 14.6%
Cash America International, Inc.	7,300	307,768
Cato Corp. Class A	12,672	226,702
CBRL Group, Inc.	23,800	575,246
CEC Entertainment, Inc. (a)	14,200	495,012
Collective Brands, Inc. (a)	47,800	615,664
Genesco, Inc. (a)	20,400	599,760
Jack in the Box, Inc. (a)	17,300	373,334
Sonic Automotive, Inc. Class A	22,800	229,596
World Fuel Services Corp.	26,123	629,565
		4,052,647
Savings & Loans — 0.7%
Flagstar Bancorp, Inc.	44,200	196,248

Semiconductors — 2.5%
Amkor Technology, Inc. (a)	23,000	201,480
Applied Micro Circuits Corp. (a)	28,300	219,608
Veeco Instruments, Inc. (a)	15,881	258,543
		679,631
Software — 0.8%
Sybase, Inc. (a)	6,500	218,465

Telecommunications — 5.1%
Black Box Corp.	14,710	436,887
Cincinnati Bell, Inc. (a)	93,550	364,845
Consolidated Communications Holdings, Inc.	43,400	605,864
		1,407,596
Transportation — 0.5%
Arkansas Best Corp.	3,400	126,276

Water — 1.2%
California Water Service Group	8,759	321,806

TOTAL COMMON STOCK
(Cost $29,106,039)		27,337,677

TOTAL EQUITIES
(Cost $29,106,039)		27,337,677

TOTAL LONG-TERM INVESTMENTS
(Cost $29,106,039)		27,337,677

	Principal Amount

SHORT-TERM INVESTMENTS — 2.3%

Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	637,989	637,989

TOTAL SHORT-TERM INVESTMENTS
(Cost $637,989)		637,989

TOTAL INVESTMENTS — 101.0%
(Cost $29,744,028) (c)		27,975,666

Other Assets/(Liabilities) — (1.0)%		(287,716)

NET ASSETS — 100.0%		$27,687,950

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)

Maturity value of $638,005. Collateralized by U.S. Government Agency obligations with a rate of 2.760%, maturity date of 8/15/36, and an aggregate market value, including accrued interest, of $651,969.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Main Street Small Cap Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 99.9%

COMMON STOCK — 99.9%

Advertising — 0.1%
Gaiam, Inc. Class A (a)	1,200	17,592
Greenfield Online, Inc. (a)	4,200	58,128
Harte-Hanks, Inc.	3,300	40,953
Marchex, Inc. Class B	1,300	15,106
		131,779
Aerospace & Defense — 1.3%
Aerovironment, Inc. (a)	2,300	75,049
Argon ST, Inc. (a)	1,400	34,692
Cubic Corp.	5,800	154,976
Curtiss-Wright Corp.	100	5,264
DRS Technologies, Inc.	6,000	472,800
Ducommun, Inc. (a)	1,800	49,338
Esterline Technologies Corp. (a)	7,500	365,850
GenCorp, Inc. (a)	1,800	15,084
HEICO Corp.	2,300	80,086
Orbital Sciences Corp. (a)	500	12,505
Teledyne Technologies, Inc. (a)	3,600	226,440
Triumph Group, Inc.	6,200	328,352
		1,820,436
Agriculture — 0.3%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	100	445
Universal Corp.	8,700	449,094
Vector Group Ltd.	1,155	20,686
		470,225
Airlines — 0.3%
Hawaiian Holdings, Inc. (a)	12,800	112,896
Republic Airways Holdings, Inc. (a)	8,200	78,802
SkyWest, Inc.	11,800	179,596
		371,294
Apparel — 1.0%
Carter’s, Inc. (a)	8,200	135,546
Maidenform Brands, Inc. (a)	3,100	47,461
Perry Ellis International, Inc. (a)	4,600	100,050
Skechers U.S.A., Inc. Class A (a)	4,800	90,720
Steven Madden Ltd. (a)	1,000	22,490
Timberland Co. Class A (a)	1,400	20,076
True Religion Apparel, Inc. (a)	4,100	105,944
The Warnaco Group, Inc. (a)	9,900	415,305
Wolverine World Wide, Inc.	14,400	384,912
		1,322,504

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	1,400	78,400
Oshkosh Corp.	1,800	32,472
Wabash National Corp.	900	8,370
		119,242
Automotive & Parts — 0.9%
American Axle & Manufacturing Holdings, Inc.	15,300	89,964
Amerigon, Inc. (a)	400	2,648
ATC Technology Corp. (a)	3,200	80,384
Autoliv, Inc.	4,500	175,680
BorgWarner, Inc.	400	16,128
Commercial Vehicle Group, Inc. (a)	500	4,835
Cooper Tire & Rubber Co.	5,300	48,813
Exide Technologies (a)	4,800	75,840
Fuel Systems Solutions, Inc. (a)	100	3,742
Lear Corp. (a)	16,600	239,206
Superior Industries International, Inc.	2,300	38,847
Tenneco, Inc. (a)	8,000	115,360
Titan International, Inc.	1,900	87,799
TRW Automotive Holdings Corp. (a)	8,900	165,095
WABCO Holdings, Inc.	500	22,580
		1,166,921
Banks — 2.5%
BancFirst Corp.	600	28,350
Banco Latinoamericano de Exportaciones SA Class E	1,800	33,012
Bank Mutual Corp.	4,100	47,970
Chemical Financial Corp.	1,600	42,512
City Holding Co.	3,200	142,336
Community Bank System, Inc.	7,100	167,560
Community Trust Bancorp, Inc.	1,200	36,984
Encore Bancshares, Inc. (a)	1,100	18,700
First Community Bancshares, Inc.	600	21,498
First Financial Bancorp	1,600	18,080
First Horizon National Corp.	14,700	138,180
First Merchants Corp.	1,900	39,900
First Midwest Bancorp, Inc.	2,000	41,060
First Security Group, Inc.	300	2,187
FirstMerit Corp.	900	17,712
Frontier Financial Corp.	5,500	63,525
Hancock Holding Co.	300	13,467
Huntington Bancshares, Inc.	5,500	38,610
IBERIABANK Corp.	300	15,444
Independent Bank Corp.	400	10,464
International Bancshares Corp.	4,000	98,400
MainSource Financial Group, Inc.	800	14,280
National Penn Bancshares, Inc.	12,700	170,561
NBT Bancorp, Inc.	4,600	114,034
Old National Bancorp	10,700	162,426
Oriental Financial Group, Inc.	4,400	76,428
Pacific Capital Bancorp	13,400	175,138
Park National Corp.	700	43,841
Popular, Inc.	23,200	159,384
Porter Bancorp, Inc.	300	5,550
Renasant Corp.	600	10,626
Republic Bancorp, Inc. Class A	300	9,282
S&T Bancorp, Inc.	600	20,124

Simmons First National Corp. Class A	1,200	35,700
Southside Bancshares, Inc.	1,200	23,796
Sterling Bancorp	4,000	56,160
Susquehanna Bancshares, Inc.	15,600	223,392
SVB Financial Group (a)	1,000	57,590
TCF Financial Corp.	18,800	239,700
Tompkins Financial Corp.	1,000	42,710
Trustco Bank Corp. NY	1,300	11,349
UMB Financial Corp.	700	38,549
Webster Financial Corp.	13,300	264,138
WesBanco, Inc.	3,500	79,765
Westamerica Bancorp	3,100	161,200
Whitney Holding Corp.	4,400	90,464
Wilmington Trust Corp.	1,200	28,284
Wintrust Financial Corp.	800	16,520
		3,366,942
Beverages — 0.1%
Boston Beer Co., Inc. Class A (a)	900	40,761
Coca-Cola Enterprises, Inc.	1,800	30,474
Green Mountain Coffee Roasters, Inc. (a)	800	29,080
		100,315
Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	1,000	93,750
American Oriental Bioengineering, Inc. (a)	20,600	194,670
Avant Immunotherapeutics, Inc. (a)	700	11,368
BioMimetic Therapeutics, Inc. (a)	300	4,020
CryoLife, Inc. (a)	4,700	63,873
Enzo Biochem, Inc. (a)	300	4,263
Enzon Pharmaceuticals, Inc. (a)	9,600	78,528
GTx, Inc. (a)	500	9,320
Halozyme Therapeutics, Inc. (a)	600	4,806
Illumina, Inc. (a)	1,200	111,888
Martek Biosciences Corp. (a)	11,400	428,754
Momenta Pharmaceuticals, Inc. (a)	3,000	49,740
Myriad Genetics, Inc. (a)	700	46,550
RXi Pharmaceuticals Corp. (a)	541	3,922
Zymogenetics, Inc. (a)	800	6,880
		1,112,332
Building Materials — 0.8%
Aaon, Inc.	2,250	42,773
Apogee Enterprises, Inc.	3,000	51,840
Armstrong World Industries, Inc.	400	13,484
Comfort Systems USA, Inc.	11,900	157,794
Drew Industries, Inc. (a)	1,500	22,200
Gibraltar Industries, Inc.	1,300	20,553
Lennox International, Inc.	11,000	392,700
LSI Industries, Inc.	1,700	15,691
NCI Building Systems, Inc. (a)	6,100	228,506
Quanex Building Products Corp.	9,600	147,840
Universal Forest Products, Inc.	1,400	37,800
		1,131,181

Chemicals — 4.2%
American Vanguard Corp.	600	7,848
Arch Chemicals, Inc.	6,800	218,280
Balchem Corp.	900	22,725
Celanese Corp. Class A	1,200	46,236
CF Industries Holdings, Inc.	2,900	474,034
Chemtura Corp.	31,000	202,120
Ferro Corp.	8,000	174,080
FMC Corp.	400	29,748
H.B. Fuller Co.	13,200	330,000
Hercules, Inc.	24,200	485,210
ICO, Inc. (a)	4,900	23,814
Innophos Holdings, Inc.	5,300	155,661
Innospec, Inc.	4,200	74,508
Landec Corp. (a)	3,000	26,640
Minerals Technologies, Inc.	5,100	329,001
NewMarket Corp.	5,300	327,328
Nova Chemicals Corp.	8,600	219,214
Olin Corp.	18,000	535,320
OM Group, Inc. (a)	8,100	272,160
Penford Corp.	200	2,864
PolyOne Corp. (a)	13,400	100,500
Quaker Chemical Corp.	1,500	44,820
Rockwood Holdings, Inc. (a)	200	7,630
RPM International, Inc.	5,700	116,850
Schulman (A.), Inc.	5,300	123,119
Sensient Technologies Corp.	8,200	255,184
ShengdaTech, Inc. (a)	900	8,766
Stepan Co.	1,600	91,776
Terra Industries, Inc.	9,300	502,200
Valhi, Inc.	600	13,716
The Valspar Corp.	17,300	374,891
Westlake Chemical Corp.	6,400	112,064
Zep, Inc.	5,250	89,618
		5,797,925
Coal — 0.7%
Alpha Natural Resources, Inc. (a)	2,700	267,165
Massey Energy Co.	5,800	430,650
Walter Industries, Inc.	1,700	178,279
Westmoreland Coal Co. (a)	400	9,300
		885,394
Commercial Services — 6.2%
Aaron Rents, Inc.	400	10,988
ABM Industries, Inc.	2,200	52,646
Administaff, Inc.	8,300	238,293
Albany Molecular Research, Inc. (a)	4,500	68,850
AMN Healthcare Services, Inc. (a)	4,400	83,160
Avis Budget Group, Inc. (a)	28,900	176,290
Bowne & Co., Inc.	6,300	81,459
Capella Education Co. (a)	600	31,320
CBIZ, Inc. (a)	13,000	106,470
CDI Corp.	4,300	88,494
Chemed Corp.	4,200	179,760
ChoicePoint, Inc. (a)	4,500	215,325
Coinstar, Inc. (a)	4,400	151,756
Consolidated Graphics, Inc. (a)	3,000	100,500
Convergys Corp. (a)	26,400	335,280
Cornell Cos., Inc. (a)	3,800	98,990

Corvel Corp. (a)	800	26,200
CRA International, Inc. (a)	1,200	45,156
Cross Country Healthcare, Inc. (a)	2,000	31,900
Deluxe Corp.	15,800	225,940
DeVry, Inc.	2,600	147,706
Donnelley (R.R.) & Sons Co.	7,900	210,930
DynCorp International, Inc. (a)	10,100	158,974
Emergency Medical Services Corp. Class A (a)	1,500	40,530
Exlservice Holdings, Inc. (a)	200	3,010
Exponent, Inc. (a)	5,000	152,700
First Advantage Corp. Class A (a)	1,000	15,160
Forrester Research, Inc. (a)	2,400	80,880
FTI Consulting, Inc. (a)	400	28,464
Gartner, Inc. (a)	7,200	175,392
Global Cash Access Holdings, Inc. (a)	4,900	29,351
H&E Equipment Services, Inc. (a)	500	6,365
Healthcare Services Group, Inc.	300	4,983
Healthspring, Inc. (a)	20,700	402,615
Heartland Payment Systems, Inc.	3,200	73,632
Hertz Global Holdings, Inc. (a)	10,600	90,418
Hewitt Associates, Inc. Class A (a)	7,200	265,320
Hill International, Inc. (a)	5,800	98,310
Hillenbrand, Inc.	500	11,575
Hudson Highland Group, Inc. (a)	4,200	37,422
ICF International, Inc. (a)	2,400	45,456
Integrated Electrical Services, Inc. (a)	1,600	31,312
K12, Inc. (a)	190	4,803
Kelly Services, Inc. Class A	3,800	69,958
Kenexa Corp. (a)	300	5,607
Korn/Ferry International (a)	11,600	203,000
Landauer, Inc.	2,000	128,660
Manpower, Inc.	3,400	163,200
Maximus, Inc.	3,500	129,885
McGrath Rentcorp	1,400	40,292
Monro Muffler Brake, Inc.	300	5,463
Monster Worldwide, Inc. (a)	3,400	60,316
MPS Group, Inc. (a)	28,000	322,560
Navigant Consulting, Inc. (a)	5,200	96,096
Net 1 UEPS Technologies, Inc. (a)	9,700	228,726
On Assignment, Inc. (a)	1,100	9,383
PAREXEL International Corp. (a)	8,800	257,224
Pharmaceutical Product Development, Inc.	300	11,442
PHH Corp. (a)	7,200	111,528
The Providence Service Corp. (a)	700	7,630
Rent-A-Center, Inc. (a)	15,900	337,080
Resources Connection, Inc.	8,400	194,376
Robert Half International, Inc.	8,800	222,552
Rollins, Inc.	6,700	114,436
Service Corp. International	12,000	114,840
Spherion Corp. (a)	4,700	22,983
Standard Parking Corp. (a)	800	17,248
Steiner Leisure Ltd. (a)	1,200	37,080
Stewart Enterprises, Inc. Class A	14,600	130,086
Strayer Education, Inc.	100	22,270
Team, Inc. (a)	2,500	91,275
TeleTech Holdings, Inc. (a)	8,200	111,520
TrueBlue, Inc. (a)	14,200	214,420
United Rentals, Inc. (a)	13,355	216,084
Universal Technical Institute, Inc. (a)	400	5,872
Viad Corp.	6,600	201,168
Watson Wyatt Worldwide, Inc. Class A	1,800	104,292
		8,472,637

Computers — 2.9%
3PAR, Inc. (a)	3,000	24,510
Affiliated Computer Services, Inc. Class A (a)	400	19,280
Ansoft Corp. (a)	1,700	60,707
Brocade Communications Systems, Inc. (a)	39,800	268,650
CACI International, Inc. Class A (a)	2,100	94,416
Cadence Design Systems, Inc. (a)	22,000	162,580
Ciber, Inc. (a)	12,800	90,496
Computer Sciences Corp. (a)	4,000	189,480
COMSYS IT Partners, Inc. (a)	1,500	15,375
Electronic Data Systems Corp.	2,300	57,063
Electronics for Imaging, Inc. (a)	5,200	72,852
Furmanite Corp. (a)	700	6,412
Imation Corp.	6,200	118,172
Integral Systems, Inc.	2,200	103,466
InterVoice, Inc. (a)	1,800	14,724
Jack Henry & Associates, Inc.	1,400	30,226
Lexmark International, Inc. Class A (a)	6,900	242,052
Manhattan Associates, Inc. (a)	5,800	142,332
Mentor Graphics Corp. (a)	8,900	123,532
MTS Systems Corp.	2,600	108,914
NCR Corp. (a)	11,700	314,262
Ness Technologies, Inc. (a)	700	8,659
Netezza Corp. (a)	4,800	62,400
Netscout Systems, Inc. (a)	3,900	53,118
Perot Systems Corp. Class A (a)	10,500	175,560
Rackable Systems, Inc. (a)	700	8,855
Radiant Systems, Inc. (a)	5,000	57,050
SanDisk Corp. (a)	1,500	21,150
Seagate Technology	15,500	232,035
Silicon Storage Technology, Inc. (a)	6,000	19,140
STEC, Inc. (a)	13,200	132,000
Stratasys, Inc. (a)	900	13,995
SYKES Enterprises, Inc. (a)	8,100	143,046
Synaptics, Inc. (a)	8,000	385,760
Syntel, Inc.	500	16,475
Western Digital Corp. (a)	13,500	388,665
Xyratex Ltd. (a)	2,200	32,604
		4,010,013
Cosmetics & Personal Care — 0.3%
Chattem, Inc. (a)	4,600	296,562
Elizabeth Arden, Inc. (a)	1,800	29,394
Inter Parfums, Inc.	3,850	57,673
		383,629
Distribution & Wholesale — 1.6%
Beacon Roofing Supply, Inc. (a)	3,000	40,140
Chindex International, Inc. (a)	1,000	15,510
Core-Mark Holding Co., Inc. (a)	500	13,615
Houston Wire & Cable Co.	5,000	98,400
Ingram Micro, Inc. Class A (a)	4,900	90,307
LKQ Corp. (a)	6,500	133,250
Owens & Minor, Inc.	10,800	495,936

ScanSource, Inc. (a)	2,800	85,932
Tech Data Corp. (a)	11,500	401,005
United Stationers, Inc. (a)	7,600	291,308
Watsco, Inc.	2,300	114,701
WESCO International, Inc. (a)	11,800	444,270
		2,224,374
Diversified Financial — 1.4%
Advanta Corp. Class B	5,350	42,318
AmeriCredit Corp. (a)	12,800	112,256
Asset Acceptance Capital Corp. (a)	3,000	35,310
Discover Financial Services	16,700	244,655
Encore Capital Group, Inc. (a)	200	2,450
Federal Agricultural Mortgage Corp. Class C	1,100	31,526
Financial Federal Corp.	5,900	135,995
GAMCO Investors, Inc. Class A	1,800	80,496
Interactive Brokers Group, Inc. (a)	1,000	28,060
Invesco Ltd.	7,700	179,333
KBW, Inc. (a)	1,000	26,420
Knight Capital Group, Inc. Class A (a)	21,800	357,302
LaBranche & Co., Inc. (a)	6,200	42,842
MarketAxess Holdings, Inc. (a)	1,300	12,584
National Financial Partners Corp.	4,100	85,485
Ocwen Financial Corp. (a)	900	5,436
optionsXpress Holdings, Inc.	2,000	49,620
Penson Worldwide, Inc. (a)	500	9,210
Portfolio Recovery Associates, Inc. (a)	1,000	39,870
Stifel Financial Corp. (a)	950	40,005
SWS Group, Inc.	4,400	83,248
TD Ameritrade Holding Corp. (a)	7,900	157,289
TradeStation Group, Inc. (a)	600	6,468
US Global Investors, Inc. Class A	200	2,998
World Acceptance Corp. (a)	4,500	147,420
		1,958,596
Electric — 0.7%
Avista Corp.	7,800	176,436
CH Energy Group, Inc.	100	3,625
DPL, Inc.	4,300	109,134
El Paso Electric Co. (a)	1,600	33,056
Hawaiian Electric Industries, Inc.	3,000	74,220
Integrys Energy Group, Inc.	1,300	66,378
Mirant Corp. (a)	8,100	247,941
Otter Tail Corp.	200	9,068
Pike Electric Corp. (a)	2,800	49,840
Reliant Energy, Inc. (a)	5,400	97,794
UIL Holdings Corp.	2,300	71,944
Unisource Energy Corp.	2,500	76,375
		1,015,811
Electrical Components & Equipment — 1.3%
Advanced Battery Technologies, Inc. (a)	1,100	6,204
Advanced Energy Industries, Inc. (a)	6,000	82,920
Belden, Inc.	10,900	402,428
C&D Technologies, Inc. (a)	2,900	23,287
Encore Wire Corp.	5,200	94,796
Fushi Copperweld, Inc. (a)	300	4,695

Graftech International Ltd. (a)	21,900	513,555
Graham Corp.	600	53,400
INSTEEL INDUSTRIES, Inc.	3,600	63,612
Littelfuse, Inc. (a)	3,300	105,468
Molex, Inc.	6,600	161,898
Powell Industries, Inc. (a)	2,600	136,500
Superior Essex, Inc. (a)	2,800	126,056
Valence Technology, Inc. (a)	7,300	28,616
Vicor Corp.	1,600	17,440
		1,820,875
Electronics — 4.7%
American Science & Engineering, Inc.	400	22,608
Amphenol Corp. Class A	3,900	185,913
Analogic Corp.	4,900	358,582
Arrow Electronics, Inc. (a)	8,300	267,426
Avnet, Inc. (a)	6,500	177,190
AVX Corp.	3,500	35,245
Axsys Technologies, Inc. (a)	2,500	183,600
Badger Meter, Inc.	4,000	225,320
Bel Fuse, Inc. Class A	900	26,478
Benchmark Electronics, Inc. (a)	17,200	251,808
Brady Corp. Class A	5,500	201,685
Checkpoint Systems, Inc. (a)	5,400	113,778
Cogent, Inc. (a)	5,100	51,714
Coherent, Inc. (a)	1,900	65,550
CTS Corp.	8,700	111,882
Cymer, Inc. (a)	3,100	82,119
Dionex Corp. (a)	1,700	118,184
Electro Scientific Industries, Inc. (a)	2,600	40,664
Excel Technology, Inc. (a)	500	15,770
FEI Co. (a)	6,600	166,650
FLIR Systems, Inc. (a)	3,900	158,886
Gentex Corp.	2,600	40,196
II-VI, Inc. (a)	2,400	92,304
Jabil Circuit, Inc.	2,100	34,146
Methode Electronics, Inc.	5,800	64,902
Multi-Fineline Electronix, Inc. (a)	5,700	152,076
NAM TAI Electronics, Inc.	2,500	28,825
National Instruments Corp.	8,400	286,020
Newport Corp. (a)	1,600	16,784
OSI Systems, Inc. (a)	1,500	31,605
Park Electrochemical Corp.	2,500	63,350
PerkinElmer, Inc.	300	8,730
Plexus Corp. (a)	14,500	413,250
Rofin-Sinar Technologies, Inc. (a)	10,500	355,530
Rogers Corp. (a)	2,500	103,275
Sanmina-SCI Corp. (a)	18,400	32,568
Stoneridge, Inc. (a)	5,700	75,069
Technitrol, Inc.	8,600	120,572
Thomas & Betts Corp. (a)	3,200	132,416
Trimble Navigation Ltd. (a)	5,300	175,960
TTM Technologies, Inc. (a)	13,000	146,250
Varian, Inc. (a)	5,600	276,640
Vishay Intertechnology, Inc. (a)	22,100	198,237
Watts Water Technologies, Inc. Class A	3,600	106,344
Woodward Governor Co.	13,900	625,500
		6,441,601

Energy – Alternate Sources — 0.1%
Energy Conversion Devices, Inc. (a)	300	20,979
VeraSun Energy Corp. (a)	9,100	55,965
		76,944
Engineering & Construction — 0.9%
Aecom Technology Corp. (a)	5,200	148,044
Dycom Industries, Inc. (a)	6,800	107,916
Emcor Group, Inc. (a)	9,300	280,116
ENGlobal Corp. (a)	3,000	37,020
Granite Construction, Inc.	5,200	164,476
Insituform Technologies, Inc. Class A (a)	3,900	67,431
KBR, Inc.	6,400	182,400
Layne Christensen Co. (a)	1,300	59,371
Michael Baker Corp. (a)	1,100	32,406
Perini Corp. (a)	3,300	90,288
Stanley, Inc. (a)	2,500	78,075
		1,247,543
Entertainment — 0.3%
Churchill Downs, Inc.	300	11,325
DreamWorks Animation SKG, Inc. Class A (a)	6,500	193,050
International Speedway Corp. Class A	3,600	132,444
National CineMedia, Inc.	1,600	20,464
Speedway Motorsports, Inc.	3,000	57,930
Steinway Musical Instruments, Inc. (a)	700	19,404
Warner Music Group Corp.	1,800	15,012
		449,629
Environmental Controls — 1.1%
American Ecology Corp.	4,500	141,795
Calgon Carbon Corp. (a)	11,900	226,100
Casella Waste Systems, Inc. Class A (a)	700	9,044
Clean Harbors, Inc. (a)	4,600	358,984
Darling International, Inc. (a)	19,900	321,982
Metalico, Inc. (a)	5,900	90,860
Mine Safety Appliances Co.	4,800	158,592
Nalco Holding Co.	5,600	131,600
Rentech, Inc. (a)	1,300	2,470
TETRA Technologies, Inc. (a)	300	8,619
Waste Connections, Inc. (a)	3,100	112,809
		1,562,855
Foods — 1.1%
Arden Group, Inc. Class A	200	28,820
Chiquita Brands International, Inc. (a)	16,300	250,205
Del Monte Foods Co.	19,900	168,951
Diamond Foods, Inc.	3,200	77,824
Flowers Foods, Inc.	8,150	245,071
Fresh Del Monte Produce, Inc. (a)	8,800	185,504
Ingles Markets, Inc. Class A	1,200	29,184
J&J Snack Foods Corp.	500	15,835
Nash Finch Co.	3,300	130,251
Sanderson Farms, Inc.	1,300	51,662
Spartan Stores, Inc.	3,900	92,781
TreeHouse Foods, Inc. (a)	700	18,970
Tyson Foods, Inc. Class A	10,500	156,450
		1,451,508

Forest Products & Paper — 0.5%
Buckeye Technologies, Inc. (a)	1,400	13,650
Deltic Timber Corp.	1,000	60,870
Glatfelter	7,300	106,726
Mercer International, Inc. (a)	900	5,598
Potlatch Corp.	1,000	46,570
Rock-Tenn Co. Class A	11,800	419,490
Schweitzer-Mauduit International, Inc.	900	16,749
Wausau Paper Corp.	3,300	29,238
		698,891
Gas — 0.8%
The Laclede Group, Inc.	4,300	182,363
New Jersey Resources Corp.	2,300	78,407
Nicor, Inc.	300	11,946
Northwest Natural Gas Co.	4,800	217,200
Piedmont Natural Gas Co.	500	13,390
South Jersey Industries, Inc.	1,500	55,950
Southwest Gas Corp.	1,100	31,790
WGL Holdings, Inc.	13,600	469,608
		1,060,654
Hand & Machine Tools — 0.6%
Baldor Electric Co.	3,000	102,150
Kennametal, Inc.	1,500	44,640
Lincoln Electric Holdings, Inc.	1,900	152,665
Regal-Beloit Corp.	7,100	296,425
Snap-on, Inc.	2,800	157,612
		753,492
Health Care – Products — 1.6%
Abaxis, Inc. (a)	1,100	21,879
American Medical Systems Holdings, Inc. (a)	1,600	26,352
AngioDynamics, Inc. (a)	600	9,528
CONMED Corp. (a)	5,400	164,106
Cyberonics, Inc. (a)	4,700	129,814
Datascope Corp.	2,100	98,028
Edwards Lifesciences Corp. (a)	1,700	106,556
Exactech, Inc. (a)	1,300	37,362
Hanger Orthopedic Group, Inc. (a)	6,300	107,415
Hillenbrand Industries, Inc.	5,000	140,450
Invacare Corp.	1,300	30,589
IRIS International, Inc. (a)	800	13,504
Kensey Nash Corp. (a)	3,000	104,190
Luminex Corp. (a)	6,100	134,200
Masimo Corp. (a)	700	26,439
Meridian Bioscience, Inc.	600	15,606
Merit Medical Systems, Inc. (a)	4,700	94,987
Natus Medical, Inc. (a)	2,500	58,025
Nuvasive, Inc. (a)	1,200	67,404
PSS World Medical, Inc. (a)	600	10,056
Quidel Corp. (a)	6,200	125,612
Somanetics Corp. (a)	1,600	35,072
SonoSite, Inc. (a)	1,500	49,140

Spectranetics Corp. (a)	300	2,685
Steris Corp.	11,000	375,870
Symmetry Medical, Inc. (a)	700	11,697
Synovis Life Technologies, Inc. (a)	900	18,576
Vital Signs, Inc.	200	14,630
Vnus Medical Technologies, Inc. (a)	1,100	22,396
Zoll Medical Corp. (a)	4,600	144,900
		2,197,068
Health Care – Services — 1.6%
Alliance Imaging, Inc. (a)	4,700	44,556
Almost Family, Inc. (a)	800	26,280
Amedisys, Inc. (a)	1,300	83,356
AMERIGROUP Corp. (a)	8,300	210,820
AmSurg Corp. (a)	1,300	34,840
Apria Healthcare Group, Inc. (a)	7,200	138,312
Assisted Living Concepts, Inc. Class A (a)	500	2,870
Centene Corp. (a)	13,700	305,647
Kindred Healthcare, Inc. (a)	4,400	118,668
LHC Group, Inc. (a)	300	8,406
Life Sciences Research, Inc. (a)	300	10,140
LifePoint Hospitals, Inc. (a)	13,000	372,190
Lincare Holdings, Inc. (a)	12,200	393,084
Molina Healthcare, Inc. (a)	5,200	155,168
Odyssey Healthcare, Inc. (a)	2,100	19,782
Psychiatric Solutions, Inc. (a)	700	24,514
RehabCare Group, Inc. (a)	4,200	69,552
Res-Care, Inc. (a)	2,800	51,408
Skilled Healthcare Group, Inc. Class A (a)	400	5,844
Sun Healthcare Group, Inc. (a)	1,100	15,719
WellCare Health Plans, Inc. (a)	1,100	43,263
		2,134,419
Holding Company – Diversified — 0.1%
Leucadia National Corp.	3,100	138,787

Home Builders — 0.6%
Amrep Corp.	200	9,880
Cavco Industries, Inc. (a)	500	16,850
Champion Enterprises, Inc. (a)	21,900	86,505
Lennar Corp. Class A	12,100	146,410
M/I Homes, Inc.	500	9,475
NVR, Inc. (a)	200	110,464
The Ryland Group, Inc.	11,100	228,549
Thor Industries, Inc.	9,500	186,390
		794,523
Home Furnishing — 0.4%
American Woodmark Corp.	400	9,436
DTS, Inc. (a)	4,100	117,219
Ethan Allen Interiors, Inc.	5,000	125,500
Furniture Brands International, Inc.	7,600	90,212
Hooker Furniture Corp.	3,100	51,832
Kimball International, Inc. Class B	2,700	28,917
La-Z-Boy, Inc.	7,000	51,660
Sealy Corp.	1,100	7,513
TiVo, Inc. (a)	1,300	9,984
		492,273

Household Products — 0.6%
American Greetings Corp. Class A	16,600	246,012
Blyth, Inc.	8,500	123,675
CSS Industries, Inc.	1,700	48,076
Ennis, Inc.	2,600	40,170
Helen of Troy Ltd. (a)	4,900	100,744
Prestige Brands Holdings, Inc. (a)	6,400	63,488
The Scotts Miracle-Gro Co. Class A	8,500	165,580
The Standard Register Co.	2,700	23,841
WD-40 Co.	2,000	68,340
		879,926
Housewares — 0.3%
National Presto Industries, Inc.	1,000	71,480
The Toro Co.	9,700	315,735
		387,215
Insurance — 6.4%
Alleghany Corp. (a)	102	32,158
Allied World Assurance Holdings Ltd.	6,000	249,660
American Equity Investment Life Holding Co.	9,500	83,030
American Financial Group, Inc.	4,900	141,953
American Physicians Capital, Inc.	3,200	159,296
Amerisafe, Inc. (a)	5,500	99,935
Amtrust Financial Services, Inc.	9,700	141,329
Arch Capital Group Ltd. (a)	1,800	125,514
Argo Group International Holdings Ltd. (a)	512	17,428
Aspen Insurance Holdings Ltd.	18,200	462,098
Assurant, Inc.	5,800	348,696
Axis Capital Holdings Ltd.	7,300	231,264
Brown & Brown, Inc.	4,900	86,093
Cincinnati Financial Corp.	2,400	66,816
CNA Financial Corp.	5,900	157,471
CNA Surety Corp. (a)	3,400	44,166
Conseco, Inc. (a)	13,500	113,130
Darwin Professional Underwriters, Inc. (a)	1,100	34,045
Delphi Financial Group, Inc. Class A	4,700	117,265
Donegal Group, Inc. Class A	100	1,742
eHealth, Inc. (a)	300	4,356
Employers Holdings, Inc.	4,500	80,190
Endurance Specialty Holdings Ltd.	10,300	315,180
Erie Indemnity Co. Class A	100	4,370
FBL Financial Group, Inc. Class A	3,700	77,145
Fidelity National Financial, Inc. Class A	10,600	141,616
First American Corp.	1,900	47,880
FPIC Insurance Group, Inc. (a)	2,100	104,895
Genworth Financial, Inc. Class A	14,600	233,162
Hallmark Financial Services, Inc. (a)	1,100	10,637
The Hanover Insurance Group, Inc.	3,100	133,052
Harleysville Group, Inc.	4,500	160,335
HCC Insurance Holdings, Inc.	2,900	65,685
Hilb, Rogal & Hobbs Co.	600	26,010
Infinity Property & Casualty Corp.	3,300	147,048
IPC Holdings Ltd.	12,800	410,880

Max Capital Group Ltd.	15,500	363,785
Montpelier Re Holdings Ltd.	2,300	36,110
National Interstate Corp.	1,300	26,156
National Western Life Insurance Co. Class A	100	23,685
Nationwide Financial Services, Inc. Class A	1,900	88,065
Navigators Group, Inc. (a)	3,100	147,436
Odyssey Re Holdings Corp.	4,500	175,815
OneBeacon Insurance Group Ltd.	1,700	30,770
PartnerRe Ltd.	800	56,256
Philadelphia Consolidated Holding Corp. (a)	4,900	286,405
The Phoenix Companies, Inc.	8,100	78,813
Platinum Underwriters Holdings Ltd.	13,400	483,740
PMA Capital Corp. Class A (a)	500	5,005
Presidential Life Corp.	400	6,416
ProAssurance Corp. (a)	6,800	332,792
Procentury Corp.	1,500	24,675
Protective Life Corp.	4,100	147,436
Reinsurance Group of America, Inc.	600	29,820
RenaissanceRe Holdings Ltd.	1,500	76,305
RLI Corp.	3,200	174,784
Safeco Corp.	4,100	271,256
Safety Insurance Group, Inc.	1,500	63,705
SeaBright Insurance Holdings, Inc. (a)	3,000	34,500
Selective Insurance Group	8,700	187,920
StanCorp Financial Group, Inc.	3,700	182,743
State Auto Financial Corp.	1,100	31,801
Transatlantic Holdings, Inc.	1,100	63,734
United America Indemnity Ltd. Class A (a)	4,200	54,726
United Fire & Casualty Co.	300	8,151
Unitrin, Inc.	2,600	71,734
Universal American Corp. (a)	1,300	13,637
Unum Group	11,000	265,760
W.R. Berkley Corp.	8,500	200,770
Zenith National Insurance Corp.	2,200	75,702
		8,795,938
Internet — 3.0%
1-800-Flowers.com, Inc. Class A (a)	9,000	49,590
Asiainfo Holdings, Inc. (a)	9,600	132,192
Avocent Corp. (a)	12,900	306,762
Bidz.com, Inc. (a)	600	5,490
Check Point Software Technologies Ltd. (a)	5,300	120,999
CMGI, Inc. (a)	3,430	41,983
CyberSources Corp. (a)	12,328	218,822
Digital River, Inc. (a)	800	31,912
eResearch Technology, Inc. (a)	10,700	155,792
FTD Group, Inc.	1,700	24,310
Global Sources Ltd. (a)	8,060	111,389
HLTH Corp. (a)	2,200	24,068
i2 Technologies, Inc. (a)	600	7,746
IAC/InterActiveCorp (a)	6,300	109,998
Imergent, Inc.	1,900	20,330
Interwoven, Inc. (a)	7,300	102,784
j2 Global Communications, Inc. (a)	16,000	383,520
Liberty Media Holding Corp. Interactive Class A (a)	12,300	172,569
Navisite, Inc. (a)	1,800	5,868
Netflix, Inc. (a)	14,200	438,638
NIC, Inc.	5,700	41,610
Overstock.com, Inc. (a)	1,100	19,536

Priceline.com, Inc. (a)	2,900	333,355
RealNetworks, Inc. (a)	8,500	58,395
S1 Corp. (a)	15,300	124,236
Sapient Corp. (a)	21,600	139,536
Sohu.com, Inc. (a)	900	67,932
SonicWALL, Inc. (a)	5,700	33,288
Stamps.com, Inc. (a)	2,700	36,747
The TriZetto Group, Inc. (a)	900	19,629
TheStreet.com, Inc.	2,500	17,000
TIBCO Software, Inc. (a)	53,600	440,056
United Online, Inc.	18,200	197,652
Valueclick, Inc. (a)	1,400	16,660
Vignette Corp. (a)	3,700	41,662
Vocus, Inc. (a)	1,700	60,503
Zix Corp. (a)	1,900	5,282
		4,117,841
Investment Companies — 0.0%
NGP Capital Resources Co.	700	11,375

Iron & Steel — 0.8%
AK Steel Holding Corp.	4,700	298,450
Carpenter Technology Corp.	1,000	38,700
Esmark, Inc. (a)	200	3,840
Olympic Steel, Inc.	2,500	127,125
Reliance Steel & Aluminum Co.	4,100	258,956
Schnitzer Steel Industries, Inc. Class A	4,400	397,056
Shiloh Industries, Inc.	300	2,979
Universal Stainless & Alloy (a)	500	19,080
		1,146,186
Leisure Time — 0.7%
Brunswick Corp.	7,800	100,620
Callaway Golf Co.	26,100	330,948
Polaris Industries, Inc.	7,900	338,120
Town Sports International Holdings, Inc. (a)	600	5,994
WMS Industries, Inc. (a)	4,400	123,992
		899,674
Lodging — 0.2%
Marcus Corp.	2,000	31,820
Riviera Holdings Corp. (a)	100	883
Wyndham Worldwide Corp.	9,200	165,048
		197,751
Machinery – Construction & Mining — 0.1%
Astec Industries, Inc. (a)	5,000	159,600
Joy Global, Inc.	400	28,888
		188,488
Machinery – Diversified — 2.6%
Altra Holdings, Inc. (a)	2,100	35,007
Applied Industrial Technologies, Inc.	13,500	360,720
Cascade Corp.	700	30,716
Chart Industries, Inc. (a)	5,400	285,768
Cognex Corp.	10,200	192,270

Columbus McKinnon Corp. (a)	4,500	115,695
Cummins, Inc.	4,300	285,262
Gardner Denver, Inc. (a)	8,800	401,280
Gerber Scientific, Inc. (a)	1,500	17,805
Gorman-Rupp Co.	3,650	162,571
Hurco Cos., Inc. (a)	800	23,344
IDEX Corp.	4,600	174,018
Intermec, Inc. (a)	100	1,882
Kadant, Inc. (a)	4,600	98,394
Nordson Corp.	4,300	303,838
Robbins & Myers, Inc.	5,300	269,081
Tecumseh Products Co. Class A (a)	5,200	170,300
Tennant Co.	1,800	47,358
Twin Disc, Inc.	400	8,044
Wabtec Corp.	8,700	482,850
Zebra Technologies Corp. Class A (a)	3,500	107,835
		3,574,038
Manufacturing — 2.6%
A.O. Smith Corp.	7,000	277,900
Actuant Corp. Class A	10,700	325,922
Acuity Brands, Inc.	10,200	416,772
Ameron International Corp.	1,500	193,935
AptarGroup, Inc.	1,500	58,050
AZZ, Inc. (a)	3,200	146,464
Barnes Group, Inc.	13,200	298,188
Blount International, Inc. (a)	9,300	105,369
The Brink’s Co.	2,100	144,816
Carlisle Cos., Inc.	400	12,236
Ceradyne, Inc. (a)	5,900	273,465
Colfax Corp. (a)	2,440	66,587
EnPro Industries, Inc. (a)	7,600	273,676
ESCO Technologies, Inc. (a)	600	24,690
Federal Signal Corp.	4,300	61,791
GenTek, Inc. (a)	300	8,658
Ingersoll-Rand Co. Ltd. Class A	7,300	262,800
Koppers Holdings, Inc.	7,100	306,791
LSB Industries, Inc. (a)	300	6,621
Lydall, Inc. (a)	1,700	26,452
Matthews International Corp. Class A	1,900	94,829
Mccoy Corp.	6,200	21,220
Myers Industries, Inc.	2,500	28,000
Pentair, Inc.	1,700	58,854
Raven Industries, Inc.	2,200	83,710
Reddy Ice Holdings, Inc.	800	10,264
Tredegar Corp.	1,100	18,018
		3,606,078
Media — 0.6%
Acacia Research - Acacia Technologies (a)	2,300	9,683
Belo Corp. Class A	5,700	38,703
Cablevision Systems Corp. Class A (a)	3,700	89,836
Charter Communications, Inc. Class A (a)	37,100	42,294
Cox Radio, Inc. Class A (a)	3,300	32,637
CTC Media, Inc. (a)	1,200	27,732
Cumulus Media, Inc. Class A (a)	3,200	9,408
DG FastChannel, Inc. (a)	200	3,400
Entravision Communications Corp. Class A (a)	19,300	60,988

Journal Communications, Inc. Class A	500	2,375
Lin TV Corp. Class A (a)	1,500	8,895
The McClatchy Co. Class A	2,800	11,956
Media General, Inc. Class A	300	3,804
Meredith Corp.	3,100	79,236
Scholastic Corp.	9,400	242,426
Sinclair Broadcast Group, Inc. Class A	13,600	103,768
		767,141
Metal Fabricate & Hardware — 1.5%
A.M. Castle & Co.	3,200	64,768
Ampco-Pittsburgh Corp.	2,900	126,092
Circor International, Inc.	3,200	190,592
Kaydon Corp.	1,100	52,162
L.B. Foster Co. Class A (a)	800	30,776
Mueller Industries, Inc.	11,500	295,205
NN, Inc.	900	11,988
Northwest Pipe Co. (a)	1,800	104,670
RBC Bearings, Inc. (a)	1,700	56,559
Sims Group Ltd. Sponsored ADR (Australia)	12,040	374,324
Sun Hydraulics Corp.	4,050	166,860
Timken Co.	4,500	148,590
Worthington Industries, Inc.	21,800	386,732
		2,009,318
Mining — 0.5%
Amerigo Resources Ltd.	15,600	24,795
Century Aluminum Co. (a)	1,700	101,014
Compass Minerals International, Inc.	1,200	90,720
Farallon Resources Ltd. (a)	20,100	11,564
Hecla Mining Co. (a)	36,600	335,988
Kaiser Aluminum Corp.	3,000	158,250
Redcorp Ventures Ltd.	89,600	12,231
		734,562
Office Equipment/Supplies — 0.2%
Ikon Office Solutions, Inc.	14,718	210,467

Office Furnishings — 0.8%
Herman Miller, Inc.	17,100	446,994
HNI Corp.	3,400	73,610
Interface, Inc. Class A	14,100	167,085
Knoll, Inc.	10,000	154,400
Steelcase, Inc. Class A	20,800	207,168
		1,049,257
Oil & Gas — 4.0%
Abraxas Petroleum Corp. (a)	2,200	8,008
Arena Resources, Inc. (a)	700	28,637
Atwood Oceanics, Inc. (a)	2,200	101,002
Berry Petroleum Co. Class A	5,100	219,504
Bill Barrett Corp. (a)	3,500	143,990
Bois d’Arc Energy, Inc. (a)	8,100	177,390
Brigham Exploration Co. (a)	6,400	89,600
Callon Petroleum Co. (a)	3,200	73,568
Cano Petroleum, Inc. (a)	1,000	3,950
Cimarex Energy Co.	3,700	192,807

Comstock Resources, Inc. (a)	500	30,505
Concho Resources, Inc. (a)	3,100	101,525
Continental Resources, Inc. (a)	200	11,424
Delta Petroleum Corp. (a)	1,500	28,605
Denbury Resources, Inc. (a)	5,800	163,212
Energy Partners Ltd. (a)	5,100	60,588
ENSCO International, Inc.	4,931	340,929
EXCO Resources, Inc. (a)	700	18,235
Galleon Energy, Inc. Class A (a)	600	9,566
Gasco Energy, Inc. (a)	14,000	36,540
Georesources, Inc. (a)	900	14,571
Grey Wolf, Inc. (a)	51,200	437,248
Houston American Energy Corp. (a)	200	1,790
Jura Energy Corp.	13,900	4,608
Mariner Energy, Inc. (a)	15,100	399,546
Meridian Resource Corp. (a)	2,300	7,291
Midnight Oil Exploration Ltd. (a)	2,800	6,362
Noble Energy, Inc.	400	29,548
Paramount Resources Ltd. Class A (a)	600	9,454
Patterson-UTI Energy, Inc.	9,600	272,832
Petrohawk Energy Corp. (a)	8,200	273,224
PetroQuest Energy, Inc. (a)	5,200	108,524
Pioneer Drilling Co. (a)	8,400	133,476
Plains Exploration & Production Co. (a)	600	33,582
Pride International, Inc. (a)	2,700	104,652
Rosetta Resources, Inc. (a)	10,700	252,734
Rowan Cos., Inc.	300	11,940
Stone Energy Corp. (a)	7,400	377,548
Swift Energy Co. (a)	8,200	416,724
TriStar Oil & Gas Ltd. (a)	1,100	19,789
TUSK Energy Corp. (a)	8,500	18,649
Unit Corp. (a)	3,500	236,425
VAALCO Energy, Inc. (a)	18,700	122,485
Venoco, Inc. (a)	1,100	18,480
Vero Energy, Inc. (a)	2,900	26,242
W&T Offshore, Inc.	6,900	305,394
Warren Resources, Inc. (a)	3,700	43,216
		5,525,919
Oil & Gas Services — 1.8%
Allis-Chalmers Energy, Inc. (a)	700	10,759
Basic Energy Services, Inc. (a)	1,000	26,920
BJ Services Co.	4,100	120,540
Complete Production Services, Inc. (a)	2,300	73,232
Dawson Geophysical Co. (a)	400	26,252
Dresser-Rand Group, Inc. (a)	1,200	45,720
Dril-Quip, Inc. (a)	400	21,656
FMC Technologies, Inc. (a)	3,600	222,408
Forbes Energy Services Ltd.	15,600	91,268
Gulf Island Fabrication, Inc.	3,300	146,355
Hornbeck Offshore Services, Inc. (a)	2,400	106,992
ION Geophysical Corp. (a)	8,900	142,133
Key Energy Services, Inc. (a)	2,900	46,574
Lufkin Industries, Inc.	2,700	240,840
NATCO Group, Inc. Class A (a)	1,900	90,535
Natural Gas Services Group, Inc. (a)	2,200	56,452
Newpark Resources, Inc. (a)	15,400	112,728
North American Energy Partners, Inc. (a)	1,700	30,753
Oil States International, Inc. (a)	6,400	351,232

SEACOR Holdings, Inc. (a)	4,000	334,680
T-3 Energy Services, Inc. (a)	900	61,713
Technicoil Corp. (a)	17,900	16,581
Union Drilling, Inc. (a)	2,600	50,076
Willbros Group, Inc. (a)	700	26,306
		2,452,705
Packaging & Containers — 0.6%
Crown Holdings, Inc. (a)	7,400	207,422
Greif, Inc. Class A	2,400	146,016
Owens-IIlinois, Inc. (a)	4,800	202,752
Sealed Air Corp.	7,300	158,410
Silgan Holdings, Inc.	500	26,410
Sonoco Products Co.	4,100	133,742
		874,752
Pharmaceuticals — 2.2%
Adolor Corp. (a)	7,200	28,872
Align Technology, Inc. (a)	1,200	12,012
Allos Therapeutics, Inc. (a)	3,000	28,830
Alnylam Pharmaceuticals, Inc. (a)	5,200	180,856
Alpharma, Inc. Class A (a)	3,300	74,943
Auxilium Pharmaceuticals, Inc. (a)	1,700	63,070
CPEX Pharmaceuticals, Inc. (a)	40	653
Cubist Pharmaceuticals, Inc. (a)	10,800	244,728
CV Therapeutics, Inc. (a)	2,800	26,236
Durect Corp. (a)	600	2,664
Emergent Biosolutions, Inc. (a)	4,600	61,962
Endo Pharmaceuticals Holdings, Inc. (a)	7,500	173,625
HealthExtras, Inc. (a)	1,600	48,016
Herbalife Ltd.	3,300	142,527
K-V Pharmaceutical Co. Class A (a)	800	16,392
King Pharmaceuticals, Inc. (a)	34,700	399,397
Medicis Pharmaceutical Corp. Class A	3,200	58,752
MiddleBrook Pharmaceuticals, Inc. (a)	3,100	6,820
NBTY, Inc. (a)	11,000	379,390
Neogen Corp. (a)	300	8,241
Noven Pharmaceuticals, Inc. (a)	600	7,452
Omega Protein Corp. (a)	3,100	48,484
OSI Pharmaceuticals, Inc. (a)	900	47,367
Pain Therapeutics, Inc. (a)	3,100	26,412
Par Pharmaceutical Cos., Inc. (a)	1,900	32,870
PetMed Express, Inc. (a)	4,200	60,900
PharMerica Corp. (a)	5,600	132,440
Pozen, Inc. (a)	1,200	14,616
Rigel Pharmaceuticals, Inc. (a)	1,100	27,984
Savient Pharmaceuticals, Inc. (a)	2,900	77,082
Sepracor, Inc. (a)	8,800	153,824
Sirona Dental Systems, Inc. (a)	2,200	54,604
United Therapeutics Corp. (a)	700	79,373
Valeant Pharmaceuticals International (a)	1,800	30,816
Viropharma, Inc. (a)	700	8,617
VIVUS, Inc. (a)	2,000	16,860
Warner Chilcott Ltd. Class A (a)	4,100	69,331
Watson Pharmaceuticals, Inc. (a)	5,800	167,678
Xenoport, Inc. (a)	500	22,910
		3,037,606

Pipelines — 0.0%
Enbridge Energy Management LLC (a)	100	5,153

Real Estate Investment Trusts (REITS) — 2.2%
Acadia Realty Trust	300	6,807
Agree Realty Corp.	900	25,992
Alexandria Real Estate Equities, Inc.	700	72,282
Arbor Realty Trust, Inc.	600	6,576
Ashford Hospitality Trust	5,000	19,850
Associated Estates Realty Corp.	600	8,490
BioMed Realty Trust, Inc.	2,200	56,760
Brandywine Realty Trust	2,300	36,915
Capital Trust, Inc. Class A	200	3,084
CapLease, Inc.	300	2,346
CBL & Associates Properties, Inc.	2,300	44,666
Cedar Shopping Centers, Inc.	1,500	19,140
Corporate Office Properties Trust	900	34,992
DiamondRock Hospitality Co.	9,300	85,746
Digital Realty Trust, Inc.	3,700	158,767
Eastgroup Properties	1,500	69,600
Entertainment Properties Trust	2,800	150,192
Equity Lifestyle Properties, Inc.	1,300	62,413
Equity One, Inc.	2,200	42,482
Extra Space Storage, Inc.	1,800	25,506
FelCor Lodging Trust, Inc.	8,700	69,513
First Industrial Realty Trust, Inc.	4,000	99,160
Glimcher Realty Trust	600	5,586
Gramercy Capital Corp.	800	5,408
Hersha Hospitality Trust	1,200	8,520
Highwoods Properties, Inc.	3,800	138,700
Home Properties, Inc.	2,100	115,542
Inland Real Estate Corp.	5,100	76,245
Investors Real Estate Trust	300	3,150
Kite Realty Group Trust	1,400	17,388
LaSalle Hotel Properties	1,400	31,794
Lexington Realty Trust	2,500	36,000
LTC Properties, Inc.	1,600	46,768
Medical Properties Trust, Inc.	2,700	29,943
Mid-America Apartment Communities, Inc.	1,600	91,952
National Health Investors, Inc.	600	18,534
National Retail Properties, Inc.	4,700	99,358
Nationwide Health Properties, Inc.	6,800	252,348
Omega Healthcare Investors, Inc.	4,400	75,988
Parkway Properties, Inc.	1,200	42,348
Pennsylvania Real Estate Investment Trust	2,600	47,892
PS Business Parks, Inc.	1,000	52,600
Ramco-Gershenson Properties Trust	1,000	21,620
Realty Income Corp.	5,000	125,950
Saul Centers, Inc.	700	33,929
Senior Housing Properties Trust	6,400	134,720
Sovran Self Storage, Inc.	1,100	45,991
Strategic Hotels & Resorts, Inc.	6,100	48,129
Sunstone Hotel Investors, Inc.	2,539	32,854
Tanger Factory Outlet Centers, Inc.	2,600	97,084
Taubman Centers, Inc.	1,100	52,800
Universal Health Realty Income Trust	100	3,481
Washington Real Estate Investment Trust	2,700	92,502
		2,986,403

Retail — 8.6%
Aeropostale, Inc. (a)	17,700	570,825
AFC Enterprises (a)	800	6,128
America’s Car-Mart, Inc. (a)	1,400	27,888
AnnTaylor Stores Corp. (a)	9,400	211,970
Asbury Automotive Group, Inc.	5,300	52,523
AutoNation, Inc. (a)	25,200	260,064
Barnes & Noble, Inc.	5,100	120,666
bebe Stores, Inc.	10,000	103,700
Big Lots, Inc. (a)	19,200	584,832
BJ’s Wholesale Club, Inc. (a)	6,400	240,192
Blockbuster, Inc. Class A (a)	500	1,395
Bob Evans Farms, Inc.	11,600	332,224
Books-A-Million, Inc.	500	3,050
Brinker International, Inc.	21,100	388,029
Brown Shoe Co., Inc.	10,550	170,277
The Buckle, Inc.	8,800	452,936
Buffalo Wild Wings, Inc. (a)	800	26,344
California Pizza Kitchen, Inc. (a)	1,000	13,050
Casey’s General Stores, Inc.	9,400	231,240
Cash America International, Inc.	8,800	371,008
Cato Corp. Class A	1,300	23,257
CBRL Group, Inc.	4,103	99,170
CEC Entertainment, Inc. (a)	6,000	209,160
Children’s Place (a)	3,100	117,955
Christopher & Banks Corp.	1,500	13,050
Citi Trends, Inc. (a)	1,400	32,382
CKE Restaurants, Inc.	6,000	73,620
Columbia Sportswear Co.	1,200	44,772
Conn’s, Inc. (a)	1,500	23,550
Copart, Inc. (a)	1,300	57,018
Denny’s Corp. (a)	23,300	60,114
Dillard’s, Inc. Class A	4,600	46,506
Dollar Tree, Inc. (a)	11,000	412,500
Dress Barn, Inc. (a)	17,800	287,114
Ezcorp, Inc. (a)	10,100	181,598
Family Dollar Stores, Inc.	6,400	149,120
Finish Line, Inc. Class A (a)	17,900	194,215
First Cash Financial Services, Inc. (a)	1,700	32,419
Foot Locker, Inc.	30,900	465,354
Fred’s, Inc. Class A	8,900	114,454
Genesco, Inc. (a)	1,200	35,280
Group 1 Automotive, Inc.	1,700	33,405
Gymboree Corp. (a)	5,100	190,740
Hanesbrands, Inc. (a)	4,800	102,912
Haverty Furniture Cos., Inc.	2,700	30,834
Hibbett Sports, Inc. (a)	4,800	101,040
Hot Topic, Inc. (a)	4,500	28,305
Insight Enterprises, Inc. (a)	5,700	72,732
Jack in the Box, Inc. (a)	7,700	166,166
Jo-Ann Stores, Inc. (a)	7,700	169,169
Jones Apparel Group, Inc.	23,200	388,368
Kenneth Cole Productions, Inc. Class A	300	4,185
Krispy Kreme Doughnuts, Inc. (a)	5,400	23,382
Limited Brands, Inc.	7,800	128,622
Liz Claiborne, Inc.	26,200	342,434
Longs Drug Stores Corp.	7,000	327,250
Movado Group, Inc.	100	2,150
MSC Industrial Direct Co., Inc. Class A	2,200	104,940

New York & Co., Inc. (a)	10,500	101,640
Nu Skin Enterprises, Inc. Class A	9,700	156,752
O’ Charley’s, Inc.	400	4,500
Office Depot, Inc. (a)	11,400	77,520
OfficeMax, Inc.	12,100	154,396
Papa John’s International, Inc. (a)	3,300	93,357
PC Connection, Inc. (a)	1,100	7,887
Penske Auto Group, Inc.	15,300	203,490
Pier 1 Imports, Inc. (a)	2,500	9,250
RadioShack Corp.	29,100	485,388
Regis Corp.	5,000	139,950
Ross Stores, Inc.	5,400	204,984
Rush Enterprises, Inc. Class A (a)	3,400	38,386
Sally Beauty Co., Inc. (a)	32,300	239,020
School Specialty, Inc. (a)	3,200	106,592
Sonic Automotive, Inc. Class A	400	4,028
Stage Stores, Inc.	3,100	45,942
Systemax, Inc.	1,900	31,179
Talbots, Inc.	2,400	33,624
Tractor Supply Co. (a)	8,600	326,886
The Wet Seal, Inc. Class A (a)	17,800	78,142
Williams-Sonoma, Inc.	5,300	92,432
Zale Corp. (a)	2,800	61,936
		11,754,864
Savings & Loans — 0.5%
Anchor Bancorp Wisconsin, Inc.	1,600	11,520
BankFinancial Corp.	100	1,447
Brookline Bancorp, Inc.	3,100	30,225
Dime Community Bancshares	5,900	98,707
First Place Financial Corp.	500	5,435
Flushing Financial Corp.	3,500	61,705
Hudson City Bancorp, Inc.	14,900	272,074
Northwest Bancorp, Inc.	200	5,190
OceanFirst Financial Corp.	400	7,236
Provident Financial Services, Inc.	4,400	64,196
Provident New York Bancorp	4,500	55,260
TierOne Corp.	1,200	5,916
WSFS Financial Corp.	500	27,225
		646,136
Semiconductors — 5.3%
Actel Corp. (a)	6,400	88,000
Altera Corp.	10,600	232,670
Amkor Technology, Inc. (a)	39,500	346,020
Analog Devices, Inc.	5,800	176,958
Atmel Corp. (a)	69,600	245,688
ATMI, Inc. (a)	3,700	83,361
Brooks Automation, Inc. (a)	6,400	49,984
Cabot Microelectronics Corp. (a)	8,200	320,128
Cirrus Logic, Inc. (a)	4,100	23,288
Cohu, Inc.	2,700	42,984
Day4 Energy, Inc.	11,000	42,582
Emulex Corp. (a)	22,800	256,956
Entegris, Inc. (a)	31,000	196,230
Fairchild Semiconductor International, Inc. (a)	27,000	328,050
Integrated Device Technology, Inc. (a)	37,700	377,754
Intellon Corp. (a)	2,300	8,740

Intersil Corp. Class A	12,100	291,973
IPG Photonics Corp. (a)	1,400	24,864
KLA-Tencor Corp.	6,900	259,371
Lattice Semiconductor Corp. (a)	16,300	39,446
Linear Technology Corp.	2,000	62,100
LSI Corp. (a)	29,800	206,812
Marvell Technology Group Ltd. (a)	11,200	165,648
Micrel, Inc.	18,100	172,312
Microtune, Inc. (a)	2,400	7,800
MKS Instruments, Inc. (a)	17,000	350,200
Monolithic Power Systems, Inc. (a)	8,700	189,225
Netlogic Microsystems, Inc. (a)	4,100	131,241
Nvidia Corp. (a)	800	9,152
Pericom Semiconductor Corp. (a)	10,300	146,878
Power Integrations, Inc. (a)	300	8,196
QLogic Corp. (a)	26,300	495,492
Semtech Corp. (a)	21,700	316,169
Silicon Image, Inc. (a)	9,800	68,698
Silicon Laboratories, Inc. (a)	7,100	232,241
Skyworks Solutions, Inc. (a)	38,700	366,102
Standard Microsystems Corp. (a)	3,800	100,776
Supertex, Inc. (a)	400	12,004
Techwell, Inc. (a)	500	5,480
Teradyne, Inc. (a)	17,900	167,723
TriQuint Semiconductor, Inc. (a)	10,600	59,678
Ultra Clean Holdings, Inc. (a)	600	3,930
Ultratech, Inc. (a)	3,900	57,486
Veeco Instruments, Inc. (a)	7,000	113,960
Verigy Ltd. (a)	7,300	162,279
Volterra Semiconductor Corp. (a)	8,700	142,680
Zoran Corp. (a)	1,400	11,578
		7,200,887
Software — 4.2%
Activision Blizzard, Inc. (a)	10,500	377,790
Actuate Corp. (a)	1,500	6,810
Acxiom Corp.	13,400	172,056
Advent Software, Inc. (a)	1,300	56,602
American Reprographics Co. (a)	3,100	49,631
Ansys, Inc. (a)	5,200	238,576
ArcSight, Inc. (a)	200	2,262
Aspen Technology, Inc. (a)	16,000	212,800
Autodesk, Inc. (a)	2,900	92,481
Blackbaud, Inc.	1,000	17,860
BMC Software, Inc. (a)	5,700	187,473
Bottomline Technologies, Inc. (a)	700	8,379
Broadridge Financial Solutions LLC	5,700	117,990
CA, Inc.	3,800	90,668
Commvault Systems, Inc. (a)	900	13,707
Compuware Corp. (a)	27,700	304,700
CSG Systems International, Inc. (a)	6,900	122,406
Double-Take Software, Inc. (a)	800	8,832
EPIQ Systems, Inc. (a)	5,150	60,152
Fair Isaac Corp.	7,700	171,402
FalconStor Software, Inc. (a)	2,000	13,820
Fidelity National Information Services, Inc.	1,500	28,425
infoGROUP, Inc.	300	1,536
Informatica Corp. (a)	14,400	233,136
Interactive Intelligence, Inc. (a)	2,000	18,700

JDA Software Group, Inc. (a)	6,900	117,783
Lawson Software, Inc. (a)	22,300	180,853
ManTech International Corp. Class A (a)	8,100	452,304
Metavante Technologies, Inc. (a)	1,600	35,616
MicroStrategy, Inc. Class A (a)	3,300	199,452
Noah Education Holdings Ltd. ADR (Cayman Islands) (a)	2,760	15,235
Novell, Inc. (a)	5,200	28,964
Open Text Corp. (a)	9,700	301,767
Parametric Technology Corp. (a)	13,600	263,432
Pegasystems, Inc.	800	11,864
Phase Forward, Inc. (a)	3,600	66,240
Phoenix Technologies Ltd. (a)	300	3,621
Progress Software Corp. (a)	4,300	126,549
PROS Holdings, Inc. (a)	500	5,230
Quest Software, Inc. (a)	16,300	246,293
RightNow Technologies, Inc. (a)	4,100	65,969
Schawk, Inc. Class A	1,500	19,395
Seachange International, Inc. (a)	3,100	23,002
Soundbite Communications, Inc. (a)	2,200	6,820
SPSS, Inc. (a)	3,200	105,760
Sybase, Inc. (a)	8,700	292,407
SYNNEX Corp. (a)	9,600	224,256
Taleo Corp. Class A (a)	3,400	63,716
THE9 Ltd. ADR (Cayman Islands) (a)	400	8,944
Tyler Technologies, Inc. (a)	6,000	95,880
The Ultimate Software Group, Inc. (a)	1,200	31,476
Wind River Systems, Inc. (a)	16,800	197,064
		5,798,086
Telecommunications — 4.0%
Acme Packet, Inc. (a)	1,400	6,804
Adaptec, Inc. (a)	5,900	21,535
ADTRAN, Inc.	14,500	324,220
Alaska Communications Systems Group, Inc.	4,400	56,056
Amdocs Ltd. (a)	5,300	161,173
Atlantic Tele-Network, Inc.	2,200	67,298
Black Box Corp.	1,250	37,125
Centennial Communications Corp. (a)	20,400	164,016
Cincinnati Bell, Inc. (a)	54,200	211,380
Comtech Telecommunications (a)	7,600	373,388
EchoStar Corp. (a)	2,700	86,373
Embarq Corp.	4,200	192,234
EMS Technologies, Inc. (a)	3,400	70,414
Extreme Networks (a)	17,200	50,396
Foundry Networks, Inc. (a)	12,600	219,744
Harris Corp.	600	28,890
Hypercom Corp. (a)	300	1,458
Iowa Telecommunications Services, Inc.	6,900	127,926
iPCS, Inc. (a)	1,200	32,280
Ixia (a)	5,600	49,056
JDS Uniphase Corp. (a)	7,500	81,975
Mastec, Inc. (a)	7,600	109,060
NTELOS Holdings Corp.	12,200	291,702
Parkervision, Inc. (a)	500	5,470
Plantronics, Inc.	16,800	409,080
Polycom, Inc. (a)	10,200	240,720
Powerwave Technologies, Inc. (a)	13,600	55,760
Premiere Global Services, Inc. (a)	25,700	388,327
RF Micro Devices, Inc. (a)	13,600	44,472

Rural Cellular Corp. Class A (a)	800	35,968
ShoreTel, Inc. (a)	2,100	10,836
Syniverse Holdings, Inc. (a)	21,800	353,160
Tekelec (a)	17,600	274,384
Telephone & Data Systems, Inc.	6,100	258,640
Tellabs, Inc. (a)	44,900	230,786
US Cellular Corp. (a)	1,100	65,615
USA Mobility, Inc. (a)	200	1,624
UTStarcom, Inc. (a)	10,800	50,976
Viasat, Inc. (a)	2,700	62,181
Windstream Corp.	14,600	174,032
		5,426,534
Textiles — 0.1%
G&K Services, Inc. Class A	1,800	61,272
UniFirst Corp.	1,700	76,109
		137,381
Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	3,900	151,008
JAKKS Pacific, Inc. (a)	7,100	156,058
Leapfrog Enterprises, Inc. (a)	8,100	77,517
Marvel Entertainment, Inc. (a)	7,800	270,660
		655,243
Transportation — 2.7%
ABX Holdings, Inc. (a)	1,700	1,547
Alexander & Baldwin, Inc.	4,100	177,899
American Commercial Lines, Inc. (a)	3,100	35,495
Arkansas Best Corp.	8,200	304,548
Arlington Tankers Ltd.	1,200	24,468
Atlas Air Worldwide Holdings, Inc. (a)	3,300	158,829
Bristow Group, Inc. (a)	1,000	44,990
CAI International, Inc. (a)	4,500	82,170
Celadon Group, Inc. (a)	200	2,646
Con-way, Inc.	1,700	85,952
Excel Maritime Carriers Ltd.	900	33,354
General Maritime Corp.	3,400	91,596
Genesee & Wyoming, Inc. Class A (a)	3,400	137,598
Gulfmark Offshore, Inc. (a)	5,400	270,972
Heartland Express, Inc.	1,200	20,448
Hub Group, Inc. Class A (a)	8,600	334,196
Kirby Corp. (a)	600	28,632
Knightsbridge Tankers Ltd.	3,300	105,963
Marten Transport Ltd. (a)	2,000	41,640
Nordic American Tanker Shipping	800	31,936
Old Dominion Freight Line, Inc. (a)	2,400	88,080
Overseas Shipholding Group, Inc.	1,900	149,625
Pacer International, Inc.	11,600	275,384
Ryder System, Inc.	3,500	230,860
Safe Bulkers, Inc. (a)	8,800	166,760
Ship Finance International Ltd.	1,500	44,610
Star Bulk Carriers Corp.	8,000	89,920
Teekay Tankers Ltd. Class A	3,200	72,512
UTI Worldwide, Inc.	1,000	18,190
Werner Enterprises, Inc.	10,100	240,481
YRC Worldwide, Inc. (a)	18,900	319,410
		3,710,711

Trucking & Leasing — 0.3%
AMERCO (a)	400	18,424
GATX Corp.	8,900	404,683
TAL International Group, Inc.	600	15,180
Textainer Group Holdings Ltd.	500	9,360
		447,647
Water — 0.1%
American States Water Co.	300	10,836
Cascal NV (a)	6,100	66,490
SJW Corp.	1,900	49,229
		126,555

TOTAL COMMON STOCK (Cost $140,966,236)		136,544,449

TOTAL EQUITIES (Cost $140,966,236)		136,544,449

WARRANTS — 0.0%

Mining — 0.0%
Redcorp Ventures Ltd.	44,800	873

TOTAL WARRANTS (Cost $0)		873

TOTAL LONG-TERM INVESTMENTS (Cost $140,966,236)		136,545,322

SHORT-TERM INVESTMENTS — 0.3%

	Principal Amount

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	431,240	431,240

TOTAL SHORT-TERM INVESTMENTS (Cost $431,240)		431,240

TOTAL INVESTMENTS — 100.2% (Cost $141,397,476) (c)		136,976,562

Other Assets/(Liabilities) — (0.2)%		(260,452)

NET ASSETS — 100.0%		$136,716,110

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)

Maturity value of $431,251. Collateralized by U.S. Government Agency obligations with a rate of 2.820%, maturity date of 7/25/36, and an aggregate market value, including accrued interest, of $440,555.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Small Company Opportunities Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 99.2%

COMMON STOCK — 99.2%

Advertising — 0.1%
Gaiam, Inc. Class A (a)	2,400	35,184
Greenfield Online, Inc. (a)	8,200	113,488
Harte-Hanks, Inc.	6,500	80,665
Marchex, Inc. Class B	2,600	30,212
		259,549
Aerospace & Defense — 1.4%
Aerovironment, Inc. (a)	4,400	143,572
Argon ST, Inc. (a)	2,700	66,906
Cubic Corp.	11,300	301,936
Curtiss-Wright Corp.	200	10,528
DRS Technologies, Inc.	13,600	1,071,680
Ducommun, Inc. (a)	3,500	95,935
Esterline Technologies Corp. (a)	14,600	712,188
GenCorp, Inc. (a)	3,600	30,168
HEICO Corp.	4,400	153,208
Orbital Sciences Corp. (a)	900	22,509
Teledyne Technologies, Inc. (a)	7,100	446,590
Triumph Group, Inc.	12,000	635,520
		3,690,740
Agriculture — 0.3%
Agria Corp. Sponsored ADR (Cayman Islands) (a)	300	1,335
Universal Corp.	17,400	898,188
Vector Group Ltd.	2,095	37,521
		937,044
Airlines — 0.3%
Hawaiian Holdings, Inc. (a)	24,900	219,618
Republic Airways Holdings, Inc. (a)	15,900	152,799
SkyWest, Inc.	23,100	351,582
		723,999
Apparel — 1.0%
Carter’s, Inc. (a)	16,000	264,480
Maidenform Brands, Inc. (a)	6,000	91,860
Perry Ellis International, Inc. (a)	9,100	197,925
Skechers U.S.A., Inc. Class A (a)	9,700	183,330
Steven Madden Ltd. (a)	2,000	44,980
Timberland Co. Class A (a)	2,700	38,718
True Religion Apparel, Inc. (a)	7,800	201,552
The Warnaco Group, Inc. (a)	19,300	809,635
Wolverine World Wide, Inc.	27,404	732,509
		2,564,989

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	2,800	156,800
Oshkosh Corp.	3,500	63,140
Wabash National Corp.	1,700	15,810
		235,750
Automotive & Parts — 0.8%
American Axle & Manufacturing Holdings, Inc.	29,800	175,224
Amerigon, Inc. (a)	900	5,958
ATC Technology Corp. (a)	6,036	151,624
Autoliv, Inc.	8,000	312,320
BorgWarner, Inc.	700	28,224
Commercial Vehicle Group, Inc. (a)	1,100	10,637
Cooper Tire & Rubber Co.	10,500	96,705
Exide Technologies (a)	9,200	145,360
Fuel Systems Solutions, Inc. (a)	162	6,062
Lear Corp. (a)	32,387	466,697
Superior Industries International, Inc.	4,500	76,005
Tenneco, Inc. (a)	15,448	222,760
Titan International, Inc.	4,500	207,945
TRW Automotive Holdings Corp. (a)	17,200	319,060
WABCO Holdings, Inc.	1,000	45,160
		2,269,741
Banks — 2.5%
BancFirst Corp.	1,100	51,975
Banco Latinoamericano de Exportaciones SA Class E	3,600	66,024
Bank Mutual Corp.	8,000	93,600
Chemical Financial Corp.	3,100	82,367
City Holding Co.	6,275	279,112
Community Bank System, Inc.	14,000	330,400
Community Trust Bancorp, Inc.	2,400	73,968
Encore Bancshares, Inc. (a)	2,600	44,200
First Community Bancshares, Inc.	1,200	42,996
First Financial Bancorp	3,100	35,030
First Horizon National Corp.	28,700	269,780
First Merchants Corp.	3,800	79,800
First Midwest Bancorp, Inc.	3,800	78,014
FirstMerit Corp.	1,700	33,456
Frontier Financial Corp.	10,700	123,585
Hancock Holding Co.	700	31,423
Huntington Bancshares, Inc.	10,700	75,114
IBERIABANK Corp.	600	30,888
Independent Bank Corp.	900	23,544
International Bancshares Corp.	7,700	189,420
MainSource Financial Group, Inc.	1,500	26,775
National Penn Bancshares, Inc.	24,500	329,035
NBT Bancorp, Inc.	9,037	224,027
Old National Bancorp	21,500	326,370
Oriental Financial Group, Inc.	8,800	152,856
Pacific Capital Bancorp	26,800	350,276
Park National Corp.	1,400	87,682
Popular, Inc.	45,000	309,150
Porter Bancorp, Inc.	800	14,800

Renasant Corp.	1,200	21,252
Republic Bancorp, Inc. Class A	600	18,564
S&T Bancorp, Inc.	1,200	40,248
Simmons First National Corp. Class A	2,300	68,425
Southside Bancshares, Inc.	2,400	47,592
Sterling Bancorp	7,800	109,512
Susquehanna Bancshares, Inc.	30,300	433,896
SVB Financial Group (a)	1,900	109,421
TCF Financial Corp.	36,700	467,925
Tompkins Financial Corp.	1,900	81,149
Trustco Bank Corp. NY	2,600	22,698
UMB Financial Corp.	1,400	77,098
Webster Financial Corp.	25,900	514,374
WesBanco, Inc.	6,900	157,251
Westamerica Bancorp	6,100	317,200
Whitney Holding Corp.	8,400	172,704
Wilmington Trust Corp.	2,300	54,211
Wintrust Financial Corp.	1,600	33,040
		6,602,227
Beverages — 0.1%
Boston Beer Co., Inc. Class A (a)	1,836	83,152
Coca-Cola Enterprises, Inc.	3,600	60,948
Green Mountain Coffee Roasters, Inc. (a)	1,400	50,890
		194,990
Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	2,200	206,250
American Oriental Bioengineering, Inc. (a)	39,900	377,055
Avant Immunotherapeutics, Inc. (a)	1,400	22,736
BioMimetic Therapeutics, Inc. (a)	600	8,040
CryoLife, Inc. (a)	8,900	120,951
Enzo Biochem, Inc. (a)	600	8,526
Enzon Pharmaceuticals, Inc. (a)	18,300	149,694
GTx, Inc. (a)	900	16,776
Halozyme Therapeutics, Inc. (a)	1,200	9,612
Illumina, Inc. (a)	2,300	214,452
Martek Biosciences Corp. (a)	22,900	861,269
Momenta Pharmaceuticals, Inc. (a)	5,900	97,822
Myriad Genetics, Inc. (a)	1,400	93,100
RXi Pharmaceuticals Corp. (a)	1,131	8,200
Zymogenetics, Inc. (a)	1,500	12,900
		2,207,383
Building Materials — 0.8%
Aaon, Inc.	4,350	82,694
Apogee Enterprises, Inc.	5,900	101,952
Armstrong World Industries, Inc.	800	26,968
Comfort Systems USA, Inc.	23,788	315,429
Drew Industries, Inc. (a)	3,000	44,400
Gibraltar Industries, Inc.	2,500	39,525
Lennox International, Inc.	21,500	767,550
LSI Industries, Inc.	3,400	31,382
NCI Building Systems, Inc. (a)	11,900	445,774
Quanex Building Products Corp.	18,311	281,989
Universal Forest Products, Inc.	2,600	70,200
		2,207,863

Chemicals — 4.2%
American Vanguard Corp.	1,200	15,696
Arch Chemicals, Inc.	12,639	405,712
Balchem Corp.	1,800	45,450
Celanese Corp. Class A	2,300	88,619
CF Industries Holdings, Inc.	5,700	931,722
Chemtura Corp.	59,200	385,984
Ferro Corp.	15,400	335,104
FMC Corp.	700	52,059
H.B. Fuller Co.	25,500	637,500
Hercules, Inc.	46,300	928,315
ICO, Inc. (a)	9,942	48,318
Innophos Holdings, Inc.	10,300	302,511
Innospec, Inc.	8,100	143,694
Landec Corp. (a)	6,100	54,168
Minerals Technologies, Inc.	10,300	664,453
NewMarket Corp.	9,700	599,072
Nova Chemicals Corp.	16,800	428,232
Olin Corp.	34,900	1,037,926
OM Group, Inc. (a)	15,650	525,840
Penford Corp.	500	7,160
PolyOne Corp. (a)	25,928	194,460
Quaker Chemical Corp.	2,800	83,664
Rockwood Holdings, Inc. (a)	300	11,445
RPM International, Inc.	10,700	219,350
Schulman (A.), Inc.	10,272	238,619
Sensient Technologies Corp.	15,788	491,322
ShengdaTech, Inc. (a)	1,700	16,558
Stepan Co.	3,100	177,816
Terra Industries, Inc.	16,700	901,800
Valhi, Inc.	1,200	27,432
The Valspar Corp.	33,500	725,945
Westlake Chemical Corp.	12,500	218,875
Zep, Inc.	10,342	176,538
		11,121,359
Coal — 0.6%
Alpha Natural Resources, Inc. (a)	5,200	514,540
Massey Energy Co.	11,300	839,025
Walter Industries, Inc.	3,200	335,584
Westmoreland Coal Co. (a)	700	16,275
		1,705,424
Commercial Services — 6.1%
Aaron Rents, Inc.	700	19,229
ABM Industries, Inc.	4,200	100,506
Administaff, Inc.	14,929	428,612
Albany Molecular Research, Inc. (a)	8,800	134,640
AMN Healthcare Services, Inc. (a)	8,500	160,650
Avis Budget Group, Inc. (a)	55,800	340,380
Bankrate, Inc. (a)	100	3,145
Bowne & Co., Inc.	12,200	157,746
Capella Education Co. (a)	1,200	62,640
CBIZ, Inc. (a)	25,100	205,569

CDI Corp.	8,100	166,698
Chemed Corp.	8,100	346,680
ChoicePoint, Inc. (a)	12,700	607,695
Coinstar, Inc. (a)	8,600	296,614
Consolidated Graphics, Inc. (a)	5,778	193,563
Convergys Corp. (a)	48,593	617,131
Cornell Cos., Inc. (a)	7,400	192,770
Corvel Corp. (a)	1,700	55,675
CRA International, Inc. (a)	2,300	86,549
Cross Country Healthcare, Inc. (a)	3,800	60,610
Deluxe Corp.	30,700	439,010
DeVry, Inc.	5,000	284,050
Donnelley (R.R.) & Sons Co.	15,400	411,180
DynCorp International, Inc. (a)	18,700	294,338
Emergency Medical Services Corp. Class A (a)	2,900	78,358
Exlservice Holdings, Inc. (a)	400	6,020
Exponent, Inc. (a)	9,700	296,238
First Advantage Corp. Class A (a)	1,741	26,393
Forrester Research, Inc. (a)	4,729	159,367
FTI Consulting, Inc. (a)	900	64,044
Gartner, Inc. (a)	13,810	336,412
Global Cash Access Holdings, Inc. (a)	9,400	56,306
H&E Equipment Services, Inc. (a)	1,100	14,003
Healthcare Services Group, Inc.	600	9,966
Healthspring, Inc. (a)	37,000	719,650
Heartland Payment Systems, Inc.	6,090	140,131
Hertz Global Holdings, Inc. (a)	20,100	171,453
Hewitt Associates, Inc. Class A (a)	13,900	512,215
Hill International, Inc. (a)	11,200	189,840
Hillenbrand, Inc.	1,000	23,150
Hudson Highland Group, Inc. (a)	8,000	71,280
ICF International, Inc. (a)	5,000	94,700
Integrated Electrical Services, Inc. (a)	3,300	64,581
K12, Inc. (a)	320	8,090
Kelly Services, Inc. Class A	7,300	134,393
Kenexa Corp. (a)	600	11,214
Korn/Ferry International (a)	22,576	395,080
Landauer, Inc.	3,900	250,887
Manpower, Inc.	6,080	291,840
Maximus, Inc.	6,700	248,637
McGrath Rentcorp	2,700	77,706
Monro Muffler Brake, Inc.	500	9,105
Monster Worldwide, Inc. (a)	6,500	115,310
MPS Group, Inc. (a)	54,169	624,027
Navigant Consulting, Inc. (a)	9,900	182,952
Net 1 UEPS Technologies, Inc. (a)	18,900	445,662
On Assignment, Inc. (a)	2,100	17,913
PAREXEL International Corp. (a)	17,100	499,833
Pharmaceutical Product Development, Inc.	600	22,884
PHH Corp. (a)	13,911	215,481
The Providence Service Corp. (a)	1,300	14,170
Rent-A-Center, Inc. (a)	31,200	661,440
Resources Connection, Inc.	16,300	377,182
Robert Half International, Inc.	15,800	399,582
Rollins, Inc.	12,850	219,478
Service Corp. International	23,400	223,938
Spherion Corp. (a)	9,408	46,005
Standard Parking Corp. (a)	1,400	30,184
Steiner Leisure Ltd. (a)	2,301	71,101
Stewart Enterprises, Inc. Class A	28,700	255,717

Strayer Education, Inc.	200	44,540
Team, Inc. (a)	4,769	174,116
TeleTech Holdings, Inc. (a)	16,000	217,600
TrueBlue, Inc. (a)	27,479	414,933
United Rentals, Inc. (a)	26,388	426,958
Universal Technical Institute, Inc. (a)	700	10,276
Viad Corp.	12,993	396,027
Watson Wyatt Worldwide, Inc. Class A	3,593	208,178
		16,442,226
Computers — 2.8%
3PAR, Inc. (a)	5,700	46,569
Affiliated Computer Services, Inc. Class A (a)	800	38,560
Ansoft Corp. (a)	3,739	133,520
Brocade Communications Systems, Inc. (a)	71,100	479,925
CACI International, Inc. Class A (a)	4,075	183,212
Cadence Design Systems, Inc. (a)	39,217	289,814
Ciber, Inc. (a)	25,245	178,482
Computer Sciences Corp. (a)	7,500	355,275
COMSYS IT Partners, Inc. (a)	2,900	29,725
Electronic Data Systems Corp.	4,200	104,202
Electronics for Imaging, Inc. (a)	10,400	145,704
Furmanite Corp. (a)	1,200	10,992
Imation Corp.	12,000	228,720
Integral Systems, Inc.	4,300	202,229
InterVoice, Inc. (a)	3,600	29,448
Jack Henry & Associates, Inc.	2,800	60,452
Lexmark International, Inc. Class A (a)	13,500	473,580
Manhattan Associates, Inc. (a)	11,300	277,302
Mentor Graphics Corp. (a)	17,300	240,124
MTS Systems Corp.	5,053	211,670
NCR Corp. (a)	21,000	564,060
Ness Technologies, Inc. (a)	1,300	16,081
Netezza Corp. (a)	9,200	119,600
Netscout Systems, Inc. (a)	7,500	102,150
Perot Systems Corp. Class A (a)	20,300	339,416
Rackable Systems, Inc. (a)	1,300	16,445
Radiant Systems, Inc. (a)	9,900	112,959
SanDisk Corp. (a)	2,800	39,480
Seagate Technology	27,700	414,669
Silicon Storage Technology, Inc. (a)	10,700	34,133
STEC, Inc. (a)	25,900	259,000
Stratasys, Inc. (a)	1,800	27,990
SYKES Enterprises, Inc. (a)	15,757	278,268
Synaptics, Inc. (a)	16,100	776,342
Syntel, Inc.	1,000	32,950
Western Digital Corp. (a)	24,200	696,718
Xyratex Ltd. (a)	4,300	63,726
		7,613,492
Cosmetics & Personal Care — 0.3%
Chattem, Inc. (a)	8,800	567,336
Elizabeth Arden, Inc. (a)	3,600	58,788
Inter Parfums, Inc.	7,400	110,852
		736,976

Distribution & Wholesale — 1.6%
Beacon Roofing Supply, Inc. (a)	5,800	77,604
Chindex International, Inc. (a)	2,000	31,020
Core-Mark Holding Co., Inc. (a)	1,000	27,230
Houston Wire & Cable Co.	9,600	188,928
Ingram Micro, Inc. Class A (a)	9,500	175,085
LKQ Corp. (a)	12,700	260,350
Owens & Minor, Inc.	20,600	945,952
ScanSource, Inc. (a)	5,400	165,726
Tech Data Corp. (a)	21,900	763,653
United Stationers, Inc. (a)	14,760	565,751
Watsco, Inc.	4,400	219,428
WESCO International, Inc. (a)	23,000	865,950
		4,286,677
Diversified Financial — 1.4%
Advanta Corp. Class B	10,592	83,783
AmeriCredit Corp. (a)	24,800	217,496
Asset Acceptance Capital Corp. (a)	5,700	67,089
Discover Financial Services	29,900	438,035
Encore Capital Group, Inc. (a)	300	3,675
Federal Agricultural Mortgage Corp. Class C	2,100	60,186
Financial Federal Corp.	11,500	265,075
GAMCO Investors, Inc. Class A	3,400	152,048
Interactive Brokers Group, Inc. (a)	1,900	53,314
Invesco Ltd.	14,700	342,363
KBW, Inc. (a)	2,000	52,840
Knight Capital Group, Inc. Class A (a)	42,200	691,658
LaBranche & Co., Inc. (a)	12,000	82,920
MarketAxess Holdings, Inc. (a)	2,500	24,200
National Financial Partners Corp.	8,400	175,140
Ocwen Financial Corp. (a)	1,800	10,872
optionsXpress Holdings, Inc.	3,800	94,278
Penson Worldwide, Inc. (a)	900	16,578
Portfolio Recovery Associates, Inc. (a)	1,900	75,753
Stifel Financial Corp. (a)	1,800	75,798
SWS Group, Inc.	8,646	163,582
TD Ameritrade Holding Corp. (a)	14,000	278,740
TradeStation Group, Inc. (a)	1,100	11,858
US Global Investors, Inc. Class A	400	5,996
World Acceptance Corp. (a)	8,700	285,012
		3,728,289
Electric — 0.7%
Avista Corp.	14,900	337,038
CH Energy Group, Inc.	200	7,250
DPL, Inc.	8,300	210,654
El Paso Electric Co. (a)	3,100	64,046
Hawaiian Electric Industries, Inc.	5,900	145,966
Integrys Energy Group, Inc.	2,600	132,756
Mirant Corp. (a)	14,400	440,784
Otter Tail Corp.	300	13,602
Pike Electric Corp. (a)	5,400	96,120
Reliant Energy, Inc. (a)	10,500	190,155
UIL Holdings Corp.	4,500	140,760
Unisource Energy Corp.	4,800	146,640
		1,925,771

Electrical Components & Equipment — 1.3%
Advanced Battery Technologies, Inc. (a)	2,000	11,280
Advanced Energy Industries, Inc. (a)	11,676	161,363
Belden, Inc.	19,759	729,502
C&D Technologies, Inc. (a)	5,600	44,968
Encore Wire Corp.	10,100	184,123
Fushi Copperweld, Inc. (a)	600	9,390
Graftech International Ltd. (a)	42,700	1,001,315
Graham Corp.	1,100	97,900
INSTEEL INDUSTRIES, Inc.	6,900	121,923
Littelfuse, Inc. (a)	6,269	200,357
Molex, Inc.	12,700	311,531
Powell Industries, Inc. (a)	5,100	267,750
Superior Essex, Inc. (a)	5,400	243,108
Valence Technology, Inc. (a)	14,000	54,880
Vicor Corp.	3,201	34,891
		3,474,281
Electronics — 4.7%
American Science & Engineering, Inc.	800	45,216
Amphenol Corp. Class A	7,500	357,525
Analogic Corp.	9,700	709,846
Arrow Electronics, Inc. (a)	14,900	480,078
Avnet, Inc. (a)	12,400	338,024
AVX Corp.	6,800	68,476
Axsys Technologies, Inc. (a)	5,000	367,200
Badger Meter, Inc.	7,700	433,741
Bel Fuse, Inc. Class A	5,400	158,868
Benchmark Electronics, Inc. (a)	33,700	493,368
Brady Corp. Class A	10,500	385,035
Checkpoint Systems, Inc. (a)	10,410	219,339
Cogent, Inc. (a)	9,800	99,372
Coherent, Inc. (a)	3,700	127,650
CTS Corp.	16,913	217,501
Cymer, Inc. (a)	6,000	158,940
Dionex Corp. (a)	3,370	234,283
Electro Scientific Industries, Inc. (a)	5,000	78,200
Excel Technology, Inc. (a)	1,100	34,694
FEI Co. (a)	12,900	325,725
FLIR Systems, Inc. (a)	7,600	309,624
Gentex Corp.	5,100	78,846
II-VI, Inc. (a)	4,600	176,916
Jabil Circuit, Inc.	4,100	66,666
Measurement Specialties, Inc. (a)	100	1,726
Methode Electronics, Inc.	11,300	126,447
Multi-Fineline Electronix, Inc. (a)	11,200	298,816
NAM TAI Electronics, Inc.	4,600	53,038
National Instruments Corp.	14,700	500,535
Newport Corp. (a)	3,100	32,519
OSI Systems, Inc. (a)	3,000	63,210
Park Electrochemical Corp.	4,900	124,166
PerkinElmer, Inc.	600	17,460
Plexus Corp. (a)	27,700	789,450
Rofin-Sinar Technologies, Inc. (a)	20,598	697,448
Rogers Corp. (a)	4,800	198,288

Sanmina-SCI Corp. (a)	35,800	63,366
Stoneridge, Inc. (a)	11,000	144,870
Technitrol, Inc.	16,800	235,536
Thomas & Betts Corp. (a)	6,100	252,418
Trimble Navigation Ltd. (a)	9,500	315,400
TTM Technologies, Inc. (a)	25,500	286,875
Varian, Inc. (a)	11,000	543,400
Vishay Intertechnology, Inc. (a)	44,200	396,474
Watts Water Technologies, Inc. Class A	6,900	203,826
Woodward Governor Co.	27,074	1,218,330
		12,528,731
Energy – Alternate Sources — 0.1%
Canadian Hydro Developers, Inc. (a)	31,300	153,211
Energy Conversion Devices, Inc. (a)	500	34,965
VeraSun Energy Corp. (a)	17,700	108,855
		297,031
Engineering & Construction — 0.9%
Aecom Technology Corp. (a)	9,900	281,853
Dycom Industries, Inc. (a)	13,200	209,484
Emcor Group, Inc. (a)	17,616	530,594
ENGlobal Corp. (a)	5,900	72,806
Granite Construction, Inc.	10,200	322,626
Insituform Technologies, Inc. Class A (a)	7,500	129,675
KBR, Inc.	11,400	324,900
Layne Christensen Co. (a)	2,600	118,742
Michael Baker Corp. (a)	2,100	61,866
Perini Corp. (a)	6,600	180,576
Stanley, Inc. (a)	4,700	146,781
		2,379,903
Entertainment — 0.3%
Churchill Downs, Inc.	700	26,425
DreamWorks Animation SKG, Inc. Class A (a)	12,000	356,400
International Speedway Corp. Class A	6,900	253,851
National CineMedia, Inc.	3,200	40,928
Speedway Motorsports, Inc.	5,900	113,929
Steinway Musical Instruments, Inc. (a)	1,400	38,808
Warner Music Group Corp.	3,600	30,024
		860,365
Environmental Controls — 1.1%
American Ecology Corp.	8,800	277,288
Calgon Carbon Corp. (a)	23,200	440,800
Casella Waste Systems, Inc. Class A (a)	1,300	16,796
Clean Harbors, Inc. (a)	9,000	702,360
Darling International, Inc. (a)	38,200	618,076
Metalico, Inc. (a)	11,400	175,560
Mine Safety Appliances Co.	9,400	310,576
Nalco Holding Co.	11,000	258,500
Rentech, Inc. (a)	2,400	4,560
TETRA Technologies, Inc. (a)	516	14,825
Waste Connections, Inc. (a)	6,000	218,340
		3,037,681

Foods — 1.1%
Arden Group, Inc. Class A	382	55,046
Chiquita Brands International, Inc. (a)	31,800	488,130
Del Monte Foods Co.	39,800	337,902
Diamond Foods, Inc.	6,200	150,784
Flowers Foods, Inc.	15,741	473,332
Fresh Del Monte Produce, Inc. (a)	17,300	364,684
Ingles Markets, Inc. Class A	2,340	56,909
J&J Snack Foods Corp.	800	25,336
Nash Finch Co.	6,300	248,661
Sanderson Farms, Inc.	2,600	103,324
Spartan Stores, Inc.	7,600	180,804
TreeHouse Foods, Inc. (a)	1,400	37,940
Tyson Foods, Inc. Class A	20,400	303,960
		2,826,812
Forest Products & Paper — 0.5%
Buckeye Technologies, Inc. (a)	2,600	25,350
Deltic Timber Corp.	1,900	115,653
Glatfelter	14,000	204,680
Mercer International, Inc. (a)	1,800	11,196
Potlatch Corp.	1,900	88,483
Rock-Tenn Co. Class A	23,209	825,080
Schweitzer-Mauduit International, Inc.	1,800	33,498
Wausau Paper Corp.	6,300	55,818
		1,359,758
Gas — 0.8%
The Laclede Group, Inc.	8,600	364,726
New Jersey Resources Corp.	4,400	149,996
Nicor, Inc.	500	19,910
Northwest Natural Gas Co.	9,400	425,350
Piedmont Natural Gas Co.	1,000	26,780
South Jersey Industries, Inc.	2,800	104,440
Southwest Gas Corp.	2,157	62,337
WGL Holdings, Inc.	25,900	894,327
		2,047,866
Hand & Machine Tools — 0.6%
Baldor Electric Co.	5,800	197,490
K-Tron International, Inc. (a)	100	13,879
Kennametal, Inc.	3,000	89,280
Lincoln Electric Holdings, Inc.	3,600	289,260
Regal-Beloit Corp.	13,700	571,975
Snap-on, Inc.	5,600	315,224
		1,477,108
Health Care – Products — 1.6%
Abaxis, Inc. (a)	2,200	43,758
American Medical Systems Holdings, Inc. (a)	3,200	52,704
AngioDynamics, Inc. (a)	1,100	17,468
CONMED Corp. (a)	10,600	322,134
Cyberonics, Inc. (a)	9,100	251,342
Datascope Corp.	4,200	196,056
Edwards Lifesciences Corp. (a)	3,300	206,844
Exactech, Inc. (a)	2,416	69,436

Hanger Orthopedic Group, Inc. (a)	12,200	208,010
Hillenbrand Industries, Inc.	9,700	272,473
Invacare Corp.	2,600	61,178
IRIS International, Inc. (a)	1,500	25,320
Kensey Nash Corp. (a)	5,800	201,434
Luminex Corp. (a)	11,900	261,800
Masimo Corp. (a)	1,400	52,878
Meridian Bioscience, Inc.	1,136	29,547
Merit Medical Systems, Inc. (a)	9,100	183,911
Natus Medical, Inc. (a)	4,786	111,083
Nuvasive, Inc. (a)	2,300	129,191
PSS World Medical, Inc. (a)	1,200	20,112
Quidel Corp. (a)	12,000	243,120
Somanetics Corp. (a)	3,100	67,952
SonoSite, Inc. (a)	2,900	95,004
Spectranetics Corp. (a)	500	4,475
Steris Corp.	21,400	731,238
Symmetry Medical, Inc. (a)	1,400	23,394
Synovis Life Technologies, Inc. (a)	1,800	37,152
Vital Signs, Inc.	600	43,890
Vnus Medical Technologies, Inc. (a)	2,200	44,792
Zoll Medical Corp. (a)	9,100	286,650
		4,294,346
Health Care – Services — 1.5%
Alliance Imaging, Inc. (a)	9,100	86,268
Almost Family, Inc. (a)	1,500	49,275
Amedisys, Inc. (a)	2,500	160,300
AMERIGROUP Corp. (a)	16,100	408,940
AmSurg Corp. (a)	2,500	67,000
Apria Healthcare Group, Inc. (a)	14,000	268,940
Assisted Living Concepts, Inc. Class A (a)	1,000	5,740
Centene Corp. (a)	25,300	564,443
Kindred Healthcare, Inc. (a)	8,600	231,942
LHC Group, Inc. (a)	600	16,812
Life Sciences Research, Inc. (a)	600	20,280
LifePoint Hospitals, Inc. (a)	25,200	721,476
Lincare Holdings, Inc. (a)	23,800	766,836
Molina Healthcare, Inc. (a)	10,435	311,380
Odyssey Healthcare, Inc. (a)	4,000	37,680
Psychiatric Solutions, Inc. (a)	1,400	49,028
RehabCare Group, Inc. (a)	8,100	134,136
Res-Care, Inc. (a)	5,500	100,980
Skilled Healthcare Group, Inc. Class A (a)	700	10,227
Sun Healthcare Group, Inc. (a)	2,200	31,438
WellCare Health Plans, Inc. (a)	2,176	85,582
		4,128,703
Holding Company – Diversified — 0.1%
Leucadia National Corp.	6,000	268,620

Home Builders — 0.6%
Amrep Corp.	300	14,820
Cavco Industries, Inc. (a)	900	30,330
Champion Enterprises, Inc. (a)	42,900	169,455
Lennar Corp. Class A	23,500	284,350
M/I Homes, Inc.	1,000	18,950
NVR, Inc. (a)	500	276,160

The Ryland Group, Inc.	19,800	407,682
Thor Industries, Inc.	18,400	361,008
		1,562,755
Home Furnishing — 0.4%
American Woodmark Corp.	900	21,231
DTS, Inc. (a)	7,800	223,002
Ethan Allen Interiors, Inc.	9,602	241,010
Furniture Brands International, Inc.	14,800	175,676
Hooker Furniture Corp.	6,100	101,992
Kimball International, Inc. Class B	5,400	57,834
La-Z-Boy, Inc.	13,600	100,368
Sealy Corp.	2,100	14,343
TiVo, Inc. (a)	2,700	20,736
Universal Electronics, Inc. (a)	100	2,272
		958,464
Household Products — 0.6%
American Greetings Corp. Class A	32,428	480,583
Blyth, Inc.	16,500	240,075
CSS Industries, Inc.	3,300	93,324
Ennis, Inc.	5,088	78,610
Helen of Troy Ltd. (a)	9,400	193,264
Prestige Brands Holdings, Inc. (a)	12,400	123,008
The Scotts Miracle-Gro Co. Class A	16,700	325,316
The Standard Register Co.	5,200	45,916
WD-40 Co.	4,000	136,680
		1,716,776
Housewares — 0.3%
National Presto Industries, Inc.	1,900	135,812
The Toro Co.	18,783	611,387
		747,199
Insurance — 6.4%
Alleghany Corp. (a)	206	64,946
Allied World Assurance Holdings Ltd.	11,400	474,354
American Equity Investment Life Holding Co.	18,600	162,564
American Financial Group, Inc.	9,500	275,215
American Physicians Capital, Inc.	6,300	313,614
Amerisafe, Inc. (a)	10,600	192,602
Amtrust Financial Services, Inc.	18,500	269,545
Arch Capital Group Ltd. (a)	3,500	244,055
Argo Group International Holdings Ltd. (a)	965	32,849
Aspen Insurance Holdings Ltd.	36,500	926,735
Assurant, Inc.	10,300	619,236
Axis Capital Holdings Ltd.	13,000	411,840
Brown & Brown, Inc.	9,300	163,401
Cincinnati Financial Corp.	4,538	126,338
CNA Financial Corp.	10,800	288,252
CNA Surety Corp. (a)	6,689	86,890
Conseco, Inc. (a)	26,100	218,718
Darwin Professional Underwriters, Inc. (a)	2,200	68,090
Delphi Financial Group, Inc. Class A	9,084	226,646
Donegal Group, Inc. Class A	357	6,219
eHealth, Inc. (a)	600	8,712
EMC Insurance Group, Inc.	130	3,182

Employers Holdings, Inc.	8,600	153,252
Endurance Specialty Holdings Ltd.	19,600	599,760
Erie Indemnity Co. Class A	100	4,370
FBL Financial Group, Inc. Class A	7,200	150,120
Fidelity National Financial, Inc. Class A	20,700	276,552
First American Corp.	3,600	90,720
FPIC Insurance Group, Inc. (a)	4,298	214,685
Genworth Financial, Inc. Class A	28,100	448,757
Hallmark Financial Services, Inc. (a)	2,200	21,274
The Hanover Insurance Group, Inc.	6,000	257,520
Harleysville Group, Inc.	8,721	310,729
HCC Insurance Holdings, Inc.	5,700	129,105
Hilb, Rogal & Hobbs Co.	1,100	47,685
Infinity Property & Casualty Corp.	6,335	282,287
IPC Holdings Ltd.	24,200	776,820
Max Capital Group Ltd.	30,200	708,794
Montpelier Re Holdings Ltd.	4,500	70,650
National Interstate Corp.	2,900	58,348
National Western Life Insurance Co. Class A	200	47,370
Nationwide Financial Services, Inc. Class A	4,100	190,035
Navigators Group, Inc. (a)	6,100	290,116
Odyssey Re Holdings Corp.	7,600	296,932
OneBeacon Insurance Group Ltd.	3,300	59,730
PartnerRe Ltd.	1,400	98,448
Philadelphia Consolidated Holding Corp. (a)	9,600	561,120
The Phoenix Companies, Inc.	15,693	152,693
Platinum Underwriters Holdings Ltd.	26,300	949,430
PMA Capital Corp. Class A (a)	1,000	10,010
Presidential Life Corp.	700	11,228
ProAssurance Corp. (a)	13,300	650,902
Procentury Corp.	3,600	59,220
Protective Life Corp.	7,900	284,084
Reinsurance Group of America, Inc.	1,200	59,640
RenaissanceRe Holdings Ltd.	2,700	137,349
RLI Corp.	6,190	338,098
Safeco Corp.	9,200	608,672
Safety Insurance Group, Inc.	3,000	127,410
SeaBright Insurance Holdings, Inc. (a)	5,930	68,195
Selective Insurance Group	16,844	363,830
StanCorp Financial Group, Inc.	7,100	350,669
State Auto Financial Corp.	2,100	60,711
Transatlantic Holdings, Inc.	2,200	127,468
United America Indemnity Ltd. Class A (a)	8,262	107,654
United Fire & Casualty Co.	700	19,019
Unitrin, Inc.	5,000	137,950
Universal American Corp. (a)	2,600	27,274
Unum Group	24,700	596,752
W.R. Berkley Corp.	15,200	359,024
Zenith National Insurance Corp.	4,200	144,522
		17,080,986
Internet — 2.9%
1-800-Flowers.com, Inc. Class A (a)	17,400	95,874
Asiainfo Holdings, Inc. (a)	18,700	257,499
Avocent Corp. (a)	25,000	594,500
Bidz.com, Inc. (a)	1,200	10,980
Check Point Software Technologies Ltd. (a)	10,200	232,866
CMGI, Inc. (a)	6,790	83,110
CyberSources Corp. (a)	23,829	422,965

Digital River, Inc. (a)	1,600	63,824
eResearch Technology, Inc. (a)	20,800	302,848
FTD Group, Inc.	3,000	42,900
Global Sources Ltd. (a)	15,749	217,651
HLTH Corp. (a)	4,100	44,854
i2 Technologies, Inc. (a)	1,200	15,492
IAC/InterActiveCorp (a)	12,200	213,012
Imergent, Inc.	3,900	41,730
Interwoven, Inc. (a)	14,455	203,526
j2 Global Communications, Inc. (a)	31,135	746,306
Liberty Media Holding Corp. Interactive Class A (a)	23,400	328,302
Navisite, Inc. (a)	3,600	11,736
Netflix, Inc. (a)	25,400	784,606
NIC, Inc.	11,400	83,220
Overstock.com, Inc. (a)	2,000	35,520
Priceline.com, Inc. (a)	5,100	586,245
RealNetworks, Inc. (a)	16,100	110,607
S1 Corp. (a)	29,500	239,540
Sapient Corp. (a)	43,200	279,072
Sohu.com, Inc. (a)	1,800	135,864
SonicWALL, Inc. (a)	11,165	65,204
Stamps.com, Inc. (a)	5,200	70,772
The TriZetto Group, Inc. (a)	1,900	41,439
TheStreet.com, Inc.	4,866	33,089
TIBCO Software, Inc. (a)	95,200	781,592
United Online, Inc.	35,447	384,954
Valueclick, Inc. (a)	2,800	33,320
Vignette Corp. (a)	7,178	80,824
Vocus, Inc. (a)	3,300	117,447
Zix Corp. (a)	3,800	10,564
		7,803,854
Investment Companies — 0.0%
NGP Capital Resources Co.	1,300	21,125

Iron & Steel — 0.8%
AK Steel Holding Corp.	8,390	532,765
Carpenter Technology Corp.	2,047	79,219
Esmark, Inc. (a)	400	7,680
Olympic Steel, Inc.	5,079	258,267
Reliance Steel & Aluminum Co.	7,300	461,068
Schnitzer Steel Industries, Inc. Class A	8,608	776,786
Shiloh Industries, Inc.	847	8,411
Universal Stainless & Alloy (a)	1,000	38,160
		2,162,356
Leisure Time — 0.6%
Brunswick Corp.	15,200	196,080
Callaway Golf Co.	49,588	628,776
Polaris Industries, Inc.	15,400	659,120
Town Sports International Holdings, Inc. (a)	1,100	10,989
WMS Industries, Inc. (a)	8,500	239,530
		1,734,495
Lodging — 0.1%
Marcus Corp.	3,800	60,458
Riviera Holdings Corp. (a)	200	1,766
Wyndham Worldwide Corp.	16,400	294,216
		356,440

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc. (a)	9,656	308,220
Joy Global, Inc.	700	50,554
		358,774
Machinery – Diversified — 2.6%
Altra Holdings, Inc. (a)	4,100	68,347
Applied Industrial Technologies, Inc.	25,172	672,596
Cascade Corp.	1,400	61,432
Chart Industries, Inc. (a)	10,200	539,784
Cognex Corp.	19,700	371,345
Columbus McKinnon Corp. (a)	8,800	226,248
Cummins, Inc.	8,300	550,622
Gardner Denver, Inc. (a)	17,200	784,320
Gerber Scientific, Inc. (a)	2,800	33,236
Gorman-Rupp Co.	7,150	318,461
Hurco Cos., Inc. (a)	1,500	43,770
IDEX Corp.	8,700	329,121
Intermec, Inc. (a)	300	5,646
Kadant, Inc. (a)	9,000	192,510
Nordson Corp.	8,400	593,544
Robbins & Myers, Inc.	10,300	522,931
Tecumseh Products Co. Class A (a)	10,200	334,050
Tennant Co.	3,536	93,032
Twin Disc, Inc.	700	14,077
Wabtec Corp.	17,400	965,700
Zebra Technologies Corp. Class A (a)	6,900	212,589
		6,933,361
Manufacturing — 2.6%
A.O. Smith Corp.	13,600	539,920
Actuant Corp. Class A	20,800	633,568
Acuity Brands, Inc.	19,484	796,116
Ameron International Corp.	2,700	349,083
AptarGroup, Inc.	2,800	108,360
AZZ, Inc. (a)	6,400	292,928
Barnes Group, Inc.	25,800	582,822
Blount International, Inc. (a)	18,100	205,073
The Brink’s Co.	4,200	289,632
Carlisle Cos., Inc.	700	21,413
Ceradyne, Inc. (a)	11,600	537,660
Colfax Corp. (a)	4,570	124,715
EnPro Industries, Inc. (a)	14,600	525,746
ESCO Technologies, Inc. (a)	1,200	49,380
Federal Signal Corp.	8,700	125,019
GenTek, Inc. (a)	608	17,547
Ingersoll-Rand Co. Ltd. Class A	14,600	525,600
Koppers Holdings, Inc.	13,900	600,619
LSB Industries, Inc. (a)	700	15,449
Lydall, Inc. (a)	3,200	49,792
Matthews International Corp. Class A	3,600	179,676
Mccoy Corp.	24,300	83,168
Myers Industries, Inc.	4,865	54,488
Pentair, Inc.	3,400	117,708

Raven Industries, Inc.	4,300	163,615
Reddy Ice Holdings, Inc.	1,700	21,811
Tredegar Corp.	2,100	34,398
		7,045,306
Media — 0.6%
Acacia Research - Acacia Technologies (a)	4,889	20,583
Belo Corp. Class A	11,000	74,690
Cablevision Systems Corp. Class A (a)	8,100	196,668
Charter Communications, Inc. Class A (a)	72,300	82,422
Cox Radio, Inc. Class A (a)	6,600	65,274
CTC Media, Inc. (a)	2,200	50,842
Cumulus Media, Inc. Class A (a)	7,591	22,317
DG FastChannel, Inc. (a)	400	6,800
Entravision Communications Corp. Class A (a)	37,600	118,816
Journal Communications, Inc. Class A	1,000	4,750
Lin TV Corp. Class A (a)	3,000	17,790
The McClatchy Co. Class A	5,400	23,058
Media General, Inc. Class A	600	7,608
Meredith Corp.	5,800	148,248
Scholastic Corp.	18,200	469,378
Sinclair Broadcast Group, Inc. Class A	26,602	202,973
		1,512,217
Metal Fabricate & Hardware — 1.4%
A.M. Castle & Co.	6,100	123,464
Ampco-Pittsburgh Corp.	5,603	243,618
Circor International, Inc.	6,100	363,316
Kaydon Corp.	2,000	94,840
L.B. Foster Co. Class A (a)	1,500	57,705
Mueller Industries, Inc.	21,697	556,962
NN, Inc.	1,700	22,644
Northwest Pipe Co. (a)	3,600	209,340
RBC Bearings, Inc. (a)	3,400	113,118
Sims Group Ltd. Sponsored ADR (Australia)	23,678	736,149
Sun Hydraulics Corp.	8,150	335,780
Timken Co.	8,600	283,972
Worthington Industries, Inc.	38,900	690,086
		3,830,994
Mining — 0.6%
Amerigo Resources Ltd.	74,300	118,092
Century Aluminum Co. (a)	3,262	193,828
Compass Minerals International, Inc.	2,287	172,897
Farallon Resources Ltd. (a)	84,100	48,383
Hecla Mining Co. (a)	71,300	654,534
Kaiser Aluminum Corp.	5,800	305,950
Redcorp Ventures Ltd.	338,800	46,250
		1,539,934
Office Equipment/Supplies — 0.2%
Ikon Office Solutions, Inc.	28,518	407,807

Office Furnishings — 0.8%
Herman Miller, Inc.	33,300	870,462
HNI Corp.	6,600	142,890
Interface, Inc. Class A	27,492	325,780

Knoll, Inc.	19,364	298,980
Steelcase, Inc. Class A	40,337	401,757
		2,039,869
Oil & Gas — 4.0%
Abraxas Petroleum Corp. (a)	4,200	15,288
Arena Resources, Inc. (a)	1,400	57,274
Atwood Oceanics, Inc. (a)	4,200	192,822
Berry Petroleum Co. Class A	9,900	426,096
Bill Barrett Corp. (a)	6,900	283,866
Bois d’Arc Energy, Inc. (a)	14,500	317,550
Brigham Exploration Co. (a)	12,400	173,600
Callon Petroleum Co. (a)	6,400	147,136
Cano Petroleum, Inc. (a)	1,900	7,505
Cimarex Energy Co.	7,200	375,192
Comstock Resources, Inc. (a)	900	54,909
Concho Resources, Inc. (a)	6,100	199,775
Continental Resources, Inc. (a)	400	22,848
Delta Petroleum Corp. (a)	2,900	55,303
Denbury Resources, Inc. (a)	11,200	315,168
Energy Partners Ltd. (a)	10,300	122,364
ENSCO International, Inc.	9,251	639,614
EXCO Resources, Inc. (a)	1,400	36,470
Galleon Energy, Inc. Class A (a)	2,000	31,885
Gasco Energy, Inc. (a)	27,200	70,992
Georesources, Inc. (a)	1,700	27,523
Grey Wolf, Inc. (a)	99,600	850,584
Houston American Energy Corp. (a)	400	3,580
Jura Energy Corp.	58,700	19,461
Mariner Energy, Inc. (a)	27,100	717,066
Meridian Resource Corp. (a)	4,400	13,948
Midnight Oil Exploration Ltd. (a)	17,700	40,214
Noble Energy, Inc.	900	66,483
Paramount Resources Ltd. Class A (a)	1,800	28,363
Patterson-UTI Energy, Inc.	17,100	485,982
Petrohawk Energy Corp. (a)	15,900	529,788
PetroQuest Energy, Inc. (a)	10,400	217,048
Pioneer Drilling Co. (a)	16,900	268,541
Plains Exploration & Production Co. (a)	1,200	67,164
Pride International, Inc. (a)	5,300	205,428
Rosetta Resources, Inc. (a)	20,700	488,934
Rowan Cos., Inc.	700	27,860
Stone Energy Corp. (a)	14,400	734,688
Swift Energy Co. (a)	15,600	792,792
TriStar Oil & Gas Ltd. (a)	7,000	125,932
TUSK Energy Corp. (a)	53,900	118,254
Unit Corp. (a)	6,500	439,075
VAALCO Energy, Inc. (a)	36,400	238,420
Venoco, Inc. (a)	2,200	36,960
Vero Energy, Inc. (a)	7,000	63,342
W&T Offshore, Inc.	13,300	588,658
Warren Resources, Inc. (a)	7,400	86,432
		10,828,177
Oil & Gas Services — 1.8%
Allis-Chalmers Energy, Inc. (a)	1,300	19,981
Basic Energy Services, Inc. (a)	1,900	51,148
BJ Services Co.	7,900	232,260

Complete Production Services, Inc. (a)	4,400	140,096
Dawson Geophysical Co. (a)	800	52,504
Dresser-Rand Group, Inc. (a)	2,200	83,820
Dril-Quip, Inc. (a)	800	43,312
FMC Technologies, Inc. (a)	7,100	438,638
Forbes Energy Services Ltd.	30,500	178,441
Gulf Island Fabrication, Inc.	6,400	283,840
Hornbeck Offshore Services, Inc. (a)	4,600	205,068
ION Geophysical Corp. (a)	17,200	274,684
Key Energy Services, Inc. (a)	5,600	89,936
Lufkin Industries, Inc.	5,200	463,840
NATCO Group, Inc. Class A (a)	3,605	171,778
Natural Gas Services Group, Inc. (a)	4,300	110,338
Newpark Resources, Inc. (a)	29,400	215,208
North American Energy Partners, Inc. (a)	3,500	63,315
Oil States International, Inc. (a)	12,500	686,000
SEACOR Holdings, Inc. (a)	7,100	594,057
T-3 Energy Services, Inc. (a)	1,957	134,192
Technicoil Corp. (a)	99,200	91,892
Union Drilling, Inc. (a)	4,900	94,374
Willbros Group, Inc. (a)	1,300	48,854
		4,767,576
Packaging & Containers — 0.6%
Crown Holdings, Inc. (a)	13,900	389,617
Greif, Inc. Class A	4,700	285,948
Owens-IIlinois, Inc. (a)	8,500	359,040
Sealed Air Corp.	14,000	303,800
Silgan Holdings, Inc.	1,100	58,102
Sonoco Products Co.	7,700	251,174
		1,647,681
Pharmaceuticals — 2.2%
Adolor Corp. (a)	14,300	57,343
Align Technology, Inc. (a)	2,300	23,023
Allos Therapeutics, Inc. (a)	5,800	55,738
Alnylam Pharmaceuticals, Inc. (a)	10,200	354,756
Alpharma, Inc. Class A (a)	6,300	143,073
Auxilium Pharmaceuticals, Inc. (a)	3,400	126,140
CPEX Pharmaceuticals, Inc. (a)	100	1,633
Cubist Pharmaceuticals, Inc. (a)	20,800	471,328
CV Therapeutics, Inc. (a)	5,300	49,661
Durect Corp. (a)	1,200	5,328
Emergent Biosolutions, Inc. (a)	8,800	118,536
Endo Pharmaceuticals Holdings, Inc. (a)	13,900	321,785
HealthExtras, Inc. (a)	3,100	93,031
Herbalife Ltd.	5,900	254,821
K-V Pharmaceutical Co. Class A (a)	1,400	28,686
King Pharmaceuticals, Inc. (a)	61,990	713,505
Medicis Pharmaceutical Corp. Class A	6,100	111,996
MiddleBrook Pharmaceuticals, Inc. (a)	6,100	13,420
NBTY, Inc. (a)	21,349	736,327
Neogen Corp. (a)	500	13,735
Noven Pharmaceuticals, Inc. (a)	1,100	13,662
Omega Protein Corp. (a)	5,900	92,276
OSI Pharmaceuticals, Inc. (a)	1,800	94,734
Pain Therapeutics, Inc. (a)	6,000	51,120
Par Pharmaceutical Cos., Inc. (a)	3,600	62,280

PetMed Express, Inc. (a)	8,100	117,450
PharMerica Corp. (a)	10,800	255,420
Pozen, Inc. (a)	2,400	29,232
Rigel Pharmaceuticals, Inc. (a)	2,200	55,968
Savient Pharmaceuticals, Inc. (a)	5,700	151,506
Sepracor, Inc. (a)	16,800	293,664
Sirona Dental Systems, Inc. (a)	4,300	106,726
United Therapeutics Corp. (a)	1,300	147,407
Valeant Pharmaceuticals International (a)	3,400	58,208
Viropharma, Inc. (a)	1,400	17,234
VIVUS, Inc. (a)	3,800	32,034
Warner Chilcott Ltd. Class A (a)	8,000	135,280
Watson Pharmaceuticals, Inc. (a)	11,200	323,792
Xenoport, Inc. (a)	1,000	45,820
		5,777,678
Pipelines — 0.0%
Enbridge Energy Management LLC (a)	100	5,153

Real Estate Investment Trusts (REITS) — 2.5%
Acadia Realty Trust	700	15,883
Agree Realty Corp.	2,713	78,351
Alexander’s, Inc. (a)	100	35,474
Alexandria Real Estate Equities, Inc.	1,900	196,194
Arbor Realty Trust, Inc.	1,100	12,056
Ashford Hospitality Trust	14,200	56,374
Associated Estates Realty Corp.	1,700	24,055
BioMed Realty Trust, Inc.	4,200	108,360
Brandywine Realty Trust	5,587	89,671
Capital Trust, Inc. Class A	400	6,168
CapLease, Inc.	700	5,474
CBL & Associates Properties, Inc.	5,590	108,558
Cedar Shopping Centers, Inc.	2,900	37,004
Corporate Office Properties Trust	2,400	93,312
DCT Industrial Trust, Inc.	100	847
DiamondRock Hospitality Co.	18,200	167,804
Digital Realty Trust, Inc.	8,578	368,082
Eastgroup Properties	3,000	139,200
Entertainment Properties Trust	5,500	295,020
Equity Lifestyle Properties, Inc.	2,400	115,224
Equity One, Inc.	4,311	83,245
Extra Space Storage, Inc.	3,500	49,595
FelCor Lodging Trust, Inc.	16,900	135,031
First Industrial Realty Trust, Inc.	10,086	250,032
Glimcher Realty Trust	1,364	12,699
Gramercy Capital Corp.	1,700	11,492
Hersha Hospitality Trust	3,000	21,300
Highwoods Properties, Inc.	7,200	262,800
Home Properties, Inc.	4,000	220,080
Inland Real Estate Corp.	13,100	195,845
Investors Real Estate Trust	500	5,250
Kite Realty Group Trust	2,800	34,776
LaSalle Hotel Properties	3,400	77,214
Lexington Realty Trust	6,859	98,770
LTC Properties, Inc.	3,900	113,997
Medical Properties Trust, Inc.	5,200	57,668
Mid-America Apartment Communities, Inc.	2,992	171,950
National Health Investors, Inc.	1,700	52,513
National Retail Properties, Inc.	9,077	191,888

Nationwide Health Properties, Inc.	16,578	615,210
Omega Healthcare Investors, Inc.	9,800	169,246
Parkway Properties, Inc.	2,600	91,754
Pennsylvania Real Estate Investment Trust	6,900	127,098
PS Business Parks, Inc.	1,900	99,940
Ramco-Gershenson Properties Trust	2,200	47,564
Realty Income Corp.	12,100	304,799
Saul Centers, Inc.	1,300	63,011
Senior Housing Properties Trust	14,092	296,637
Sovran Self Storage, Inc.	2,200	91,982
Strategic Hotels & Resorts, Inc.	11,899	93,883
Sunstone Hotel Investors, Inc.	4,808	62,216
Tanger Factory Outlet Centers, Inc.	6,825	254,845
Taubman Centers, Inc.	3,100	148,800
Universal Health Realty Income Trust	100	3,481
Washington Real Estate Investment Trust	5,000	171,300
		6,641,022
Retail — 8.5%
Aeropostale, Inc. (a)	34,350	1,107,787
AFC Enterprises (a)	1,500	11,490
America’s Car-Mart, Inc. (a)	2,800	55,776
AnnTaylor Stores Corp. (a)	18,200	410,410
Asbury Automotive Group, Inc.	10,600	105,046
AutoNation, Inc. (a)	49,200	507,744
Barnes & Noble, Inc.	9,800	231,868
bebe Stores, Inc.	19,400	201,178
Big Lots, Inc. (a)	37,623	1,145,997
BJ’s Wholesale Club, Inc. (a)	12,500	469,125
Blockbuster, Inc. Class A (a)	1,300	3,627
Bob Evans Farms, Inc.	23,177	663,789
Books-A-Million, Inc.	1,000	6,100
Brinker International, Inc.	40,900	752,151
Brown Shoe Co., Inc.	20,547	331,629
The Buckle, Inc.	17,153	882,865
Buffalo Wild Wings, Inc. (a)	1,500	49,395
California Pizza Kitchen, Inc. (a)	1,900	24,795
Casey’s General Stores, Inc.	18,207	447,892
Cash America International, Inc.	17,000	716,720
Cato Corp. Class A	2,500	44,725
CBRL Group, Inc.	8,056	194,714
CEC Entertainment, Inc. (a)	11,600	404,376
Children’s Place (a)	6,000	228,300
Christopher & Banks Corp.	3,000	26,100
Citi Trends, Inc. (a)	2,700	62,451
CKE Restaurants, Inc.	11,700	143,559
Columbia Sportswear Co.	2,400	89,544
Conn’s, Inc. (a)	2,870	45,059
Copart, Inc. (a)	2,500	109,650
Denny’s Corp. (a)	45,450	117,261
Dillard’s, Inc. Class A	8,800	88,968
Dollar Tree, Inc. (a)	19,628	736,050
Dress Barn, Inc. (a)	34,090	549,872
Ezcorp, Inc. (a)	19,700	354,206
Family Dollar Stores, Inc.	12,145	282,978
Finish Line, Inc. Class A (a)	34,900	378,665
First Cash Financial Services, Inc. (a)	3,200	61,024
Foot Locker, Inc.	58,900	887,034
Fred’s, Inc. Class A	17,200	221,192

Genesco, Inc. (a)	2,300	67,620
Group 1 Automotive, Inc.	3,400	66,810
Gymboree Corp. (a)	10,000	374,000
Hanesbrands, Inc. (a)	9,300	199,392
Haverty Furniture Cos., Inc.	5,200	59,384
Hibbett Sports, Inc. (a)	9,300	195,765
Hot Topic, Inc. (a)	8,700	54,723
Insight Enterprises, Inc. (a)	10,932	139,492
Jack in the Box, Inc. (a)	15,300	330,174
Jo-Ann Stores, Inc. (a)	15,000	329,550
Jones Apparel Group, Inc.	45,400	759,996
Kenneth Cole Productions, Inc. Class A	600	8,370
Krispy Kreme Doughnuts, Inc. (a)	10,500	45,465
Limited Brands, Inc.	15,200	250,648
Liz Claiborne, Inc.	50,000	653,500
Longs Drug Stores Corp.	13,500	631,125
Movado Group, Inc.	200	4,300
MSC Industrial Direct Co., Inc. Class A	4,200	200,340
New York & Co., Inc. (a)	20,300	196,504
Nu Skin Enterprises, Inc. Class A	18,700	302,192
O’ Charley’s, Inc.	800	9,000
Office Depot, Inc. (a)	22,200	150,960
OfficeMax, Inc.	23,500	299,860
Papa John’s International, Inc. (a)	6,200	175,398
PC Connection, Inc. (a)	2,200	15,774
Penske Auto Group, Inc.	30,700	408,310
Pier 1 Imports, Inc. (a)	4,900	18,130
RadioShack Corp.	56,300	939,084
Regis Corp.	9,700	271,503
Ross Stores, Inc.	10,555	400,668
Rush Enterprises, Inc. Class A (a)	6,600	74,514
Sally Beauty Co., Inc. (a)	62,600	463,240
School Specialty, Inc. (a)	6,100	203,191
Sonic Automotive, Inc. Class A	700	7,049
Stage Stores, Inc.	5,900	87,438
Systemax, Inc.	3,700	60,717
Talbots, Inc.	4,500	63,045
Tractor Supply Co. (a)	16,900	642,369
The Wet Seal, Inc. Class A (a)	34,400	151,016
Williams-Sonoma, Inc.	10,300	179,632
Zale Corp. (a)	5,400	119,448
		22,760,808
Savings & Loans — 0.5%
Anchor Bancorp Wisconsin, Inc.	3,200	23,040
BankFinancial Corp.	200	2,894
Brookline Bancorp, Inc.	6,000	58,500
Dime Community Bancshares	11,500	192,395
First Place Financial Corp.	900	9,783
Flushing Financial Corp.	6,700	118,121
Hudson City Bancorp, Inc.	28,400	518,584
Northwest Bancorp, Inc.	300	7,785
OceanFirst Financial Corp.	900	16,281
Provident Financial Services, Inc.	8,500	124,015
Provident New York Bancorp	9,100	111,748
TierOne Corp.	2,430	11,980
WSFS Financial Corp.	984	53,579
		1,248,705

Semiconductors — 5.2%
Actel Corp. (a)	12,300	169,125
Altera Corp.	19,000	417,050
Amkor Technology, Inc. (a)	75,770	663,745
Analog Devices, Inc.	10,600	323,406
Atmel Corp. (a)	132,800	468,784
ATMI, Inc. (a)	7,100	159,963
Brooks Automation, Inc. (a)	12,600	98,406
Cabot Microelectronics Corp. (a)	16,000	624,640
Cirrus Logic, Inc. (a)	7,900	44,872
Cohu, Inc.	5,300	84,376
Day4 Energy, Inc.	33,200	128,520
Emulex Corp. (a)	45,220	509,630
Entegris, Inc. (a)	58,900	372,837
Fairchild Semiconductor International, Inc. (a)	54,000	656,100
Integrated Device Technology, Inc. (a)	75,600	757,512
Intellon Corp. (a)	5,400	20,520
Intersil Corp. Class A	21,700	523,621
IPG Photonics Corp. (a)	2,800	49,728
KLA-Tencor Corp.	12,400	466,116
Lattice Semiconductor Corp. (a)	33,100	80,102
Linear Technology Corp.	4,000	124,200
LSI Corp. (a)	53,300	369,902
Marvell Technology Group Ltd. (a)	21,800	322,422
Micrel, Inc.	32,326	307,744
Microtune, Inc. (a)	4,700	15,275
MKS Instruments, Inc. (a)	33,822	696,733
Monolithic Power Systems, Inc. (a)	16,900	367,575
Netlogic Microsystems, Inc. (a)	8,000	256,080
Nvidia Corp. (a)	1,500	17,160
Pericom Semiconductor Corp. (a)	20,100	286,626
Power Integrations, Inc. (a)	500	13,660
QLogic Corp. (a)	51,600	972,144
Semtech Corp. (a)	42,300	616,311
Silicon Image, Inc. (a)	19,000	133,190
Silicon Laboratories, Inc. (a)	13,800	451,398
Skyworks Solutions, Inc. (a)	75,400	713,284
Standard Microsystems Corp. (a)	7,400	196,248
Supertex, Inc. (a)	700	21,007
Techwell, Inc. (a)	1,000	10,960
Teradyne, Inc. (a)	34,800	326,076
TriQuint Semiconductor, Inc. (a)	21,300	119,919
Ultra Clean Holdings, Inc. (a)	1,200	7,860
Ultratech, Inc. (a)	7,700	113,498
Veeco Instruments, Inc. (a)	13,600	221,408
Verigy Ltd. (a)	14,400	320,112
Volterra Semiconductor Corp. (a)	17,000	278,800
Zoran Corp. (a)	2,500	20,675
		13,919,320
Software — 4.2%
Activision Blizzard, Inc. (a)	22,500	809,550
Actuate Corp. (a)	2,959	13,434
Acxiom Corp.	25,900	332,556
Advent Software, Inc. (a)	2,533	110,287
American Reprographics Co. (a)	6,100	97,661
Ansys, Inc. (a)	10,100	463,388
ArcSight, Inc. (a)	500	5,655

Aspen Technology, Inc. (a)	31,280	416,024
Autodesk, Inc. (a)	5,600	178,584
Blackbaud, Inc.	2,000	35,720
BMC Software, Inc. (a)	11,136	366,263
Bottomline Technologies, Inc. (a)	1,300	15,561
Broadridge Financial Solutions LLC	11,100	229,770
CA, Inc.	7,100	169,406
Commvault Systems, Inc. (a)	1,800	27,414
Compuware Corp. (a)	53,500	588,500
CSG Systems International, Inc. (a)	13,537	240,146
Double-Take Software, Inc. (a)	1,600	17,664
EPIQ Systems, Inc. (a)	9,900	115,632
Fair Isaac Corp.	14,774	328,869
FalconStor Software, Inc. (a)	3,700	25,567
Fidelity National Information Services, Inc.	2,963	56,149
infoGROUP, Inc.	500	2,560
Informatica Corp. (a)	28,100	454,939
Interactive Intelligence, Inc. (a)	3,700	34,595
JDA Software Group, Inc. (a)	13,400	228,738
Lawson Software, Inc. (a)	43,200	350,352
ManTech International Corp. Class A (a)	15,700	876,688
Metavante Technologies, Inc. (a)	3,000	66,780
MicroStrategy, Inc. Class A (a)	6,268	378,838
Noah Education Holdings Ltd. ADR (Cayman Islands) (a)	5,930	32,734
Novell, Inc. (a)	10,000	55,700
Open Text Corp. (a)	18,930	588,912
Parametric Technology Corp. (a)	26,400	511,368
Pegasystems, Inc.	1,800	26,694
Phase Forward, Inc. (a)	7,218	132,811
Phoenix Technologies Ltd. (a)	500	6,035
Progress Software Corp. (a)	8,200	241,326
PROS Holdings, Inc. (a)	900	9,414
Quest Software, Inc. (a)	31,700	478,987
RightNow Technologies, Inc. (a)	7,800	125,502
Schawk, Inc. Class A	2,900	37,497
Seachange International, Inc. (a)	6,100	45,262
Soundbite Communications, Inc. (a)	6,500	20,150
SPSS, Inc. (a)	6,199	204,877
Sybase, Inc. (a)	15,500	520,955
SYNNEX Corp. (a)	18,500	432,160
Taleo Corp. Class A (a)	6,500	121,810
THE9 Ltd. ADR (Cayman Islands) (a)	800	17,888
Tyler Technologies, Inc. (a)	11,800	188,564
The Ultimate Software Group, Inc. (a)	2,400	62,952
Wind River Systems, Inc. (a)	32,500	381,225
		11,280,113
Telecommunications — 3.9%
Acme Packet, Inc. (a)	2,800	13,608
Adaptec, Inc. (a)	11,300	41,245
ADTRAN, Inc.	28,000	626,080
Alaska Communications Systems Group, Inc.	8,574	109,233
Amdocs Ltd. (a)	10,300	313,223
Atlantic Tele-Network, Inc.	4,200	128,478
Black Box Corp.	2,360	70,092
Centennial Communications Corp. (a)	39,500	317,580
Cincinnati Bell, Inc. (a)	103,291	402,835
Comtech Telecommunications (a)	14,900	732,037
EchoStar Corp. (a)	5,200	166,348

Embarq Corp.	8,100	370,737
EMS Technologies, Inc. (a)	6,652	137,763
Extreme Networks (a)	33,600	98,448
Foundry Networks, Inc. (a)	24,500	427,280
Harris Corp.	1,100	52,965
Hypercom Corp. (a)	600	2,916
Iowa Telecommunications Services, Inc.	13,400	248,436
iPCS, Inc. (a)	2,200	59,180
Ixia (a)	10,900	95,484
JDS Uniphase Corp. (a)	14,500	158,485
Mastec, Inc. (a)	14,900	213,815
NTELOS Holdings Corp.	23,500	561,885
Parkervision, Inc. (a)	1,100	12,034
Plantronics, Inc.	33,700	820,595
Polycom, Inc. (a)	19,900	469,640
Powerwave Technologies, Inc. (a)	26,000	106,600
Premiere Global Services, Inc. (a)	50,000	755,500
RF Micro Devices, Inc. (a)	26,000	85,020
Rural Cellular Corp. Class A (a)	1,800	80,928
ShoreTel, Inc. (a)	4,100	21,156
Syniverse Holdings, Inc. (a)	41,800	677,160
Tekelec (a)	34,000	530,060
Telephone & Data Systems, Inc.	11,200	474,880
Tellabs, Inc. (a)	85,600	439,984
US Cellular Corp. (a)	2,100	125,265
USA Mobility, Inc. (a)	400	3,248
UTStarcom, Inc. (a)	21,700	102,424
Viasat, Inc. (a)	5,203	119,825
Windstream Corp.	28,200	336,144
		10,508,616
Textiles — 0.1%
G&K Services, Inc. Class A	3,600	122,544
UniFirst Corp.	3,400	152,218
		274,762
Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	7,500	290,400
JAKKS Pacific, Inc. (a)	13,900	305,522
Leapfrog Enterprises, Inc. (a)	15,700	150,249
Marvel Entertainment, Inc. (a)	15,208	527,718
		1,273,889
Transportation — 2.7%
ABX Holdings, Inc. (a)	3,400	3,094
Alexander & Baldwin, Inc.	8,200	355,798
American Commercial Lines, Inc. (a)	6,100	69,845
Arkansas Best Corp.	16,300	605,382
Arlington Tankers Ltd.	2,300	46,897
Atlas Air Worldwide Holdings, Inc. (a)	6,300	303,219
Bristow Group, Inc. (a)	1,900	85,481
CAI International, Inc. (a)	8,800	160,688
Celadon Group, Inc. (a)	400	5,292
Con-way, Inc.	3,200	161,792
Excel Maritime Carriers Ltd.	1,900	70,414
General Maritime Corp.	6,700	180,498
Genesee & Wyoming, Inc. Class A (a)	6,800	275,196

Gulfmark Offshore, Inc. (a)	10,400	521,872
Heartland Express, Inc.	2,400	40,896
Hub Group, Inc. Class A (a)	16,843	654,519
Kirby Corp. (a)	1,200	57,264
Knightsbridge Tankers Ltd.	6,400	205,504
Marten Transport Ltd. (a)	3,900	81,198
Nordic American Tanker Shipping	1,500	59,880
Old Dominion Freight Line, Inc. (a)	4,600	168,820
Overseas Shipholding Group, Inc.	3,800	299,250
Pacer International, Inc.	22,375	531,182
Ryder System, Inc.	6,800	448,528
Safe Bulkers, Inc. (a)	15,900	301,305
Ship Finance International Ltd.	3,000	89,220
Star Bulk Carriers Corp.	15,500	174,220
Teekay Tankers Ltd. Class A	6,100	138,226
UTI Worldwide, Inc.	1,900	34,561
Werner Enterprises, Inc.	19,700	469,057
YRC Worldwide, Inc. (a)	36,100	610,090
		7,209,188
Trucking & Leasing — 0.3%
AMERCO (a)	800	36,848
GATX Corp.	17,300	786,631
TAL International Group, Inc.	1,100	27,830
Textainer Group Holdings Ltd.	1,000	18,720
		870,029
Water — 0.1%
American States Water Co.	600	21,672
Cascal NV (a)	14,200	154,780
SJW Corp.	3,800	98,458
		274,910
TOTAL COMMON STOCK
(Cost $274,021,594)		265,536,033

TOTAL EQUITIES
(Cost $274,021,594)		265,536,033

WARRANTS — 0.0%

Mining — 0.0%
Redcorp Ventures Ltd.	169,400	3,303

TOTAL WARRANTS
(Cost $0)		3,303

TOTAL LONG-TERM INVESTMENTS
(Cost $274,021,594)		265,539,336

SHORT-TERM INVESTMENTS — 0.1%

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/30/08, 0.900%, due 8/01/08 (b)	376,328	376,328

TOTAL REPURCHASE AGREEMENTS
(Cost $376,328)		376,328

TOTAL SHORT-TERM INVESTMENTS
(Cost $376,328)		376,328

TOTAL INVESTMENTS — 99.3%
(Cost $274,397,922) (c)		265,915,664

Other Assets/(Liabilities) — 0.7%		1,773,070

NET ASSETS — 100.0%		$267,688,734

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)

Maturity value of $376,338. Collateralized by U.S. Government Agency obligations with a rate of 2.810%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $384,107.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Global Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 98.4%

COMMON STOCK — 97.4%

Aerospace & Defense — 3.9%
Boeing Co.	38,500	2,352,735
Empresa Brasileira de Aeronautica SA ADR (Brazil)	136,500	4,171,440
European Aeronautic Defence and Space Co.	233,320	4,382,588
Lockheed Martin Corp.	31,900	3,328,127
Northrop Grumman Corp.	37,900	2,554,081
Raytheon Co.	73,400	4,178,662
		20,967,633
Apparel — 0.9%
Burberry Group PLC	245,630	2,179,388
Tod’s SpA	49,200	2,786,752
		4,966,140
Auto Manufacturers — 1.6%
Bayerische Motoren Werke AG	110,095	4,940,130
Toyota Motor Corp.	83,330	3,573,706
		8,513,836
Banks — 4.4%
HSBC Holdings PLC	406,030	6,682,103
ICICI Bank Ltd. Sponsored ADR (India)	27,900	826,119
Royal Bank of Scotland Group PLC	1,418,283	5,930,408
Societe Generale Class A	46,723	4,348,176
Sumitomo Mitsui Financial Group, Inc.	749	5,759,462
		23,546,268
Beverages — 3.1%
Cia de Bebidas das Americas ADR (Brazil)	56,900	3,369,618
Diageo PLC	171,544	2,981,484
Dr. Pepper Snapple Group, Inc. (a)	69,159	1,429,516
Fomento Economico Mexicano SAB de CV	1,361,100	6,221,280
Grupo Modelo SAB de CV Class C	579,400	3,031,090
		17,032,988
Biotechnology — 0.7%
Basilea Pharmaceutica (a)	4,072	673,077
InterMune, Inc. (a)	50,700	871,026
NicOx SA (a)	40,370	561,593
Regeneron Pharmaceuticals, Inc. (a)	34,300	750,827
Seattle Genetics, Inc. (a)	94,200	1,070,112
		3,926,635

Commercial Services — 1.9%
Automatic Data Processing, Inc.	141,800	6,056,278
Experian Group Ltd.	184,391	1,422,758
Secom Co. Ltd.	61,500	2,821,146
		10,300,182
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	61,200	4,545,324

Diversified Financial — 2.2%
Citigroup, Inc.	182,100	3,403,449
Credit Suisse Group	167,352	8,390,956
SLM Corp. (a)	15,700	268,941
		12,063,346
Electric — 1.2%
Fortum Oyj	143,300	6,329,549

Electrical Components & Equipment — 1.7%
Emerson Electric Co.	136,500	6,647,550
Mitsubishi Electric Corp.	266,000	2,575,162
		9,222,712
Electronics — 4.4%
Fanuc Ltd.	19,900	1,560,511
Hoya Corp.	155,700	3,170,270
Keyence Corp.	15,320	3,304,034
Koninklijke Philips Electronics NV	215,800	7,157,950
Kyocera Corp.	30,700	2,641,939
Murata Manufacturing Co. Ltd.	94,310	3,874,396
Nidec Corp.	26,500	1,874,825
		23,583,925
Entertainment — 0.4%
Aristocrat Leisure Ltd.	75,200	339,271
International Game Technology	74,800	1,623,908
Shuffle Master, Inc. (a)	98,200	474,306
		2,437,485
Foods — 1.8%
Cadbury Schweppes PLC	368,689	4,349,790
Tesco PLC	728,278	5,170,678
		9,520,468
Health Care – Products — 0.5%
Smith & Nephew PLC	254,254	2,709,186

Health Care – Services — 0.9%
Aetna, Inc.	80,300	3,293,103
WellPoint, Inc. (a)	30,900	1,620,705
		4,913,808
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	87,130	9,610,672

Home Furnishing — 1.5%
Sony Corp.	218,700	8,221,011

Household Products — 1.8%
Hindustan Unilever Ltd.	546,800	3,063,448
Reckitt Benckiser Group PLC	123,636	6,752,548
		9,815,996
Insurance — 5.6%
ACE Ltd.	57,700	2,925,390
AFLAC, Inc.	87,000	4,838,070
Allianz SE	43,155	7,315,596
American International Group, Inc.	199,600	5,199,580
Prudential PLC	406,312	4,354,073
Sony Financial Holdings, Inc.	384	1,438,772
XL Capital Ltd. Class A	232,000	4,150,480
		30,221,961
Internet — 1.6%
eBay, Inc. (a)	337,100	8,484,807

Investment Companies — 1.0%
Investor AB Class B	238,348	5,189,571

Leisure Time — 1.5%
Carnival Corp.	189,600	7,003,824
Sega Sammy Holdings, Inc.	97,800	909,265
		7,913,089
Manufacturing — 3.7%
3M Co.	85,100	5,990,189
Siemens AG	113,643	13,934,877
		19,925,066
Media — 3.9%
Dish TV India Ltd.	458,398	319,034
Grupo Televisa SA Sponsored ADR (Mexico)	282,900	6,362,421
Sirius Satellite Radio, Inc. (a)	2,015,376	3,224,602
The Walt Disney Co.	202,300	6,139,805
Wire and Wireless India Ltd.	427,651	223,346
WPP Group PLC	254,250	2,418,148
Zee Entertainment Enterprises Ltd.	477,802	2,158,413
		20,845,769
Metal Fabricate & Hardware — 1.0%
Assa Abloy AB, Series B	398,000	5,426,893

Oil & Gas — 3.2%
BP PLC Sponsored ADR (United Kingdom)	80,600	4,952,064
Husky Energy, Inc.	188,500	8,333,665
Total SA	52,480	4,021,800
		17,307,529

Oil & Gas Services — 3.0%
Technip SA	90,210	7,634,620
Transocean, Inc. (a)	62,472	8,498,066
		16,132,686
Pharmaceuticals — 4.1%
Acadia Pharmaceuticals, Inc. (a)	57,100	170,158
Roche Holding AG	62,690	11,562,516
Sanofi-Aventis	76,780	5,385,963
Shionogi & Co. Ltd.	181,800	3,544,344
Theravance, Inc. (a)	81,400	1,300,772
		21,963,753
Retail — 7.5%
Bulgari SpA	296,900	3,244,449
Hennes & Mauritz AB Class B	199,800	10,702,824
Inditex SA	112,100	5,385,301
McDonald’s Corp.	101,900	6,092,601
Seven & I Holdings Co. Ltd.	79,911	2,437,808
Tiffany & Co.	146,100	5,521,119
Wal-Mart Stores, Inc.	119,700	7,016,814
		40,400,916
Semiconductors — 5.1%
Altera Corp.	206,500	4,532,675
Cree, Inc. (a)	132,000	2,560,800
Linear Technology Corp.	83,500	2,592,675
Maxim Integrated Products, Inc.	202,300	3,973,172
MediaTek, Inc.	476,689	4,913,047
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	173,878	1,651,844
Taiwan Semiconductor Manufacturing Co. Ltd.	2,114,503	3,834,903
Xilinx, Inc.	146,400	3,635,112
		27,694,228
Software — 7.8%
Adobe Systems, Inc. (a)	198,600	8,212,110
Infosys Technologies Ltd.	183,997	6,790,629
Intuit, Inc. (a)	251,500	6,873,495
Microsoft Corp.	331,800	8,533,896
SAP AG	163,743	9,473,360
Square Enix Co. Ltd.	82,700	2,571,856
		42,455,346
Telecommunications — 10.7%
Corning, Inc.	300,800	6,019,008
Juniper Networks, Inc. (a)	375,700	9,779,471
KDDI Corp.	996	5,696,887
SK Telecom Co. Ltd. ADR (South Korea)	224,200	4,779,944
Tandberg ASA	185,400	3,234,077
Telefonaktiebolaget LM Ericsson Class B	1,696,020	17,774,843
Vodafone Group PLC	3,955,906	10,613,489
		57,897,719
Toys, Games & Hobbies — 0.6%
Nintendo Co. Ltd.	7,200	3,465,238

Transportation — 1.1%
TNT NV	132,400	4,624,416
United Parcel Service, Inc. Class B	24,000	1,513,920
		6,138,336

Venture Capital — 0.5%
3i Group PLC	156,490	2,776,541

TOTAL COMMON STOCK (Cost $501,453,995)		526,466,612

PREFERRED STOCK — 1.0%

Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	36,761	1,352,756
Porsche Automobil Holdings SE	27,025	4,072,679
		5,425,435
TOTAL PREFERRED STOCK (Cost $3,543,425)		5,425,435

TOTAL EQUITIES (Cost $504,997,420)		531,892,047

	Principal Amount

BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%

Pharmaceuticals — 0.1%
Theravance, Inc.
3.000% 1/15/15	518,000	423,465

TOTAL CORPORATE DEBT (Cost $518,000)		423,465

TOTAL LONG-TERM INVESTMENTS (Cost $505,515,420)		532,315,512

SHORT-TERM INVESTMENTS — 1.4%

Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	7,448,078	7,448,078

TOTAL SHORT-TERM INVESTMENTS (Cost $7,448,078)		7,448,078

TOTAL INVESTMENTS — 99.9% (Cost $512,963,498) (c)		539,763,590

Other Assets/(Liabilities) — 0.1%		571,138

NET ASSETS — 100.0%		$540,334,728

Notes to Portfolio of Investments
ADR	- American Depositary Receipt
(a)	Non-income producing security.

(b)

Maturity value of $7,448,264. Collateralized by U.S. Government Agency obligations with a rate of 2.760%, maturity date of 5/25/36, and an aggregate market value, including accrued interest, of $7,598,275.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier International Equity Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 93.9%

COMMON STOCK — 92.7%

Aerospace & Defense — 0.8%
Empresa Brasileira de Aeronautica SA	899,819	6,864,243

Apparel — 1.0%
Burberry Group PLC	996,204	8,838,966

Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	119,648	5,368,788
Honda Motor Co. Ltd.	138,526	4,420,358
Toyota Motor Corp.	130,400	5,592,358
		15,381,504
Automotive & Parts — 1.4%
Continental AG	114,968	12,961,051

Banks — 2.0%
Anglo Irish Bank Corp. PLC	828,175	6,525,638
ICICI Bank Ltd. Sponsored ADR (India)	199,275	5,900,533
Royal Bank of Scotland Group PLC	560,557	2,343,913
Societe Generale Class A	41,454	3,857,827
		18,627,911
Beverages — 1.6%
C&C Group PLC	807,831	3,755,729
Foster’s Group Ltd.	262,733	1,217,230
Heineken NV	70,600	3,282,234
Pernod-Ricard SA	71,118	6,182,485
		14,437,678
Biotechnology — 2.3%
CSL Ltd., Australia	221,800	7,201,168
Marshall Edwards, Inc. (Acquired 1/02/03-7/28/08, Cost $6,559,137) (a) (b)	1,813,680	3,645,497
NicOx SA (a)	733,349	10,201,732
		21,048,397
Building Materials — 0.4%
Sika AG	2,581	3,330,786

Chemicals — 2.5%
Filtrona PLC	876,102	2,717,234
Nufarm Ltd.	706,137	11,103,789
Syngenta AG	29,403	8,559,893
		22,380,916

Commercial Services — 5.0%
BTG PLC	865,901	3,667,971
Bunzl PLC	657,765	8,201,890
Capita Group PLC	1,360,538	18,512,447
Dignity PLC	231,850	3,380,290
Experian Group Ltd.	531,428	4,100,488
Prosegur Cia de Seguridad SA	180,629	7,872,751
		45,735,837
Computers — 0.5%
Logitech International SA (a)	182,038	4,816,208

Cosmetics & Personal Care — 0.6%
L’Oreal SA	55,050	5,771,493

Distribution & Wholesale — 0.1%
Wolseley PLC	179,970	1,207,617

Diversified Financial — 3.5%
Collins Stewart PLC	2,192,421	3,130,960
Credit Suisse Group	59,570	2,986,814
Housing Development Finance Corp.	108,500	5,744,571
ICAP PLC	263,780	2,597,678
Paragon Group of Cos. PLC	1,553,714	3,026,466
Tullett Prebon PLC	1,532,131	14,034,743
		31,521,232
Electric — 0.4%
Fortum Oyj	82,900	3,661,686

Electrical Components & Equipment — 0.4%
Ushio, Inc.	244,700	3,749,608

Electronics — 5.0%
Art Advanced Research Technologies, Inc.	2,757,900	309,257
Art Advanced Research Technologies, Inc. (a)	3,163,727	354,764
Art Advanced Research Technologies, Inc.	2,653,076	297,503
Art Advanced Research Technologies, Inc.	836,671	93,820
Hoya Corp.	294,100	5,988,287
Ibiden Co. Ltd.	94,594	2,746,660
Keyence Corp.	37,009	7,981,657
Koninklijke Philips Electronics NV	136,400	4,524,302
Nidec Corp.	193,200	13,668,537
Nippon Electric Glass Co. Ltd.	156,000	2,289,412
Omron Corp.	131,221	2,284,992
Phoenix Mecano	10,879	5,175,596
		45,714,787
Energy – Alternate Sources — 0.7%
Ceres Power Holdings PLC (a)	1,507,680	6,483,682

Engineering & Construction — 4.7%
ABB Ltd. (a)	867,681	22,835,834
Boskalis Westminster	153,457	8,214,305
Leighton Holdings Ltd.	252,042	9,930,328
Vinci SA	38,779	2,189,611
		43,170,078
Entertainment — 0.2%
William Hill PLC	313,510	1,940,342

Foods — 2.8%
Barry Callebaut AG (a)	15,627	10,526,511
Cadbury Schweppes PLC	159,428	1,880,930
Nestle SA	85,860	3,758,204
Royal Numico NV (c)	45,274	3,882,393
WM Morrison Supermarkets PLC	416,544	2,121,962
Woolworths Ltd.	153,571	3,606,338
		25,776,338
Health Care – Products — 7.2%
Cie Generale d’Optique Essilor International SA	75,000	3,705,179
DiaSorin SpA	20,900	475,620
Luxottica Group SpA	224,700	5,477,144
Nobel Biocare Holding AG	124,595	6,258,437
Ortivus AB Class A	114,300	89,688
Ortivus AB Class B (a)	859,965	731,613
Smith & Nephew PLC	440,500	4,693,718
Sonova Holding AG	87,796	6,373,857
Straumann Holding AG	18,431	4,297,260
Synthes, Inc.	100,279	13,845,900
Terumo Corp.	114,200	5,869,858
William Demant Holding (a)	238,100	14,423,492
		66,241,766
Health Care – Services — 1.6%
Sonic Healthcare Ltd.	1,099,800	14,259,754

Holding Company – Diversified — 0.6%
LVMH Moet Hennessy Louis Vuitton SA	45,860	5,058,481

Home Furnishing — 1.5%
SEB SA	136,479	7,628,868
Sony Corp.	166,200	6,247,517
		13,876,385
Household Products — 0.3%
Reckitt Benckiser Group PLC	42,960	2,346,319

Insurance — 2.1%
Allianz SE	26,134	4,430,212
AMP Ltd.	447,883	2,728,235
Prudential PLC	256,841	2,752,330
QBE Insurance Group Ltd.	438,737	9,320,234
		19,231,011
Internet — 2.0%
United Internet AG	145,761	2,808,612
Yahoo! Japan Corp.	40,267	15,313,445
		18,122,057
Leisure Time — 0.5%
Carnival Corp.	130,900	4,835,446

Machinery – Construction & Mining — 0.4%
Takeuchi Manufacturing Co. Ltd.	159,542	3,253,888

Machinery – Diversified — 2.5%
Alstom	148,860	16,764,222
Demag Cranes AG	116,287	6,376,797
		23,141,019
Manufacturing — 1.9%
Aalberts Industries NV	659,946	10,093,063
Siemens AG	62,577	7,673,176
		17,766,239
Media — 2.6%
British Sky Broadcasting PLC	303,840	2,719,485
Grupo Televisa SA Sponsored ADR (Mexico)	220,700	4,963,543
Mediaset SpA	786,900	5,576,202
Societe Television Francaise 1	123,740	2,112,988
Vivendi	135,920	5,678,541
Zee Entertainment Enterprises Ltd.	680,916	3,075,957
		24,126,716
Mining — 4.3%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	595,900	15,594,703
Impala Platinum Holdings Ltd.	368,800	12,352,318
Rio Tinto PLC	105,085	11,012,003
		38,959,024
Office Equipment/Supplies — 0.7%
Canon, Inc.	145,900	6,654,107

Oil & Gas — 3.0%
BG Group PLC	587,740	13,269,357
BP PLC Sponsored ADR	80,500	4,945,920
Total SA	115,590	8,858,229
		27,073,506
Oil & Gas Services — 1.6%
Technip SA	172,280	14,580,339

Pharmaceuticals — 4.2%
Astellas Pharma, Inc.	43,370	1,871,786
GlaxoSmithKline PLC	56,685	1,318,677
NeuroSearch AS (a)	208,909	10,540,156
Novogen Ltd. (a)	3,071,190	3,127,170
Roche Holding AG	50,429	9,301,102
Sanofi-Aventis	58,593	4,110,182
Santhera Pharmaceuticals AG (a)	19,688	1,484,247
Shionogi & Co. Ltd.	144,000	2,807,401
Takeda Pharmaceutical Co. Ltd.	64,900	3,440,784
		38,001,505
Real Estate — 2.3%
Daito Trust Construction Co. Ltd.	119,812	5,455,521
DIC Asset AG	136,144	3,225,082
Solidere GDR (Lebanon) (d)	334,537	12,143,693
		20,824,296

Retail — 4.1%
Compagnie Financiere Richemont AG Class A	133,339	7,991,346
Enterprise Inns Plc	766,840	4,663,370
Hennes & Mauritz AB Class B	153,300	8,211,927
Inditex SA	166,800	8,013,098
PPR SA	25,930	2,807,530
Swatch Group AG Class B	26,600	6,153,597
		37,840,868
Semiconductors — 0.5%
ASM International NV	165,400	4,555,116

Shipbuilding — 0.8%
Hyundai Heavy Industries	24,516	7,462,992

Software — 3.7%
Autonomy Corp. PLC (a)	644,426	13,575,874
Compugroup Holding AG (a)	227,177	2,035,136
Infosys Technologies Ltd.	168,538	6,220,096
Proteome Systems Ltd. (a)	8,852,600	708,414
Sage Group PLC	701,770	2,704,500
SAP AG	107,181	6,200,963
Square Enix Co. Ltd.	79,600	2,475,450
		33,920,433
Telecommunications — 4.0%
KDDI Corp.	688	3,935,199
Nokia Oyj	99,000	2,704,815
Tandberg ASA	767,300	13,384,614
Telefonaktiebolaget LM Ericsson Class B	1,151,060	12,063,485
Vodafone Group PLC	1,747,527	4,688,523
		36,776,636
Toys, Games & Hobbies — 1.5%
Nintendo Co. Ltd.	29,100	14,005,337

Transportation — 0.6%
Toll Holdings Ltd.	142,400	862,729
Tsakos Energy Navigation Ltd.	129,688	4,484,611
		5,347,340
Venture Capital — 0.6%
3i Group PLC	298,181	5,290,509

TOTAL COMMON STOCK
(Cost $686,677,166)		846,971,449

PREFERRED STOCK — 1.2%

Auto Manufacturers — 0.5%
Porsche Automobil Holdings SE	30,765	4,636,298

Insurance — 0.7%
Ceres Group, Inc., Series C (c)	66,772	434,018
Ceres Group, Inc., Series C (Acquired 1/06/99-4/26/06, $3,984,192) (c) (b)	930,048	6,045,312

Ceres Group, Inc., Series D (Acquired 3/15/01-3/09/06, $178,200) (c) (b)	29,700	193,050
		6,672,380

TOTAL PREFERRED STOCK (Cost $7,727,566)		11,308,678

TOTAL EQUITIES (Cost $694,404,732)		858,280,127

WARRANTS — 0.1%

Biotechnology — 0.1%
Marshall Edwards, Inc. Warrants Expires 12/12/2012	278,300	559,383
Marshall Edwards, Inc. Warrants, Expires 12/12/2012 (c)	97,405	114,758
		674,141

TOTAL WARRANTS (Cost $807,070)		674,141

TOTAL LONG-TERM INVESTMENTS (Cost $695,211,802)		858,954,268

	Principal Amount

SHORT-TERM INVESTMENTS — 6.3%

Repurchase Agreement — 6.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (e)	57,515,803	57,515,803

TOTAL SHORT-TERM INVESTMENTS (Cost $57,515,803)		57,515,803

TOTAL INVESTMENTS — 100.3%
(Cost $752,727,605) (f)		916,470,071

Other Assets/(Liabilities) — (0.3)%		(2,410,348)

NET ASSETS — 100.0%		$914,059,723

Notes to Portfolio of Investments

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted security. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to a value of $12,143,693 or 1.33% of net assets.

(e)

Maturity value of $57,516,941. Collateralized by U.S. Government Agency obligations with a rate of 2.810%, maturity date of 7/15/36, and an aggregate market value, including accrued interest, of $58,668,346.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

MassMutual Premier Focused International Fund — Portfolio of Investments

July 31, 2008 (Unaudited)

	Number of
	Shares	Value

EQUITIES — 94.2%

COMMON STOCK — 91.9%

Aerospace & Defense — 4.2%
BAE Systems PLC	254,584	2,262,352
Rolls-Royce Group PLC (a)	301,685	2,123,347
		4,385,699
Agriculture — 2.3%
Imperial Tobacco Group PLC	63,314	2,364,614

Banks — 6.2%
Julius Baer Holding AG	34,066	2,170,771
Standard Chartered PLC	79,851	2,425,565
Sumitomo Mitsui Financial Group, Inc.	248	1,907,005
		6,503,341
Beverages — 1.9%
Coca Cola Hellenic Bottling Co. SA	80,588	1,991,128

Chemicals — 10.5%
Bayer AG	29,864	2,579,960
Incitec Pivot Ltd.	12,390	1,888,107
Lonza Group AG Registered	18,905	2,743,624
Syngenta AG	6,509	1,894,920
Yara International ASA	26,154	1,857,595
		10,964,206
Commercial Services — 2.4%
De La Rue PLC	148,401	2,472,889

Cosmetics & Personal Care — 2.3%
Unicharm Corp.	33,900	2,387,648

Distribution & Wholesale — 3.7%
Mitsubishi Corp.	63,300	1,832,003
Mitsui & Co. Ltd.	101,000	2,093,460
		3,925,463
Diversified Financial — 4.1%
Nomura Holdings, Inc.	163,700	2,356,841
Singapore Exchange Ltd.	391,000	1,935,361
		4,292,202
Electrical Components & Equipment — 1.9%
Toshiba Corp.	302,000	1,950,337
Engineering & Construction — 4.1%
Aker Kvaerner ASA	103,650	2,443,444

WorleyParsons Ltd.	63,780	1,891,150
		4,334,594
Foods — 4.1%
Tesco PLC	312,204	2,216,607
Unilever PLC	76,194	2,085,095
		4,301,702
Holding Company — Diversified — 2.1%
Keppel Corp Ltd.	293,000	2,253,671

Home Furnishing — 1.0%
Rational AG	5,802	1,079,474

Household Products — 2.2%
Reckitt Benckiser Group PLC	42,827	2,339,055

Insurance — 6.4%
Admiral Group PLC	121,196	2,206,608
QBE Insurance Group Ltd.	108,969	2,314,864
Zurich Financial Services AG	8,489	2,227,577
		6,749,049
Machinery — Construction & Mining — 1.8%
Komatsu Ltd.	75,100	1,847,628

Mining — 5.3%
Lihir Gold Ltd. (a)	596,856	1,549,219
Lonmin PLC	40,121	1,917,894
Peter Hambro Mining PLC	97,971	2,091,603
		5,558,716
Oil & Gas — 4.2%
Total SA	30,751	2,356,600
Tullow Oil PLC	129,595	2,010,556
		4,367,156
Oil & Gas Services — 1.8%
Fugro NV	26,733	1,895,067

Pharmaceuticals — 4.2%
Actelion Ltd. (a)	37,619	2,041,144
Novo Nordisk A/S Class B	37,925	2,411,564
		4,452,708
Real Estate — 2.1%
Capitaland Ltd.	542,000	2,245,748

Telecommunications — 8.8%
Koninklijke KPN NV	130,168	2,266,830
Mobistar SA	28,531	2,348,825
Telefonica SA	86,858	2,261,760
Vodafone Group PLC	881,049	2,363,808
		9,241,223

Transportation — 4.3%
Stagecoach Group PLC	351,285	1,964,426
Tokyu Corp.	464,000	2,540,937
		4,505,363

TOTAL COMMON STOCK (Cost $99,521,702)		96,408,681

PREFERRED STOCK — 2.3%

Health Care — Products — 2.3%
Fresenius SE	29,399	2,392,897

TOTAL PREFERRED STOCK (Cost $2,180,042)		2,392,897

TOTAL EQUITIES (Cost $101,701,744)		98,801,578

TOTAL LONG-TERM INVESTMENTS (Cost $101,701,744)		98,801,578

	Principal Amount

SHORT-TERM INVESTMENTS — 5.6%

Repurchase Agreement — 5.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/08, 0.900%, due 8/01/08 (b)	5,888,970	5,888,970

TOTAL SHORT-TERM INVESTMENTS (Cost $5,888,970)		5,888,970

TOTAL INVESTMENTS — 99.8%
(Cost $107,590,714) (c)		104,690,548

Other Assets/(Liabilities) — 0.2%		240,684

NET ASSETS — 100.0%		$104,931,232

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)

Maturity value of $5,889,117. Collateralized by U.S. Government Agency obligations with a rate of 2.760%, maturity date of 5/25/36, and an aggregate market value, including accrued interest, of $6,009,575.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1.  The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier International Bond Fund (“International Bond Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Core Value Equity Fund (“Core Value Equity Fund”), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Main Street Small Cap Fund (“Main Street Small Cap Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”) and MassMutual Premier Focused International Fund (“Focused International Fund”).

The International Bond Fund and Core Value Equity Fund commenced operations on December 20, 2007.

Prior to the opening of business on September 17, 2007, the Enhanced Index Value Fund acquired all assets and liabilities of the MassMutual Premier Enhanced Index Value Fund II (“Enhanced Index Value Fund II). The acquisition was accomplished by a tax-free exchange of 510,982 Class A shares, 54,818 Class L shares, 186,139 Class Y shares, 16,377,117 Class S shares and 14,363 Class N shares of the Enhanced Index Value Fund II for 353,027 Class A shares, 38,011 Class L shares, 127,576 Class Y shares, 11,169,165 Class S shares and 9,845 Class N shares of the Enhanced Index Value Fund. Enhanced Index Value Fund II’s net assets at that date of $152,349,540, including $3,799,417 of net unrealized appreciation, were combined with those of the Enhanced Index Value Fund. The aggregate net assets of the Enhanced Index Value Fund immediately before the acquisition were $420,379,056. The combined net assets of the Enhanced Index Value Fund immediately following the acquisition were $572,728,596.

Each Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust’s foreign funds. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

The Funds had no securities on loan at July 31, 2008.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Funds listed in the following table had open forward foreign currency contracts at July 31, 2008:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund

BUYS
1/29/09	Arab Emirates Dirham	$1,040,000	$290,909	$284,683	$(6,226)
8/07/08	Argentinian Peso	2,800,000	916,605	921,652	5,047
8/21/08	Argentinian Peso	2,650,000	872,134	868,405	(3,729)
8/01/08	Australian Dollar	1,380,000	1,320,301	1,299,029	(21,272)
8/11/08	Australian Dollar	115,000	109,147	108,109	(1,038)
8/18/08	Australian Dollar	900,000	880,911	845,290	(35,621)
8/29/08	Australian Dollar	1,380,000	1,315,733	1,294,230	(21,503)
10/10/08	Australian Dollar	1,905,000	1,815,313	1,776,597	(38,716)
11/21/08	Australian Dollar	1,000,000	933,530	928,008	(5,522)
8/04/08	Brazilian Real	49,980,000	31,447,931	31,870,606	422,675
9/03/08	Brazilian Real	24,425,000	15,405,336	15,448,936	43,600
8/05/08	British Pound	70,000	137,967	138,594	627
8/11/08	British Pound	220,000	432,267	435,388	3,121
8/18/08	British Pound	440,000	881,054	870,325	(10,729)
8/29/08	British Pound	880,000	1,720,387	1,739,233	18,846
10/10/08	British Pound	1,410,000	2,744,186	2,777,784	33,598
8/01/08	Canadian Dollar	1,000,000	979,211	975,072	(4,139)
8/11/08	Canadian Dollar	445,000	435,933	433,844	(2,089)
8/29/08	Canadian Dollar	1,010,000	988,684	984,424	(4,260)
10/10/08	Canadian Dollar	5,650,000	5,607,718	5,504,426	(103,292)
8/18/08	Chilean Peso	227,000,000	462,135	449,267	(12,868)
8/22/08	Chilean Peso	204,000,000	409,351	403,584	(5,767)
5/13/09	Chinese Yuan Renminbi	5,180,000	786,436	787,348	912
5/14/09	Chinese Yuan Renminbi	3,460,000	527,799	525,980	(1,819)
6/08/09	Chinese Yuan Renminbi	2,040,000	311,789	311,130	(659)
8/29/08	Colombian Peso	2,766,000,000	1,540,897	1,528,155	(12,742)
9/08/08	Colombian Peso	435,000,000	241,667	239,932	(1,735)
10/30/08	Czech Republic Koruna	15,700,000	1,038,772	1,019,725	(19,047)
8/05/08	Euro	120,000	183,625	187,049	3,424
8/11/08	Euro	1,680,000	2,627,604	2,617,857	(9,747)
8/29/08	Euro	7,470,000	11,511,843	11,629,101	117,258
9/26/08	Euro	585,000	906,750	909,283	2,533
10/10/08	Euro	16,195,000	25,237,494	25,154,054	(83,440)
1/16/09	Euro	1,630,000	2,565,832	2,519,077	(46,755)
8/18/08	Hungarian Forint	127,000,000	873,849	844,272	(29,577)
10/02/08	Hungarian Forint	683,000,000	4,270,347	4,509,488	239,141
9/24/08	Icelandic Krona	100,000,000	1,324,503	1,244,469	(80,034)
8/18/08	Indian Rupee	37,500,000	870,272	877,850	7,578
8/19/08	Indonesian Rupiah	9,240,000,000	981,350	1,012,565	31,215
8/29/08	Indonesian Rupiah	17,280,000,000	1,828,548	1,890,321	61,773
8/05/08	Japanese Yen	14,000,000	136,195	129,552	(6,643)
8/11/08	Japanese Yen	70,000,000	653,153	647,979	(5,174)
8/29/08	Japanese Yen	1,327,000,000	12,497,114	12,296,255	(200,859)
10/10/08	Japanese Yen	3,020,000,000	29,429,158	28,054,644	(1,374,514)
1/29/09	Kuwaiti Dinar	78,000	290,828	294,162	3,334
8/18/08	Malaysian Ringgit	5,800,000	1,777,778	1,781,136	3,358
10/10/08	Malaysian Ringgit	2,120,000	668,770	650,989	(17,781)
10/30/08	Malaysian Ringgit	5,060,000	1,549,296	1,553,791	4,495
8/18/08	Mexican Peso	9,000,000	876,851	894,397	17,546
8/22/08	Mexican Peso	16,635,000	1,580,804	1,652,153	71,349
8/26/08	Mexican Peso	11,770,000	1,129,555	1,168,272	38,717

8/27/08	Mexican Peso	14,565,000	1,383,717	1,445,483	61,766
8/01/08	New Zealand Dollar	435,000	328,490	319,173	(9,317)
8/18/08	New Zealand Dollar	1,150,000	878,796	841,479	(37,317)
10/10/08	New Zealand Dollar	1,595,000	1,192,081	1,157,564	(34,517)
1/16/09	New Zealand Dollar	2,410,000	1,792,389	1,726,974	(65,415)
8/01/08	Norwegian Krone	5,020,000	987,738	977,855	(9,883)
8/18/08	Norwegian Krone	4,400,000	873,336	855,701	(17,635)
10/10/08	Norwegian Krone	24,450,000	4,755,753	4,730,424	(25,329)
1/16/09	Norwegian Krone	6,720,000	1,304,006	1,288,139	(15,867)
8/04/08	Philippine Peso	39,000,000	851,863	882,854	30,991
8/19/08	Philippine Peso	40,000,000	881,620	904,728	23,108
8/18/08	Polish Zloty	1,800,000	882,396	870,416	(11,980)
10/02/08	Polish Zloty	5,580,000	2,458,718	2,686,656	227,938
10/10/08	Polish Zloty	1,740,000	775,297	837,241	61,944
10/17/08	Polish Zloty	2,670,000	1,299,770	1,284,016	(15,754)
10/30/08	Polish Zloty	5,370,000	2,613,647	2,579,790	(33,857)
1/29/09	Qatari Rial	1,020,000	290,764	283,641	(7,123)
8/01/08	Republic of Korea Won	408,000,000	405,567	403,126	(2,441)
8/29/08	Republic of Korea Won	332,000,000	329,529	327,668	(1,861)
8/19/08	Russian Rubal	43,650,000	1,747,748	1,860,782	113,034
1/29/09	Saudi Arabian Riyal	1,070,000	289,777	285,984	(3,793)
8/01/08	Singapore Dollar	2,175,000	1,599,760	1,590,518	(9,242)
8/21/08	South African Rand	6,700,000	881,637	911,173	29,536
10/20/08	South African Rand	1,950,000	251,394	261,135	9,741
10/10/08	Swedish Krona	9,100,000	1,509,622	1,497,074	(12,548)
8/04/08	Swiss Franc	680,000	666,601	648,447	(18,154)
8/11/08	Swiss Franc	112,000	108,506	106,810	(1,696)
10/10/08	Swiss Franc	11,265,000	11,009,678	10,747,924	(261,754)
8/01/08	Taiwan Dollar	20,000,000	657,246	652,906	(4,340)
8/21/08	Taiwan Dollar	27,000,000	880,554	880,681	127
8/29/08	Taiwan Dollar	20,000,000	657,895	652,137	(5,758)
8/18/08	Turkish Lira	1,075,000	883,777	916,625	32,848
8/25/08	Turkish Lira	510,000	419,580	433,616	14,036
10/17/08	Ukraine Hryvna	3,320,000	687,731	702,750	15,019
1/28/09	Ukraine Hryvna	1,510,000	289,772	306,503	16,731
1/30/09	Vietnam Dong	4,600,000,000	289,490	255,077	(34,413)

					(1,040,326)

SELLS
8/07/08	Argentinian Peso	2,800,000	916,530	921,652	(5,122)
8/01/08	Australian Dollar	1,380,000	1,319,032	1,299,029	20,003
8/18/08	Australian Dollar	900,000	874,530	845,290	29,240
10/10/08	Australian Dollar	1,905,000	1,804,678	1,776,597	28,081
11/21/08	Australian Dollar	1,000,000	931,866	928,008	3,858
8/04/08	Brazilian Real	49,980,000	31,758,394	31,870,606	(112,212)
9/03/08	Brazilian Real	2,320,000	1,461,694	1,467,412	(5,718)
8/05/08	British Pound	730,000	1,426,799	1,445,338	(18,539)
8/18/08	British Pound	440,000	878,944	870,325	8,619
8/29/08	British Pound	1,100,000	2,144,894	2,174,041	(29,147)
10/10/08	British Pound	1,410,000	2,787,345	2,777,784	9,561
1/16/09	British Pound	540,000	1,060,619	1,056,545	4,074
8/01/08	Canadian Dollar	1,000,000	991,198	975,072	16,126
10/10/08	Canadian Dollar	7,300,000	7,215,690	7,111,913	103,777
8/18/08	Chilean Peso	227,000,000	465,164	449,267	15,897
8/21/08	Chinese Yuan Renminbi	6,000,000	883,392	879,598	3,794
5/13/09	Chinese Yuan Renminbi	1,740,000	265,151	264,476	675
8/29/08	Colombian Peso	2,029,000,000	1,124,723	1,120,978	3,745
9/05/08	Colombian Peso	1,584,000,000	895,421	874,084	21,337
9/08/08	Colombian Peso	2,988,000,000	1,690,029	1,648,085	41,944

8/05/08	Euro	1,240,000	1,831,207	1,932,837	(101,630)
8/29/08	Euro	9,310,000	14,431,686	14,493,565	(61,879)
10/02/08	Euro	3,985,000	6,232,998	6,191,988	41,010
10/10/08	Euro	20,360,000	31,541,826	31,623,128	(81,302)
10/17/08	Euro	820,000	1,303,111	1,273,175	29,936
11/21/08	Euro	250,000	384,375	387,472	(3,097)
1/29/09	Euro	3,925,000	6,115,150	6,061,842	53,308
8/21/08	Hong Kong Dollar	6,800,000	872,488	871,857	631
8/18/08	Hungarian Forint	127,000,000	867,913	844,272	23,641
10/02/08	Hungarian Forint	407,000,000	2,397,116	2,687,206	(290,090)
9/24/08	Icelandic Krona	100,000,000	1,318,392	1,244,469	73,923
8/18/08	Indian Rupee	37,500,000	863,996	877,850	(13,854)
8/05/08	Japanese Yen	154,000,000	1,457,723	1,425,073	32,650
8/22/08	Japanese Yen	92,000,000	872,749	852,156	20,593
8/29/08	Japanese Yen	1,554,000,000	14,551,807	14,399,684	152,123
10/10/08	Japanese Yen	2,527,000,000	23,776,843	23,474,863	301,980
1/16/09	Japanese Yen	114,000,000	1,085,921	1,065,411	20,510
10/10/08	Malaysian Ringgit	910,000	282,127	279,434	2,693
8/18/08	Mexican Peso	9,000,000	867,123	894,397	(27,274)
8/22/08	Mexican Peso	3,850,000	371,442	382,374	(10,932)
8/27/08	Mexican Peso	2,560,000	246,937	254,064	(7,127)
9/30/08	Mexican Peso	3,995,000	378,364	394,286	(15,922)
8/01/08	New Zealand Dollar	435,000	323,644	319,173	4,471
8/18/08	New Zealand Dollar	1,150,000	885,006	841,479	43,527
8/29/08	New Zealand Dollar	445,000	329,540	325,039	4,501
10/10/08	New Zealand Dollar	2,115,000	1,620,685	1,534,951	85,734
8/01/08	Norwegian Krone	5,020,000	977,306	977,855	(549)
8/18/08	Norwegian Krone	4,400,000	863,592	855,701	7,891
8/29/08	Norwegian Krone	5,090,000	988,298	988,858	(560)
10/10/08	Norwegian Krone	18,260,000	3,540,502	3,532,824	7,678
8/04/08	Philippine Peso	39,000,000	858,464	882,854	(24,390)
8/18/08	Polish Zloty	1,800,000	884,021	870,416	13,605
10/10/08	Polish Zloty	1,740,000	831,235	837,241	(6,006)
8/01/08	Republic of Korea Won	408,000,000	389,341	403,126	(13,785)
8/01/08	Singapore Dollar	2,175,000	1,595,603	1,590,518	5,085
8/21/08	Singapore Dollar	1,175,000	871,339	860,138	11,201
8/29/08	Singapore Dollar	1,800,000	1,322,878	1,318,206	4,672
10/20/08	South African Rand	6,920,000	883,160	926,696	(43,536)
10/10/08	Swedish Krona	7,645,000	1,279,143	1,257,706	21,437
1/16/09	Swedish Krona	6,400,000	1,060,621	1,047,070	13,551
8/04/08	Swiss Franc	680,000	656,878	648,447	8,431
8/29/08	Swiss Franc	680,000	658,169	648,601	9,568
10/10/08	Swiss Franc	10,055,000	9,721,969	9,593,464	128,505
8/01/08	Taiwan Dollar	20,000,000	658,848	652,906	5,942
8/21/08	Taiwan Dollar	27,000,000	891,707	880,681	11,026
8/25/08	Turkish Lira	5,105,000	4,296,053	4,340,409	(44,356)

					533,531

International Bond Fund

BUYS
9/19/08	Danish Krone	1,560,000	319,294	325,041	5,747
9/19/08	Euro	570,000	879,567	886,318	6,751
9/19/08	Japanese Yen	1,137,000,000	10,559,064	10,549,210	(9,854)
9/19/08	Norwegian Krone	11,760,000	2,220,544	2,279,855	59,311
9/19/08	Singapore Dollar	565,000	410,610	414,217	3,607
9/19/08	Swedish Krona	5,610,000	912,269	924,027	11,758

9/19/08	Swiss Franc	300,000	285,442	286,188	746

					78,066

SELLS
9/19/08	Australian Dollar	4,495,000	4,153,380	4,203,336	(49,956)
9/19/08	British Pound	2,035,000	3,927,550	4,015,345	(87,795)
9/19/08	Canadian Dollar	650,000	632,887	633,389	(502)
9/19/08	Euro	3,840,000	5,859,840	5,970,983	(111,143)
8/22/08	Mexican Peso	3,755,000	364,393	372,939	(8,546)
9/19/08	Polish Zloty	880,000	393,507	424,222	(30,715)
9/19/08	Singapore Dollar	565,000	413,759	414,217	(458)

					(289,116)

Value Fund

BUYS
8/04/08	Swiss Franc	635,251	609,003	605,774	(3,229)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when-issued” or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Funds had securities purchased on a forward commitment basis as shown in the Portfolios of Investments at July 31, 2008.

Financial Futures Contracts

A Fund may enter into futures contracts, including stock future contracts, foreign currency future contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Funds listed in the following table had open futures contracts at July 31, 2008:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund

SELLS
88	U.S. Treasury Note 5 Year	9/30/08	9,797,063	(124,081)
58	U.S. Treasury Note 10 Year	9/19/08	6,659,531	(72,718)

				(196,799)

Core Bond Fund

BUYS
150	U.S. Treasury Note 2 Year	9/30/08	31,801,000	97,874

SELLS
159	U.S. Treasury Note 10 Year	9/19/08	18,256,672	(199,506)

Diversified Bond Fund

BUYS
24	U.S. Treasury Note 5 Year	9/30/08	2,672,563	(1,028)
40	U.S. Treasury Note 2 Year	9/30/08	8,480,500	19,225

				18,197

SELLS
26	U.S. Treasury Note 5 Year	9/30/08	2,894,234	(27,318)
127	U.S. Treasury Note 10 Year	9/19/08	14,582,672	(197,367)

				(224,685)

Strategic Income Fund

BUYS
1	U.K. Treasury Bonds	9/26/08	212,719	1,979
2	Crude Oil Futures	8/20/08	248,237	(33,024)
1	Copper Futures	8/18/08	205,377	(9,077)
2	Gas Oil Futures	9/11/08	226,427	(29,097)
3	Eoe Dutch Stock Index	8/15/08	372,308	19,871
1	Heating Oil Futures	8/29/08	145,368	(20,545)
2	Brent Crude Futures	8/14/08	248,037	(33,244)
2	S&P MIB 30 Index	9/19/08	444,482	(35,740)
268	U.S. Treasury Bonds	9/19/08	30,954,077	204,833
18	Canada Government Bonds 10 Year	9/19/08	2,083,798	9,618
90	Euro-Schatz Futures	9/08/08	14,441,472	(3,727)
5	S&P Canada 60 Index	9/18/08	793,017	6,230
2	IBEX 35 Index	8/15/08	369,315	23,233

				101,310

SELLS
40	NASDAQ 100 E Mini Index	9/19/08	1,482,957	(7,661)
11	FTSE JSE Top 40	9/27/08	389,520	60,276
77	S&P Mini 500 Index	9/30/08	4,878,292	307,595
4	Lead Futures	8/20/08	222,956	(45,106)
11	Nikkei 225 Index	9/11/08	1,359,501	51,720
7	Lean Hogs Futures	8/14/08	222,906	(24,551)

6	H Shares Index	8/28/08	482,324	1,490
58	SGX CNX Nifty Index	8/28/08	500,961	(7,262)
2	S&P 500 Index	9/18/08	633,507	44,194
5	Wheat Futures	12/12/08	202,004	(17)
14	FTSE 100 Index	9/19/08	1,498,852	65,841
9	DAX Index	9/19/08	2,288,984	(73,284)
4	U.S. Treasury Note 10 Year	9/19/08	459,269	(4,628)
50	U.S. Treasury Note 5 Year	9/30/08	5,566,753	(50,693)
251	U.S. Treasury Note 2 Year	9/30/08	53,211,957	(83,257)
6	Cotton Futures	12/08/08	223,456	12,286
1	Euro Bobl	9/10/08	167,300	38
28	Euro Bund	9/10/08	4,911,716	(105,241)
28	Japan Government 10 Year Mini	9/09/08	3,533,663	(294)
14	Mexico Bolsa Index	9/19/08	386,887	32,225
5	Live Cattle Futures	10/31/08	212,504	(21)
12	CAC-40 Euro Index	8/15/08	823,656	(65,914)
56	OMX Stock Index	8/15/08	806,399	(59,515)

				48,221

Balanced Fund

BUYS
9	U.S. Treasury Note 10 Year	9/19/08	1,033,786	17,802
20	U.S. Treasury Note 2 Year	9/30/08	4,240,334	28,362
12	U.S. Treasury Note 5 Year	9/30/08	1,336,364	17,080

				63,244

SELLS
24	S&P Mini 500 Index	9/19/08	1,519,520	112,200

Options

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also “write” put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Funds had no open written option contracts at July 31, 2008.

Transactions in written option contracts during the period ended July 31, 2008, were as follows:

	Number of	Premiums
	Contracts	Received

Short-Duration Bond Fund
Option outstanding at October 31, 2007	50,375,000	$488,250
Options written	—	—
Options terminated in closing purchase transactions	(50,375,000)	(488,250)
Option outstanding at July 31, 2008	—	$—

Core Bond Fund
Option outstanding at October 31, 2007	151,125,000	$1,464,751
Options written	—	—
Options terminated in closing purchase transactions	(151,125,000)	(1,464,751)
Option outstanding at July 31, 2008	—	$—

Diversified Bond Fund
Option outstanding at October 31, 2007	50,375,000	$488,250
Options written	—	—
Options terminated in closing purchase transactions	(50,375,000)	(488,250)
Option outstanding at July 31, 2008	—	$—

Strategic Income Fund
Option outstanding at October 31, 2007	137,470,000	$33,762
Options written	4,110,680,000	964,624
Options terminated in closing purchase transactions	(4,248,150,000)	(998,386)
Option outstanding at July 31, 2008	—	$—

Balanced Fund
Option outstanding at October 31, 2007	25,187,500	$244,125
Options written	—	—
Options terminated in closing purchase transactions	(25,187,500)	(244,125)
Option outstanding at July 31, 2008	—	$—

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps.  Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps.  A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Total return swaps.  In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Risk Factors in Swap Contracts and Other Two-Party Contracts.  The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Funds listed in the following table had open swap agreements at  July 31, 2008:

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
Short-Duration Bond Fund

Credit Default Swaps

1,250,000 USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(4,285)
450,000 USD	9/20/17	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	68,835
500,000 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc.	11,692
1,200,000 USD	6/20/17	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	178,905
487,500 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(10,703)
525,000 USD	9/20/17	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	173,513
1,050,000 USD	6/20/17	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sarah Lee Corp.	(12,469)

Interest Rate Swaps

25,650,000 USD	7/25/13	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 4.514% and to receive the notional amount times the three month USD LIBOR.	(385,469)
46,050,000 USD	7/26/09	Agreement with Goldman Sachs & Co., dated 1/26/2009 to pay the notional amount times 3.64% and to receive the notional amount times the three month USD LIBOR.	(98,913)
20,925,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2009 to receive the notional amount times 4.598% and to pay the notional amount times the three month USD LIBOR.	166,325
4,575,000 USD	7/25/38	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 5.195% and to pay the notional amount times the three month USD LIBOR.	118,298
12,225,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.156% and to pay the notional amount times the three month USD LIBOR.	130,765

24,825,000 USD	7/25/15	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.687% and to pay the notional amount times the three month USD LIBOR.	368,823
15,675,000 USD	7/25/23	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 5.032% and to receive the notional amount times the three month USD LIBOR.	(234,494)

			470,823

Core Bond Fund

Credit Default Swaps

3,300,000 USD	6/20/17	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(39,188)
4,020,000 USD	6/20/16	Agreement with Credit Suisse Securities LLC, dated 8/10/2006 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	405,341
4,020,000 USD	9/20/14	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	1,255,806
3,525,000 USD	6/20/17	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	525,533
1,562,500 USD	9/20/17	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	516,409
1,650,000 USD	9/20/17	Agreement with Credit Suisse Securities LLC, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp.	252,391
1,500,000 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payments only upon a default event of Citigroup, Inc. Note.	35,077
1,500,000 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(32,933)
3,800,000 USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(13,027)

Interest Rate Swaps

60,000,000 USD	4/07/14	Agreement with JP Morgan Chase, dated 10/03/2008 to pay/receive the spread between the six month USD LIBOR.	196,766
94,050,000 USD	7/25/13	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 4.514% and to receive the notional amount times the three month USD LIBOR.	(1,413,384)

168,850,000 USD	7/26/09	Agreement with Goldman Sachs & Co., dated 1/26/2009 to pay the notional amount times 3.64% and to receive the notional amount times the three month USD LIBOR.	(362,680)
91,025,000 USD	7/25/15	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.687% and to pay the notional amount times the three month USD LIBOR.	1,352,352
16,775,000 USD	7/25/38	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 5.195% and to pay the notional amount times the three month USD LIBOR.	433,759
76,725,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2009 to receive the notional amount times 4.598% and to pay the notional amount times the three month USD LIBOR.	609,857
44,825,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.156% and to pay the notional amount times the three month USD LIBOR.	479,471
57,475,000 USD	7/25/23	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 5.032% and to receive the notional amount times the three month USD LIBOR.	(859,812)

			3,341,738

Diversified Bond Fund

Credit Default Swaps

1,225,000 USD	6/20/16	Agreement with CSFB International, dated 8/9/2006, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	123,519
900,000 USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/15/2005 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(3,085)
1,225,000 USD	9/20/14	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	382,677
500,000 USD	9/20/17	Agreement with CSFB International, dated 8/31/2007 to pay 1.05% times the notional amount. The Fund receives payments only upon a default event of Brunswick Corp.	76,482
500,000 USD	9/20/17	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	165,251
450,000 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	10,523
1,000,000 USD	6/20/17	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(11,875)

450,000 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Goldman Sachs Group, Inc.	(9,880)
1,030,000 USD	6/20/17	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	153,560
900,000 USD	6/20/13	Agreement with Barclays Bank PLC, dated 6/27/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of HY10.	(12,524)
1,800,000 USD	6/20/13	Agreement with Barclays Bank PLC, dated 6/27/2008 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of LCDX10.	17,450

Interest Rate Swaps

30,000,000 USD	6/26/11	Agreement with Barclays Bank PLC, dated 6/26/2009 to receive the notional amount times 4.965% and to pay the notional amount times the six month GBP LIBOR.	(524,146)
20,000,000 USD	4/07/14	Agreement with JP Morgan Chase, dated 10/03/2008 to pay/receive the spread between the six month USD LIBOR.	65,589
36,575,000 USD	7/25/23	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 5.032% and to receive the notional amount times the three month USD LIBOR.	(547,153)
59,850,000 USD	7/25/13	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 4.514% and to receive the notional amount times the three month USD LIBOR.	(899,427)
28,525,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.156% and to pay the notional amount times the three month USD LIBOR.	305,118
57,925,000 USD	7/25/15	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.687% and to pay the notional amount times the three month USD LIBOR.	860,588
6,000,000 USD	6/26/19	Agreement with Barclays Bank PLC, dated 6/26/2009 to pay the notional amount times 4.950% and to receive the notional amount times the six month GBP LIBOR.	188,383
10,675,000 USD	7/25/38	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 5.195% and to pay the notional amount times the three month USD LIBOR.	276,028
48,825,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2009 to receive the notional amount times 4.598% and to pay the notional amount times the three month USD LIBOR.	388,091
107,450,000 USD	7/26/09	Agreement with Goldman Sachs & Co., dated 1/26/2009 to pay the notional amount times 3.64% and to receive the notional amount times the three month USD LIBOR.	(230,796)

			774,373

Strategic Income Fund

Credit Default Swaps

460,000 TRY	4/20/13	Agreement with Morgan Stanley & Co., dated 3/31/2008 to pay 2.98% times notional amount. The Fund receives payment only upon a default event of Republic of Turkey.	(8,442)
460,000 TRY	4/20/13	Agreement with Morgan Stanley & Co., dated 3/31/2008 to pay 2.985% times notional amount. The Fund receives payment only upon a default event of Republic of Turkey.	(8,530)
230,000 USD	3/20/13	Agreement with Citigroup, dated 12/29/2007 to pay 5.10% times notional amount. The Fund receives payment only upon a default event of Republic of Pakistan.	(10,228)
200,000 USD	9/20/12	Agreement with Deutsche Bank, dated 9/07/2007 to pay 0.43% times the notional amount. The Fund receives payment only upon a default event of Credit Suisse Group.	8,199
365,000 USD	12/22/08	Agreement with Deutsche Bank, dated 11/02/2007 to receive 9.00% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	14,074
15,000 USD	3/20/09	Agreement with Deutsche Bank, dated 12/21/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	296
30,000 USD	3/20/09	Agreement with Deutsche Bank, dated 1/04/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	725
35,000 USD	9/20/10	Agreement with Credit Suisse Securities LLC, dated 8/24/2007 to pay 7.00% times the notional amount. The Fund receives payment only upon a default event of Charter Communications Holdings LLC.	7,075
200,000 USD	9/20/12	Agreement with Credit Suisse Securities LLC., dated 8/27/2007 to pay 0.38% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc.	8,564
30,000 USD	9/20/10	Agreement with Credit Suisse Securities LLC, dated 9/19/2007 to receive 6.38% times the notional amount. The Fund makes payment only upon a default event of Charter Communication.	5,205
165,000 USD	12/22/08	Agreement with Credit Suisse Securities LLC, dated 11/13/2007 to receive 4.05% times the notional amount. The Fund makes payment only upon a default event of Tenet Healthcare.	1,915
50,000 USD	3/20/09	Agreement with Credit Suisse Securities LLC, dated 11/19/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	985
5,000 USD	3/20/09	Agreement with Credit Suisse Securities LLC, dated 1/07/2008 to receive 5.75% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	149
30,000 USD	3/20/13	Agreement with Credit Suisse Securities LLC, dated 1/23/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	2,684

940,000 USD	2/20/13	Agreement with Credit Suisse Securities LLC, dated 3/31/2008 to pay 3.75% times the notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	15,713
1,270,000 BRL	1/04/10	Agreement with Goldman Sachs & Co., dated 3/13/2008 to receive the notional amount times 13.10% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	59,585
50,000 USD	9/22/08	Agreement with Goldman Sachs & Co., dated 7/27/2007 to receive 2.65% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	131
85,000 USD	9/20/12	Agreement with Goldman Sachs & Co., dated 9/07/2007 to receive 3.70% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	(295)
85,000 USD	9/20/08	Agreement with Goldman Sachs & Co., dated 2/06/2008 to pay 1.50% times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley & Co.	(63)
365,000 USD	12/22/08	Agreement with Deutsche Bank, dated 11/02/2007 to receive 9.00% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	12,702
150,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 2.75% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	487
80,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 8/02/2007 to receive 2.50% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	180
150,000 USD	9/22/08	Agreement with Barclays Bank PLC, dated 6/29/2007, to receive 4.70% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes USA, Inc.	34
850,000 USD	9/22/08	Agreement with Barclays Bank PLC, dated 8/15/2007, to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Citigroup, Inc.	(5,686)
105,000 USD	9/22/08	Agreement with Barclays Bank PLC, dated 8/28/2007 to receive 7.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(1,110)
55,000 USD	3/20/10	Agreement with Citigroup, dated 1/25/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	2,498
55,000 USD	3/20/10	Agreement with Citigroup, dated 1/28/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	3,752
185,000 USD	12/20/12	Agreement with Citigroup, dated 2/07/2008 to pay 9.70% times the notional amount. The Fund receives payment only upon a default event of Capmark Financial Group, Inc.	(12,260)
260,000 USD	12/20/16	Agreement with Deutsche Bank, dated 11/22/2006 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(74,798)

210,000 USD	12/20/16	Agreement with Deutsche Bank, dated 11/22/2006 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(79,322)
255,000 USD	12/20/16	Agreement with Deutsche Bank, dated 12/06/2006 to receive 4.68% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(96,881)
320,000 USD	12/20/16	Agreement with Deutsche Bank, dated 12/06/2006 to receive 5.80% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(94,351)
504,900 USD	12/20/11	Agreement with Deutsche Bank, dated 1/19/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(46,862)
375,000 USD	3/20/12	Agreement with Deutsche Bank, dated 1/30/2007 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(96,381)
285,000 USD	3/20/17	Agreement with Deutsche Bank, dated 2/06/2007 to receive 1.37% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(118,672)
155,000 USD	3/20/17	Agreement with Deutsche Bank, dated 3/15/2007 to receive 1.05% times notional amount. The Fund makes payment only upon a default event of Vale Overseas Ltd.	(6,401)
100,000 USD	5/25/46	Agreement with Deutsche Bank, dated 8/03/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(64,838)
230,000 USD	5/25/46	Agreement with Deutsche Bank, dated 8/03/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(64,535)
230,000 USD	5/25/46	Agreement with Deutsche Bank, dated 8/06/2007 to pay 0.11% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(64,537)
855,000 USD	9/22/08	Agreement with Deutsche Bank, dated 8/09/2007 to receive 2.55% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loan.	2,366
255,000 USD	12/22/08	Agreement with Deutsche Bank, dated 10/17/2007 to receive 2.93% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(9,258)
950,400 USD	12/20/12	Agreement with Deutsche Bank, dated 10/19/2007 to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.	(81,305)
145,000 USD	12/22/08	Agreement with Deutsche Bank, dated 10/18/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(5,211)
70,000 USD	12/20/12	Agreement with Deutsche Bank, dated 11/16/2007 to receive 4.32% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(12,580)

50,000 USD	12/22/08	Agreement with Deutsche Bank, dated 11/16/2007 to receive 4.50% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(2,055)
105,000 USD	12/20/12	Agreement with Deutsche Bank, dated 1/04/2008 to receive 4.00% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(19,834)
178,200 USD	12/20/11	Agreement with Credit Suisse Securities LLC, dated 1/19/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(10,352)
700,000 USD	3/20/12	Agreement with Credit Suisse Securities LLC, dated 1/29/2007 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(179,997)
271,000 USD	3/20/17	Agreement with Goldman Sachs & Co., dated 2/02/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(112,678)
405,000 USD	4/20/11	Agreement with Credit Suisse Securities LLC, dated 3/31/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Ukraine Bond.	(83,096)
145,000 USD	6/20/11	Agreement with Credit Suisse Securities LLC, dated 6/06/2007, to receive 1.53% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(11,561)
150,000 USD	9/22/08	Agreement with Credit Suisse Securities LLC, dated 7/12/2007 to receive 1.40% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(507)
145,000 USD	9/22/08	Agreement with Credit Suisse Securities LLC, dated 7/20/2007 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(416)
90,000 USD	9/22/08	Agreement with Credit Suisse Securities LLC, dated 7/20/2007 to receive 2.80% times notional amount. The Fund makes payment only upon a default event of Toys “R” US, Inc.	186
376,200 USD	6/20/12	Agreement with Credit Suisse Securities LLC., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(12,367)
35,000 USD	9/20/17	Agreement with Credit Suisse Securities LLC, dated 8/28/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	(9,383)
30,000 USD	9/20/17	Agreement with Credit Suisse Securities LLC, dated 9/19/2007 to receive 0.20% times the notional amount. The Fund makes payment only upon a default event of Charter Communication.	(8,042)
95,000 USD	12/20/12	Agreement with Credit Suisse Securities LLC, dated 11/14/2007 to receive 5.20% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(18,274)

50,000 USD	12/20/12	Agreement with Credit Suisse Securities LLC, dated 11/19/2007 to receive 6.25% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(8,068)
130,000 USD	3/20/10	Agreement with Credit Suisse Securities LLC, dated 2/11/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Harrah’s Operating Co., Inc.	(6,274)
210,000 USD	12/20/16	Agreement with Goldman Sachs & Co., dated 11/29/2006 to receive 4.95% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(78,001)
160,000 USD	3/20/17	Agreement with Goldman Sachs & Co., dated 2/02/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon default GMAC LLC.	(66,526)
235,000 USD	3/20/17	Agreement with Goldman Sachs & Co., dated 2/07/2007 to receive 1.37% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(97,852)
140,000 USD	6/20/11	Agreement with JP Morgan Chase, dated 5/17/2007 to receive 1.03% times notional amount. The Fund makes payment only upon a default event of Dean Foods Co..	(10,786)
140,000 USD	6/20/11	Agreement with JP Morgan Chase, dated 5/17/2007 to receive 1.06% times notional amount. The Fund makes payment only upon a default event of Dean Foods Co..	(10,674)
180,000 USD	9/22/08	Agreement with Goldman Sachs & Co., dated 6/27/2007, to receive 2.65% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(893)
65,000 USD	12/22/08	Agreement with Goldman Sachs & Co., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(1,131)
220,000 USD	12/20/12	Agreement with Goldman Sachs & Co., dated 12/21/2007 to receive 3.95% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(41,873)
315,000 USD	12/20/16	Agreement with JP Morgan Chase, dated 11/30/2006 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(118,983)
70,000 USD	6/20/11	Agreement with JP Morgan Chase Bank, dated 6/06/2007, to receive 1.05% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co..	(5,356)
85,000 USD	9/20/08	Agreement with JP Morgan Chase Bank, dated 6/26/2007, to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(676)
170,000 USD	9/22/08	Agreement with JP Morgan Chase Bank, dated 7/03/2007, to receive 2.38% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(1,022)
450,450 USD	6/20/12	Agreement with JP Morgan Chase dated 8/13/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(14,843)

155,000 USD	9/22/08	Agreement with JP Morgan Chase., dated 9/07/2007 to receive 0.75% times the notional amount. The Fund makes payment only upon a default event of Morgan Stanley.	(410)
480,000 USD	9/22/08	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of Merrill Lynch & Co., Inc.	(1,537)
415,000 USD	9/22/08	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 0.75% times the notional amount. The Fund makes payment only upon a default event of Morgan Stanley.	(1,099)
50,000 USD	3/20/10	Agreement with Citigroup, dated 1/30/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	1,890
145,000 USD	3/20/17	Agreement with Lehman Brothers, Inc., dated 2/13/2007 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(60,245)
260,000 USD	12/20/16	Agreement with Morgan Stanley & Co., dated 11/29/2006 to receive 6.15% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(73,401)
30,000 USD	5/25/46	Agreement with Morgan Stanley & Co., dated 7/25/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(20,654)
190,000 USD	9/22/08	Agreement with UBS AG, dated 9/13/2007 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of Lehman Brothers, Inc.	(1,029)
700,000 USD	12/13/49	Agreement with JP Morgan Chase, dated 2/13/2008 to pay 1.47% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	14,357
200,000 USD	2/17/51	Agreement with Lehman Brothers, Inc., dated 2/13/2008 to pay 0.96% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.4.	(10,019)
200,000 USD	12/13/49	Agreement with Goldman Sachs & Co., dated 2/15/2008 to pay 1.47% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	(16,662)
200,000 USD	2/17/51	Agreement with Lehman Brothers, Inc., dated 2/07/2008 to pay 0.96% times notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.4.	(13,960)
100,000 USD	2/17/51	Agreement with JP Morgan Chase, dated 2/07/2008 to pay 0.96% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.4.	(7,297)
100,000 USD	12/13/49	Agreement with JP Morgan Chase, dated 2/13/2008 to pay 1.47% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	(8,208)
110,000 USD	5/25/46	Agreement with Morgan Stanley & Co., dated 2/21/2008 to pay 0.17% times notional amount. The Fund receives payment only upon a default event of ABX.HE.AA.	(13,305)

140,000 USD	5/25/46	Agreement with Morgan Stanley & Co., dated 2/21/2008 to pay 0.11% times notional amount. The Fund receives payment only upon a default event of ABX.HE.AAA.	(2,889)
55,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 4/14/2008 to pay 6.70% times notional amount. The Fund receives payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	(2,518)
20,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 4/14/2008 to pay 6.70% times notional amount. The Fund receives payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	(916)
20,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 3/27/2008 to pay 6.60% times notional amount. The Fund receives payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	(986)
5,000 USD	6/20/09	Agreement with Goldman Sachs & Co., dated 3/28/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	411
50,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 4/09/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Station Casinos, Inc.	(5,793)
30,000 USD	6/20/13	Agreement with Goldman Sachs & Co., dated 4/09/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Station Casinos, Inc.	(3,513)
5,000 USD	6/20/09	Agreement with Goldman Sachs & Co., dated 3/28/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Station Casinos, Inc.	461
710,000 USD	12/20/08	Agreement with Citigroup, dated 4/11/2008 to pay 8.40% times the notional amount. The Fund receives payment only upon a default event of Ambac Assurance Group.	(20,825)
15,000 USD	6/20/09	Agreement with Goldman Sachs & Co., dated 4/14/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	1,083
75,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 8/03/2007 to receive 3.00% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	291
75,000 USD	9/20/12	Agreement with Lehman Brothers, Inc., dated 8/24/2007 to pay 7.25% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	14,831
45,000 USD	9/20/12	Agreement with Lehman Brothers, Inc., dated 8/28/2007 to receive 3.40% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	(643)
75,000 USD	9/20/10	Agreement with Lehman Brothers, Inc., dated 8/29/2007 to pay 7.60% times the notional amount. The Fund receives payment only upon a default event of Charter Communication Holdings LLC.	14,370
475,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 9/17/2007 to receive 1.60% times the notional amount. The Fund makes payment only upon a default event of Bear Stearns, Inc.	1,675

250,000 USD	12/22/08	Agreement with Lehman Brothers, Inc., dated 11/21/2007 to receive 5.15% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(9,485)
55,000 USD	3/20/13	Agreement with Lehman Brothers, Inc., dated 2/06/2008 to pay 3.41% times notional amount. The Fund receives payment only upon a default event of Owens-Illinois, Inc.	1,979
135,000 USD	3/20/18	Agreement with Merrill Lynch International, dated 2/08/2008 to pay 1.53% times the notional amount. The Fund receives payment only upon a default event of El Paso Corp.	1,991
50,000 USD	3/20/18	Agreement with Merrill Lynch International, dated 2/08/2008 to pay 2.90% times the notional amount. The Fund receives payment only upon a default event of El Paso Corp.	771
515,000 USD	12/20/15	Agreement with Citigroup, dated 12/07/2005 to pay 0.40% times the notional amount. The Fund receives payment only upon a default event of Hungary Bond.	27,934
45,000 USD	9/22/08	Agreement with Citigroup, dated 7/25/2007 to receive 2.05% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	50
50,000 USD	3/20/09	Agreement with Citigroup, dated 1/04/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	1,208
40,000 USD	9/20/12	Agreement with UBS AG, dated 9/07/2007 to receive 5.05% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	3,615
50,000 USD	12/22/08	Agreement with Citigroup, dated 12/18/2007 to receive 4.30% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	668
80,000 USD	3/20/13	Agreement with Credit Suisse Securities LLC, dated 3/19/2008 to pay 6.00% times the notional amount. The Fund receives payment only upon a default event of Aramark Corp.	4,069
55,000 USD	3/20/13	Agreement with Lehman Brothers, Inc., dated 2/26/2008 to pay 5.60% times notional amount. The Fund receives payment only upon a default event of CSC Holdings, Inc.	11,916
15,000 USD	3/20/09	Agreement with Credit Suisse Securities LLC, dated 2/25/2008 to pay 14.60% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	858
340,000 USD	3/20/12	Agreement with Morgan Stanley & Co., dated 3/28/2008 to pay 4.78% times notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	291
340,000 USD	3/20/13	Agreement with Morgan Stanley & Co., dated 3/25/2008 to pay 4.88% times notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	1,583
60,000 USD	9/20/08	Agreement with Barclays Bank PLC, dated 3/17/2008, to pay 14.00% times the notional amount. The Fund receives payment only upon a default event of the Bear Stearns Cos.	2,074

45,000 USD	12/22/08	Agreement with Credit Suisse Securities LLC, dated 10/24/2007 to receive 6.35% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(1,816)
85,000 USD	12/20/12	Agreement with Credit Suisse Securities LLC, dated 1/07/2008 to receive 4.15% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(15,690)
180,000 USD	3/20/17	Agreement with Goldman Sachs & Co., dated 1/31/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(74,841)
205,000 USD	3/20/17	Agreement with Goldman Sachs & Co., dated 2/09/2007 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(85,236)
260,000 USD	12/20/16	Agreement with JP Morgan Chase dated 11/28/2006 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(74,798)
10,000 USD	6/20/11	Agreement with JP Morgan Chase Bank, dated 6/11/2007, to receive 1.08% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Co..	(757)
70,000 USD	9/22/08	Agreement with JP Morgan Chase Bank, dated 7/03/2007, to receive 1.92% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	(12)
480,000 USD	9/22/08	Agreement with JP Morgan Chase., dated 9/12/2007 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of Lehman Brothers, Inc.	(2,599)
777,150 USD	12/20/12	Agreement with JP Morgan Chase, dated 10/22/2007 to receive 3.83% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9.	(63,704)
180,000 USD	3/20/17	Agreement with Lehman Brothers, Inc., dated 1/30/2007 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(74,787)
75,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 6/27/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(606)
10,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/05/2007, to receive 1.45% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(78)
220,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/11/2007 to receive 5.40% times notional amount. The Fund makes payment only upon a default event of Beazer Homes.	439
160,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(216)
85,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 8/21/2007 to receive 7.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(899)

70,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 8/24/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(1,093)
50,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 9/14/2007 to receive 7.55% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(332)
75,000 USD	12/20/10	Agreement with Lehman Brothers, Inc., dated 9/21/2007 to receive 3.13% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(1,997)
15,000 USD	12/22/08	Agreement with Lehman Brothers, Inc., dated 10/23/2007 to receive 6.40% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(602)
55,000 USD	3/20/10	Agreement with Citigroup, dated 2/01/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	2,382
90,000 USD	3/20/09	Agreement with Deutsche Bank, dated 2/28/2008 to pay 2.07% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers Holding, Inc.	(2,459)
145,000 USD	6/20/11	Agreement with Merrill Lynch International, dated 6/12/2007, to receive 1.59% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(11,333)
100,000 USD	9/20/11	Agreement with Merrill Lynch International, dated 6/22/2007, to receive 2.05% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(3,368)
920,000 USD	3/24/13	Agreement with Morgan Stanley & Co., dated 5/04/2006 to receive 1.30% times the notional amount. The Fund makes payment only upon a default event of USD 110,000,000 Eurobonds.	(52,661)
150,000 USD	9/22/08	Agreement with Goldman Sachs & Co., dated 7/14/2007 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(431)
50,000 USD	12/22/08	Agreement with Morgan Stanley & Co., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(859)
50,000 USD	12/20/12	Agreement with Morgan Stanley & Co., dated 11/30/2007 to receive 7.15% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(6,828)
240,000 USD	3/20/12	Agreement with Citigroup, dated 2/06/2007 to receive 2.32% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(62,098)
180,000 USD	9/20/11	Agreement with Citigroup, dated 6/28/2007, to receive 2.60% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(3,174)
65,000 USD	3/22/10	Agreement with Lehman Brothers, Inc., dated 1/11/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(18,635)

95,000 USD	9/22/08	Agreement with Citigroup, dated 9/18/2007 to receive 7.50% times the notional amount. The Fund makes payment only upon a default event of Citigroup Funding, Inc.	(644)
200,000 USD	12/13/49	Agreement with Lehman Brothers, Inc., dated 2/07/2008 to pay 1.47% times notional amount. The Fund receives payment only upon a default event of CMBX.NA.AJ.3.	(11,911)
55,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 3/25/2008 to pay 6.70% times the notional amount. The Fund receives payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	(6,234)
15,000 USD	6/20/09	Agreement with JP Morgan Chase, dated 4/09/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Univision Communications, Inc.	1,683
100,000 USD	6/20/13	Agreement with Goldman Sachs & Co., dated 5/08/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(4,782)
55,000 USD	6/20/13	Agreement with Goldman Sachs & Co., dated 5/09/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(2,630)
50,000 USD	6/20/13	Agreement with Goldman Sachs & Co., dated 5/10/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(2,391)
75,000 USD	6/20/13	Agreement with Goldman Sachs & Co., dated 5/17/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(3,586)
55,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 5/23/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(1,896)
60,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 5/30/2008 to receive 6.58% times the notional amount. The Fund makes payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	(2,771)
70,000 USD	6/20/13	Agreement with Merrill Lynch International, dated 6/10/2008 to receive 6.80% times the notional amount. The Fund makes payment only upon a default event of Smurfit-Stone Container Enterprises, Inc.	(2,828)
1,150,000 USD	6/20/13	Agreement with Goldman Sachs & Co., dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(34,874)
1,130,000 USD	6/20/13	Agreement with Deutsche Bank, dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(30,894)
1,130,000 USD	6/20/13	Agreement with UBS AG, dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(30,344)

50,000 USD	6/20/13	Agreement with Citigroup, dated 6/13/2008 to receive 2.50% times the notional amount. The Fund makes payment only upon a default event of Owens-Illinois, Inc.	(165)
15,000 USD	6/20/13	Agreement with Deutsche Bank, dated 6/13/2008 to receive 2.50% times the notional amount. The Fund makes payment only upon a default event of Owens-Illinois, Inc.	(49)
565,000 USD	6/20/13	Agreement with Lehman Brothers, Inc., dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(7,521)
395,000 USD	9/20/09	Agreement with Lehman Brothers, Inc., dated 6/25/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Univisioin Communications, Inc.	(553)
20,000 USD	9/20/09	Agreement with Lehman Brothers, Inc., dated 5/30/2008 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of Dillard’s, Inc.	(212)
770,000 USD	6/20/13	Agreement with Credit Suisse Securities LLC, dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(4,422)
45,000 USD	6/20/09	Agreement with Lehman Brothers, Inc., dated 6/27/2008 to receive 7.50% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(3,587)
875,000 USD	6/20/13	Agreement with Deutsche Bank, dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(892)
735,000 USD	6/20/13	Agreement with Deutsche Bank, dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	5,171
340,000 USD	2/17/51	Agreement with Morgan Stanley & Co., dated 7/10/2008 to receive 0.96% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AJ.4.	(11,997)
410,000 USD	2/15/51	Agreement with Morgan Stanley & Co., dated 7/10/2008 to receive 0.98% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AJ.4.	(12,924)
140,000 USD	2/15/51	Agreement with Barclays Bank PLC, dated 7/22/2008 to receive 0.98% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AJ.5.	(1,635)
140,000 USD	2/15/51	Agreement with Morgan Stanley & Co., dated 7/22/2008 to receive 0.98% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AJ.5.	(2,062)
150,000 USD	9/22/08	Agreement with Goldman Sachs & Co., dated 6/28/2007 to receive 4.80% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	72
75,000 USD	6/20/11	Agreement with Credit Suisse Securities LLC, dated 6/14/2007, to receive 1.61% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(5,822)

30,000 USD	5/25/46	Agreement with Goldman Sachs & Co., dated 7/25/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(20,579)
130,000 USD	5/25/46	Agreement with Goldman Sachs & Co., dated 11/06/2007 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(99,888)
90,000 USD	5/25/46	Agreement with Goldman Sachs & Co., dated 11/07/2007 to receive 0.11% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2 Index.	(29,752)
150,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 6/28/2007 to receive 1.85% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	(52)
185,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/02/2007 to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corp.	(1,495)
200,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/05/2007 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Toys “R” Us, Inc.	(19)
145,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/09/2007 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(626)
210,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/18/2007 to receive 4.22% times the notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises, Inc.	(1,101)
150,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/25/2007 to receive 3.20% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	(591)
260,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/26/2007 to receive 5.22% times notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(3,914)
85,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/27/2007 to receive 4.30% times notional amount. The Fund makes payment only upon a default event of Toys “R” US, Inc.	499
110,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/30/2007 to receive 5.25% times notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	138
110,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 8/07/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	75
850,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 8/10/2007 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of MBIA, Inc.	(18,141)
524,700 USD	6/20/12	Agreement with Lehman Brothers, Inc., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(17,249)

376,200 USD	6/20/12	Agreement with Lehman Brothers, Inc., dated 8/14/2007 to receive 2.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(12,842)
75,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 8/22/2007 to receive 7.45% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(518)
75,000 USD	9/20/12	Agreement with Lehman Brothers, Inc., dated 8/28/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communications Holdings LLC.	(18,906)
75,000 USD	9/20/12	Agreement with Lehman Brothers, Inc., dated 8/31/2007 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Charter Communication Holdings LLC.	(30,156)
70,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 9/12/2007 to receive 1.85% times the notional amount. The Fund makes payment only upon a default event of Nortel Networks Corp.	26
20,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 9/17/2007 to receive 7.55% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(133)
20,000 USD	12/20/10	Agreement with Lehman Brothers, Inc., dated 9/18/2007 to receive 3.40% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(410)
285,000 USD	12/22/08	Agreement with Lehman Brothers, Inc., dated 9/25/2007 to receive 2.90% times the notional amount. The Fund makes payment only upon a default event of Lennar Corp.	(4,894)
1,584,000 USD	12/20/12	Agreement with Lehman Brothers, Inc., dated 10/19/2007 to receive 3.75% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.	(135,509)
50,000 USD	12/22/08	Agreement with Lehman Brothers, Inc., dated 11/09/2007 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(2,103)
85,000 USD	12/22/08	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 2.25% times the notional amount. The Fund makes payment only upon a default event of Dilliards, Inc.	(397)
115,000 USD	12/22/08	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of Washington Mutual, Inc.	(4,781)
235,000 USD	12/22/08	Agreement with Lehman Brothers, Inc., dated 11/16/2007 to receive 2.25% times the notional amount. The Fund makes payment only upon a default event of Dilliards, Inc.	(1,097)
75,000 USD	3/20/10	Agreement with Lehman Brothers, Inc., dated 1/25/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	998

80,000 USD	3/20/10	Agreement with Lehman Brothers, Inc., dated 1/29/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	2,264
20,000 USD	3/20/10	Agreement with Lehman Brothers, Inc., dated 1/30/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Tribune Co.	866
50,000 USD	3/20/10	Agreement with Citigroup, dated 1/30/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	3,411
55,000 USD	3/20/10	Agreement with Lehman Brothers, Inc., dated 1/31/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Tribune Co.	3,195
145,000 USD	6/20/11	Agreement with Merrill Lynch International, dated 6/01/2007, to receive 1.53% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(11,977)
140,000 USD	6/20/11	Agreement with Merrill Lynch International, dated 6/08/2007, to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(10,979)
180,000 USD	6/20/11	Agreement with Merrill Lynch International, dated 6/14/2007, to receive 1.62% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(13,927)
205,000 USD	6/20/11	Agreement with Merrill Lynch International, dated 6/16/2007, to receive 2.06% times the notional amount. The Fund makes payment only upon a default event of TXU Corp.	(13,495)
205,000 USD	12/20/12	Agreement with Merrill Lynch International, dated 10/15/2007 to receive 4.05% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(75,729)
305,000 USD	12/20/12	Agreement with Merrill Lynch International, dated 10/15/2007 to receive 5.30% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(86,124)
210,000 USD	12/20/16	Agreement with Morgan Stanley & Co., dated 11/28/2006 to receive 4.90% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(78,331)
190,000 USD	12/20/16	Agreement with Morgan Stanley & Co., dated 1/08/2007 to receive 4.62% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(72,544)
230,000 USD	12/20/16	Agreement with Morgan Stanley & Co., dated 1/08/2007 to receive 5.90% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(66,991)
1,308,000 EUR	5/13/13	Agreement with Morgan Stanley & Co., dated 5/11/2007 to receive 3.00% times notional amount. The Fund makes payment only upon a default event of MOS Gisad CDS.	(76,625)
450,000 USD	9/22/08	Agreement with Morgan Stanley & Co., dated 7/30/2007 to receive 6.17% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(23,965)

155,000 USD	9/22/08	Agreement with Morgan Stanley & Co., dated 7/31/2007 to receive 6.25% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(8,224)
727,650 USD	12/20/12	Agreement with Morgan Stanley & Co., dated 10/23/2007 to receive 3.94% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.9.	(55,818)
55,000 USD	12/20/12	Agreement with Morgan Stanley & Co., dated 11/28/2007 to receive 7.40% times the notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(7,131)
40,000 USD	12/20/12	Agreement with Citigroup, dated 2/01/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(6,568)
60,000 USD	5/25/46	Agreement with Morgan Stanley & Co., dated 8/02/2007, to pay 0.17% monthly times the notional amount. The Fund receives payment only upon a default event of ABX.HE.AA Index.	(40,103)
70,000 USD	9/20/11	Agreement with Citigroup, dated 6/27/2007, to receive 2.45% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(1,541)
65,000 USD	9/22/08	Agreement with Citigroup, dated 9/13/2007 to receive 7.60% times the notional amount. The Fund makes payment only upon a default event of Tribune Co.	(424)
140,000 USD	9/22/08	Agreement with Citigroup, dated 9/14/2007 to receive 1.89% times the notional amount. The Fund makes payment only upon a default event of Nortel Networks Corp.	51
10,000 USD	12/20/10	Agreement with Citigroup, dated 10/03/2007 to receive 3.10% times the notional amount. The Fund makes payment only upon a default event of Cablevision Systems.	(273)
285,000 USD	12/20/12	Agreement with Citigroup, dated 12/13/2007 to receive 7.13% times notional amount. The Fund makes payment only upon a default event of Capmark Financial Group, Inc.	(39,114)
465,000 USD	6/20/17	Agreement with UBS AG, dated 6/20/2007, to receive 1.45% times the notional amount. The Fund makes payment only upon a default event of Republic the Philippines.	(36,419)
50,000 USD	12/20/12	Agreement with UBS AG, dated 11/21/2007 to receive 4.56% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(8,641)
110,000 USD	12/22/08	Agreement with Deutsche Bank, dated 10/31/2007 to receive 8.50% times the notional amount. The Fund makes payment only upon a default event of Countrywide Home Loans.	3,553
50,000 USD	3/20/09	Agreement with Deutsche Bank, dated 1/03/2008 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of Intel Corp.	1,115
60,000 USD	3/20/13	Agreement with Credit Suisse Securities LLC, dated 1/10/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	5,368

50,000 USD	3/20/18	Agreement with Credit Suisse Securities LLC, dated 2/07/2008 to pay 2.80% times the notional amount. The Fund receives payment only upon a default event of El Paso Corp.	433
30,000 USD	9/22/08	Agreement with Goldman Sachs & Co., dated 8/06/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of First Data Corp.	117
155,000 USD	3/20/17	Agreement with Deutsche Bank, dated 3/15/2007 to pay 0.63% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	2,541
150,000 USD	9/22/08	Agreement with Lehman Brothers, Inc., dated 7/27/2007 to receive 3.50% times notional amount. The Fund makes payment only upon a default event of First Data Corp.	773
100,000 USD	9/20/08	Agreement with Lehman Brothers Inc., dated 8/06/2007 to receive 3.00% times the notional amount. The Fund makes payment only upon a default event of First Data Corp.	389
100,000 USD	6/20/09	Agreement with Goldman Sachs & Co., dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	346
50,000 USD	6/20/09	Agreement with Goldman Sachs & Co., dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of Dole Food Co., Inc.	173
60,000 USD	6/20/13	Agreement with Lehman Brothers Inc., dated 5/10/2008 to receive 6.35% times the notional amount. The Fund makes payment only upon a default event of Republic of Venezuela.	1,858
75,000 USD	6/20/09	Agreement with Goldman Sachs & Co., dated 5/17/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Dole Food Co., Inc.	(115)
140,000 USD	6/20/10	Agreement with Morgan Stanley & Co., dated 5/23/2008 to receive 8.75% times notional amount. The Fund makes payment only upon a default event of YASAR.	2,457
55,000 USD	6/20/09	Agreement with Lehman Brothers, Inc., dated 5/23/2008 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Dole Food Co., Inc.	(904)
1,075,000 USD	6/20/13	Agreement with Barclays Bank PLC, dated 3/21/2008 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.10.	(11,412)
650,000 USD	6/20/13	Agreement with Morgan Stanley & Co., dated 3/21/2008, to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.10.	(5,717)
430,000 USD	6/20/13	Agreement with Barclays Bank PLC, dated 3/21/2008 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.10.	(5,457)
55,000 USD	9/20/13	Agreement with Lehman Brothers, Inc., dated 6/21/2008 to receive 2.64% times the notional amount. The Fund makes payment only upon a default event of Owens-Illinois, Inc.	2

325,000 USD	6/20/13	Agreement with Morgan Stanley & Co., dated 3/21/2008, to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.10.	(1,563)
55,000 USD	9/20/13	Agreement with Citigroup, dated 6/26/2008 to receive 4.17% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	93
320,000 USD	6/20/13	Agreement with Barclays Bank PLC, dated 3/21/2008 to receive 1.55% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.10.	1,230
55,000 USD	9/20/13	Agreement with Barclays Bank PLC, dated 7/03/2008 to receive 4.50% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	805
55,000 USD	9/20/13	Agreement with Goldman Sachs & Co., dated 7/09/2008 to receive 4.70% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	1,220
105,000 USD	9/20/13	Agreement with Goldman Sachs & Co., dated 7/11/2008 to receive 4.70% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	2,301
55,000 USD	9/20/13	Agreement with JP Morgan Chase, dated 7/17/2008 to receive 3.97% times the notional amount. The Fund makes payment only upon a default event of Constellation Brands, Inc.	308
55,000 USD	9/20/13	Agreement with Lehman Brothers, Inc., dated 7/31/2008 to receive 7.45% times the notional amount. The Fund makes payment only upon a default event of MGM Mirage.	(38)
55,000 USD	9/20/13	Agreement with Lehman Brothers, Inc., dated 8/01/2008 to receive 7.60% times the notional amount. The Fund makes payment only upon a default event of MGM Mirage.	—
115,000 USD	3/20/13	Agreement with Lehman Brothers, Inc., dated 2/07/2008 to pay 3.46% times notional amount. The Fund receives payment only upon a default event of Owens-Illinois, Inc.	4,374
85,000 USD	3/20/13	Agreement with Morgan Stanley & Co., dated 2/27/2008 to pay 5.92% times notional amount. The Fund receives payment only upon a default event of Aramark Corp.	4,065
75,000 USD	9/20/12	Agreement with Citigroup, dated 8/29/2007 to receive 3.60% times the notional amount. The Fund makes payment only upon a default event of Citigroup Funding, Inc.	(530)
80,000 USD	9/20/12	Agreement with UBS AG, dated 9/10/2007 to receive 0.51% times the notional amount. The Fund makes payment only upon a default event of Massey Energy Co.	7,378
75,000 USD	3/20/09	Agreement with Deutsche Bank, dated 3/04/2008 to pay 12.00% times the notional amount. The Fund receives payment only upon a default event of iStar Financial, Inc.	181
55,000 USD	3/20/13	Agreement with Lehman Brothers, Inc., dated 2/26/2008 to pay 6.00% times notional amount. The Fund receives payment only upon a default event of Aramark Corp.	2,798

30,000 USD	3/20/09	Agreement with Credit Suisse Securities LLC, dated 3/19/2008 to pay 12.00% times the notional amount. The Fund receives payment only upon a default event of iStar Financial, Inc.	72
170,000 USD	3/20/13	Agreement with Credit Suisse Securities LLC, dated 4/15/2008 to pay 4.95% times the notional amount. The Fund receives payment only upon a default event of Halyk Bank of Kazakhstan.	1,244
60,000 USD	3/20/10	Agreement with Lehman Brothers, Inc., dated 2/01/2008 to pay 5.00% times notional amount. The Fund receives payment only upon a default event of Tribune Co.	2,598
150,000 USD	12/20/12	Agreement with Citigroup, dated 2/07/2008 to pay 9.75% times the notional amount. The Fund receives payment only upon a default event of Capmark Financial Group, Inc.	(9,733)
400,000 USD	12/20/16	Agreement with Deutsche Bank, dated 11/30/2006 to pay 5.85% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(117,223)
240,000 USD	12/20/16	Agreement with Deutsche Bank, dated 12/02/2006 to pay 1.71% times the notional amount. The Fund receives payment only upon a default event of Peru Bond.	(5,590)
210,000 USD	3/20/12	Agreement with Deutsche Bank, dated 2/06/2007 to receive 2.34% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(54,232)
220,000 USD	12/22/08	Agreement with Deutsche Bank, dated 11/07/2007 to receive 5.85% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(4,846)
90,000 USD	12/20/12	Agreement with Deutsche Bank, dated 11/27/2007 to receive 4.50% times the notional amount. The Fund makes payment only upon a default event of iStar Financial, Inc.	(15,709)
195,000 USD	3/20/12	Agreement with Credit Suisse Securities LLC, dated 2/28/2007, to receive 2.55% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(49,691)
55,000 USD	6/20/09	Agreement with Goldman Sachs & Co., dated 8/06/2007 to pay 5.00% times the notional amount. The Fund receives payment only upon a default event of Dole Food Co., Inc.	190
30,000 USD	5/20/13	Agreement with Goldman Sachs & Co., dated 5/14/2008 to receive 6.35% times the notional amount. The Fund makes payment only upon a default event of Republic of Venezuela.	1,149
140,000 USD	10/20/09	Agreement with Morgan Stanley & Co., dated 5/23/2008 to receive 8.50% times notional amount. The Fund makes payment only upon a default event of YASAR.	1,996
1,075,000 USD	6/20/13	Agreement with Morgan Stanley & Co., dated 6/12/2008 to pay 1.55% times notional amount. The Fund receives payment only upon a default event of CDX.NA.IG.10.	(12,208)
405,000 USD	9/20/13	Agreement with Lehman Brothers, Inc., dated 6/21/2008 to pay 1.23% times notional amount. The Fund receives payment only upon a default event of CenturyTel, Inc.	7,629

55,000 USD	9/20/13	Agreement with Goldman Sachs & Co., dated 6/26/2008 to receive 4.25% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	277
55,000 USD	9/20/13	Agreement with JP Morgan Chase, dated 6/26/2008 to receive 4.65% times the notional amount. The Fund makes payment only upon a default event of Nalco Co.	1,099
35,000 USD	9/20/13	Agreement with Lehman Brothers, Inc., dated 7/24/2008 to receive 4.20% times notional amount. The Fund makes payment only upon a default event of Nalco Co.	(11)
1,130,000 USD	6/20/13	Agreement with JP Morgan Chase, dated 3/28/2008 to receive 5.00% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(29,481)
1,120,000 USD	6/20/13	Agreement with Morgan Stanley & Co., dated 3/28/2008 to receive 5.00% times notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.10.	(27,976)
30,000 USD	6/20/13	Agreement with Credit Suisse Securities LLC, dated 6/18/2008, to receive 2.50% times the notional amount. The Fund makes payment only upon a default event of Owens-Illinois, Inc.	(109)
340,000 USD	12/13/49	Agreement with Morgan Stanley & Co., dated 7/10/2008 to receive 1.47% times notional amount. The Fund makes payment only upon a default event of CMBX.NA.AJ.3.	(11,649)

Interest Rate Swaps

3,030,000 SGD	4/03/18	Agreement with Merrill Lynch International, dated 4/03/2008 to pay the notional amount times 3.253% and to receive the notional amount times the six month Floating Rate SGD-SOR-REUTERS.	73,526
2,300,000 AUD	6/04/18	Agreement with Westpac Banking Corp. ABN, dated 6/04/2008 to receive the notional amount times 7.351% and to pay the notional amount times the Floating Rate AUD-BBR-BBSW.	36,838
10,600,000 TWD	6/27/11	Agreement with Citigroup, dated 6/26/2006 to pay the notional amount times 2.32% and to receive protection on TWD-TELERATE Dollars.	1,518
35,000,000 CZK	4/04/18	Agreement with Morgan Stanley & Co., dated 1/18/2010 to pay the notional amount times 4.985% and to receive the notional amount times the Floating Rate Czech Republic Index.	(15,146)
2,870,000 BRL	1/02/14	Agreement with Lehman Brothers, Inc., dated 1/31/2008 to receive the notional amount times 12.90% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(72,519)
1,850,000 EUR	8/22/17	Agreement with Morgan Stanley & Co., dated 8/22/2007 to pay the notional amount times 4.71% and to receive the notional amount times the 6 Month Floating Rate EUR-EURIBOR-Reuters Index.	(47,020)
7,720,000 SEK	1/18/11	Agreement with Morgan Stanley & Co., dated 1/18/2010 to receive the notional amount times 4.26% and to pay the notional amount times the three month Floating Rate SEK-STIBOR-SIDE.	(9,998)

1,320,000 CHF	1/18/11	Agreement with Morgan Stanley & Co., dated 1/18/2010 to receive the notional amount times 2.66% and to pay the notional amount times the six month Floating Rate CHF-LIBOR-BBA.	(7,453)
3,130,000 MXN	12/17/26	Agreement with Credit Suisse Securities LLC, dated 1/11/2007 to receive the notional amount times 8.30% and to pay the notional amount times the Floating Rate MXN-TIIE-Banxico.	(33,524)
610,000 BRL	1/02/12	Agreement with JP Morgan Chase Bank, dated 9/20/2006 to receive the notional amount times 14.00% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	13,964
10,600,000 INR	6/27/11	Agreement with Deutsche Bank, dated 6/26/2006 to pay the notional amount times 7.18% and to receive protection on INR-MIBOR-OISE-Compound.	15,197
1,210,000 BRL	1/02/12	Agreement with JP Morgan Chase Bank, dated 9/19/2006 to receive the notional amount times 13.91% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	23,628
8,340,000 USD	6/12/17	Agreement with Merrill Lynch International, dated 6/11/2007 to pay 4.66% times the notional amount and to receive the notional amount times the floating rate on the Constant Maturity Option.	242,240
43,650,000 RUB	2/18/13	Agreement with Morgan Stanley & Co., dated 2/22/2007 to receive the notional amount times 7.75% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	513,487
19,400,000 NOK	1/18/11	Agreement with Morgan Stanley & Co., dated 1/18/2010 to pay the notional amount times 4.985% and to receive the notional amount times the Floating Rate Czech Republic Index.	31,944
1,300,000 MXN	9/16/26	Agreement with Goldman Sachs & Co., dated 10/11/2006 to receive the notional amount times 9.33% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO Index.	(2,133)
200,000 TRY	2/07/12	Agreement with Credit Suisse Securities LLC, dated 2/07/2007 to receive the notional amount times 17.25% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	55,955
365,043 TRY	2/27/12	Agreement with Credit Suisse Securities LLC, dated 2/26/2007 to receive the notional amount times 16.75% and to pay the notional amount times the 3 Month Floating Rate USB-LIBOR-BBA.	85,082
1,511,701 MXN	5/13/15	Agreement with Deutsche Bank, dated 5/13/2005 to receive the notional amount times 5.46% and to pay the notional amount times the 6 Month Floating Rate USD-LIBOR-BBA.	585,700
270,000 MXN	6/23/15	Agreement with Deutsche Bank, dated 6/23/2005 to receive the notional amount times 5.25% and to pay the notional amount times the 6 Month Floating Rate USD-LIBOR-BBA.	93,105
300,000 TRY	2/09/12	Agreement with Credit Suisse Securities LLC, dated 2/09/2007 to receive the notional amount times 17.30% and to pay the notional amount times 3 Month the Floating Rate USD-LIBOR-BBA.	83,371
1,315,000 USD	10/15/10	Agreement with Morgan Stanley & Co., dated 1/05/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on WTI Trading Ltd.	(24,273)

1,300,000 BRL	1/04/10	Agreement with Goldman Sachs & Co., dated 12/13/2006 to receive the notional amount times 12.61% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(11,409)
2,900,000 CNY	2/16/17	Agreement with Goldman Sachs & Co., dated 2/16/2012 to pay the notional amount times 4.00% and to receive the notional amount times the CNY-CFXSREPOFIX01.	1,683
2,700,000 BRL	1/02/12	Agreement with JP Morgan Chase, dated 12/28/2006 to receive the notional amount times 12.38% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(88,317)
2,060,000 USD	8/14/17	Agreement with Merrill Lynch International, dated 8/13/2007 to pay the notional amount times 5.33% and to receive the notional amount times the floating rate on the Constant Maturity Option Price divided by 10,000.	(29,693)
820,000 EUR	1/18/11	Agreement with Morgan Stanley & Co., dated 1/18/2008 to receive the notional amount times 3.996% and to pay the notional amount times the six month Floating Rate EUR-EURIBOR.	(8,552)
930,000 BRL	1/02/15	Agreement with Goldman Sachs & Co., dated 2/08/2007 to receive the notional amount times 12.29% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(49,941)
1,100,000 BRL	1/02/17	Agreement with Goldman Sachs & Co., dated 3/13/2008 to receive the notional amount times 13.10% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(26,346)
23,010,000 MXN	4/23/18	Agreement with JP Morgan Chase Bank, dated 5/05/2008 to receive the notional amount times 8.369% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO.	(151,404)
2,390,000 MXN	5/03/18	Agreement with JP Morgan Chase Bank, dated 5/15/2008 to receive the notional amount times 8.57% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO.	(12,708)
3,220,000 MXN	5/03/18	Agreement with Banco Santandar, SA, dated 5/15/2008 to receive the notional amount times 8.57% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO.	(17,122)
3,000,000 MXN	5/17/18	Agreement with Banco Santandar, SA, dated 5/29/2008 to receive the notional amount times 8.645% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO.	(14,486)
1,110,000 BRL	1/02/14	Agreement with Goldman Sachs & Co., dated 12/08/2006 to receive the notional amount times 12.92% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(22,320)
560,000 BRL	1/02/14	Agreement with Goldman Sachs & Co., dated 12/12/2006 to receive the notional amount times 12.87% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(12,547)
1,110,000 BRL	1/04/10	Agreement with Goldman Sachs & Co., dated 12/12/2006 to receive the notional amount times 12.71% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(7,480)

2,700,000 BRL	1/02/12	Agreement with Goldman Sachs & Co., dated 12/28/2006 to receive the notional amount times 12.39% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(87,440)
2,030,000 BRL	1/02/15	Agreement with Goldman Sachs & Co., dated 2/07/2007 to receive the notional amount times 12.26% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	(112,086)
5,900,000 BRL	1/02/12	Agreement with Goldman Sachs & Co., dated 7/10/2007 to receive the notional amount times 10.67% and to pay the notional amount times the floating Brazil Interbank Deposit Rate annualized.	(446,791)
7,210,000 MXN	1/10/18	Agreement with Goldman Sachs & Co., dated 1/23/2008 to receive 8.14% times the notional amount and to pay the notional amount times the Floating Rate MXN-TIIE-Banxico.	(56,741)
122,000,000 HUF	6/06/13	Agreement with JP Morgan Chase Bank, dated 6/06/2008 to receive the notional amount times 8.48% and to pay the notional amount times the Floating Rate HUF-BUBOR-Reuters.	18,304
540,000 BRL	1/02/17	Agreement with Morgan Stanley & Co., dated 6/06/2008 to receive the notional amount times 13.93% and to pay the notional amount times the Floating Rate BRL-PTAX.	7,928
460,000 BRL	1/02/17	Agreement with Lehman Brothers, Inc., dated 6/06/2008 to receive the notional amount times 13.85% and to pay the notional amount times the BRL-PTAX.	4,920
540,000 BRL	1/02/17	Agreement with Goldman Sachs & Co., dated 6/09/2008 to receive the notional amount times 14.16% and to pay the notional amount times the Floating Rate BRL-PTAX.	14,145
600,000 BRL	1/02/17	Agreement with UBS AG, dated 6/10/2008 to receive the notional amount times 14.34% and to pay the notional amount times the Floating Rate BRL09.	21,179
900,000 BRL	1/02/17	Agreement with Goldman Sachs & Co., dated 6/12/2008 to receive the notional amount times 14.30% and to pay the notional amount times the Floating Rate BRL-PTAX.	29,804
2,855,000 MXN	6/01/18	Agreement with JP Morgan Chase Bank, dated 6/13/2008 to receive the notional amount times 9.32% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO.	(1,206)
12,425,000 MXN	6/11/09	Agreement with Goldman Sachs & Co., dated 6/12/2009 to receive the notional amount times 9.32% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO.	(12,519)
430,000 BRL	1/02/17	Agreement with Morgan Stanley & Co., dated 7/02/2008 to receive the notional amount times 14.86% and to pay the notional amount times the BRL-PTAX.	26,164
370,000 BRL	1/02/17	Agreement with Lehman Brothers, Inc., dated 7/03/2008 to receive the notional amount times 14.90% and to pay the notional amount times the BRL-PTAX.	23,250
6,200,000 SEK	7/16/18	Agreement with Deutsche Bank, dated 7/16/2008 to receive the notional amount times 5.11% and to pay the notional amount times the SEK-STIBOR.	4,789

6,200,000 SEK	7/17/18	Agreement with Goldman Sachs & Co., dated 7/17/2008 to receive the notional amount times 5.08% and to pay the notional amount times the three month SEK-STIBOR-SIDE.	2,404
180,000,000 ZAR	4/16/09	Agreement with Lehman Brothers, Inc., dated 1/19/2009 to pay the notional amount times 12.27% and to receive the notional amount times the three month Floating Rate ZAR-JIBAR-SAFEX.	42,604
114,000,000 ZAR	4/20/09	Agreement with Lehman Brothers, Inc., dated 1/19/2009 to pay the notional amount times 12.21% and to receive the notional amount times the ZAR-JIBAR-SAFEX.	28,670
610,000 BRL	1/02/12	Agreement with Goldman Sachs & Co., dated 9/20/2006 to receive the notional amount times 14.05% and to pay the notional amount times the Brazil Interbank Deposit Rate annualized.	15,109
3,070,000 MXN	8/27/26	Agreement with Goldman Sachs & Co., dated 9/21/2006 to receive the notional amount times 9.15% and to pay the notional amount times the Floating Rate MXN-TIIE-BANXICO Index.	(9,937)
310,000 TRY	2/06/12	Agreement with Merrill Lynch International, dated 2/06/2007 to receive the notional amount times 17.10% and to pay the notional amount times the 3 Month Floating Rate USD-LIBOR-BBA.	84,227
540,000 BRL	1/02/17	Agreement with Goldman Sachs & Co., dated 6/05/2008 to receive the notional amount times 13.67% and to pay the notional amount times the Floating Rate BRL-PTAX.	996
730,000 BRL	1/02/17	Agreement with Lehman Brothers, Inc., dated 6/12/2008 to receive the notional amount times 14.31% and to pay the notional amount times the BRL-PTAX.	24,547
430,000 BRL	1/02/17	Agreement with Morgan Stanley & Co., dated 6/12/2008 to receive the notional amount times 14.88% and to pay the notional amount times the BRL-PTAX.	26,654
14,000,000 CZK	7/07/10	Agreement with Lehman Brothers, Inc., dated 7/07/2008 to receive the notional amount times 4.596% and to pay the notional amount times the CZK-PRIBOR.	8,441
3,900,000 MXN	5/11/18	Sl5p1fv9 Irs Mxn R F 8.57000/Irs Mxn P V 01mevent	(20,618)
540,000 BRL	1/02/17	Agreement with Banco Santandar, SA, dated 6/05/2008 to receive the notional amount times 13.55% and to pay the notional amount times the Floating Rate BRL-PTAX.	(2,175)

Total Return Swaps

5,629 EUR	10/07/08	Agreement with Morgan Stanley & Co., dated 1/15/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	66
1,020,000 USD	8/01/08	Agreement with Goldman Sachs & Co., dated 1/15/2008 to to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(20,184)

1,900,000 USD	8/01/08	Agreement with Lehman Brothers, Inc., dated 1/15/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(37,360)
300,000 USD	8/01/08	Agreement with Morgan Stanley & Co., dated 2/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(5,812)
1,430,000 USD	8/01/08	Agreement with Citigroup, dated 2/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(28,059)
1,120,000 USD	8/01/08	Agreement with Morgan Stanley & Co., dated 11/01/2007 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(19,596)
1,100,000 USD	8/01/08	Agreement with Lehman Brothers, Inc., dated 3/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(21,446)
5,648 EUR	10/07/08	Agreement with Morgan Stanley & Co., dated 1/15/2008 to pay the monthly return on the 3 month EURIBOR-BBA times the notional amount and to receive the total return on a custom basket EUR equities.	(1,423)
1,800,000 USD	2/02/09	Agreement with Citigroup, dated 2/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(9,966)
3,300,000 USD	3/01/09	Agreement with Morgan Stanley & Co., dated 2/15/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(18,270)
37 USD	10/06/08	Agreement with Goldman Sachs & Co., dated 1/03/2007 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return the NDDUBE Index.	(16,860)
45,651 USD	3/09/09	Agreement with Goldman Sachs & Co., dated 1/08/2008 to pay the return on the 1 month USD-LIBOR-BBA + 0.30% times the notional amount and to receive the total return on a custom basket U.S. Equities.	(252,957)
2,240 USD	9/15/08	Agreement with Deutsche Bank, dated 1/08/2008 to pay the return on the 1 month USD-LIBOR-BBA + 0.20% times the notional amount and to receive the total return on a custom basket U.S. Equities.	(58,041)
1,000,000 USD	3/01/09	Agreement with Goldman Sachs & Co., dated 2/22/2008 to to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(19,372)

600,000 USD	3/01/09	Agreement with Lehman Brothers, Inc., dated 3/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(11,623)
5,629 EUR	3/06/09	Agreement with Morgan Stanley & Co., dated 3/07/2008 to pay the monthly return on the EUR-LIBOR-BBA times the notional amount and to receive the total return on a custom basket of EUR equities.	1,207
290,000 USD	3/01/09	Agreement with Lehman Brothers, Inc., dated 3/07/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(5,134)
540,000 USD	3/01/09	Agreement with Morgan Stanley & Co., dated 3/07/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(9,336)
800,000 USD	5/01/09	Agreement with Lehman Brothers, Inc., dated 5/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(15,497)
140,381 JPY	4/15/09	Agreement with Citigroup, dated 1/11/2008 to pay the monthly return on the 3 month JPY-LIBOR + 0.40% times the notional amount and to receive the total return on a custom basket Japanese equities.	(59,666)
1,600,000 USD	5/01/09	Agreement with Lehman Brothers, Inc., dated 5/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(31,261)
420,000 BRL	8/18/10	Agreement with Deutsche Bank, dated 2/09/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Federative Republic of Brazil.	183,448
18,000,000 NGN	1/27/09	Agreement with Deutsche Bank, dated 3/24/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Nigeria.	9,910
12,000,000 RUB	5/13/09	Agreement with Deutsche Bank, dated 8/14/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on OJSC Russian Agricultural Bank.	57,739
229,333 USD	6/22/13	Agreement with Deutsche Bank, dated 4/04/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Indonesia.	(23,226)
2,200,000 EGP	9/16/08	Agreement with Deutsche Bank, dated 9/18/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Egypt.	47,121
420,000 USD	8/18/10	Agreement with Deutsche Bank, dated 8/30/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(5,939)

420,000 USD	8/19/11	Agreement with Deutsche Bank, dated 8/30/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(15,435)
420,000 USD	2/21/12	Agreement with Deutsche Bank, dated 8/30/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(20,076)
110,000 ARS	12/21/11	Agreement with Deutsche Bank, dated 10/06/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Argentina.	6,070
235,000 USD	2/20/11	Agreement with Deutsche Bank, dated 2/16/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Peru.	7,707
52,200,000 KZT	3/20/09	Agreement with Deutsche Bank, dated 3/24/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on JSC Halyk Bank of Kazakhstan.	27,707
1,838,758 MXN	1/05/11	Agreement with Deutsche Bank, dated 6/19/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corporation, SA.	16,982
9,520,000 RUB	3/26/09	Agreement with Credit Suisse Securities LLC, dated 3/29/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Federation bonds.	27,058
13,000,000 RUB	10/04/08	Agreement with Merrill Lynch International, dated 4/04/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ensorte Enterprises Ltd.	44,818
5,420,829 RUB	6/30/12	Agreement with Morgan Stanley & Co., dated 3/30/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Red Arrow International Leasing Public Ltd. Co.	31,552
7,090,000 RUB	12/12/08	Agreement with Deutsche Bank, dated 12/22/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Federalnaya Setevaya Kompaniya Edinoy Energe.	35,650
11,520,000 RUB	8/06/09	Agreement with Credit Suisse Securities LLC, dated 2/06/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Gazprom OAO bonds.	37,670
15,931,143 RUB	8/15/34	Agreement with Morgan Stanley & Co., dated 1/05/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on EM Whole Loan SA.	7,960
5,200,000 RUB	12/12/08	Agreement with Credit Suisse Securities LLC, dated 1/30/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on FFS UES bonds.	20,560
11,760,000 RUB	10/29/09	Agreement with Credit Suisse Securities LLC, dated 2/01/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Gazprom OAO bonds.	48,409

2,600,000,000 IDR	9/16/11	Agreement with Deutsche Bank, dated 5/18/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Indonesia.	(19,459)
303,002 USD	9/01/12	Agreement with Deutsche Bank, dated 10/11/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Series 2006-A Certificates.	(3,788)
707,717 USD	5/30/12	Agreement with Citigroup, dated 5/31/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Renins Nonlife Ltd.	(71,361)
1,202,538 MXN	1/05/11	Agreement with Deutsche Bank, dated 6/19/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corporation, SA.	11,804
287,000,000 COP	9/12/14	Agreement with Deutsche Bank, dated 7/6/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Colombia.	29,227
40,000,000 RUB	10/10/09	Agreement with Morgan Stanley & Co., dated 10/16/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on ZAO Faktoringovaya Kompaniya.	96,765
11,850,000 RUB	1/22/09	Agreement with Deutsche Bank, dated 6/19/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Railways.	53,863
18,000,000 RUB	10/10/09	Agreement with Deutsche Bank, dated 12/22/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Rosselkhozbank.	33,670
6,900,000 RUB	1/22/09	Agreement with Credit Suisse Securities LLC, dated 12/21/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Railways bonds.	27,245
776,260 USD	2/09/12	Agreement with Deutsche Bank, dated 8/30/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	28,954
420,000 USD	2/22/11	Agreement with Deutsche Bank, dated 8/30/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(11,105)
420,000 USD	8/20/12	Agreement with Deutsche Bank, dated 8/30/05 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Ukrtelecom.	(24,389)
540,000 USD	1/20/09	Agreement with Credit Suisse Securities LLC, dated 1/05/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on NJSC Naftogaz of Ukraine.	(26,564)
7,620,000 RUB	6/22/10	Agreement with Credit Suisse Securities LLC, dated 9/14/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Russian Federation bonds.	16,074

765,000 UAH	4/19/10	Agreement with Credit Suisse Securities LLC, dated 4/05/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Boryspil Airport bonds.	(7,514)
2,318,000,000 VND	1/19/17	Agreement with Credit Suisse Securities LLC, dated 2/13/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Vietnam bonds.	(72,011)
1,490,000 USD	12/01/08	Agreement with Goldman Sachs & Co., dated 6/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(29,485)
1,740,000 USD	12/01/08	Agreement with Morgan Stanley & Co., dated 6/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(34,432)
5,800,000,000 VND	4/13/17	Agreement with Deutsche Bank, dated 4/13/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Vietnam Shipping Industry Group.	(195,841)
16,800,000 RUB	6/24/12	Agreement with Credit Suisse Securities LLC, dated 7/03/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Moscoblgaz-Finans.	30,893
1,203,942 MXN	1/05/11	Agreement with Deutsche Bank, dated 7/14/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Arrendadora Capita Corporation, SA.	12,719
18,645,000 RUB	2/21/12	Agreement with Credit Suisse Securities LLC, dated 3/13/2007 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Orengurgskaya IAHK bonds.	73,190
582,603 USD	2/09/12	Agreement with Deutsche Bank, dated 2/01/07 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on WTI Trading Ltd.	(19,342)
11 BRL	8/13/08	Agreement with Goldman Sachs & Co., dated 6/18/2008 with respect to Bovespa Index future contracts where by the fund receives or makes payments based on the total return of the Bovespa Index.	(70,266)
8 USD	10/03/08	Agreement with Goldman Sachs & Co., dated 7/07/2008 to pay the monthly return on the 1 month USD-LIBOR-BBA times the notional amount and to receive the total return on the MSCI Belgium Index.	(3,651)
580,000 USD	2/01/09	Agreement with Lehman Brothers, Inc., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
580,000 USD	2/01/09	Agreement with Morgan Stanley & Co., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—

1,300,000 USD	1/01/09	Agreement with Morgan Stanley & Co., dated 7/14/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(25,183)
1,010,000 USD	2/01/09	Agreement with Morgan Stanley & Co., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
680,000 USD	2/01/09	Agreement with JP Morgan Chase, dated 7/18/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(12,358)
285,000 USD	11/01/08	Agreement with Goldman Sachs & Co., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
1,230,000 USD	2/01/09	Agreement with Morgan Stanley & Co., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
2,660,000 USD	2/01/09	Agreement with Goldman Sachs & Co., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
63,989 GBP	5/08/09	Agreement with Citigroup, dated 6/09/2008 to pay the monthly return on the 1 month GBP-LIBOR+ 0.35% times the notional amount and to receive the total return on a custom basket U.K. equities.	(5,557)
3,100,000,000 IDR	6/15/21	Agreement with Deutsche Bank, dated 8/01/2008 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Indonesia.	(2,394)
900,000 USD	2/02/09	Agreement with Citigroup, dated 1/30/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA 8.5 Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(4,870)
9 USD	10/08/08	Agreement with Goldman Sachs & Co., dated 2/06/2008 to pay monthly the return on the USD-LIBOR-BBA times the notional amount and to receive the total return on the MSCI Belgium Index.	(4,101)
290,000 USD	3/01/09	Agreement with Goldman Sachs & Co., dated 3/07/2008 to to receive the monthly payment based on the spread of the Lehman Brothers CMBS.AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(5,134)
1,535,000 RUB	4/19/11	Agreement with Deutsche Bank, dated 4/28/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on Moscow Region bond.	6,687

13,700,000 NGN	2/24/09	Agreement with Deutsche Bank, dated 3/24/06 where by the fund makes an up front payment and receives periodic payments and the redemption proceeds based on the Republic of Nigeria.	11,292
1,230,000 USD	12/01/08	Agreement with Lehman Brothers, Inc., dated 6/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(24,186)
440,000 USD	12/01/08	Agreement with Morgan Stanley & Co., dated 6/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(8,762)
590,000 USD	1/02/09	Agreement with Morgan Stanley & Co., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
710,000 USD	1/01/09	Agreement with Goldman Sachs & Co., dated 7/14/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	(13,754)
1,010,000 USD	2/01/09	Agreement with Lehman Brothers, Inc., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
1,240,000 USD	2/01/09	Agreement with Lehman Brothers, Inc., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
1,080,000 USD	2/01/09	Agreement with Lehman Brothers, Inc., dated 8/01/2008 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA.8.5+ Index times the notional amount if positive and to pay the absolute value of the spread if negative.	—
			(3,616,562)

Balanced Fund

Credit Default Swaps

140,000 USD	6/20/17	Agreement with Barclays Bank PLC, dated 5/05/2007 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corp.	(1,662)
50,000 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to receive 0.80% times the notional amount. The Fund makes payments only upon a default event of Goldman Sachs & Co.	(1,098)
180,000 USD	6/20/16	Agreement with Credit Suisse Securities LLC, dated 8/9/2006, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	18,150
200,000 USD	12/20/09	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a	(686)

180,000 USD	9/20/14	Agreement with Bank of America, dated 11/11/2006 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	56,230
68,750 USD	9/20/17	Agreement with Goldman Sachs & Co., dated 7/13/2007 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	22,722
50,000 USD	3/20/13	Agreement with Barclays Bank PLC, dated 1/25/2008 to pay 0.80% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc. Notes.	1,169
160,000 USD	6/20/17	Agreement with Bear Stearns Bank PLC, dated 3/22/2007 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	23,854
50,000 USD	9/20/17	Agreement with Credit Suisse Securities LLC, dated 8/31/2007, to pay 1.05% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corp. Notes.	7,648

Interest Rate Swaps

5,225,000 USD	7/25/23	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 5.032% and to receive the notional amount times the three month USD LIBOR.	(78,165)
5,000,000 USD	4/07/14	Agreement with JP Morgan Chase, dated 10/03/2008 to pay/receive the spread between the six month USD LIBOR.	16,397
8,550,000 USD	7/25/13	Agreement with Goldman Sachs & Co., dated 7/25/2008 to pay the notional amount times 4.514% and to receive the notional amount times the three month USD LIBOR.	(128,489)
15,350,000 USD	7/26/09	Agreement with Goldman Sachs & Co., dated 1/26/2009 to pay the notional amount times 3.64% and to receive the notional amount times the three month USD LIBOR.	(32,971)
6,975,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2009 to receive the notional amount times 4.598% and to pay the notional amount times the three month USD LIBOR.	55,442
8,275,000 USD	7/25/15	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.687% and to pay the notional amount times the three month USD LIBOR.	122,941
1,525,000 USD	7/25/38	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 5.195% and to pay the notional amount times the three month USD LIBOR.	39,433
4,075,000 USD	7/25/11	Agreement with Goldman Sachs & Co., dated 7/25/2008 to receive the notional amount times 4.156% and to pay the notional amount times the three month USD LIBOR.	43,588
			164,503

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CHF	- Swiss Franc
CNY	- Yuan Renminbi

COP	- Colombian Peso
CZK	- Czech Koruna
EGP	- Egyptian Pound
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KZT	- Kazakhstan Tenge
MXN	- Mexican Peso
NGN	- Nigeria Naira
NOK	- Norwegian Krone
RUB	- Russian Ruble
SEK	- Swedish Kronor
SGD	- Singapore Dollar
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
UAH	- Ukraine Hryvnia
USD	- United States Dollar
VND	- Viet Nam Dong
ZAR	- South African Rand

Structured Notes

The Funds may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S.

Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are illiquid and restricted as to resale. They have been valued in good faith under procedures established by the Board of Trustees, taking into consideration such factors as the Board deems appropriate. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these securities held at July 31, 2008 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Fund’s Net Asset
Short -Duration Bond Fund	$3,814,441	$1,147,110	0.3%
Core Bond Fund	15,551,465	6,355,688	0.5%
Diversified Bond Fund	4,916,238	2,369,538	0.6%
Strategic Income Fund	708,096	736,327	0.1%
Balanced Fund	587,493	213,257	0.1%
International Equity Fund	10,721,529	9,883,859	1.1%

3.   Federal Income Tax Information

At July 31, 2008, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Short-Duration Bond Fund	$482,849,917	$1,267,787	$(11,817,806)	$(10,550,019)
Inflation-Protected Bond Fund	310,298,479	9,872,884	(1,997,487)	7,875,397
Core Bond Fund	1,737,548,669	7,289,789	(55,300,165)	(48,010,376)
Diversified Bond Fund	500,985,914	2,068,705	(16,881,134)	(14,812,429)
Strategic Income Fund	439,555,364	527,636,191	(15,044,257)	512,591,934
High Yield Fund	184,058,677	311,811	(10,587,076)	(10,275,265)
International Bond Fund	34,608,444	879,826	(296,199)	583,627
Balanced Fund	172,767,726	3,390,258	(11,525,694)	(8,135,436)
Value Fund	345,758,101	14,301,592	(35,382,619)	(21,081,027)
Core Value Equity Fund	14,503,350	167,160	(1,729,160)	(1,562,000)
Enhanced Index Value Fund	468,051,028	6,657,285	(51,518,561)	(44,861,276)
Enhanced Index Core Equity Fund	24,473,611	559,333	(2,275,215)	(1,715,882)
Main Street Fund	273,591,317	9,072,624	(25,184,790)	(16,112,166)
Capital Appreciation Fund	952,396,154	139,445,998	(79,150,055)	60,295,943
Core Growth Fund	20,076,466	1,597,609	(1,914,210)	(316,601)
Enhanced Index Growth Fund	246,159,060	9,295,705	(16,125,685)	(6,829,980)
Discovery Value Fund	72,627,127	1,584,549	(10,789,977)	(9,205,428)
Small Capitalization Value Fund	29,744,028	723,245	(2,491,607)	(1,768,362)
Main Street Small Cap Fund	141,397,476	9,427,661	(13,848,575)	(4,420,914)
Small Company Opportunities Fund	274,397,922	22,134,591	(30,616,849)	(8,482,258)
Global Fund	512,963,498	90,242,532	(63,442,440)	26,800,092
International Equity Fund	752,727,605	254,736,752	(90,994,286)	163,742,466
Focused International Fund	107,590,714	5,003,584	(7,903,750)	(2,900,166)

Note: The aggregate cost for investments for the Money Market Fund at July 31, 2008, is the same for financial reporting and federal income tax purposes.

4.   New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 determines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	9/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	9/22/08

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	9/22/08